     As filed with the Securities and Exchange Commission on August 14, 2002

                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----
         Pre-Effective Amendment No.
                                      ----

         Post-Effective Amendment No. 62                                     X
                                                                           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                           -----

        Amendment No. 63


                        (Check appropriate box or boxes.)

                              AIM INVESTMENT FUNDS
               (Exact name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (713) 626-1919


                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                              Houston, Texas 77046
                     (Name and Address of Agent of Service)

                                    Copy to:

Timothy D. Yang, Esq.                     Martha J. Hays, Esq.
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
Houston, Texas 77046                      Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:      As soon as practicable after
                                                   the effective date of
                                                   this Amendment

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
----   on (date) pursuant to paragraph (b)


       60 days after filing pursuant to paragraph (a)(1)
----

       on (date), pursuant to paragraph (a)(1)
----


 X     75 days after filing pursuant to paragraph (a)(2)
----

       on (date) pursuant to paragraph (a)(2) of rule 485.
----

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a
----   previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                  SUBJECT TO COMPLETION--DATED AUGUST 14, 2002

      AIM LIBRA FUND
      --------------------------------------------------------------------------

      AIM Libra Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      NOVEMBER 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B, and C
                                     shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                                 --------------
                                 AIM LIBRA FUND
                                 --------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------

Fee Table                                            2

Expense Example                                      2

FUND MANAGEMENT                                      3
------------------------------------------------------

The Advisor                                          3

Advisor Compensation                                 3

Portfolio Manager(s)                                 3

OTHER INFORMATION                                    3
------------------------------------------------------

Sales Charges                                        3

Dividends and Distributions                          3

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                 --------------
                                 AIM LIBRA FUND
                                 --------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies the portfolio manager(s) believe are likely to benefit from new or innovative products, services or processes. The fund will invest without regard to market capitalization. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio manager(s) purchase securities of companies that have experienced, or that they believe have the potential for, above-average growth in earnings or that have the potential for superior earnings growth. The portfolio manager(s) consider whether to sell a particular security when they believe the security no longer meets these criteria.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 --------------
                                 AIM LIBRA FUND
                                 --------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)              5.50%      None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)       None(1)    5.00%       1.00%
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.85%      0.85%      0.85%

Distribution and/or Service (12b-1) Fees            0.35       1.00       1.00

Other Expenses(3)                                   0.60       0.60       0.60

Total Annual Fund Operating Expenses                1.80       2.45       2.45
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) Other Expenses are based on estimated amounts for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR   3 YEARS
--------------------------------------------------------------------------------
Class A                                                          $723    $1,085
Class B                                                           748     1,064
Class C                                                           348       764
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                                1 YEAR   3 YEARS
--------------------------------------------------------------------------------
Class A                                                          $723    $1,085
Class B                                                           248       764
Class C                                                           248       764
--------------------------------------------------------------------------------

                                 --------------
                                 AIM LIBRA FUND
                                 --------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.85% of the first $1 billion of the average daily net assets and 0.80% of the average daily net assets over $1 billion.

PORTFOLIO MANAGER(S)

The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1986.

    He is assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Libra Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A                     CLASS B                     CLASS C                     CLASS R
--------------------------------------------------------------------------------------------------------------
- Initial sales charge      - No initial sales charge   - No initial sales charge   - No initial sales charge

- Reduced or waived         - Contingent deferred       - Contingent deferred       - Generally, no contingent
  initial sales charge for    sales charge on             sales charge on             deferred sales charge(1)
  certain purchases(1,2)      redemptions within six      redemptions within one
                              years                       year(2,4)

- Generally, lower          - 12b-1 fee of 1.00%        - 12b-1 fee of 1.00%        - 12b-1 fee of 0.50%
  distribution and service
  (12b-1) fee than Class
  B, Class C or Class R
  shares (See "Fee Table
  and Expense Example")

                            - Converts to Class A       - Does not convert to       - Does not convert to
                              shares at the end of the    Class A shares              Class A shares
                              month which is eight
                              years after the date on
                              which shares were
                              purchased along with a
                              pro rata portion of its
                              reinvested dividends and
                              distributions(3)

- Generally more            - Purchase orders limited   - Generally more            - Generally, only
  appropriate for             to amounts less than        appropriate for             available to section 401
  long-term investors         $250,000                    short-term investors        and 457 plans, section
                                                                                      403 plans sponsored by a
                                                                                      section 501(c)(3)
                                                                                      organization and IRA
                                                                                      rollovers from such
                                                                                      plans if an AIM Fund was
                                                                                      offered

Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

      (4) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

                                       A-1                             MCF--8/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                   --------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION(1)           OFFERING PRICE  INVESTMENT
--------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                   --------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE  INVESTMENT
--------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                   --------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE  INVESTMENT
--------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
--------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund):

YEAR SINCE                           CLASS     CLASS
PURCHASE MADE                          B         C
-----------------------------------------------------
First                                   5%     1%
Second                                  4     None
Third                                   3     None
Fourth                                  3     None
Fifth                                   2     None
Sixth                                   1     None
Seventh and following                None     None
-----------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

MCF--8/02                              A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing       $  0 ($25 per AIM Fund investment for             $25
plans, 401(k) plans, Simplified Employee Pension         salary deferrals from Savings
(SEP) accounts, Salary Reduction (SARSEP)                Plans)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                          50                                                25

IRA, Education IRA or Roth IRA                     250                                                50

All other accounts                                 500                                                50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

                                       A-3                             MCF--8/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS

----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

MCF--8/02                              A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

                                       A-5                             MCF--8/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.
MCF--8/02                              A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                       A-7                             MCF--8/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares; or

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and
MCF--8/02                              A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be added to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the
                                       A-9                             MCF--8/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--8/02                             A-10

                                 --------------
                                 AIM LIBRA FUND
                                 --------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------
 AIM LIBRA FUND
 SEC 1940 Act file number: 811-05426
-------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   [   -PRO-1]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                  Subject to Completion - dated August 14, 2002


                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                              AIM INVESTMENT FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                                   ----------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2002, RELATES TO THE FOLLOWING PROSPECTUSES:




                FUND                                                 DATED
                ----                                                 -----
     AIM DEVELOPING MARKETS FUND                 MARCH 1, 2002 AS SUPPLEMENTED MARCH 5, 2002,
                                                         JUNE 7, 2002 AND JULY 1, 2002
       AIM GLOBAL BIOTECH FUND                   MARCH 1, 2002 AS SUPPLEMENTED MARCH 1, 2002,
                                                        MARCH 5, 2002 AND JUNE 7, 2002
       AIM GLOBAL ENERGY FUND                     MARCH 1, 2002 AS SUPPLEMENTED MARCH 5, 2002
                                                               AND JUNE 7, 2002
 AIM GLOBAL FINANCIAL SERVICES FUND              MARCH 1, 2002 AS SUPPLEMENTED MARCH 5, 2002,
                                                         JUNE 7, 2002 AND JULY 1, 2002
     AIM GLOBAL HEALTH CARE FUND                 MARCH 1, 2002 AS SUPPLEMENTED MARCH 5, 2002,
                                                         JUNE 7, 2002 AND JULY 1, 2002
   AIM GLOBAL INFRASTRUCTURE FUND                MARCH 1, 2002 AS SUPPLEMENTED MARCH 5, 2002,
                                                          MAY 22, 2002, JUNE 7, 2002
                                                               AND JULY 1, 2002
       AIM GLOBAL SCIENCE AND                     MARCH 1, 2002 AS SUPPLEMENTED JULY 1, 2002
           TECHNOLOGY FUND

           AIM LIBRA FUND                                      NOVEMBER 1, 2002
                                                  MARCH 1, 2002 AS SUPPLEMENTED JUNE 7, 2002
      AIM STRATEGIC INCOME FUND                                AND JULY 1, 2002

                              AIM INVESTMENT FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE


GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1
         Share Certificates.......................................................................................2

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................2
         Classification...........................................................................................2
         Investment Strategies and Risks..........................................................................2
                  Equity Investments..............................................................................8
                  Foreign Investments.............................................................................8
                  Debt Investments...............................................................................10
                  Other Investments..............................................................................12
                  Investment Techniques..........................................................................14
                  Derivatives....................................................................................18
         Fund Policies...........................................................................................26
         Concentration of Investments............................................................................29
         Temporary Defensive Positions...........................................................................30
         Portfolio Turnover......................................................................................30

MANAGEMENT OF THE TRUST..........................................................................................30
         Board of Trustees.......................................................................................30
         Management Information..................................................................................30
                  Trustee Ownership of Fund Shares...............................................................31
                  Factors Considered in Approving the Investment Advisory Agreement..............................31
         Compensation............................................................................................32
                  Retirement Plan For Trustees...................................................................32
                  Deferred Compensation Agreements...............................................................33
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................33
         Codes of Ethics.........................................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................33

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................34
         Investment Advisor......................................................................................34
         Investment Sub-Advisor..................................................................................36
         Service Agreements......................................................................................36
         Other Service Providers.................................................................................37

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................37
         Brokerage Transactions..................................................................................37
         Commissions.............................................................................................38
         Brokerage Selection.....................................................................................38
         Directed Brokerage (Research Services)..................................................................39
         Regular Brokers or Dealers..............................................................................39
         Allocation of Portfolio Transactions....................................................................39
         Allocation of Equity Offering Transactions..............................................................40

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................40
         Purchase and Redemption of Shares.......................................................................40
         Offering Price..........................................................................................56
         Redemption In Kind......................................................................................57
         Backup Withholding......................................................................................58

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................59
         Dividends and Distributions.............................................................................59
         Tax Matters.............................................................................................59

DISTRIBUTION OF SECURITIES.......................................................................................66
         Distribution Plans......................................................................................66
         Distributor.............................................................................................68

CALCULATION OF PERFORMANCE DATA..................................................................................69



APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES....................................................................................F-1

BROKERAGE COMMISSIONS...........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................J-1

TOTAL SALES CHARGES.............................................................................................K-1

PERFORMANCE DATA................................................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Investment Funds (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM Developing Markets Fund, AIM Global Biotech Fund (which is not currently offered to the public), AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund (formerly, AIM Global Resources Fund), AIM Global Science and Technology Fund (formerly, AIM Global Telecommunications and Technology Fund), AIM Libra Fund and AIM Strategic Income Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on October 29, 1987, as a Maryland corporation. The Trust reorganized as a Delaware business trust on May 7, 1998. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998 relating to these Funds (or a class thereof), except for AIM Global Biotech Fund, is that of AIM Investment Funds, Inc. (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers three separate classes of shares: Class A shares, Class B shares and Class C shares. Each such class represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund has the same voting, dividend, liquidation and other rights; however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan. Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

SHARE CERTIFICATES


         Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them. AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.



            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM Developing Markets Fund, AIM Global Biotech Fund and AIM Strategic Income Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds --Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                              AIM INVESTMENT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES




---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
        FUND                                                              AIM GLOBAL      AIM GLOBAL       AIM GLOBAL
SECURITY/ INVESTMENT    AIM DEVELOPING    AIM GLOBAL      AIM GLOBAL       FINANCIAL      HEALTH CARE    INFRASTRUCTURE
TECHNIQUE                MARKETS FUND    BIOTECH FUND     ENERGY FUND    SERVICES FUND       FUND             FUND
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
Common Stock                  X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Preferred Stock               X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Convertible
Securities                    X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Alternative Entity
Securities                    X               X               X               X               X                X
------------------------------------------------------------------------------------------------------------------------
                                                   FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
Foreign Securities            X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Foreign Government            X               X               X               X               X                X
Obligations
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Foreign Exchange
Transactions                  X               X               X               X               X                X
------------------------------------------------------------------------------------------------------------------------
                                                     DEBT INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                   X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Liquid Assets                 X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Rule 2a-7
Requirements
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Mortgage-Backed and
Asset-Backed
Securities
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Collateralized
Mortgage Obligations
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Bank Instruments
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Commercial
Instruments
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Participation
Interests
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------





---------------------- ----------------------- ----------------- -----------------
        FUND
SECURITY/ INVESTMENT     AIM GLOBAL SCIENCE                        AIM STRATEGIC
TECHNIQUE                AND TECHNOLOGY FUND     AIM LIBRA FUND     INCOME FUND
---------------------- ----------------------- ----------------- -----------------
----------------------------------------------------------------------------------
                                 EQUITY INVESTMENTS
----------------------------------------------------------------------------------
Common Stock                     X                    X                 X
---------------------- ----------------------- ----------------- -----------------
Preferred Stock                  X                    X                 X
---------------------- ----------------------- ----------------- -----------------
Convertible
Securities                       X                    X                 X
---------------------- ----------------------- ----------------- -----------------
Alternative Entity
Securities                       X                    X                 X
----------------------------------------------------------------------------------
                                FOREIGN INVESTMENTS
----------------------------------------------------------------------------------
Foreign Securities               X                    X                 X
---------------------- ----------------------- ----------------- -----------------
Foreign Government               X                                      X
Obligations
---------------------- ----------------------- ----------------- -----------------
Foreign Exchange
Transactions                     X                    X                 X
----------------------------------------------------------------------------------
                                  DEBT INVESTMENTS
----------------------------------------------------------------------------------
U.S. Government
Obligations                      X                    X                 X
---------------------- ----------------------- ----------------- -----------------
Liquid Assets                    X                    X                 X
---------------------- ----------------------- ----------------- -----------------
Rule 2a-7
Requirements
---------------------- ----------------------- ----------------- -----------------
Mortgage-Backed and
Asset-Backed
Securities                                                              X
---------------------- ----------------------- ----------------- -----------------
Collateralized
Mortgage Obligations
---------------------- ----------------------- ----------------- -----------------
Bank Instruments
---------------------- ----------------------- ----------------- -----------------
Commercial
Instruments
---------------------- ----------------------- ----------------- -----------------
Participation
Interests
---------------------- ----------------------- ----------------- -----------------

                              AIM INVESTMENT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES




---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
        FUND                                                             AIM GLOBAL      AIM GLOBAL       AIM GLOBAL
SECURITY/ INVESTMENT    AIM DEVELOPING    AIM GLOBAL      AIM GLOBAL      FINANCIAL      HEALTH CARE    INFRASTRUCTURE
TECHNIQUE                MARKETS FUND    BIOTECH FUND    ENERGY FUND    SERVICES FUND       FUND             FUND
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Municipal Securities
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Municipal Lease
Obligations
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Investment Grade
Corporate Debt
Obligations                   X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Junk Bonds                    X                               X               X               X                X
------------------------------------------------------------------------------------------------------------------------
                                                    OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
REITs                         X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Other Investment
Companies                     X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Defaulted Securities
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Municipal Forward
Contracts
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Variable or Floating
Rate Instruments              X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Indexed Securities            X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Zero-Coupon and
Pay-in-Kind
Securities                    X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Synthetic Municipal
Instruments
------------------------------------------------------------------------------------------------------------------------
                                                  INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                  X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
When-Issued
Securities                    X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Short Sales                   X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Margin Transactions
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Swap Agreements               X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Interfund Loans               X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Borrowing                     X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------

--------------------------------------------- ----------------- -----------------
        FUND
SECURITY/ INVESTMENT    AIM GLOBAL SCIENCE                        AIM STRATEGIC
TECHNIQUE               AND TECHNOLOGY FUND     AIM LIBRA FUND     INCOME FUND
--------------------------------------------- ----------------- -----------------
Municipal Securities
--------------------------------------------- ----------------- -----------------
Municipal Lease
Obligations
--------------------------------------------- ----------------- -----------------
Investment Grade
Corporate Debt
Obligations                     X                    X                 X
--------------------------------------------- ----------------- -----------------
Junk Bonds                      X                                      X
---------------------------------------------------------------------------------
                                 OTHER INVESTMENTS
---------------------------------------------------------------------------------
REITs                           X                    X                 X
--------------------------------------------- ----------------- -----------------
Other Investment
Companies                       X                    X                 X
--------------------------------------------- ----------------- -----------------
Defaulted Securities                                                   X
--------------------------------------------- ----------------- -----------------
Municipal Forward
Contracts
--------------------------------------------- ----------------- -----------------
Variable or Floating
Rate Instruments                                                       X
--------------------------------------------- ----------------- -----------------
Indexed Securities                                                     X
--------------------------------------------- ----------------- -----------------
Zero-Coupon and
Pay-in-Kind
Securities                                                             X
--------------------------------------------- ----------------- -----------------
Synthetic Municipal
Instruments
---------------------------------------------------------------------------------
                               INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------
Delayed Delivery
Transactions                    X                    X                 X
--------------------------------------------- ----------------- -----------------
When-Issued
Securities                      X                    X                 X
--------------------------------------------- ----------------- -----------------
Short Sales                     X                    X                 X
--------------------------------------------- ----------------- -----------------
Margin Transactions
--------------------------------------------- ----------------- -----------------
Swap Agreements                 X                    X                 X
--------------------------------------------- ----------------- -----------------
Interfund Loans                 X                    X                 X
--------------------------------------------- ----------------- -----------------
Borrowing                       X                    X                 X
--------------------------------------------- ----------------- -----------------

                              AIM INVESTMENT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES




---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
        FUND                                                             AIM GLOBAL      AIM GLOBAL       AIM GLOBAL
SECURITY/ INVESTMENT    AIM DEVELOPING    AIM GLOBAL      AIM GLOBAL      FINANCIAL      HEALTH CARE    INFRASTRUCTURE
TECHNIQUE                MARKETS FUND    BIOTECH FUND     ENERGY FUND   SERVICES FUND       FUND             FUND
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Lending Portfolio
Securities                    X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Repurchase Agreements         X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Reverse Repurchase
Agreements                    X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Dollar Rolls                                                  X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Illiquid Securities           X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Rule 144A Securities          X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Unseasoned Issuers
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Sale of Money Market
Securities
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Standby Commitments
------------------------------------------------------------------------------------------------------------------------
                                                       DERIVATIVES
------------------------------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                   X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Put Options                   X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Call Options                  X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Straddles                     X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Warrants                      X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Futures Contracts
and Options on
Futures Contracts             X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------

--------------------------------------------- ----------------- -----------------
        FUND
SECURITY/ INVESTMENT    AIM GLOBAL SCIENCE                        AIM STRATEGIC
TECHNIQUE               AND TECHNOLOGY FUND     AIM LIBRA FUND     INCOME FUND
--------------------------------------------- ----------------- -----------------
Lending Portfolio
Securities                      X                    X                 X
--------------------------------------------- ----------------- -----------------
Repurchase Agreements           X                    X                 X
--------------------------------------------- ----------------- -----------------
Reverse Repurchase
Agreements                      X                                      X
--------------------------------------------- ----------------- -----------------
Dollar Rolls                    X                                      X
--------------------------------------------- ----------------- -----------------
Illiquid Securities             X                    X                 X
--------------------------------------------- ----------------- -----------------
Rule 144A Securities            X                    X                 X
--------------------------------------------- ----------------- -----------------
Unseasoned Issuers                                   X
--------------------------------------------- ----------------- -----------------
Sale of Money Market
Securities
--------------------------------------------- ----------------- -----------------
Standby Commitments
---------------------------------------------------------------------------------
                                    DERIVATIVES
---------------------------------------------------------------------------------
Equity-Linked
Derivatives                     X                    X                 X
--------------------------------------------- ----------------- -----------------
Put Options                     X                    X                 X
--------------------------------------------- ----------------- -----------------
Call Options                    X                    X                 X
--------------------------------------------- ----------------- -----------------
Straddles                       X                    X                 X
--------------------------------------------- ----------------- -----------------
Warrants                        X                    X                 X
--------------------------------------------- ----------------- -----------------
Futures Contracts
and Options on
Futures Contracts               X                    X                 X
--------------------------------------------- ----------------- -----------------

                              AIM INVESTMENT FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES




---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
        FUND                                                             AIM GLOBAL      AIM GLOBAL       AIM GLOBAL
SECURITY/ INVESTMENT    AIM DEVELOPING    AIM GLOBAL      AIM GLOBAL      FINANCIAL      HEALTH CARE    INFRASTRUCTURE
TECHNIQUE                MARKETS FUND    BIOTECH FUND     ENERGY FUND   SERVICES FUND       FUND             FUND
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Forward Currency
Contracts                     X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Cover                         X               X               X               X               X                X
------------------------------------------------------------------------------------------------------------------------
                                      ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------
Loan Participations
and Assignments               X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Privatizations                X               X               X               X               X                X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Indexed Commercial
Paper                         X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Samurai and Yankee
Bonds                         X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Premium Securities            X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Structured
Investments                   X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------
Stripped Income
Securities                    X
---------------------- ---------------- -------------- ---------------- -------------- ---------------- ----------------

--------------------------------------------- ----------------- -----------------
        FUND
SECURITY/ INVESTMENT    AIM GLOBAL SCIENCE                        AIM STRATEGIC
TECHNIQUE               AND TECHNOLOGY FUND     AIM LIBRA FUND     INCOME FUND
--------------------------------------------- ----------------- -----------------
Forward Currency
Contracts                       X                    X                 X
--------------------------------------------- ----------------- -----------------
Cover                           X                    X                 X
---------------------------------------------------------------------------------
                   ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------
Loan Participations
and Assignments                                                        X
--------------------------------------------- ----------------- -----------------
Privatizations                  X
--------------------------------------------- ----------------- -----------------
Indexed Commercial
Paper                                                                  X
--------------------------------------------- ----------------- -----------------
Samurai and Yankee
Bonds                                                                  X
--------------------------------------------- ----------------- -----------------
Premium Securities                                                     X
--------------------------------------------- ----------------- -----------------
Structured
Investments                                                            X
--------------------------------------------- ----------------- -----------------
Stripped Income
Securities                                                             X
--------------------------------------------- ----------------- -----------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         Each Fund may invest up to 100% of its total assets in foreign securities, except that AIM Libra Fund may only invest up to 25% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) and replaced its local currency with the euro on January 1, 2002.


         Risks of Developing Countries. Each Fund may invest in securities of companies domiciled in developing countries and AIM Developing Markets Fund may invest all of its total assets in securities of companies domiciled in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         AIM Strategic Income Fund cannot invest more than 65% of assets in debt securities of issuers in emerging markets.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interests or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries. Foreign government obligations of developing countries, which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash or the following liquid assets: money market instruments (such as certificates of deposit, time deposits, banker's acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations). For cash management purposes, the Funds may also hold a portion of their assets in cash or such liquid assets.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. AIM Strategic Income Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.


         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Government. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         AIM Strategic Income Fund cannot invest more than 25% of total assets in bank securities.


         JUNK BONDS. Each of the funds other than AIM Global Biotech Fund and AIM Libra Fund may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.


         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.


         The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities. AIM Global Health Care Fund, AIM Global Financial Services Fund and AIM Global Science and Technology Fund may invest up to 5% of total assets in junk bonds (up to 20% of net assets for AIM Global Energy Fund, and up to 20% of total assets for AIM Global Infrastructure Fund, up to 50% of total assets for AIM Developing Markets Fund and up to 65% of total assets for AIM Strategic Income Fund).


         Descriptions of debt securities ratings are found in Appendix A.



Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.


         DEFAULTED SECURITIES. AIM Strategic Income Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.



         VARIABLE OR FLOATING RATE INSTRUMENTS. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.



         INDEXED SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may, but do not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.


Investment Techniques


         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.


         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree.

Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or mortgage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


         AIM Global Biotech Fund, AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund and AIM Global Science and Technology Fund cannot invest more than 5% of total assets in joint ventures, cooperatives, partnerships and state enterprises which are illiquid.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


         UNSEASONED ISSUERS. AIM Libra Fund may invest in equity securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


Derivatives


         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities

("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward contracts may require that Fund to set aside assets to reduce the risks associated with using forward contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies.

While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.


Additional Securities or Investment Techniques



         PRIVATIZATIONS. Each of the funds other than AIM Libra Fund and AIM Strategic Income Fund may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



         INDEXED COMMERCIAL PAPER. AIM Developing Markets Fund and AIM Strategic Income Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

         LOAN PARTICIPATIONS AND ASSIGNMENTS. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignment of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower government. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights or set off against the borrowers, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased any Participations. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.



         In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by AIM to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.



         The liquidity of Assignments and Participations is limited and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating the portfolio's net asset value.



         SAMURAI AND YANKEE BONDS. Subject to its fundamental investment restrictions, AIM Developing Markets Fund and AIM Strategic Income Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.



         STRUCTURED INVESTMENTS. AIM Developing Markets Fund and AIM Strategic Income Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.



         AIM Developing Markets Fund and AIM Strategic Income Fund are permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured

Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.



         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, AIM Developing Markets Fund's and AIM Strategic Income Fund's investment in these
Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Strategies and Risks - Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.



         STRIPPED INCOME SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.



         PREMIUM SECURITIES. AIM Developing Markets Fund and AIM Strategic Income Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.


FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Developing Markets Fund, AIM Global Biotech Fund and AIM Strategic Income Fund are not subject to restriction (1) and AIM Global Biotech Fund, AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund and AIM Global Science and Technology Fund are not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         AIM Global Biotech Fund, AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund and AIM Global Science and Technology Fund will each concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments.


         AIM Global Biotech Fund will concentrate its investments in the securities of domestic and foreign issuers in the biotechnology industry.

         AIM Global Energy Fund will concentrate its investments in the securities of domestic and foreign issuers in the energy sector.

         AIM Global Financial Services Fund will concentrate its investments in the securities of domestic and foreign financial services companies.

         AIM Global Health Care Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry.

         AIM Global Infrastructure Fund will concentrate its investments in the securities of domestic and foreign infrastructure companies.


         AIM Global Science and Technology Fund will concentrate its investments in the securities of domestic and foreign issuers in the science and technology industries.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except that AIM Developing Markets Fund, AIM Global Biotech Fund and AIM Strategic Income Fund are not subject to restriction (1) and AIM Global Biotech Fund, AIM Global Energy Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund and AIM Global Science and Technology Fund are not subject to restriction
(3). They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 331/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.


         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:



         (1) AIM Developing Markets Fund normally invests at least 80% of its assets in securities of companies that are in developing markets countries. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (2) AIM Global Biotech Fund normally invests at least 80% of its assets in securities of biotechnology industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (3) AIM Global Energy Fund normally invests at least 80% of its assets in securities of energy sector companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (4) AIM Global Financial Services Fund normally invests at least 80% of its assets in securities of financial services companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (5) AIM Global Health Care Fund normally invests at least 80% of its assets in securities of health care industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (6) AIM Global Infrastructure Fund normally invests at least 80% of its assets in securities of infrastructure companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (7) AIM Global Science and Technology Fund normally invests at least 80% of its assets in securities of science and technology industry companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



CONCENTRATION OF INVESTMENTS


         For purposes of AIM Global Biotech Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the biotechnology industry if (1) at least 50% of its gross income or its net sales come from activities in the biotechnology industry; (2) at least 50% of its assets are devoted to producing revenues from the biotechnology industry;
(3) based on other available information, AIM determines that its primary business is within the biotechnology industry; or (4) AIM believes it will benefit from developments in the biotechnology industry.

         For purposes of the AIM Global Energy Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the energy sector if (1) at least 50% of its gross income or its net sales come from activities in the energy sector; (2) at least 50% of its assets are devoted to producing revenues from the energy sector; or (3) based on other available information, AIM determines that its primary business is within the energy sector.

         For purposes of AIM Global Financial Services Fund's fundamental investment restriction regarding industry concentration, financial services companies include those that provide, and derive at least 40% of their revenues from, financial services (such as commercial banks, insurance companies, investment management companies, trust companies, savings banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies).

         For purposes of AIM Global Health Care Fund's fundamental investment restriction regarding industry concentration, a company will be considered a health care company if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry.

         For purposes of AIM Global Infrastructure Fund's fundamental investment restriction regarding industry concentration, infrastructure companies include those that design, develop, or provide products and services significant to a country's infrastructure, and derive at least 40% of their revenues from these products and services (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas, and coal exploration).


         For purposes of AIM Global Science and Technology Fund's fundamental investment restriction regarding industry concentration, a company will be considered in the science industry or the technology industry if (1) at least 50% of its gross income or its net sales are derived from activities in that industry; (2) at least 50% of its assets are devoted to producing revenues from that industry; or (3) based on other available information, AIM determines that its primary business is within either industry.


TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.


PORTFOLIO TURNOVER

         Over the last two fiscal years, AIM Strategic Income Fund has experienced a significant variation in portfolio turnover due to a rebalancing of the portfolio holdings.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.


         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended October 31, 2001, the Audit Committee held nine meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2001, the Investments Committee held six meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2001, the Valuation Committee held no meetings.


         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended October 31, 2001, the Committee on Directors/Trustees held seven meetings.


         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM was re-approved for each Fund, other than AIM Libra Fund, by the Trust's Board at a meeting held on May 14-15, 2002, and was initially approved for AIM Libra Fund by the Trust's Board at a meeting held on September 26-27, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.


Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the
number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


         AIM, INVESCO Asset Management Limited (the sub-advisor to AIM Developing Markets Fund), the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


         The Master Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:




                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Developing Markets Fund                                  First $500 million                          0.975%
AIM Global Energy Fund                                       Next $500 million                            0.95%
AIM Global Financial Services Fund                           Next $500 million                           0.925%
AIM Global Health Care Fund                                  On amounts thereafter                        0.90%
AIM Global Infrastructure Fund
AIM Global Science and
Technology Fund



AIM Global Biotech Fund                                      First $1 billion                             1.00%
                                                             On amounts thereafter                        0.95%

                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Libra Fund                                               First $1 billion                             0.85%
                                                             On amounts thereafter                        0.80%


AIM Strategic Income Fund                                    First $500 million                          0.725%
                                                             Next $500 million                            0.70%
                                                             Next $500 million                           0.675%
                                                             On amounts thereafter                        0.65%




         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."



         AIM has contractually agreed, effective July 1, 2002, to limit total annual fund operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on (1) AIM Global Energy Fund's and AIM Global Science and Technology Fund's Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively, and (2) on AIM Developing Markets Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses on Class A shares to 2.00% (e.g., if AIM waives 0.10% of Class A expenses, AIM will also waive 0.10% of Class B and Class C expenses). AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) on AIM Strategic Income Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.50% (e.g., if AIM waives 0.06% of Class A expenses, AIM will also waive 0.06% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.



INVESTMENT SUB-ADVISOR


         AIM has entered into a Master Sub-Advisory contract with INVESCO Asset Management Limited ("Sub-Advisor") to provide investment sub-advisory services to AIM Developing Markets Fund.


         The Sub-Advisor, 11 Devonshire Square, London, EC2M 4YR, England, has provided investment management and/or administrative services to pension funds, insurance funds, index funds, unit trusts, offshore funds and a variety of institutional accounts since 1967.


         AIM and the Sub-Advisor are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

         For the services to be rendered by the Sub-Advisor under its Master Sub-Advisory Contract, the Advisor will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 40% of the Advisor's compensation of the sub-advised assets per year, for AIM Developing Markets Fund.



         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31, 2001 are found in Appendix E.


          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31, 2001 are found in Appendix F.


OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures (except for "Allocation of Equity Offering Transactions") as set forth below.

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31, 2001 are found in Appendix G.


COMMISSIONS

         During the last three fiscal years ended October 31, 2001, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.


         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2001 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2001 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:


         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points. Selection of those AIM Funds or accounts shall be rotational in a manner designed to allocate equally over the longer term. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only (rounded to the nearest share round lot that approximates 40 basis points).


         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES



PURCHASE AND REDEMPTION OF SHARES



Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund



         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.



CATEGORY I FUNDS



AIM Aggressive Growth Fund                      AIM Large Cap Core Equity Fund
AIM Asia Pacific Growth Fund                    AIM Large Cap Growth Fund
AIM Basic Value Fund                            AIM Libra Fund
AIM Basic Value II Fund                         AIM Mid Cap Basic Value Fund
AIM Blue Chip Fund                              AIM Mid Cap Core Equity Fund
AIM Capital Development Fund                    AIM Mid Cap Growth Fund
AIM Charter Fund                                AIM New Technology Fund
AIM Constellation Fund                          AIM Opportunities I Fund
AIM Core Strategies Fund                        AIM Opportunities II Fund
AIM Dent Demographic Trends Fund                AIM Opportunities III Fund
AIM Emerging Growth Fund                        AIM Premier Equity Fund
AIM Euroland Growth Fund                        AIM Premier Equity II Fund
AIM European Growth Fund                        AIM Select Equity Fund
AIM European Small Company Fund                 AIM Small Cap Equity Fund
AIM Global Biotech Fund                         AIM Small Cap Growth Fund
AIM Global Utilities Fund                       AIM U.S. Growth Fund
AIM International Core Equity Fund              AIM Weingarten Fund
AIM International Emerging Growth Fund          AIM Worldwide Spectrum Fund
AIM International Growth Fund
AIM Large Cap Basic Value Fund





                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                              ---------------------------     -------------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net      of the Public
                  Amount of Investment in                       Offering        Amount           Offering
                    Single Transaction(1)                         Price        Invested           Price
              ---------------------------------               -------------  ------------     -------------
                           Less than $   25,000                   5.50%          5.82%            4.75%
              $ 25,000 but less than $   50,000                   5.25           5.54             4.50
              $ 50,000 but less than $  100,000                   4.75           4.99             4.00
              $100,000 but less than $  250,000                   3.75           3.90             3.00
              $250,000 but less than $  500,000                   3.00           3.09             2.50
              $500,000 but less than $1,000,000                   2.00           2.04             1.60



(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

Category II Funds




AIM Balanced Fund                               AIM Global Trends Fund
AIM Basic Balanced Fund                         AIM High Income Municipal Fund
AIM Developing Markets Fund                     AIM High Yield Fund
AIM Global Aggressive Growth Fund               AIM High Yield Fund II
AIM Global Energy Fund                          AIM Income Fund
AIM Global Financial Services Fund              AIM Intermediate Government Fund
AIM Global Growth Fund                          AIM Municipal Bond Fund
AIM Global Health Care Fund                     AIM Real Estate Fund
AIM Global Income Fund                          AIM Short Term Bond Fund
AIM Global Infrastructure Fund                  AIM Strategic Income Fund
AIM Global Science and                          AIM Total Return Bond Fund
    Technology Fund




                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                              ---------------------------     -------------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net      of the Public
                  Amount of Investment in                       Offering        Amount           Offering
                    Single Transaction(1)                         Price        Invested           Price
              ---------------------------------               -------------  ------------     -------------
                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60




Category III Funds



AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund




                                                                                                  Dealer
                                                                Investor's Sales Charge         Concession
                                                              ---------------------------     -------------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net      of the Public
                  Amount of Investment in                       Offering        Amount           Offering
                    Single Transaction(1)                         Price        Invested           Price
              ---------------------------------               -------------  ------------     -------------
                           Less than $  100,000                  1.00%         1.01%              0.75%
              $100,000 but less than $  250,000                  0.75          0.76               0.50
              $250,000 but less than $1,000,000                  0.50          0.50               0.40




         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.



         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.



         For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record:



                            PERCENT OF SUCH PURCHASES





                  1% of the first $2 million
                  plus 0.80% of the next $1 million
                  plus 0.50% of the next $17 million
                  plus 0.25% of amounts in excess of $20 million



         For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers of record:



         Up to 0. 25% of purchases of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund



         If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.



         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange.



         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.



         For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:



                            PERCENT OF SUCH PURCHASES





                  1% of the first $2 million
                  plus  0.80% of the next $1 million
                  plus 0.50% of the next $17 million
                  plus 0.25% of amounts in excess of $20 million

         For annual purchases of Class A Shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value.



         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."



INDIVIDUALS



         o an individual (including his or her spouse or domestic partner, and children);



         o any trust established exclusively for the benefit of an individual;



         o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:



                  a.       an IRA;



                  b.       a Roth IRA;



                  c. a single-participant money-purchase/profit-sharing plan; and



                  d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below).



403(b) PLANS



         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:



                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);



                  b. each transmittal must be accompanied by a single check or wire transfer; and



                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.



TRUSTEES AND FIDUCIARIES



         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account



         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code



         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved



LINKED EMPLOYEE PLANS



         o Linked Employee Plans where the employer has notified AIM Distributors in writing that all of its related employee accounts should be linked, such as:

                  a.       Simplified Employee Pension (SEP) Plans



                  b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans



                  c.       Savings Incentive Match Plans for Employees IRA
                           (SIMPLE IRA)



OTHER GROUPS



         o any other organized group of persons, whether incorporated or not, provided that:



                  a. the organization has been in existence for at least six months; and



                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.



         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.



LETTERS OF INTENT



         A Qualified Purchaser may pay reduced initial sales charges by:



         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and



         o        fulfilling the conditions of that LOI.



         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:



         Calculating the Initial Sales Charge



         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).



         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.



         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.



         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased



         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.



         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.



         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.



         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.



         Fulfilling the Intended Investment



         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.



         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.



         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.



         Canceling the LOI



o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.



o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.



         Other Persons Eligible for the LOI Privilege



         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges



         If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.



RIGHTS OF ACCUMULATION



         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.



         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.



         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.



         If an investor's new purchase of Class A shares of a Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Funds shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001.



         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.



         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.



         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:



   o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

   o programs for purchase that involve little expense because of the size of the transaction and shareholder records required.



         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.



         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:



   o     AIM Management and its affiliates, or their clients;



   o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;



   o Any current or retired officer, director, or employee (and members of their immediate family) of PFPC Inc. (formerly known as First Data Investor Services Group);



   o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;



   o     Purchases through approved fee-based programs;



   o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:



            a.  the initial investment in the plan(s) is at least $1 million;



            b.  the sponsor signs a $1 million LOI;



            c.  the employer-sponsored plan has at least 100 eligible employees;
                or



            d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.



                Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Opportunities I Fund by such plans are subject to initial sales charges;



   o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund (former GT Global funds) on February 12, 1999 who have continuously owned shares of the AIM Funds;



   o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;



   o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;



   o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;



   o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;



   o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;



   o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;



   o     Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code; and



   o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.



         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.



         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:



   o     the reinvestment of dividends and distributions from a Fund;



   o     exchanges of shares of certain Funds;



   o     use of the reinstatement privilege; or



   o     a merger, consolidation or acquisition of assets of a Fund.



         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.



         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales.

Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



Purchases of Class B Shares



         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.



Purchases of Class C Shares



         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge (CDSC) if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are CDSC into AIM Short Term Bond
Fund). See the Prospectus for additional information regarding this contingent deferred sales charge (CDSC). AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.



Purchases of Class R Shares



         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record:



                            Percent of such Purchases





                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million



         In order to receive such payments, the dealer of record must sign an agreement with AIM Distributors and meet certain requirements.



Exchanges



         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.



         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.



Redemptions



         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice.

An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.



         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.



         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.



         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.



Contingent Deferred Sales Charges Imposed upon Redemption of Shares



         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, and II Funds, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.



         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:



         o Redemptions of shares of Category I or II Funds held more than 18 months;



         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;



         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;



         o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;



         o        Redemptions from private foundations or endowment funds;



         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;



         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;



         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;



         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and



         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.



         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:



         o total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;



         o minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;



         o redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;



         o redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;



         o redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;



         o redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;



         o redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under

                  Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
                  Section 1.401(k)-1(d)(2));



         o redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:



         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly, known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;



         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;



         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;



         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;



         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500;



         o        Investment account(s) of AIM;



         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and



         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved.;

         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and



         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares if another AIM Fund and the original purchase was subject to a CDSC.



         CDSCs will not apply to the following redemptions of Class R shares:



         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;



         o Redemptions, if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC; and



         o Redemptions, if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC.



General Information Regarding Purchases, Exchanges and Redemptions



         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.



         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.



         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.



         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.



OFFERING PRICE



         The following formula may be used to determine the public offering price per Class A share of an investor's investment:



         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.



         For example, at the close of business on October 31, 2001, AIM Global Health Care Fund - Class A shares had a net asset value per share of $29.93. The offering price, assuming an initial sales charge of 4.75%, therefore was $31.42.



Calculation of Net Asset Value



         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.



         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations, having 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.



         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.



         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.



REDEMPTION IN KIND



         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING



         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.



         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding decreases in phases to 28% for distributions made in the year 2006 and thereafter.



         An investor is subject to backup withholding if:



         1.       the investor fails to furnish a correct TIN to the Fund, ; or



         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, ; or



         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), ); or



         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), ); or



         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.



         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.



         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.



         Investors should contact the IRS if they have any questions concerning withholding.



         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.



         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Funds to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Strategic Income Fund which will pay monthly net investment income dividends.

         It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

          SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account.


         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.


          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Pursuant to the Taxpayer Relief Act of 1997, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS


         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of Class A shares. Each Fund pays 1.00% of the average daily net assets of the applicable class.



         FUND                                                 CLASS A                CLASS B            CLASS C
         ----                                                 -------                -------            -------

         AIM Developing Markets Fund                            0.50%                 1.00%              1.00%
         AIM Global Biotech Fund                                0.35%                 1.00%              1.00%
         AIM Global Energy Fund                                 0.50%                 1.00%              1.00%
         AIM Global Financial Services Fund                     0.50%                 1.00%              1.00%
         AIM Global Health Care Fund                            0.50%                 1.00%              1.00%
         AIM Global Infrastructure Fund                         0.50%                 1.00%              1.00%
         AIM Global Science
           and Technology Fund                                  0.50%                 1.00%              1.00%
         AIM Libra Fund                                         0.35%                 1.00%              1.00%
         AIM Strategic Income Fund                              0.35%                 1.00%              1.00%


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for one or more classes. AIM Distributors will not waive 12b-1 fees for Class B shares that are publicly offered. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.


         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2001 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2001.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.


         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the

Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31, 2001 are found in Appendix K.



                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the 1, 5, or 10 year periods).
                n       =    number of years.
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).



         The average annual total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the period ended April 30, 2002 are found in Appendix L.



         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.


         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the period ended April 30, 2002 are found in Appendix L.


Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D


Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                N        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the 1, 5, or 10 year periods
                             (or since inception, if applicable) at the end of the 1, 5, or 10 year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the period ended April 30, 2002 are found in Appendix L.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR


Where           P       =  a hypothetical initial payment of $1,000;
                T       =  average annual total return (after taxes on
                           distributions and redemption);
                N       =  number of years; and
                ATV     =  ending value of a hypothetical $1,000 payment made
                   DR      at the beginning of the 1, 5, or 10 year periods (or
                           since inception, if applicable) at the end of the 1, 5, or 10year periods (or since inception, if applicable), after taxes on fund distributions and redemption.


         Standardized average annual total return (after taxes on distributions and redemption) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the period ended April 30, 2002 are found in Appendix L.


Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where            a    =    dividends and interest earned during a stated 30-day
                           period. For purposes of this calculation, dividends
                           are accrued rather than recorded on the ex-dividend
                           date. Interest earned under this formula must
                           generally be calculated based on the yield to
                           maturity of each obligation (or, if more appropriate,
                           based on yield to call date).
                 b    =    expenses accrued during period (net of
                           reimbursements).
                 c    =    the average daily number of shares outstanding
                           during the period.
                 d    =    the maximum offering price per share on the last
                           day of the period.

         The yield for AIM Strategic Income Fund for the 30-day period ended October 31, 2001 and for the 30-day period ended April 30, 2002 is found in Appendix L.


Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.


         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Pension World
         Barron's                           Fortune                             Pensions & Investments
         Best's Review                      Hartford Courant Inc.               Personal Investor
         Broker World                       Institutional Investor                Financial Services Week
         Business Week                      Insurance Forum                     Philadelphia Inquirer
         Changing Times                     Insurance Week                      Smart Money
         Christian Science Monitor          Investor's Business Daily           USA Today
         Consumer Reports                   Journal of the American             U.S. News & World Report
         Economist                             Society of CLU & ChFC            Wall Street Journal
         EvroMoney                          Kiplinger Letter                    Washington Post
         FACS of the Week                   Money                               CNN
         Financial Planning                 Mutual Fund Forecaster              CNBC
         Financial Product News             Mutual Fund Magazine                PBS
         Financial Services Week            Nation's Business
         Financial World                    New York Times

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Goldman Technology Index                             Lipper Science and Technology Fund Index
         JP Morgan Global Government Bond Index               Lehman Brothers Aggregate Bond Index
         Lipper Emerging Markets Fund Index                   MSCI All Country World Free Index
         Lipper Natural Resources Fund Index                  MSCI Emerging Markets Free Index
         Lipper Financial Services Fund Index                 MSCI World Index
         Lipper Multi-Sector Income Fund Index                Russell Midcap Growth Index
         Lipper Global Fund Index                             Standard & Poor's 500 Stock Index
         Lipper Health/Biotech Fund Index                     NASDAQ Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                             As of December 31, 2001


    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 90 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.




                                   TRUSTEE
                                    AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND        OFFICER                                                         DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------
INTERESTED PERSON

                                    1998     Chairman, President and Chief Executive Officer,   None
Robert H. Graham* --  1946                   A I M Management Group Inc. (financial services
Trustee, Chairman and President              holding company); Chairman and President, A I M
                                             Advisors, Inc. (registered investment advisor);
                                             Director and Senior Vice President, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor); Chairman, A I M Distributors, Inc.
                                             (registered broker dealer), A I M Fund Services,
                                             Inc. (registered transfer agent), and Fund
                                             Management Company (registered broker dealer);
                                             and Director and Vice Chairman, AMVESCAP PLC
                                             (parent of AIM and a global investment
                                             management firm)

INDEPENDENT TRUSTEES

                                    1987     Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Frank S. Bayley -- 1939                                                                         (registered
Trustee                                                                                         investment company)

                                    2001     Chairman, Crockett Technology Associates           ACE Limited
Bruce L. Crockett -- 1944                    (technology consulting company)                    (insurance
Trustee                                                                                         company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

                                    2001     Chairman, Cortland Trust, Inc. (registered         None
Albert R. Dowden --  1941                    investment company); Director, Magellan
Trustee                                      Insurance Company; Member of
                                             Advisory Board of Rotary Power
                                             International (designer,
                                             manufacturer, and seller of rotary
                                             power engines); formerly, Director,
                                             President and CEO, Volvo Group
                                             North America, Inc. and director of
                                             various affiliated Volvo companies



----------

* Mr. Graham is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
                                    AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND        OFFICER                                                         DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------
INDEPENDENT TRUSTEES

                                    2001     Formerly, Chairman, Mercantile Mortgage Corp.;     None
Edward K. Dunn, Jr. -- 1935                  Vice Chairman, President and  Chief Operating
Trustee                                      Officer, Mercantile-Safe Deposit & Trust Co.;
                                             and President, Mercantile Bankshares Corp.

                                    2001     Chief Executive Officer, Twenty First Century      Administaff
Jack M. Fields -- 1952                       Group, Inc. (government affairs company)
Trustee

                                    2001     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust,
Carl Frischling -- 1937                      Frankel LLP                                        Inc. (registered
Trustee                                                                                         investment company)

                                    2001     Formerly, Chief Executive Officer, YWCA of the     None
Prema Mathai-Davis -- 1950                   USA
Trustee

                                    2001     Partner, law firm of Pennock & Cooper              None
Lewis F. Pennock -- 1942
Trustee

                                    1987     Retired                                            None
Ruth H. Quigley -- 1935
Trustee

                                    2001     Executive Vice President, Development and          None
Louis S. Sklar -- 1939                       Operations, Hines Interests Limited Partnership
Trustee                                      (real estate development company)

OTHER OFFICERS

                                    1998     Director and President, A I M Capital              N/A
Gary T. Crum -- 1947                         Management, Inc.; Director and Executive Vice
Vice President                               President, A I M Management Group Inc.; Director
                                             and Senior Vice President, A I M Advisors, Inc.;
                                             and Director, A I M Distributors, Inc. and
                                             AMVESCAP PLC

                                   TRUSTEE
                                    AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND        OFFICER                                                         DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------
OTHER OFFICERS

                                    1998     Director, Senior Vice President, General Counsel   N/A
Carol F. Relihan -- 1954                     and Secretary, A I M Advisors, Inc. and A I M
Senior Vice President and                    Management Group Inc.; Director, Vice President
Secretary                                    and General Counsel, Fund Management Company;
                                             and Vice President, A I M Fund Services, Inc., A
                                             I M Capital Management, Inc. and A I M
                                             Distributors, Inc.

                                    1998     Vice President and Chief Compliance Officer, A I   N/A
Melville B. Cox -- 1943                      M Advisors, Inc. and A I M Capital Management,
Vice President                               Inc.; and Vice President, A I M Fund Services,
                                             Inc.

                                    1998     Vice President and Fund Treasurer, A I M           N/A
Dana R. Sutton -- 1959                       Advisors, Inc.
Vice President and Treasurer

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2001


                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                           FUNDS--Registered Trademark--
--------------------------- -------------------------------------------------- -------------------------------------

Robert H. Graham            Developing Markets        $10,001 - $50,000                   Over $100,000

Frank S. Bayley             Developing Markets             $1 - $10,000                 $10,001 - $50,000

                            Strategic Income               $1 - $10,000

Bruce L. Crockett                                  -0-                                     $1 - $10,000

Owen Daly III                                      -0-                                   Over $100,000(2)

Albert R. Dowden                                   -0-                                    Over $100,000

                            Global Science
Edward K. Dunn, Jr.         and Technology                 $1 - $10,000                  Over $100,000(2)

Jack M. Fields                                     -0-                                   Over $100,000(2)

Carl Frischling                                    -0-                                   Over $100,000(2)

Prema Mathai-Davis                                 -0-                                   Over $100,000(2)

Lewis F. Pennock                                   -0-                                  $10,001 - $50,000

Ruth H. Quigley             Developing Markets             $1 - $10,000                     $1 -$10,000

Louis S. Sklar                                     -0-                                   Over $100,000(2)


--------


(1)      Mr. Daly retired as a trustee on December 31, 2001.


(2) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:

                                                           RETIREMENT
                                         AGGREGATE           BENEFITS                                    TOTAL
                                     COMPENSATION FROM       ACCRUED          ESTIMATED ANNUAL        COMPENSATION
                                            THE               BY ALL            BENEFITS UPON         FROM ALL AIM
        TRUSTEE                           TRUST(1)        AIM FUNDS(2) (3)      RETIREMENT(4)         FUNDS(5)(6)
        -------                      -----------------    ----------------    ----------------        -----------

  C. Derek Anderson(7)                     $40,890              -0-                      -0-             $ 63,240

  Frank S. Bayley                           48,441              -0-                  $75,000              112,000

  Bruce L. Crockett(8)                         657          $36,312                   75,000              126,500

  Owen Daly II(8) (9)                          657           33,318                   75,000              126,500

  Albert R. Dowden(8)                          657            3,193                   75,000              126,500

  Edward K. Dunn, Jr. (8)                      657            8,174                   75,000              126,500

  Jack M. Fields(8)                            631           19,015                   75,000              126,000

  Carl Frischling(8) (10)                      631           54,394                   75,000              126,000

  Prema Mathai-Davis(8)                        657           21,056                   75,000              126,500

  Lewis F. Pennock(8)                          657           37,044                   75,000              126,500

  Ruth H. Quigley                           48,468              -0-                   75,000              112,500

  Louis S. Sklar(8)                            657           53,911                   75,000              123,000

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2001, including earnings was $3,892.

(2) During the fiscal year ended October 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $1,943.

(3) Effective September 1, 2001, the Trust adopted a retirement plan covering all of the trustees. Certain other investment companies advised by AIM had adopted a retirement plan prior to such date. Messrs. Anderson and Bayley and Miss Quigley did not participate in the retirement plan for such other investment companies because Mr. Bayley and Miss Quigley were not elected to serve as trustees of such other investment companies until September 28, 2001, and Mr. Anderson declined to stand for election as a trustee of such other investment companies.

(4) Amounts shown assume each trustee serves until his or her normal retirement date.


(5) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.


(6) During the fiscal year ended October 31, 2001, the Trust received reimbursement for compensation paid to the trustees of $-0-. During the fiscal year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to trustees of $31,500.

(7)  Mr. Anderson resigned as a trustee on August 16, 2001.

(8) Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis were elected to serve as trustees on August 17, 2001.

(9)  Mr. Daly retired as trustee on December 31, 2001.


(10) During the fiscal year ended October 31, 2001, the Trust did not pay any legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Kramer Levin Naftalis & Frankel LLP became counsel to the independent trustees of the Trust effective August 17, 2001. Such firm currently serves as counsel to the independent directors or trustees of all seventeen registered investment companies advised by AIM and receives fees from all such investment companies. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of July 31, 2002.


AIM DEVELOPING MARKETS FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                   7.43%                     5.63%                    37.81%
FBO The Sole Benefit of Customers
ATTN: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246


AIM GLOBAL BIOTECH FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

A I M Advisors, Inc.                                 100.00%                   100.00%                  100.00%
Attn: David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046

AIM GLOBAL ENERGY FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                   7.29%                     9.25%                    16.10%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

NFSC FEBO
NFSC/FMTC IRA
FBO Victor Gregory
4707 Albert Road                                       --                        --                       5.32%
Bensalem, PA 19020


AIM GLOBAL FINANCIAL SERVICES FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                  11.82%                     9.38%                    16.34%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246


AIM GLOBAL HEALTH CARE FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                   9.61%                     7.08%                    12.94%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

AIM GLOBAL INFRASTRUCTURE FUND


                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                   6.40%                      --
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

ANTC Cust Rollover IRA FBO                             --                        --                      12.63%
David L. Neitzel
10012 63 Avenue
Pleasant Prairie, WI 53158

Donaldson Lufkin Jenrette
Securities Corporation Inc.
P.O. Box 2052                                          --                        --                      6.61%
Jersey City, NJ 07303

ANTC Cust 403B Plan
CUNY FBO
Hershey Harry Friedman                                 --                        --                      6.60%
1367 57 Street
Brooklyn, NY 11219

ANTC Cust Rollover IRA FBO
Maureen B. Graves
75 Fortune Lane                                        --                        --                      5.28%
St. Louis, MO 63122-0000

ANTC Cust 403B Plan FBO
Brooke S. Schuster
2861 S. Dorchestor                                     --                        --                      5.14%
Columbus, OH 43221



AIM GLOBAL SCIENCE AND TECHNOLOGY FUND



                                                 CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                                 --------------            --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                     RECORD                    RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                   6.98%                     5.69%                    8.46%
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

AIM LIBRA FUND



         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.


AIM STRATEGIC INCOME FUND


                                                  CLASS A SHARES           CLASS B SHARES            CLASS C SHARES
                                                  --------------           --------------            --------------

NAME AND ADDRESS OF                            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF      PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                      RECORD                   RECORD                    RECORD
-------------------                            -------------------       -------------------      -------------------

Merrill Lynch Pierce Fenner & Smith                    --                       7.60%                    12.78%
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

PaineWebber For the Benefit of
UBS PaineWebber CDN FBO
Jack Goldenthal
P.O. Box 3321                                          --                        --                      7.46%
Weehawken, NJ 07087-8154

Ralph P. Marra
2511 E 8th Street
Tucson, AZ  85716                                      --                        --                      6.73%

NFSC FEBO #JH1-088595
Isidro Baranda Suarez
Rosalinda Alonso
Surfside #75 B-14                                      --                        --                      6.57%
Palmas Del Mar
Humacao, PR 00791


MANAGEMENT OWNERSHIP


As of July 31, 2002, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


       FUND NAME                                2001                                        2000
       ---------             -------------------------------------------  -------------------------------------------
                             MANAGEMENT     MANAGEMENT    NET MANAGEMENT  MANAGEMENT   MANAGEMENT FEE  NET MANAGEMENT
                              FEE PAID      FEE WAIVERS      FEE PAID      FEE PAID        WAIVERS       FEE PAID
                             -----------    -----------   --------------  -----------  --------------  --------------

AIM Developing Markets
Fund                         $ 1,720,644    $   880,540    $   840,104    $ 2,321,564    $   195,861    $ 2,125,703

AIM Global Biotech Fund*             N/A            N/A            N/A            N/A            N/A            N/A


AIM Global Energy Fund           269,728        231,238         38,490        296,957        242,924         54,033

AIM Global Financial
Services Fund                  2,721,720          1,017      2,720,703      1,192,264            -0-      1,192,264

AIM Global Health Care
Fund                           7,123,437          1,495      7,122,942      4,963,633            -0-      4,963,633

AIM Global
Infrastructure Fund              349,137        147,772        201,365        551,358        116,307        435,051

AIM Global Science and
Technology Fund               13,178,872        728,934     12,449,938     29,880,111            -0-     29,880,111

AIM Libra Fund**                     N/A            N/A            N/A            N/A            N/A            N/A

AIM Strategic Income
Fund                             869,457        619,956        249,501      1,118,206        548,051        570,155

       FUND NAME                                1999
       ---------              --------------------------------------------
                              MANAGEMENT   MANAGEMENT FEE   NET MANAGEMENT
                               FEE PAID       WAIVERS          FEE PAID
                              -----------  --------------   --------------

AIM Developing Markets
Fund                          $ 1,560,741    $   747,433    $   813,308

AIM Global Biotech Fund*              N/A            N/A            N/A


AIM Global Energy Fund            439,387        135,288        304,099

AIM Global Financial
Services Fund                     883,755        144,306        739,449

AIM Global Health Care
Fund                            4,855,959            -0-      4,855,959

AIM Global
Infrastructure Fund               542,222        123,428        418,794

AIM Global Science and
Technology Fund                15,437,508            -0-     15,437,508

AIM Libra Fund**                      N/A            N/A            N/A

AIM Strategic Income
Fund                            1,749,758            -0-      1,749,758



*  Commenced operations on December 31, 2001


** Commenced operations on November 1, 2002.

         For the last three fiscal periods or years ended October 31, the sub-advisory fees paid by AIM to INVESCO Asset Management Limited with respect to services provided to the AIM Developing Markets Fund were as follows:




                                                             2001                         2000                       1999
                                                           --------                     --------                   --------
AIM Developing Markets Fund....................            $337,187                     $850,281                   $325,323

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:


               FUND NAME                           2001          2000          1999
               ---------                        ----------    ----------    ----------

AIM Developing Markets Fund                     $   50,000    $   50,000    $   42,462

AIM Global Biotech Fund*                               N/A           N/A           N/A

AIM Global Energy Fund                              50,000        50,000        24,486

AIM Global Financial Services Fund                  75,830        50,000        34,005

AIM Global Health Care Fund                        134,681       117,295       142,382

AIM Global Infrastructure Fund                      50,000        50,000        25,171

AIM Global Science and Technology Fund             154,242       202,100       320,819

AIM Libra Fund**                                       N/A           N/A           N/A

AIM Strategic Income Fund                           50,000        50,000        70,274




 * Commenced operations on December 31, 2001



** Operations have not commenced

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below during the last three fiscal years were as follows:


                FUND                                2001            2000            1999
                ----                            ------------    ------------    ------------

AIM Developing Markets Fund*                    $    847,173    $  1,647,898    $    732,921
AIM Global Biotech Fund**                                N/A             N/A             N/A
AIM Global Energy Fund                               169,701         139,146         221,586
AIM Global Financial Services Fund***                472,634         183,970         302,742
AIM Global Health Care Fund                        2,571,259       3,030,188       1,680,496
AIM Global Infrastructure Fund****                    37,136          51,077         110,072
AIM Global Science and Technology Fund             3,403,668       2,967,281       3,353,749
AIM Libra Fund*****                                      N/A             N/A             N/A
AIM Strategic Income Fund******                        5,952          25,100          12,472


* The variation in brokerage commission paid by AIM Developing Markets Fund for the fiscal years ended October 31, 2000 and 2001, as compared to fiscal year ended October 31, 1999, was due to a significant increase in assets as the result of the merger of another fund with the Fund and the resulting increased portfolio turnover in an effort to restructure the Fund.

**       Commenced operations on December 31, 2001

*** The variation in brokerage commission paid by AIM Global Financial Services Fund for the fiscal year ended October 31, 2001, as compared to the prior fiscal year was due to a significant increase in assets.

**** The variation in brokerage commission paid by AIM Global Infrastructure Fund for the fiscal years ended October 31, 2000 and 2001, as compared to the prior fiscal year was due to decreasing Fund assets.


*****    Operations have not commenced.



****** The variation in brokerage commission paid by AIM Strategic Income Fund for the fiscal year ended October 31, 2000 as compared to fiscal years ended October 31, 2001 and 1999, was due to an increase in transactions executed with commissions.

                                   APPENDIX H


             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                     RELATED
FUND                                            TRANSACTIONS   BROKERAGE COMMISSIONS
----                                            ------------   ---------------------

AIM Developing Markets Fund                     $261,190,401    $    835,676
AIM Global Biotech Fund*                                 N/A             N/A
AIM Global Energy Fund                             4,750,726           6,094
AIM Global Financial Services Fund                38,174,971          53,800
AIM Global Health Care Fund                      144,902,128         220,190
AIM Global Infrastructure Fund                       788,680           1,112
AIM Global Science and
    Technology Fund                              271,002,951         321,869
AIM Libra Fund**                                         N/A             N/A
AIM Strategic Income Fund                                -0-             -0-


*      Commenced operations on December 31, 2001


**     Operations have not commenced



         During the last fiscal year ended October 31, 2001, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



FUND                                        SECURITY         MARKET VALUE
----                                        --------         ------------

AIM Developing Markets Fund                 N/A

AIM Global Biotech Fund                     N/A

AIM Global Energy Fund                      N/A

AIM Global Financial Services Fund
  Lehman Brothers Holdings Inc.             Common Stock     $  5,883,732
  Morgan Stanley Dean Witter                Common Stock        3,752,164
  Goldman Sachs Group, Inc.                 Common Stock        7,276,696
  J.P. Morgan Chase & Co.                   Common Stock        5,006,976
  American Express Co.                      Common Stock        2,575,125
  Merrill Lynch & Co.                       Common Stock        6,700,743
  Citigroup                                 Common Stock       12,495,285
  Legg Mason, Inc.                          Common Stock        5,263,750

AIM Global Health Care Fund                 N/A

AIM Global Infrastructure Fund              N/A

AIM Global Science
   and Technology Fund                      N/A

AIM Strategic Income Fund
  Lehman Brothers Holdings Inc.             Discount Note         295,350

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS



         A LIST OF AMOUNTS PAID BY EACH CLASS OF SHARES TO AIM DISTRIBUTORS PURSUANT TO THE PLANS FOR THE FISCAL YEAR OR PERIOD ENDED OCTOBER 31, 2001
FOLLOWS:



                                              CLASS A        CLASS B        CLASS C
FUND                                          SHARES         SHARES         SHARES
----                                        -----------    -----------    -----------

AIM Developing Markets Fund                 $   484,321    $   604,081    $    15,769
AIM Global Biotech Fund*                            N/A            N/A            N/A
AIM Global Energy Fund                           64,775        138,655          8,438
AIM Global Financial Services Fund              642,785      1,183,478        322,459
AIM Global Health Care Fund                   2,638,487      1,854,032        236,823
AIM Global Infrastructure Fund                   84,049        185,514          4,477
AIM Global Science
   and Technology Fund                        3,572,313      6,179,789        517,609
AIM Libra Fund**                                    N/A            N/A            N/A
AIM Strategic Income Fund                       184,652        659,005         12,668


*      Commenced operations on December 31, 2001


**     Operations have not commenced

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended October 31, 2001, follows:


                                                               PRINTING &                       UNDERWRITERS       DEALERS
                                             ADVERTISING        MAILING          SEMINARS       COMPENSATION     COMPENSATION
                                             ------------     ------------     ------------     ------------     ------------

AIM Developing Markets Fund                  $     99,637     $      7,055     $     30,484            $ -0-     $    347,145
AIM Global Biotech Fund*                              N/A              N/A              N/A              N/A              N/A
AIM Global Energy Fund                              4,465              210            1,168              -0-           58,933
AIM Global Financial Services Fund                 49,342            3,603           14,851              -0-          574,989
AIM Global Health Care Fund                       238,481           17,400           68,235              -0-        2,314,371
AIM Global Infrastructure Fund                     10,383              713            2,378              -0-           70,575
AIM Global Science
   and Technology Fund                             28,714            1,931            7,278              -0-        3,534,390
AIM Libra Fund**                                      N/A              N/A              N/A              N/A              N/A
AIM Strategic Income Fund                          16,057            1,209            4,796              -0-          162,590


         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended October 31, 2001, follows:


                                                               PRINTING &                       UNDERWRITERS       DEALERS
                                             ADVERTISING        MAILING          SEMINARS       COMPENSATION     COMPENSATION
                                             ------------     ------------     ------------     ------------     ------------

AIM Developing Markets Fund                  $      2,709     $        210     $        973     $    453,060     $    147,128
AIM Global Biotech Fund*                              N/A              N/A              N/A              N/A              N/A
AIM Global Energy Fund                              1,764               83              462          103,991           32,355
AIM Global Financial Services Fund                 49,763            3,419           15,195          887,609          227,492
AIM Global Health Care Fund                        48,478            3,509           14,296        1,390,524          397,225
AIM Global Infrastructure Fund                      1,221              -0-              813          139,135           44,345
AIM Global Science
   and Technology Fund                            123,090            8,264           30,606        4,634,841        1,382,988
AIM Libra Fund**                                      N/A              N/A              N/A              N/A              N/A
AIM Strategic Income Fund                           6,117              434            1,724          494,253          156,476


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2001, follows:


                                                               PRINTING &                       UNDERWRITERS       DEALERS
                                             ADVERTISING        MAILING          SEMINARS       COMPENSATION     COMPENSATION
                                             ------------     ------------     ------------     ------------     ------------

AIM Developing Markets Fund                  $      1,712            $ -0-            $ -0-     $      5,138     $      8,919
AIM Global Biotech Fund*                              N/A              N/A              N/A              N/A              N/A
AIM Global Energy Fund                              1,671              -0-              -0-            5,012            1,755
AIM Global Financial Services Fund                 26,143            1,669            7,725          166,863          120,060
AIM Global Health Care Fund                        15,737            1,185            3,760          104,350          111,791
AIM Global Infrastructure Fund                        759              -0-              -0-            2,277            1,441
AIM Global Science
   and Technology Fund                             33,402            2,295            7,649          180,016          294,247
AIM Libra Fund**                                      N/A              N/A              N/A              N/A              N/A
AIM Strategic Income Fund                             -0-              -0-              -0-            5,987            6,681



*      Commenced operations on December 31, 2001


**     Operations have not commenced

                                   APPENDIX K

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending October 31:


                                                       2001                          2000                         1999
                                             -------------------------     -------------------------     -------------------------

                                               SALES          AMOUNT         SALES          AMOUNT         SALES          AMOUNT
                                              CHARGES        RETAINED       CHARGES        RETAINED       CHARGES        RETAINED
                                             ----------     ----------     ----------     ----------     ----------     ----------

AIM Developing Markets Fund                  $   70,148     $   12,631     $  135,795     $   25,847     $   69,225     $   16,209
AIM Global Biotech Fund*                            N/A            N/A            N/A            N/A            N/A            N/A
AIM Global Energy Fund                           57,259          9,649         35,823          4,984         47,364         10,174
AIM Global Financial Services Fund            1,121,260        189,895        784,002        133,801         86,372         16,231
AIM Global Health Care Fund                   1,789,730        303,612        554,506         97,946        276,656         51,905
AIM Global Infrastructure Fund                   30,334          5,630         48,611          9,122         15,244          3,065
AIM Global Science
   and Technology Fund                        1,643,392        289,307      9,076,900      1,575,107      1,167,764        205,929
AIM Libra Fund**                                    N/A            N/A            N/A            N/A            N/A            N/A
AIM Strategic Income Fund                        94,909         17,139         71,428         12,841         67,438         10,612


*      Commenced operations on December 31, 2001


**     Operations have not commenced


         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the last three fiscal years ended October 31:


                                                    2001           2000           1999
                                                 ----------     ----------     ----------

AIM Developing Markets Fund                      $   10,586     $   45,221     $    6,877
AIM Global Biotech Fund*                                N/A            N/A            N/A
AIM Global Energy Fund                                2,960            516              0
AIM Global Financial Services Fund                   27,133         10,205          1,268
AIM Global Health Care Fund                          25,075          3,020          3,480
AIM Global Infrastructure Fund                       20,450          6,965              0
AIM Global Science  and Technology Fund              55,389         99,517          8,313
AIM Libra Fund **                                       N/A            N/A            N/A
AIM Strategic Income Fund                             3,289         17,039          1,132


*      Commenced operations on December 31, 2001


**     Operations have not commenced

                                   APPENDIX L

                                PERFORMANCE DATA



AVERAGE ANNUAL TOTAL RETURNS



         The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS A SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION          DATE
         ---------------                --------------    ----------      ----------      ----------     ----------      ----------

AIM Developing Markets Fund                     8.07         (31.88)%        (13.31)%           N/A          (8.68)%      01/11/94
AIM Global Biotech Fund*                      (26.18)           N/A             N/A             N/A            N/A        12/31/01
AIM Global Energy Fund                        (15.48)        (17.54)%         (9.10)%           N/A          (0.65)%      05/31/94
AIM Global Financial Services Fund             (8.69)        (20.97)%         13.34%            N/A          12.17%       05/31/94
AIM Global Health Care Fund                     1.04           5.59%          16.33%          12.43%         15.12%       08/07/89
AIM Global Infrastructure Fund                (40.66)        (50.44)%         (4.46)%           N/A           0.05%       05/31/94
AIM Global Science and
   Technology Fund                            (40.65)        (72.54)%         (7.71)%           N/A           1.13%       01/27/92
AIM Libra Fund                                   N/A            N/A             N/A             N/A            N/A        11/01/02
AIM Strategic Income Fund                      (5.34)         (2.82)%          0.07%           5.66%          5.98%       03/29/88



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.



         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS B SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     7.72         (32.34)%           N/A             N/A        (16.17)%      11/03/97
AIM Global Biotech Fund*                      (25.80)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (16.09)        (18.19)%         (9.01)%           N/A         (0.49)%      05/31/94
AIM Global Financial Services Fund             (9.39)        (21.53)%         13.62%            N/A         12.35%       05/31/94
AIM Global Health Care Fund                     1.01           5.37%          16.66%            N/A         17.52%       04/01/93
AIM Global Infrastructure Fund                (41.16)        (50.41)%         (4.28)%           N/A          0.19%       05/31/94
AIM Global Science and
   Technology Fund                            (41.16)        (72.50)%         (7.51)%           N/A          0.02%       04/01/93
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (5.88)         (3.24)%          0.11%            N/A          4.91%       10/22/92



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002, are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS C SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                    11.74         (29.61)%           N/A             N/A         (6.46)%      03/01/99
AIM Global Biotech Fund*                      (22.68)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (12.62)        (14.67)%           N/A             N/A          0.89%       03/01/99
AIM Global Financial Services Fund             (5.58)        (18.26)%           N/A             N/A          8.29%       03/01/99
AIM Global Health Care Fund                     4.67           9.34%            N/A             N/A         17.88%       03/01/99
AIM Global Infrastructure Fund                (38.66)        (48.70)%           N/A             N/A        (10.83)%      03/01/99
AIM Global Science and
   Technology Fund                            (38.68)        (71.53)%           N/A             N/A        (23.96)%      03/01/99
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (2.32)          0.53%            N/A             N/A         (1.31)%      03/01/99



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.



CUMULATIVE TOTAL RETURNS



         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS A SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     8.07         (31.88)%        (51.03)%           N/A        (50.75)%      01/11/94
AIM Global Biotech Fund*                      (26.18)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (15.48)        (17.54)%        (37.95)%           N/A         (4.71)%      05/31/94
AIM Global Financial Services Fund             (8.69)        (20.97)%         87.01%            N/A        134.48%       05/31/94
AIM Global Health Care Fund                     1.04           5.59%         112.99%         220.70%       459.86%       08/07/89
AIM Global Infrastructure Fund                (40.66)        (50.44)%        (20.40)%           N/A          0.36%       05/31/94
AIM Global Science and
   Technology Fund                            (40.65)        (72.54)%        (33.06)%           N/A         11.63%       01/27/92
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (5.34)         (2.82)%          0.34%          73.49%       120.23%       03/29/88



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS B SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     7.72         (32.34)%           N/A             N/A        (50.54)%      11/03/97
AIM Global Biotech Fund*                      (25.80)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (16.09)        (18.19)%        (37.63)%           N/A         (3.55)%      05/31/94
AIM Global Financial Services Fund             (9.39)        (21.53)%         89.37%            N/A        137.31%       05/31/94
AIM Global Health Care Fund                     1.01           5.37%         116.10%            N/A        299.67%       04/01/93
AIM Global Infrastructure Fund                (41.16)        (50.41)%        (19.65)%           N/A          1.43%       05/31/94
AIM Global Science and
   Technology Fund                            (41.16)        (72.50)%        (32.30)%           N/A          0.19%       04/01/93
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (5.88)         (3.24)%          0.54%            N/A         54.11%       10/22/92



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS C SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                    11.74         (29.61)%           N/A             N/A        (16.33)%      03/01/99
AIM Global Biotech Fund*                      (22.68)           N/A             N/A             N/A           N/A        12/31/99
AIM Global Energy Fund                        (12.62)        (14.67)%           N/A             N/A          2.40%       03/01/99
AIM Global Financial Services Fund             (5.58)        (18.26)%           N/A             N/A         23.68%       03/01/99
AIM Global Health Care Fund                     4.67           9.34%            N/A             N/A         55.09%       03/01/99
AIM Global Infrastructure Fund                (38.66)        (48.70)%           N/A             N/A        (26.36)%      03/01/99
AIM Global Science and
   Technology Fund                            (38.68)        (71.53)%           N/A             N/A        (51.85)%      03/01/99
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (2.32)          0.53%            N/A             N/A         (3.91)%      03/01/99



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)



         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years)ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS A SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     7.60         (32.03)%        (13.98)%           N/A         (9.57)%      01/11/94
AIM Global Biotech Fund*                      (26.18)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (15.68)        (17.54)%         (9.51)%           N/A         (0.98)%      05/31/94
AIM Global Financial Services Fund             (8.69)        (21.14)%         11.10%            N/A         10.63%       05/31/94
AIM Global Health Care Fund                    (2.59)          2.66%          12.41%           9.86%        12.89%       08/07/89
AIM Global Infrastructure Fund                (40.66)        (52.99)%         (6.54)%           N/A         (1.42)%      05/31/94
AIM Global Science and
   Technology Fund                            (40.65)        (73.42)%         (9.57)%           N/A         (0.33)%      01/27/92
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (8.22)         (5.81)%          2.42)%          2.61%         3.17%       03/29/88



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS B SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     7.48         (32.34)%           N/A             N/A        (16.58)%      11/03/97
AIM Global Biotech Fund*                      (25.80)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (16.09)        (18.19)%         (9.43)%           N/A         (0.80)%      05/31/94
AIM Global Financial Services Fund             (9.39)        (21.71)%         11.36             N/A         10.83%       05/31/94
AIM Global Health Care Fund                    (3.05)          2.13%          12.56%            N/A         14.34%       04/01/93
AIM Global Infrastructure Fund                (41.16)        (53.16)%         (6.43)%           N/A         (1.31)%      05/31/94
AIM Global Science and
   Technology Fund                            (41.16)        (73.46)%         (9.46)%           N/A         (1.62)%      04/01/93
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (8.63)         (6.09)%         (2.15)%           N/A          2.04%       10/22/92



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS C SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                    11.50         (29.61)%           N/A             N/A         (6.46)%      03/01/99
AIM Global Biotech Fund*                      (22.68)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                        (12.62)        (14.67)%           N/A             N/A          0.89%       03/01/99
AIM Global Financial Services Fund             (5.58)        (18.44)%           N/A             N/A          5.66%       03/01/99
AIM Global Health Care Fund                     0.62           6.09%            N/A             N/A         15.70%       03/01/99
AIM Global Infrastructure Fund                (38.66)        (51.45)%           N/A             N/A        (13.55)%      03/01/99
AIM Global Science and
   Technology Fund                            (38.68)        (72.50)%           N/A             N/A        (25.66)%      03/01/99
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (5.07)         (2.32)%           N/A             N/A         (3.61)%      03/01/99



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)



         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS A SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     4.91         (19.39)%         10.07%            N/A         (6.63)%      01/11/94
AIM Global Biotech Fund*                      (16.08)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                         (9.53)        (10.68)%         (7.02)%           N/A         (0.56)%      05/31/94
AIM Global Financial Services Fund             (5.34)        (12.57)%         10.02%            N/A          9.54%       05/31/94
AIM Global Health Care Fund                     2.12           4.55%          11.51%           9.18%        12.01%       08/07/89
AIM Global Infrastructure Fund                (24.97)        (28.38)%         (3.18)%           N/A          0.27%       05/31/94
AIM Global Science and
   Technology Fund                            (24.96)        (40.94)%         (4.05)%           N/A          1.95%       01/27/92
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (3.31)         (1.73)%         (1.12)%          3.08%         3.52%       03/29/88



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS B SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     4.72         (19.70)%           N/A             N/A        (12.21)%      11/03/97
AIM Global Biotech Fund*                      (15.84)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                         (9.88)        (11.08)%         (6.94)%           N/A         (0.42)%      05/31/94
AIM Global Financial Services Fund             (5.77)        (12.89)%         10.27             N/A          9.72%       05/31/94
AIM Global Health Care Fund                     2.28           4.55%          11.72%            N/A         13.35%       04/01/93
AIM Global Infrastructure Fund                (25.27)        (28.16)%         (3.01)%           N/A          0.41%       05/31/94
AIM Global Science and
   Technology Fund                            (25.27)        (40.58)%         (3.75)%           N/A          1.25%       04/01/93
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (3.63)         (1.97)%         (0.98)%           N/A          2.55%       10/22/92



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2001 and for the one year period ended April 30, 2002 are as follows:



                                                                       PERIODS ENDED
                                                                     OCTOBER 31, 2001
                                         PERIOD ENDED     ------------------------------------------       SINCE        INCEPTION
         CLASS C SHARES:                APRIL 30, 2002      1 YEAR         5 YEARS         10 YEARS      INCEPTION         DATE
         ---------------                --------------    ----------      ----------      ----------     ----------     ----------

AIM Developing Markets Fund                     7.19         (18.03)%           N/A             N/A         (5.11)%      03/01/99
AIM Global Biotech Fund*                      (13.93)           N/A             N/A             N/A           N/A        12/31/01
AIM Global Energy Fund                         (7.75)         (8.93)%           N/A             N/A          0.72%       03/01/99
AIM Global Financial Services Fund             (3.42)        (10.90)%           N/A             N/A          5.58%       03/01/99
AIM Global Health Care Fund                     4.53           6.96%            N/A             N/A         14.00%       03/01/99
AIM Global Infrastructure Fund                (23.74)        (27.12)%           N/A             N/A         (7.83)%      03/01/99
AIM Global Science and
   Technology Fund                            (23.75)        (39.99)%           N/A             N/A        (15.29)%      03/01/99
AIM Libra Fund                                   N/A            N/A             N/A             N/A           N/A        11/01/02
AIM Strategic Income Fund                      (1.45)          0.32%            N/A             N/A         (2.19)%      03/01/99



* Rate shown is for December 31, 2001 (date sales commenced) through the period ended April 30, 2002.

         The yields for the named Fund are as follows:



                                                      30 DAYS ENDED                              30 DAYS ENDED
                                                      APRIL 30, 2002                            OCTOBER 31, 2001
                                            ----------------------------------        ------------------------------------
                                            CLASS A      CLASS B       CLASS C        CLASS A       CLASS B        CLASS C
                                            -------      -------       -------        -------       -------        -------

AIM Strategic Income Fund                    7.38%        7.06%         7.06%          7.57%         7.27%          7.27%

                              FINANCIAL STATEMENTS




                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Developing Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Developing Markets Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 12, 2001
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                      MARKET
                                      SHARES          VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-97.34%

ARGENTINA-0.72%

Banco Hipotecario S.A.-Wts.,
  expiring 02/02/04 (Banks)
  (Acquired 01/28/99; Cost
  $30,850)(a)(b)(c)                          617   $     30,850
---------------------------------------------------------------
IRSA Inversiones y
  Representaciones S.A.-GDR
  (Real Estate Management &
  Development)(d)                         51,058        395,699
---------------------------------------------------------------
Nortel Inversora S.A.-ADR
  (Alternative Carriers)                 199,100        746,625
===============================================================
                                                      1,173,174
===============================================================

BRAZIL-9.47%

Brasil Telecom Participacoes
  S.A. (Integrated
  Telecommunication Services)        154,881,000        847,365
---------------------------------------------------------------
Companhia Energetica de Minas
  Gerais-Pfd. (Electric
  Utilities)                          89,300,000        884,388
---------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel-ADR (Electric
  Utilities)                             289,735      1,390,729
---------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel-Pfd. (Electric
  Utilities)                          34,286,000        170,413
---------------------------------------------------------------
Companhia Siderurgica Nacional
  S.A. (Steel)                        38,333,000        398,259
---------------------------------------------------------------
Companhia Vale Do Rio Doce-Class
  A Pfd. (Diversified Metals &
  Mining)                                 40,000        835,460
---------------------------------------------------------------
Eletropaulo
  Metropolitana-Eletricidade de
  Sao Paulo S.A.-Pfd. (Electric
  Utilities)                          31,516,000        760,896
---------------------------------------------------------------
Embratel Participacoes S.A.-ADR
  (Integrated Telecommunication
  Services)                               85,000        229,500
---------------------------------------------------------------
Embratel Participacoes S.A.-Pfd.
  (Integrated Telecommunication
  Services)                          150,000,000        422,849
---------------------------------------------------------------
Itausa-Investimentos Itau
  S.A.-Pfd. (Industrial
  Conglomerates)                       1,250,000        880,935
---------------------------------------------------------------
Petroleo Brasileiro S.A.
  (Integrated Oil & Gas)                  48,500        960,645
---------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR
  (Integrated Oil & Gas)                  41,900        804,480
---------------------------------------------------------------
Tele Nordeste Celular
  Participacoes S.A.-ADR
  (Wireless Telecommunication
  Services)                               12,500        247,500
---------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-ADR (Integrated
  Telecommunication Services)            308,000      3,129,280
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A. (Integrated
  Telecommunication Services)         86,027,027            957
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-Pfd. (Integrated
  Telecommunication Services)                  2              0
---------------------------------------------------------------
Telecomunicacoes Participacoes
  de Sao Paulo S.A. (Integrated
  Telecommunication Services)                526              4
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
BRAZIL-(CONTINUED)

Telefonica Data Brasil Holding
  (Integrated Telecommunication
  Services)(d)                               526   $          0
---------------------------------------------------------------
Telefonica Data Brasil
  Holding-Pfd. (Integrated
  Telecommunication Services)(d)               1              0
---------------------------------------------------------------
Telemig Celular Participacoes
  S.A.-ADR (Wireless
  Telecommunication Services)             10,000        239,700
---------------------------------------------------------------
Telesp Celular Participacoes
  S.A. (Wireless
  Telecommunication Services)                701              1
---------------------------------------------------------------
Unibanco-Uniao de Bancos
  Brasileiros S.A.-GDR (Banks)            64,516      1,014,837
---------------------------------------------------------------
Unibanco-Uniao de Bancos
  Brasileiros S.A.-Units
  (Banks)(e)                           5,400,471        170,267
---------------------------------------------------------------
Votorantim Celulose e Papel
  S.A.-ADR (Paper Products)               52,254        757,683
---------------------------------------------------------------
Votorantim Celulose e Papel
  S.A.-Pfd. (Paper Products)          45,587,000      1,339,203
===============================================================
                                                     15,485,351
===============================================================

CHILE-0.80%

Banco de A. Edwards-ADR (Banks)           26,700        401,835
---------------------------------------------------------------
Embotelladora Andina S.A.-Class
  B-ADR (Soft Drinks)                     40,000        291,200
---------------------------------------------------------------
Quinenco S.A.-ADR (Industrial
  Conglomerates)(d)                      102,400        619,520
===============================================================
                                                      1,312,555
===============================================================

CHINA-1.73%

China Unicom Ltd. (Wireless
  Telecommunication Services)(d)       3,038,000      2,823,836
===============================================================

HONG KONG-7.10%

China Mobile Ltd. (Wireless
  Telecommunication Services)(d)         767,500      2,327,144
---------------------------------------------------------------
Henderson Land Development Co.,
  Ltd. (Real Estate Management &
  Development)(d)                        900,000      2,890,440
---------------------------------------------------------------
Shum Yip Investment Ltd. (Real
  Estate Management &
  Development)                         7,770,000      2,291,198
---------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Real Estate Management &
  Development)(d)                        576,000      3,544,684
---------------------------------------------------------------
TCL International Holdings Ltd.
  (Consumer Electronics)               4,330,000        560,690
===============================================================
                                                     11,614,156
===============================================================

HUNGARY-0.01%

Pannonplast Rt. (Commodity
  Chemicals)                               2,126         21,163
---------------------------------------------------------------
Technoimpex (Multi-Sector
  Holdings)(c)(d)                          1,400              0
===============================================================
                                                         21,163
===============================================================

                                                      MARKET
                                      SHARES          VALUE

INDIA-6.17%

Associated Cement Cos.
  Ltd.-Equity Participation
  Ctfs., expiring 03/29/02 (ABN
  AMRO) (Construction
  Materials)(a)                          593,600   $  1,640,295
---------------------------------------------------------------
BSES Ltd. (Electric
  Utilities)(c)                              100            395
---------------------------------------------------------------
Cinevista Communications
  (Integrated Telecommunication
  Services)(c)(d)                          3,700          2,502
---------------------------------------------------------------
ICICI Bank Ltd. (Diversified
  Financial Services)                    271,384        574,549
---------------------------------------------------------------
ICICI Bank Ltd.-ADR (Diversified
  Financial Services)                    186,714      1,299,529
---------------------------------------------------------------
India Technology-Equity
  Participation Ctfs., expiring
  02/07/02 (The Goldman Sachs
  Group) (Computer Hardware)(a)           28,610      4,607,583
---------------------------------------------------------------
Indian Hotels Co. Ltd. (Hotels)               50            139
---------------------------------------------------------------
ITC Ltd. (Tobacco)(c)(d)                   1,100         15,747
---------------------------------------------------------------
Satyam Computer Services
  Ltd.-ADR (IT Consulting &
  Services)                              162,611      1,089,494
---------------------------------------------------------------
State Bank of India (Banks)(c)               550          2,128
---------------------------------------------------------------
Videsh Sanchar Nigam Ltd.-ADR
  (Integrated Telecommunication
  Services)                               87,343        847,227
===============================================================
                                                     10,079,588
===============================================================

INDONESIA-0.00%

Lippo Bank-Ctfs. of Entitlement,
  expiring 06/30/02 (Banks)
  (Acquired 05/22/00; Cost
  $0)(a)(b)(c)                       100,580,400              0
---------------------------------------------------------------
Lippo Bank-Wts., expiring
  04/15/02 (Banks) (Acquired
  05/22/00; Cost $0)(a)(b)(c)        100,580,400              0
===============================================================
                                                              0
===============================================================

ISRAEL-2.58%

Bank Leumi Le-Israel (Banks)             842,913      1,504,851
---------------------------------------------------------------
Bezeq Israeli Telecommunications
  Corp. Ltd. (Integrated
  Telecommunication Services)          1,028,100      1,086,883
---------------------------------------------------------------
NICE Systems Ltd.-ADR
  (Telecommunications
  Equipment)(d)                           59,100        883,545
---------------------------------------------------------------
Orbotech, Ltd. (Electronic
  Equipment & Instruments)(d)             24,700        532,532
---------------------------------------------------------------
RADVision Ltd. (Internet
  Software & Services)(d)                 32,854        214,208
===============================================================
                                                      4,222,019
===============================================================

LUXEMBOURG-0.38%

Quilmes Industrial S.A.-ADR
  (Brewers)                               61,847        618,470
===============================================================

MALAYSIA-4.26%

Genting Berhad (Casinos &
  Gaming)                                545,000      1,333,798
---------------------------------------------------------------
IOI Corp. Berhad (Agricultural
  Products)                            1,509,000      1,326,314
---------------------------------------------------------------
Public Bank Berhad (Banks)             1,212,000        838,821
---------------------------------------------------------------
Public Bank Berhad (Banks)             1,102,000        658,291
---------------------------------------------------------------
Public Finance Berhad (Banks)            627,000        626,992
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
MALAYSIA-(CONTINUED)

RHB Capital Berhad (Banks)             2,391,000   $  1,176,608
---------------------------------------------------------------
Star Publications Berhad
  (Publishing & Printing)                872,000      1,009,671
===============================================================
                                                      6,970,495
===============================================================

MEXICO-11.75%

Alfa S.A.-Class A (Industrial
  Conglomerates)                         300,000        267,817
---------------------------------------------------------------
America Movil S.A. de
  C.V.-Series L-ADR (Wireless
  Telecommunication Services)             99,500      1,492,500
---------------------------------------------------------------
Carso Global Telecom-Class A1
  (Integrated Telecommunication
  Services)(d)                         1,550,000      2,899,461
---------------------------------------------------------------
Cemex S.A. de C.V. (Construction
  Materials)                             369,400      1,692,668
---------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts.,
  expiring 12/13/02
  (Construction Materials)
  (Acquired 12/16/99; Cost
  $7,704)(a)(b)                           22,000          5,930
---------------------------------------------------------------
Coca-Cola Femsa, S.A. de
  C.V.-ADR (Soft Drinks)                  45,000        904,050
---------------------------------------------------------------
Consorcio ARA, S.A. de C.V.
  (Real Estate Management &
  Development)(d)                        481,915        654,677
---------------------------------------------------------------
Controladora Comercial Mexicana
  S.A. de C.V.-Units (Department
  Stores)(f)                           1,250,000        741,240
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-ADR (Soft Drinks)              113,824      3,528,544
---------------------------------------------------------------
Grupo Financiero BanCrecer S.A.
  de C.V.- Series B (Diversified
  Financial Services)(d)                       1              0
---------------------------------------------------------------
Grupo Financiero Banorte S.A. de
  C.V.- Class O (Banks)(d)                57,000         91,876
---------------------------------------------------------------
Grupo Financiero BBVA Bancomer,
  S.A. de C.V.-Class O
  (Banks)(d)                           2,333,490      1,766,156
---------------------------------------------------------------
Grupo Posadas S.A.-Series A
  (Hotels)(d)                            466,000        301,456
---------------------------------------------------------------
Grupo Posadas S.A.-Series L
  (Hotels)(d)                            752,300        486,663
---------------------------------------------------------------
Grupo Televisa S.A.-ADR
  (Broadcasting & Cable TV)(d)           143,628      4,373,473
===============================================================
                                                     19,206,511
===============================================================

PAKISTAN-0.00%

Dewan Salman Fibre Ltd.
  (Commodity Chemicals)                        6              1
---------------------------------------------------------------
Pakistan State Oil Co. Ltd. (Oil
  & Gas Refining & Marketing)                 93            169
===============================================================
                                                            170
===============================================================

PERU-0.32%

Credicorp Ltd. (Banks)                    25,000        202,500
---------------------------------------------------------------
Union de Cervecerias Backus &
  Johnston S.A.-Class I
  (Brewers)                            1,218,301        318,788
===============================================================
                                                        521,288
===============================================================

PHILIPPINES-0.18%

Manila Electric Co. (Electric
  Utilities)                             465,500        295,698
===============================================================

                                                      MARKET
                                      SHARES          VALUE

RUSSIA-7.10%

Mobile Telesystems-ADR (Wireless
  Telecommunication Services)(d)         111,800   $  3,166,176
---------------------------------------------------------------
RAO Unified Energy Systems-GDR
  (Electric Utilities)                   332,840      3,265,132
---------------------------------------------------------------
Surgutneftegaz-ADR (Oil & Gas
  Exploration & Production)              204,100      2,589,008
---------------------------------------------------------------
Vimpel-Communications (Wireless
  Telecommunication Services)(d)          44,300        877,140
---------------------------------------------------------------
YUKOS-ADR (Oil & Gas Refining &
  Marketing)                              30,600      1,710,968
===============================================================
                                                     11,608,424
===============================================================

SINGAPORE-0.94%

Total Access Communication PLC
  (Wireless Telecommunication
  Services)                            1,274,800      1,529,760
===============================================================

SOUTH AFRICA-10.92%

Anglo American Platinum Corp.
  Ltd. (Precious Metals &
  Minerals)                               40,800      1,331,726
---------------------------------------------------------------
Anglo American PLC (Diversified
  Metals & Mining)                       436,700      5,623,918
---------------------------------------------------------------
Barloworld Ltd. (Industrial
  Conglomerates)                         276,000      1,455,662
---------------------------------------------------------------
BOE Ltd. (Diversified Financial
  Services)                            3,434,000      1,345,626
---------------------------------------------------------------
FirstRand Ltd. (Banks)                 2,136,000      1,732,815
---------------------------------------------------------------
Johnnic Holdings Ltd.
  (Multi-Sector Holdings)                168,243        896,246
---------------------------------------------------------------
Sanlam Ltd. (Life & Health
  Insurance)(d)                        1,786,000      1,664,510
---------------------------------------------------------------
Standard Bank Investment Corp. Ltd.
  (Banks)                                869,900      2,855,967
---------------------------------------------------------------
Venfin Ltd. (Wireless
  Telecommunication Services)            508,850        943,083
===============================================================
                                                     17,849,553
===============================================================

SOUTH KOREA-17.39%

Daishin Securities Co.-Pfd.
  (Diversified Financial
  Services)                              420,800      1,913,320
---------------------------------------------------------------
Kookmin Bank-GDR (Banks)
  (Acquired 08/24/01-09/08/01;
  Cost $2,174,578)(a)(b)                 179,002      2,752,335
---------------------------------------------------------------
Korea Stock Price 200
  Index-Equity Participation
  Ctfs., expiring 10/04/02
  (Merrill Lynch) (Diversified
  Financial Services)(a)              55,708,997      2,863,442
---------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Integrated Telecommunication
  Services)                              102,000      2,125,680
---------------------------------------------------------------
Korea Telecom Corp.-Equity
  Participation Ctfs., expiring
  11/01/02 (Merrill Lynch)
  (Integrated Telecommunication
  Services) (Acquired 10/24/01;
  Cost $657,676)(a)(b)                    18,110        673,330
---------------------------------------------------------------
Korea Tobacco & Ginseng
  Corp.-GDR (Tobacco) (Acquired
  10/24/01; Cost $766,683)(b)(d)         215,382      1,595,981
---------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Steel)                                110,200      1,889,930
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
SOUTH KOREA-(CONTINUED)

Samsung SDI Co., Ltd.
  (Electronic Equipment &
  Instruments)                            27,100   $  1,091,557
---------------------------------------------------------------
Samsung Electronics Co.,
  Ltd.-GDR, REGS (Electronic
  Equipment & Instruments)                51,123      3,757,541
---------------------------------------------------------------
Samsung Electronics Co.,
  Ltd.-GDR (Electronic Equipment
  & Instruments)                          29,900        856,635
---------------------------------------------------------------
Samsung Electronics Co.,
  Ltd.-Pfd. (Electronic
  Equipment & Instruments)                53,300      3,042,765
---------------------------------------------------------------
Samsung Securities Co., Ltd.
  (Diversified Financial
  Services)                               89,900      2,336,286
---------------------------------------------------------------
Shinhan Financial Group Co.,
  Ltd.-GDR (Banks) (Acquired
  09/19/00-08/01/01; Cost
  $2,653,215)(b)(d)                      133,600      2,364,720
---------------------------------------------------------------
SK Telecom Co., Ltd.-ADR
  (Wireless Telecommunication
  Services)                               55,092      1,161,339
===============================================================
                                                     28,424,861
===============================================================

TAIWAN-9.58%

Bank Sinopac (Banks)(d)                3,016,000      1,215,142
---------------------------------------------------------------
Chinatrust Commercial
  Bank-Equity Participation
  Ctfs., expiring 07/22/02 (ABN
  AMRO) (Diversified Financial
  Services) (Acquired 07/20/01;
  Cost $1,087,505)(b)(d)               2,036,178      1,025,827
---------------------------------------------------------------
Fubon Securities-Wts.-Equity
  Participation Ctfs., expiring
  08/29/02 (Merrill Lynch)
  (Diversified Financial
  Services)(d)                         2,010,800        967,396
---------------------------------------------------------------
Pros Mos Technologies
  Inc.-Equity Participation
  Ctfs., expiring 08/29/02 (ABN
  AMRO) (Diversified Financial
  Services)(d)                         3,351,000      1,368,884
---------------------------------------------------------------
Taiwan Petrochemicals-Equity
  Participation Ctfs., expiring
  06/11/02 (The Goldman Sachs
  Group) (Integrated Oil &
  Gas)(d)                                619,359      1,102,459
---------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co. Ltd.-Equity
  Participation Ctfs., expiring
  01/10/02 (ABN AMRO)
  (Semiconductors)(d)                  2,997,117      5,262,937
---------------------------------------------------------------
United Microelectronic Corp.
  Ltd-Equity Participation
  Ctfs., expiring 02/22/02 (UBS
  Warburg) (Semiconductors)(d)         3,477,446      2,851,506
---------------------------------------------------------------
United Microelectronics Corp.
  Ltd. (Semiconductors)(d)             1,203,590        990,781
---------------------------------------------------------------
Yageo Corp.-GDR (Health Care
  Equipment)(d)                          300,118        882,347
===============================================================
                                                     15,667,279
===============================================================

THAILAND-1.70%

Shin Corp. Public Co. Ltd.
  (Wireless Telecommunication
  Services)(d)                         4,640,000      1,608,589
---------------------------------------------------------------
TelecomAsia Corp. Public Co.
  Ltd. (Integrated
  Telecommunication Services)(d)       2,500,000        492,060
---------------------------------------------------------------
Thai Farmers Bank Public Co.
  Ltd., (Banks)(d)                     1,790,000        670,599
===============================================================
                                                      2,771,248
===============================================================

                                                      MARKET
                                      SHARES          VALUE

TURKEY-1.74%

Haci Omer Sabanci Holding A.S.
  (Multi-Sector Holdings)            289,055,562   $    922,806
---------------------------------------------------------------
Yapi ve Kredi Bankasi A.S.
  (Banks)                          1,060,764,500      1,925,644
===============================================================
                                                      2,848,450
===============================================================

UNITED KINGDOM-2.50%

India Consumer & Finance-Equity
  Participation Ctfs., expiring
  07/02/02 (Goldman Sachs)
  (Diversified Financial
  Services)(d)                             6,174      4,083,706
===============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $191,832,344)                                 159,127,755
===============================================================

                                    PRINCIPAL
                                    AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED
  BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce,
  Bonds (Diversified Metals &
  Mining) 0.00%, 12/31/09 (Cost
  $0)(c)(h) BRL                   $      276,400              0
===============================================================

                                                      MARKET
                                      SHARES          VALUE
MONEY MARKET FUNDS-2.24%

STIC Liquid Assets Portfolio(i)        1,831,134   $  1,831,134
---------------------------------------------------------------
STIC Prime Portfolio(i)                1,831,134      1,831,134
===============================================================
    Total Money Market Funds
      (Cost $3,662,268)                               3,662,268
===============================================================
TOTAL INVESTMENTS-99.58% (Cost
  $195,494,612)                                     162,790,023
===============================================================
OTHER ASSETS LESS
  LIABILITIES-0.42%                                     687,861
===============================================================
NET ASSETS-100.00%                                 $163,477,884
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Real
Ctfs.  - Certificates
GDR    - Global Depositary Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $8,448,973, which represented 5.17% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d)  Non-income producing security.
(e) Each unit represents one preferred share of Unibanco and one preferred B share of Unibanco Holdings.
(f)  Each unit represents three B shares and one C share.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $195,494,612)*                                $162,790,023
------------------------------------------------------------
Foreign currencies, at value (cost $68,646)           67,727
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,065,909
------------------------------------------------------------
  Fund shares sold                                   121,864
------------------------------------------------------------
  Dividends                                          380,926
------------------------------------------------------------
Collateral for securities loaned                   8,678,975
------------------------------------------------------------
Other assets                                          23,020
============================================================
    Total assets                                 176,128,444
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,654,935
------------------------------------------------------------
  Fund shares reacquired                             960,951
------------------------------------------------------------
  Collateral upon return of securities loaned      8,678,975
------------------------------------------------------------
Accrued distribution fees                            207,797
------------------------------------------------------------
Accrued trustees' fees                                   504
------------------------------------------------------------
Accrued transfer agent fees                           90,290
------------------------------------------------------------
Accrued operating expenses                            57,108
============================================================
    Total liabilities                             12,650,560
============================================================
Net assets applicable to shares outstanding     $163,477,884
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $110,755,875
____________________________________________________________
============================================================
Class B                                         $ 51,039,817
____________________________________________________________
============================================================
Class C                                         $  1,682,192
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           17,518,086
____________________________________________________________
============================================================
Class B                                            8,160,236
____________________________________________________________
============================================================
Class C                                              269,301
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       6.32
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.32 divided by
      95.25%)                                   $       6.64
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       6.25
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       6.25
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $8,620,087 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Interest                                        $  4,152,609
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $287,550)                                        2,102,666
------------------------------------------------------------
Dividends from affiliated money market funds         128,358
------------------------------------------------------------
Security lending income                              153,617
============================================================
    Total investment income                        6,537,250
============================================================

EXPENSES:

Advisory fees                                      1,720,644
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                       136,119
------------------------------------------------------------
Distribution fees -- Class A                         484,321
------------------------------------------------------------
Distribution fees -- Class B                         604,081
------------------------------------------------------------
Distribution fees -- Class C                          15,769
------------------------------------------------------------
Transfer agent fees                                1,054,459
------------------------------------------------------------
Trustees' fees                                        12,749
------------------------------------------------------------
Other                                                274,782
============================================================
    Total expenses                                 4,352,924
============================================================
Less: Fees waived                                   (880,540)
------------------------------------------------------------
    Expenses paid indirectly                         (14,508)
============================================================
    Net expenses                                   3,457,876
============================================================
Net investment income                              3,079,374
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (63,585,286)
------------------------------------------------------------
  Foreign currencies                                (686,599)
============================================================
                                                 (64,271,885)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            3,050,381
------------------------------------------------------------
  Foreign currencies                                  16,723
============================================================
                                                   3,067,104
============================================================
Net gain (loss) from investment securities and
  foreign currencies:                            (61,204,781)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(58,125,407)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $   3,079,374    $    (332,934)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (64,271,885)      (5,936,831)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  3,067,104      (18,736,806)
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (58,125,407)     (25,006,571)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (702,997)        (611,162)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                         --           (1,538)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        12,675,071       (8,288,646)
--------------------------------------------------------------------------------------------
  Class B                                                        (8,454,997)      42,716,558
--------------------------------------------------------------------------------------------
  Class C                                                           553,866        1,635,318
--------------------------------------------------------------------------------------------
  Advisor Class*                                                         --         (659,631)
============================================================================================
    Net increase (decrease) in net assets                       (54,054,464)       9,784,328
============================================================================================

NET ASSETS:

  Beginning of year                                             217,532,348      207,748,020
============================================================================================
  End of year                                                 $ 163,477,884    $ 217,532,348
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 459,722,262    $ 424,284,883
--------------------------------------------------------------------------------------------
  Undistributed net investment income                             1,748,611           88,436
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (265,238,741)    (185,222,717)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (32,754,248)     (21,618,254)
============================================================================================
                                                              $ 163,477,884    $ 217,532,348
____________________________________________________________________________________________
============================================================================================

* Advisor Class shares were converted to Class A shares effective as of close of business February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital and its secondary objective is income, to the extent consistent with seeking growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was decreased by $716,202, undistributed net realized gains decreased by $15,744,139 and paid in capital increased by $16,460,341 as result of differing book/tax treatment of foreign currency transactions merger activity, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $259,298,559 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
   $    963,721   October 31, 2002
   -------------------------------
      4,421,874   October 31, 2003
   -------------------------------
     92,557,012   October 31, 2005
   -------------------------------
     77,805,108   October 31, 2006
   -------------------------------
      9,273,499   October 31, 2007
   -------------------------------
     15,085,807   October 31, 2008
   -------------------------------
     59,191,538   October 31, 2009
   ===============================
   $259,298,559
   _______________________________
   ===============================

   Utilization of such capital losses may be limited to the extent required under IRS rules.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.75%, 2.40% and 2.40%, respectively. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $880,540.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $680,974 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $484,321, $604,081 and $15,769 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $12,631 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $10,587 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,062 and reductions in custodian fees of $11,446 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $14,508.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $8,620,087 were on loan to brokers. The loans were secured by cash collateral of $8,678,975 received by the Fund and invested in affiliated money market funds as follows:
$4,339,488 in STIC Liquid Assets Portfolio and $4,339,487 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $153,617 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $268,174,330 and $247,605,495, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 10,052,716
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (48,697,488)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $(38,644,772)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $201,434,795.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                        2001                           2000
                                                             ---------------------------    ---------------------------
                                                               SHARES          AMOUNT         SHARES         AMOUNT
                                                             -----------    ------------    ----------    -------------
Sold:
  Class A                                                      8,529,822    $ 66,809,739     4,368,248    $  46,361,270
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,134,573       9,569,113       828,920        9,063,557
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        516,122       3,438,363       149,805        1,690,938
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         3,615         (118,692)
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         58,770         501,891        40,351          452,453
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         2,445           25,799
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --           137            1,534
=======================================================================================================================
Issued in connection with acquisitions:
  Class A                                                      4,170,350      29,375,552**   4,474,504       47,588,765***
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,805,581      19,479,675**   7,049,831       74,412,545***
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         72,210         500,597**      32,330          341,089***
=======================================================================================================================
Conversion of Advisor Class A shares****
  Class A                                                             --              --         8,558          109,035
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --              --        (8,558)        (109,035)
=======================================================================================================================
Reacquired:
  Class A                                                    (10,564,832)    (84,012,111)   (9,512,192)    (102,800,169)*****
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,848,920)    (37,503,785)   (3,891,896)     (40,785,343)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (503,177)     (3,385,094)      (40,068)        (396,709)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --       (37,214)        (433,438)
=======================================================================================================================
                                                               1,370,499    $  4,773,940     3,468,816    $  35,403,599
_______________________________________________________________________________________________________________________
=======================================================================================================================

    * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
   ** As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Latin American Growth Fund pursuant to a plan of reorganization approved by AIM Latin American Growth Fund's shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,048,141 shares of the Fund for 4,138,175 shares of AIM Latin American Growth Fund shares outstanding as of the close of business on September 7, 2001. AIM Latin American Growth Fund's net assets at that date of $49,355,824 including $(14,203,098) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $139,205,478.
  *** As of the close of business on June 16, 2000, the Fund acquired all the net assets of AIM Emerging Markets Debt Fund pursuant to a plan of reorganization approved by Emerging Markets Debt Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 11,556,665 shares of the Fund for 13,847,344 shares of Emerging Markets Debt Fund shares outstanding as of the close of business on June 16, 2000. Emerging Markets Debt Fund's net assets at that date of $122,342,399, including ($257,567) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $193,278,258
 **** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all shares were converted to Class A shares of the Fund.
***** This amount includes $114,574 of redemption fees associated with the merger of Eastern Europe Fund for the year ended October 31, 2000.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                                                                      TEN MONTHS
                                                                 YEAR ENDED OCTOBER 31,                  ENDED        YEAR ENDED
                                                       -------------------------------------------    OCTOBER 31,    DECEMBER 31,
                                                       2001(a)     2000(a)     1999(a)     1998(a)      1997(b)          1996
                                                       --------    --------    --------    -------    -----------    ------------
Net asset value, beginning of period                   $   8.89    $   9.86    $   7.53    $ 12.56     $  13.84        $  11.60
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.15        0.01        0.06       0.39(c)      0.25            0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (2.67)      (0.95)       2.36      (5.10)       (1.53)           2.19
=================================================================================================================================
    Total from investment operations                      (2.52)      (0.94)       2.42      (4.71)       (1.28)           2.72
=================================================================================================================================
Redemptions fees retained                                    --        0.01        0.03       0.28           --              --
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                 (0.05)      (0.04)      (0.12)     (0.60)          --           (0.48)
=================================================================================================================================
Net asset value, end of period                         $   6.32    $   8.89    $   9.86    $  7.53     $  12.56        $  13.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                          (28.51)%     (9.52)%     33.11%    (37.09)%      (9.25)%         23.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $110,756    $136,160    $157,198    $87,517     $457,379        $504,012
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers                                         1.76%(e)    1.87%       1.91%      1.93%        1.75%(f)        1.82%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.26%(e)    1.95%       2.38%      2.34%        1.83%(f)        1.85%
=================================================================================================================================
Ratio of net investment income to average net assets       1.95%(e)    0.05%       0.68%      3.84%        2.03%(f)        4.07%
=================================================================================================================================
Ratio of interest expense to average net assets            0.00%(e)    0.01%       0.01%      0.20%          --              --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     144%        192%        125%       111%         184%            138%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Prior to November 1, 1997, the Fund was known as G.T. Developing Markets Fund, Inc. All Capital shares issued and outstanding on October 31 1997 were reclassified as Class A shares.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(d) Does not include sales charges and is not annualized for period less than one year.
(e)  Ratios are based on average daily net assets of $114,491,339.
(f)  Annualized.

                                                                                      CLASS B
                                                              -------------------------------------------------------
                                                                                                  NOVEMBER 3, 1997
                                                                 YEAR ENDED OCTOBER 31,        (DATE SALES COMMENCED)
                                                              -----------------------------        TO OCTOBER 31,
                                                              2001(a)    2000(a)    1999(a)           1998(a)
                                                              -------    -------    -------    ----------------------
Net asset value, beginning of period                          $  8.79    $  9.79    $  7.49           $ 12.56
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.11      (0.06)      0.01              0.31(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.65)     (0.94)      2.37             (5.07)
=====================================================================================================================
    Total from investment operations                            (2.54)     (1.00)      2.38             (4.76)
=====================================================================================================================
Redemptions fees retained                                          --         --         --              0.28
=====================================================================================================================
Less dividends from net investment income                          --         --      (0.08)            (0.59)
=====================================================================================================================
Net asset value, end of period                                $  6.25    $  8.79    $  9.79           $  7.49
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                                                (28.90)%   (10.21)%    32.14%           (39.76)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $51,040    $79,754    $49,723           $   154
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                               2.35%(d)   2.47%      2.51%             2.68%(e)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.85%(d)   2.55%      2.98%             3.09%(e)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      1.36%(d)  (0.56)%     0.08%             3.09%(e)
=====================================================================================================================
Ratio of interest expense to average net assets                  0.00%(d)   0.01%      0.01%             0.20%(e)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           144%       192%       125%              111%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(d)  Ratios are based on average daily net assets of $60,408,045.
(e)  Annualized.

                                                                                CLASS C
                                                              --------------------------------------------
                                                                  YEAR ENDED            MARCH 1, 1999
                                                                 OCTOBER 31,        (DATE SALES COMMENCED)
                                                              ------------------        TO OCTOBER 31,
                                                              2001(a)    2000(a)           1999(a)
                                                              -------    -------    ----------------------
Net asset value, beginning of period                          $  8.79    $  9.79            $ 7.47
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.10      (0.06)               --
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.64)     (0.94)             2.32
==========================================================================================================
    Total from investment operations                            (2.54)     (1.00)             2.32
==========================================================================================================
Net asset value, end of period                                $  6.25    $  8.79            $ 9.79
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (28.90)%   (10.21)%           31.06%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 1,682    $ 1,618            $  412
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                               2.35%(c)   2.47%             2.51%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.85%(c)   2.55%             2.98%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets      1.36%(c)  (0.56)%            0.08%(d)
==========================================================================================================
Ratio of interest expense to average net assets                  0.00%(c)   0.01%             0.01%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                           144%       192%              125%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c)  Ratios are based on average daily net assets of $1,555,907.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Global Energy Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Energy Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-48.36%

AGRICULTURAL PRODUCTS-0.47%

Bunge Ltd.                                         6,700   $   118,054
======================================================================

CONSTRUCTION & ENGINEERING-1.34%

Quanta Services, Inc.(a)                          15,700       238,640
----------------------------------------------------------------------
Shaw Group Inc. (The)(a)                           3,600        99,000
======================================================================
                                                               337,640
======================================================================

DIVERSIFIED METALS & MINING-2.32%

Alliance Resource Partners, L.P.                  12,200       304,756
----------------------------------------------------------------------
Peabody Energy Corp.                               9,300       279,000
======================================================================
                                                               583,756
======================================================================

ELECTRIC UTILITIES-9.40%

Allegheny Energy, Inc.                            13,700       500,735
----------------------------------------------------------------------
Calpine Corp.(a)                                  27,400       678,150
----------------------------------------------------------------------
FirstEnergy Corp.                                  5,000       172,300
----------------------------------------------------------------------
NRG Energy, Inc.(a)                               40,600       717,402
----------------------------------------------------------------------
PPL Corp.                                          2,800        95,620
----------------------------------------------------------------------
Reliant Energy, Inc.                               7,200       201,240
======================================================================
                                                             2,365,447
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.67%

FuelCell Energy, Inc.(a)                          10,800       168,804
======================================================================

HEAVY ELECTRICAL EQUIPMENT-0.58%

Capstone Turbine Corp.(a)                          9,400        47,658
----------------------------------------------------------------------
Global Power Equipment Group Inc.(a)               6,600        98,934
======================================================================
                                                               146,592
======================================================================

INTEGRATED OIL & GAS-2.51%

Conoco Inc.                                       19,200       493,440
----------------------------------------------------------------------
Equitable Resources, Inc.                          4,200       138,222
======================================================================
                                                               631,662
======================================================================

MARINE-1.33%

General Maritime Corporation(a)                   35,800       334,730
======================================================================

MULTI-UTILITIES-3.98%

Dynegy Inc.-Class A                                6,300       226,170
----------------------------------------------------------------------
Enron Corp.                                       15,200       211,280
----------------------------------------------------------------------
NewPower Holdings, Inc.(a)                        46,200        42,504
----------------------------------------------------------------------
UtiliCorp United Inc.                             17,600       521,488
======================================================================
                                                             1,001,442
======================================================================

OIL & GAS DRILLING-8.78%

ENSCO International Inc.                          14,800       293,040
----------------------------------------------------------------------
Nabors Industries, Inc.(a)                        20,500       630,170
----------------------------------------------------------------------
Pride International, Inc.(a)                      30,000       385,800
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
OIL & GAS DRILLING-(CONTINUED)

Transocean Sedco Forex Inc.                       29,900   $   901,485
======================================================================
                                                             2,210,495
======================================================================

OIL & GAS EQUIPMENT & SERVICES-10.06%

BJ Services Co.(a)                                36,200       926,358
----------------------------------------------------------------------
Hydril Company(a)                                 23,500       474,700
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      62,700       545,490
----------------------------------------------------------------------
Oceaneering International, Inc.(a)                11,200       218,400
----------------------------------------------------------------------
Weatherford International, Inc.(a)                10,700       366,261
======================================================================
                                                             2,531,209
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-6.92%

BP Prudhoe Bay Royalty Trust                      70,000       961,800
----------------------------------------------------------------------
XTO Energy, Inc.                                  43,400       781,200
======================================================================
                                                             1,743,000
======================================================================
    Total Domestic Common Stocks (Cost
      $16,010,034)                                          12,172,831
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-42.47%

CANADA-35.71%

Aber Diamond Corp. (Precious Metals &
  Minerals)(a)                                    20,400       214,054
----------------------------------------------------------------------
Cameco Corp. (Diversified Metals & Mining)        24,600       555,734
----------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                       21,000       561,119
----------------------------------------------------------------------
Canadian Oil Sands Trust (Mutual Funds)(a)        25,300       629,036
----------------------------------------------------------------------
Chemtrade Logistics Income Fund (Mutual
  Funds)                                          87,900       597,545
----------------------------------------------------------------------
Compton Petroleum Corp. (Oil & Gas
  Exploration & Production)(a)                    80,700       236,203
----------------------------------------------------------------------
CP Railway Ltd. (Railroads)(a)                    11,400       191,949
----------------------------------------------------------------------
Fording Inc. (Diversified Metals & Mining)(a)     26,584       411,636
----------------------------------------------------------------------
Freehold Royalty Trust (Diversified Financial
  Services)                                       85,600       493,007
----------------------------------------------------------------------
Gabriel Resources Ltd. (Diversified Metals &
  Mining)(a)                                     232,900       564,402
----------------------------------------------------------------------
Husky Energy Inc. (Integrated Oil & Gas)          37,900       429,408
----------------------------------------------------------------------
PanCanadian Energy Corp. (Oil & Gas
  Exploration & Production)(a)                    15,595       433,876
----------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)(a)            11,000       282,841
----------------------------------------------------------------------
Placer Dome Inc. (Gold)                           28,700       332,398
----------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas
  Drilling)(a)                                    25,700       655,644
----------------------------------------------------------------------
ShawCor Ltd.(Oil & Gas Equipment &
  Services)(a)                                    41,200       372,141
----------------------------------------------------------------------
Shell Canada Ltd. (Integrated Oil & Gas)(a)       13,900       371,845
----------------------------------------------------------------------
Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                     100,000       402,845
----------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                      8,500       298,813
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
CANADA-(CONTINUED)

Zargon Oil & Gas Ltd. (Oil & Gas Exploration
  & Production)(a)                               213,600   $   954,592
======================================================================
                                                             8,989,088
======================================================================

DENMARK-1.42%

Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                      11,400       358,471
======================================================================

FRANCE-2.12%

L'Air Liquide S.A. (Industrial Gases)              3,960       533,976
======================================================================

NETHERLANDS-1.93%

Royal Dutch Petroleum Co.-ADR (Integrated Oil
  & Gas)                                           9,600       484,896
======================================================================

IRELAND-1.29%

Jefferson Smurfit Group PLC-ADR (Paper
  Products)                                       16,500       323,400
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $11,891,918)                          10,689,831
======================================================================

                                                             MARKET
                                                SHARES        VALUE

MONEY MARKET FUNDS-9.97%

STIC Liquid Assets Portfolio(b)                1,255,146   $ 1,255,146
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,255,146     1,255,146
======================================================================
    Total Money Market Funds (Cost
      $2,510,292)                                            2,510,292
======================================================================
TOTAL INVESTMENTS-100.80% (Cost $30,412,244)                25,372,954
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.80%)                         (201,777)
======================================================================
NET ASSETS-100.00%                                         $25,171,177
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $30,412,244)*                                  $25,372,954
------------------------------------------------------------
Foreign currencies, at value (cost $4,218)             4,187
------------------------------------------------------------
Receivables for:
  Fund shares sold                                     5,467
------------------------------------------------------------
  Dividends                                           35,721
------------------------------------------------------------
Collateral for securities loaned                     255,081
------------------------------------------------------------
Other assets                                          34,816
============================================================
    Total assets                                  25,708,226
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             182,274
------------------------------------------------------------
  Collateral upon return of securities loaned        255,081
------------------------------------------------------------
Accrued distribution fees                             22,960
------------------------------------------------------------
Accrued trustees' fees                                 1,032
------------------------------------------------------------
Accrued transfer agent fees                           13,183
------------------------------------------------------------
Accrued operating expenses                            62,519
============================================================
    Total liabilities                                537,049
============================================================
Net assets applicable to shares outstanding      $25,171,177
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $12,224,073
____________________________________________________________
============================================================
Class B                                          $12,010,100
____________________________________________________________
============================================================
Class C                                          $   937,004
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,155,312
____________________________________________________________
============================================================
Class B                                            1,174,068
____________________________________________________________
============================================================
Class C                                               91,497
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $     10.58
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.58 divided
      by 95.25%)                                 $     11.11
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     10.23
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     10.24
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $247,003 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $34,357)                                       $   600,695
------------------------------------------------------------
Dividends from affiliated money market funds          62,099
------------------------------------------------------------
Interest                                                 800
------------------------------------------------------------
Security lending income                               13,926
============================================================
    Total investment income                          677,520
============================================================

EXPENSES:

Advisory fees                                        269,728
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        17,024
------------------------------------------------------------
Distribution fees -- Class A                          64,775
------------------------------------------------------------
Distribution fees -- Class B                         138,655
------------------------------------------------------------
Distribution fees -- Class C                           8,438
------------------------------------------------------------
Transfer agent fees                                  142,121
------------------------------------------------------------
Trustees' fees                                        10,929
------------------------------------------------------------
Other                                                156,900
============================================================
    Total expenses                                   858,570
============================================================
Less: Fees waived                                   (231,238)
------------------------------------------------------------
    Expenses paid indirectly                            (454)
============================================================
    Net expenses                                     626,878
============================================================
Net investment income                                 50,642
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            1,687,373
------------------------------------------------------------
  Foreign currencies                                  (7,804)
============================================================
                                                   1,679,569
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (6,590,280)
------------------------------------------------------------
  Foreign currencies                                      63
============================================================
                                                  (6,590,217)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (4,910,648)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(4,860,006)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $     50,642    $    (28,282)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           1,679,569        (439,831)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (6,590,217)        603,048
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (4,860,006)        134,935
==========================================================================================
Share transactions-net:
  Class A                                                        1,813,664      (3,338,400)
------------------------------------------------------------------------------------------
  Class B                                                          691,805      (6,401,000)
------------------------------------------------------------------------------------------
  Class C                                                          725,619         428,516
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --         (22,444)
==========================================================================================
    Net increase (decrease) in net assets                       (1,628,918)     (9,198,393)
==========================================================================================

NET ASSETS:

  Beginning of year                                             26,800,095      35,998,488
==========================================================================================
  End of year                                                 $ 25,171,177    $ 26,800,095
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 52,082,179    $ 48,851,091
------------------------------------------------------------------------------------------
  Undistributed net investment income                               42,839              --
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (21,913,693)    (23,601,065)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (5,040,148)      1,550,069
==========================================================================================
                                                              $ 25,171,177    $ 26,800,095
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Energy Fund, formerly AIM Global Resources Fund, (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. At a meeting held on June 12, 2001, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund, which had invested substantially all of its investable assets in Global Resources Portfolio (the "Portfolio"), a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by Shareholders of the Fund at a meeting held on August 17, 2001 and was completed on September 10, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").



   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.



   On October 31, 2001, undistributed net investment income was decreased by $7,803 and undistributed net realized gains increased by $7,803 as a result of differing book/tax treatment of foreign currency reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.



   The Fund's capital loss carryforward of $21,843,018 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $20,054,017   October 31, 2006
   ------------------------------
     1,450,461   October 31, 2007
   ------------------------------
       338,540   October 31, 2008
   ==============================
   $21,843,018
    _____________________________
   ==============================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $231,238.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $89,858 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $64,775, $138,655 and $8,438, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $9,649 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $9,193 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of

$454 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $454.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $247,003 were on loan to brokers. The loans were secured by cash collateral of $255,081 received by the Portfolio and invested in affiliated money market funds as follows:
$127,541 in STIC Liquid Assets Portfolio and $127,540 in STIC Prime Portfolio. For the year ended October 31, 2001, the Portfolio received fees of $13,926 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $51,241,942 and $49,118,403, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $   904,567
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (6,043,381)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                    $(5,138,814)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $30,511,768.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                        2001                     2000
                                               ----------------------   ----------------------
                                                SHARES      AMOUNT       SHARES      AMOUNT
                                               --------   -----------   --------   -----------
Sold:
  Class A                                       737,964   $ 9,417,339    434,021   $ 5,508,796
----------------------------------------------------------------------------------------------
  Class B                                       548,545     6,880,493    255,733     3,154,314
----------------------------------------------------------------------------------------------
  Class C                                       111,491     1,402,897     77,757       964,884
----------------------------------------------------------------------------------------------
  Advisor Class *                                    --            --      1,495       269,584
==============================================================================================
Conversion of Advisor Class shares to Class A
  shares:**
  Class A                                            --            --     16,352       194,590
----------------------------------------------------------------------------------------------
  Advisor Class *                                    --            --    (16,069)     (194,590)
==============================================================================================
Reacquired:
  Class A                                      (616,551)   (7,603,675)  (708,505)   (9,041,786)
----------------------------------------------------------------------------------------------
  Class B                                      (528,940)   (6,188,688)  (792,579)   (9,555,314)
----------------------------------------------------------------------------------------------
  Class C                                       (58,126)     (677,278)   (43,052)     (536,368)
----------------------------------------------------------------------------------------------
  Advisor Class*                                     --            --     (7,719)      (97,438)
==============================================================================================
                                                194,383   $ 3,231,088   (782,566)  $(9,333,328)
______________________________________________________________________________________________
==============================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                                ----------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                2001(a)    2000(a)    1999(a)    1998(a)     1997(a)
                                                                -------    -------    -------    --------    -------
Net asset value, beginning of period                            $ 12.22    $ 12.12    $ 10.95    $  20.65    $ 17.43
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.05       0.02       0.02       (0.11)     (0.25)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.69)      0.08       1.15       (8.91)      4.08
====================================================================================================================
    Total from investment operations                              (1.64)      0.10       1.17       (9.02)      3.83
====================================================================================================================
Less distributions:
  Dividends from net investment income                               --         --         --       (0.19)        --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --         --       (0.49)     (0.61)
====================================================================================================================
    Total distributions                                              --         --         --       (0.68)     (0.61)
====================================================================================================================
Net asset value, end of period                                  $ 10.58    $ 12.22    $ 12.12    $  10.95    $ 20.65
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  (13.42)%     0.74%     10.68%     (45.02)%    22.64%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,224    $12,638    $15,664    $ 19,463    $69,975
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.00%(c)    2.00%     2.00%       1.98%      2.03%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.84%(c)    2.80%     2.30%       2.29%      2.13%
====================================================================================================================
Ratio of net investment income (loss) to average net assets        0.45%(c)    0.18%     0.19%      (0.75)%    (1.41)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                             189%       105%       123%        201%       321%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $12,955,102.

                                                                                      CLASS B
                                                                ---------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                2001(a)    2000(a)    1999(a)    1998(a)    1997(a)
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period                            $ 11.88    $ 11.84    $ 10.75    $ 20.37    $ 17.29
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)     (0.04)     (0.04)     (0.18)     (0.33)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.64)      0.08       1.13      (8.76)      4.02
===================================================================================================================
    Total from investment operations                              (1.65)      0.04       1.09      (8.94)      3.69
===================================================================================================================
Less distributions:
  Dividends from net investment income                               --         --         --      (0.19)        --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         --         --      (0.49)     (0.61)
===================================================================================================================
    Total distributions                                              --         --         --      (0.68)     (0.61)
===================================================================================================================
Net asset value, end of period                                  $ 10.23    $ 11.88    $ 11.84    $ 10.75    $ 20.37
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (13.89)%     0.34%     10.14%    (45.25)%    21.99%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,010    $13,710    $20,019    $28,996    $86,812
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.50%(c)    2.50%     2.50%      2.48%      2.53%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              3.34%(c)    3.30%     2.80%      2.79%      2.63%
===================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.05)%(c)   (0.32)%   (0.31)%   (1.25)%    (1.91)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             189%       105%       123%       201%       321%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $13,865,464.

                                                                                     CLASS C
                                                                -------------------------------------------------
                                                                                               MARCH 1, 1999
                                                                                                (DATE SALES
                                                                YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                                -----------------------         OCTOBER 31,
                                                                2001(a)         2000(a)           1999(a)
                                                                --------        -------    ----------------------
Net asset value, beginning of period                            $ 11.88         $11.84             $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)         (0.04)             (0.03)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.63)          0.08               1.87
=================================================================================================================
    Total from investment operations                              (1.64)          0.04               1.84
=================================================================================================================
Net asset value, end of period                                  $ 10.24         $11.88             $11.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  (13.80)%         0.34%             18.40%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   937         $  453             $   41
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.50%(c)       2.50%              2.50%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              3.34%(c)       3.30%              2.80%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.05)%(c)     (0.32)%            (0.31)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             189%           105%               123%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $843,811.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Global Financial Services Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Financial Services Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                              MARKET
                                                SHARES        VALUE

DOMESTIC COMMON STOCKS-72.20%

APPLICATION SOFTWARE-1.10%

Henry (Jack) & Associates, Inc.                  122,200   $  3,013,452
=======================================================================

BANKS-17.93%

Bank of America Corp.                             68,000      4,011,320
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 200,000      6,802,000
-----------------------------------------------------------------------
Comerica Inc.                                     95,000      4,378,550
-----------------------------------------------------------------------
FleetBoston Financial Corp.                      203,800      6,696,868
-----------------------------------------------------------------------
Investors Financial Services Corp.                73,000      3,861,700
-----------------------------------------------------------------------
Mellon Financial Corp.                           162,600      5,463,360
-----------------------------------------------------------------------
PNC Financial Services Group                     130,000      7,137,000
-----------------------------------------------------------------------
Wells Fargo & Co.                                170,500      6,734,750
-----------------------------------------------------------------------
Zions Bancorp                                     84,500      4,049,240
=======================================================================
                                                             49,134,788
=======================================================================

CONSUMER FINANCE-3.59%

Capital One Financial Corp.                      121,000      4,998,510
-----------------------------------------------------------------------
MBNA Corp.                                       175,000      4,831,750
=======================================================================
                                                              9,830,260
=======================================================================

DATA PROCESSING SERVICES-2.15%

Concord EFS, Inc.(a)                             215,000      5,884,550
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-28.84%

Affiliated Managers Group, Inc.(a)                54,700      3,374,990
-----------------------------------------------------------------------
Alliance Capital Management Holding L.P.          49,000      2,334,850
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                      104,000      4,992,000
-----------------------------------------------------------------------
American Express Co.                              87,500      2,575,125
-----------------------------------------------------------------------
Citigroup Inc.                                   274,501     12,495,285
-----------------------------------------------------------------------
Fannie Mae                                        53,500      4,331,360
-----------------------------------------------------------------------
Federated Investors, Inc.-Class B                 55,000      1,435,500
-----------------------------------------------------------------------
Freddie Mac                                       70,000      4,747,400
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   93,100      7,276,696
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                          141,600      5,006,976
-----------------------------------------------------------------------
Legg Mason, Inc.                                 125,000      5,263,750
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     94,200      5,883,732
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        153,300      6,700,743
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  76,700      3,752,164
-----------------------------------------------------------------------
SEI Investments Co.                               63,000      1,937,250
-----------------------------------------------------------------------
State Street Corp.                                77,000      3,506,580
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A           133,000      3,390,170
=======================================================================
                                                             79,004,571
=======================================================================

INDUSTRIAL CONGLOMERATES-2.10%

General Electric Co.                             158,000      5,752,780
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

INSURANCE BROKERS-2.35%

Marsh & McLennan Cos., Inc.                       66,600   $  6,443,550
=======================================================================

IT CONSULTING & SERVICES-1.29%

SunGard Data Systems Inc.(a)                     140,000      3,528,000
=======================================================================

LIFE & HEALTH INSURANCE-3.52%

AFLAC, Inc.                                      181,000      4,427,260
-----------------------------------------------------------------------
Nationwide Financial Services, Inc. -Class A     113,000      3,844,260
-----------------------------------------------------------------------
Principal Financial Group, Inc. (The)(a)          60,700      1,365,750
=======================================================================
                                                              9,637,270
=======================================================================

MANAGED HEALTH CARE-0.47%

Anthem, Inc.(a)                                   31,100      1,302,468
=======================================================================

MULTI-LINE INSURANCE-5.54%

American International Group, Inc.               118,450      9,310,170
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    108,600      5,864,400
=======================================================================
                                                             15,174,570
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.32%

PMI Group, Inc. (The)                             84,500      4,685,525
-----------------------------------------------------------------------
Radian Group Inc.                                130,000      4,403,100
=======================================================================
                                                              9,088,625
=======================================================================
    Total Domestic Common Stocks (Cost
      $201,255,422)                                         197,794,884
=======================================================================

FOREIGN STOCKS-22.05%

AUSTRALIA-1.52%

AMP Ltd. (Multi-Line Insurance)                  277,300      2,517,898
-----------------------------------------------------------------------
St. George Bank Ltd. (Banks)                     202,000      1,659,391
=======================================================================
                                                              4,177,289
=======================================================================

BERMUDA-5.29%

ACE Ltd. (Property & Casualty Insurance)          96,000      3,384,000
-----------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)              86,700      5,795,895
-----------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                 108,000      5,307,120
=======================================================================
                                                             14,487,015
=======================================================================

CANADA-3.78%

AGF Management Ltd.-Class B (Diversified
  Financial Services)                            101,000      1,157,047
-----------------------------------------------------------------------
Bank of Nova Scotia (Banks)                       25,000        690,030
-----------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      78,800      1,946,812
-----------------------------------------------------------------------
Royal Bank of Canada (Banks)                      46,500      1,369,799
-----------------------------------------------------------------------
Sun Life Financial Services of Canada (Life &
  Health Insurance)                              250,400      5,199,658
=======================================================================
                                                             10,363,346
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

DENMARK-1.19%

Danske Bank A.S. (Banks)                         220,400   $  3,265,300
=======================================================================

FRANCE-2.12%

Assurances Generales de France (Multi-Line
  Insurance)                                      25,500      1,177,531
-----------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          55,600      4,624,467
=======================================================================
                                                              5,801,998
=======================================================================

GERMANY-1.87%

Allianz A.G. (Multi-Line Insurance)                4,260      1,000,457
-----------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                              15,600      4,127,044
=======================================================================
                                                              5,127,501
=======================================================================

HONG KONG-1.09%

Dah Sing Financial Group (Banks)                 686,000      2,972,724
=======================================================================

IRELAND-1.42%

Anglo Irish Bank Corp. PLC (Banks)               677,800      2,056,110
-----------------------------------------------------------------------
Bank of Ireland (Banks)                          205,100      1,833,284
=======================================================================
                                                              3,889,394
=======================================================================

JAPAN-0.18%

Nomura Securities Co., Ltd. (Diversified
  Financial Services)                             37,000        486,524
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

NETHERLANDS-0.66%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                             75,000   $  1,805,926
=======================================================================

SPAIN-1.12%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)     59,000        660,143
-----------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                72,100      2,420,800
=======================================================================
                                                              3,080,943
=======================================================================

UNITED KINGDOM-1.81%

Man Group PLC (Diversified Financial
  Services)                                       61,000        983,541
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         166,100      3,976,108
=======================================================================
                                                              4,959,649
=======================================================================
    Total Foreign Stocks (Cost $62,808,575)                  60,417,609
=======================================================================

MONEY MARKET FUNDS-7.01%

STIC Liquid Assets Portfolio(b)                9,593,671      9,593,671
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        9,593,671      9,593,671
=======================================================================
    Total Money Market Funds (Cost
      $19,187,342)                                           19,187,342
=======================================================================
TOTAL INVESTMENTS-101.26% (Cost $283,251,339)               277,399,835
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.26%)                        (3,441,544)
=======================================================================
NET ASSETS-100.00%                                         $273,958,291
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $283,251,339)*                                $277,399,835
------------------------------------------------------------
Foreign currencies, at value (cost $198,263)         195,154
------------------------------------------------------------
Receivables for:
  Investments sold                                   258,554
------------------------------------------------------------
  Fund shares sold                                   747,472
------------------------------------------------------------
  Dividends                                          238,914
------------------------------------------------------------
Collateral for securities loaned                   7,922,486
------------------------------------------------------------
Other assets                                          17,093
============================================================
    Total assets                                 286,779,508
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,543,680
------------------------------------------------------------
  Fund shares reacquired                           1,939,997
------------------------------------------------------------
  Collateral upon return of securities loaned      7,922,486
------------------------------------------------------------
Accrued distribution fees                            288,464
------------------------------------------------------------
Accrued transfer agent fees                           64,252
------------------------------------------------------------
Accrued operating expenses                            62,338
============================================================
    Total liabilities                             12,821,217
============================================================
Net assets applicable to shares outstanding     $273,958,291
============================================================

NET ASSETS:

Class A                                         $126,816,159
____________________________________________________________
============================================================
Class B                                         $114,852,092
____________________________________________________________
============================================================
Class C                                         $ 32,290,040
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            6,216,680
____________________________________________________________
============================================================
Class B                                            5,827,216
____________________________________________________________
============================================================
Class C                                            1,638,485
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      20.40
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.40 divided by
      95.25%)                                   $      21.42
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      19.71
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      19.71
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $7,965,325 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $98,144)                                      $  3,403,698
------------------------------------------------------------
Dividends from affiliated money market funds         995,490
------------------------------------------------------------
Interest                                              13,289
------------------------------------------------------------
Security lending income                               14,195
============================================================
    Total investment income                        4,426,672
============================================================

EXPENSES:

Advisory fees                                      2,721,720
------------------------------------------------------------
Administrative services fees                          75,830
------------------------------------------------------------
Custodian fees                                        70,266
------------------------------------------------------------
Distribution fees -- Class A                         642,785
------------------------------------------------------------
Distribution fees -- Class B                       1,183,478
------------------------------------------------------------
Distribution fees -- Class C                         322,459
------------------------------------------------------------
Transfer agent fees                                  687,818
------------------------------------------------------------
Trustees' fees                                        14,811
------------------------------------------------------------
Other                                                192,736
============================================================
    Total expenses                                 5,911,903
============================================================
Less: Fees waived                                     (1,017)
------------------------------------------------------------
    Expenses paid indirectly                          (4,820)
============================================================
    Net expenses                                   5,906,066
============================================================
Net investment income (loss)                      (1,479,394)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                             (868,635)
------------------------------------------------------------
  Foreign currencies                                (238,038)
------------------------------------------------------------
  Futures contracts                                   70,775
------------------------------------------------------------
  Option contracts written                           333,857
============================================================
                                                    (702,041)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (55,490,018)
------------------------------------------------------------
  Foreign currencies                                  11,109
============================================================
                                                 (55,478,909)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                               (56,180,950)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(57,660,344)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,479,394)   $   (737,694)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                     (702,041)      3,527,810
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies              (55,478,909)     31,438,082
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (57,660,344)     34,228,198
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (343,444)
------------------------------------------------------------------------------------------
  Class B                                                               --        (299,755)
------------------------------------------------------------------------------------------
  Class C                                                               --         (16,237)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --         (29,048)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (1,093,601)     (5,350,283)
------------------------------------------------------------------------------------------
  Class B                                                       (1,042,912)     (8,341,879)
------------------------------------------------------------------------------------------
  Class C                                                         (251,528)       (287,630)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (226,554)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       58,836,610      54,920,598
------------------------------------------------------------------------------------------
  Class B                                                       48,052,092      34,809,580
------------------------------------------------------------------------------------------
  Class C                                                       18,437,773      18,134,821
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (431,451)
==========================================================================================
    Net increase in net assets                                  65,278,090     126,766,916
==========================================================================================

NET ASSETS:

  Beginning of year                                            208,680,201      81,913,285
==========================================================================================
  End of year                                                 $273,958,291    $208,680,201
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $280,430,611    $156,893,899
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        87,996          17,702
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                              (708,678)      2,141,329
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (5,851,638)     49,627,271
==========================================================================================
                                                              $273,958,291    $208,680,201
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").



   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.



   On October 31, 2001, undistributed net investment income was increased by $1,549,688, undistributed net realized gains increased by $240,075 and paid in capital decreased by $1,789,763 as a result of book/tax differences due to partnership income and expenses, foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The fund has a capital loss carryforward of $259,675 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $1,017.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $75,830 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $382,598 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $642,785, $1,183,478 and $322,459, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $189,895 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $27,133 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,481 and reductions in custodian fees of $339 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,820.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $7,965,325 were on loan to brokers. The loans were secured by cash collateral of $7,922,486 received by the Fund and invested in affiliated money market funds as follows:
$3,961,243 in STIC Liquid Assets Portfolio and $3,961,243 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $14,195 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $254,031,241 and $135,321,393, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 16,422,352
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (22,632,832)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $ (6,210,480)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $283,610,315.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                       --      $      --
---------------------------------------------------------
Written                              2,103        479,782
---------------------------------------------------------
Closed                              (1,265)      (261,134)
---------------------------------------------------------
Exercised                             (238)       (50,454)
---------------------------------------------------------
Expired                               (600)      (168,194)
=========================================================
End of year                             --      $      --
_________________________________________________________
=========================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    -----------    ------------
Sold:
  Class A                                                      5,052,621    $119,437,397      3,708,161    $ 84,155,054
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,478,790      79,898,444      2,343,916      50,065,435
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,195,608      27,610,451        910,841      19,615,087
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         70,059       1,508,705
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         43,536       1,037,039        273,338       5,297,291
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         42,175         974,682        424,196       8,021,011
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         10,376         239,794         11,109         210,474
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         12,981         253,124
=======================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                             --              --        105,329       2,017,059
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       (104,619)     (2,017,059)
=======================================================================================================================
Reacquired:
  Class A                                                     (2,718,336)    (61,637,826)    (1,582,015)    (36,548,806)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,519,609)    (32,821,034)    (1,131,468)    (23,276,866)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (435,228)     (9,412,472)       (80,911)     (1,690,740)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         (8,213)       (176,221)
=======================================================================================================================
                                                               5,149,933    $125,326,475      4,952,704    $107,433,548
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------
                                                              2001(a)     2000(a)    1999(a)    1998(a)    1997(a)
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $  24.85    $ 23.23    $ 17.05    $ 17.22    $ 14.20
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)     (0.07)     (0.02)      0.07       0.04
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.13)      5.87       6.25       0.37       3.97
==================================================================================================================
    Total from investment operations                             (4.19)      5.80       6.23       0.44       4.01
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --      (0.25)     (0.02)     (0.01)        --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.26)     (3.93)     (0.03)     (0.60)     (0.99)
==================================================================================================================
    Total distributions                                          (0.26)     (4.18)     (0.05)     (0.61)     (0.99)
==================================================================================================================
Net asset value, end of period                                $  20.40    $ 24.85    $ 23.23    $ 17.05    $ 17.22
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                 (17.03)%    30.06%     36.62%      2.53%     29.91%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $126,816    $95,393    $30,987    $28,433    $29,639
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.85%(c)   2.00%      1.99%      1.97%      2.29%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.85%(c)   2.00%      2.12%      1.99%      2.36%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.26)%(c) (0.33)%    (0.08)%     0.37%      0.23%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             53%        41%       107%       111%        91%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $128,556,961.

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------
                                                              2001(a)     2000(a)    1999(a)    1998(a)    1997(a)
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $  24.14    $ 22.67    $ 16.71    $ 16.97    $ 14.06
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.17)     (0.18)     (0.12)     (0.02)     (0.04)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.00)      5.72       6.11       0.37       3.94
==================================================================================================================
    Total from investment operations                             (4.17)      5.54       5.99       0.35       3.90
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --      (0.14)        --      (0.01)        --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.26)     (3.93)     (0.03)     (0.60)     (0.99)
==================================================================================================================
    Total distributions                                          (0.26)     (4.07)     (0.03)     (0.61)     (0.99)
==================================================================================================================
Net asset value, end of period                                $  19.71    $ 24.14    $ 22.67    $ 16.71    $ 16.97
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                 (17.45)%    29.40%     35.91%      2.08%     29.13%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $114,852    $92,343    $49,619    $48,785    $47,585
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.35%(c)    2.50%     2.49%      2.47%      2.79%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.35%(c)    2.50%     2.62%      2.49%      2.86%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)  (0.83)%   (0.58)%    (0.13)%    (0.27)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             53%        41%       107%       111%        91%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $118,347,800.

                                                                                CLASS C
                                                              --------------------------------------------
                                                                  YEAR ENDED            MARCH 1, 1999
                                                                 OCTOBER 31,        (DATE SALES COMMENCED)
                                                              ------------------        TO OCTOBER 31,
                                                              2001(a)    2000(a)           1999(a)
                                                              -------    -------    ----------------------
Net asset value, beginning of period                          $ 24.14    $ 22.67            $19.58
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.17)     (0.18)            (0.08)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (4.00)      5.72              3.17
==========================================================================================================
    Total from investment operations                            (4.17)      5.54              3.09
==========================================================================================================
Less distributions:
  Dividends from net investment income                             --      (0.14)               --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.26)     (3.93)               --
==========================================================================================================
    Total distributions                                         (0.26)     (4.07)               --
==========================================================================================================
Net asset value, end of period                                $ 19.71    $ 24.14            $22.67
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                (17.45)%    29.40%            15.78%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,290    $20,944            $  605
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.35%(c)   2.50%             2.49%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)   2.50%             2.62%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets     (0.76)%(c) (0.83)%           (0.58)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                            53%        41%              107%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $32,245,961.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Global Health Care Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Health Care Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC COMMON STOCKS-65.37%

BIOTECHNOLOGY-13.36%

Affymetrix, Inc.(a)(b)                            425,000   $ 12,771,250
------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(a)                  400,000      6,884,000
------------------------------------------------------------------------
Amgen Inc.(a)                                     265,000     15,057,300
------------------------------------------------------------------------
Biogen, Inc.(a)                                     1,000         55,000
------------------------------------------------------------------------
Cell Genesys, Inc.(a)                              10,000        179,000
------------------------------------------------------------------------
Cell Therapeutics, Inc.(a)                          3,000         90,090
------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                         450,000     15,120,000
------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                     355,000      1,579,750
------------------------------------------------------------------------
Diacrin, Inc.(a)                                   20,000         34,000
------------------------------------------------------------------------
Exelixis, Inc.(a)                                   5,000         67,000
------------------------------------------------------------------------
Genzyme Corp.(a)                                  350,000     18,882,500
------------------------------------------------------------------------
Genzyme Molecular Oncology(a)                      20,000        190,600
------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)(b)                 150,000      6,394,500
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                       2,000        119,960
------------------------------------------------------------------------
ILEX Oncology, Inc.(a)                              2,000         52,220
------------------------------------------------------------------------
Incyte Genomics, Inc.(a)                          293,200      4,368,680
------------------------------------------------------------------------
Matrix Pharmaceutical, Inc.(a)                    650,000        468,000
------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(a)                     100,000        425,000
------------------------------------------------------------------------
Protein Design Labs, Inc.(a)(b)                   700,000     23,107,000
------------------------------------------------------------------------
SangStat Medical Corp.(a)                           5,000        113,200
------------------------------------------------------------------------
Titan Pharmaceuticals, Inc.(a)                    770,000      5,505,500
------------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                    3,000        114,180
------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)(b)                  40,000        980,000
------------------------------------------------------------------------
XOMA Ltd.(a)                                       17,100        127,737
========================================================================
                                                             112,686,467
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.87%

Packard BioScience Co.(a)                          15,000        119,100
------------------------------------------------------------------------
Varian Inc.(a)                                    283,000      7,171,220
------------------------------------------------------------------------
Waters Corp.(a)                                     2,000         70,980
========================================================================
                                                               7,361,300
========================================================================

EMPLOYMENT SERVICES-0.36%

Cross Country, Inc.(a)                            150,000      3,058,500
========================================================================

ENVIRONMENTAL SERVICES-0.03%

Stericycle, Inc.(a)                                 5,000        240,000
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.99%

AmerisourceBergen Corp.(b)                         70,000      4,449,200
------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                    100,000      2,300,000
------------------------------------------------------------------------
DaVita, Inc.(a)                                     5,000         91,000
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           25,000      1,023,500
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            30,000      2,586,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
HEALTH CARE DISTRIBUTORS & SERVICES-(CONTINUED)

Lincare Holdings Inc.(a)                          162,000   $  4,163,400
------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                       112,000      1,932,000
------------------------------------------------------------------------
Omnicell, Inc.(a)                                 293,100      2,330,145
------------------------------------------------------------------------
Owens & Minor, Inc.                                 5,000         88,050
------------------------------------------------------------------------
PSS World Medical, Inc.(a)                        150,000      1,354,500
------------------------------------------------------------------------
Syncor International Corp.(a)                     170,000      4,930,000
========================================================================
                                                              25,247,795
========================================================================

HEALTH CARE EQUIPMENT-1.78%

ATS Medical, Inc.(a)(c)                           250,000        952,500
------------------------------------------------------------------------
Becton, Dickinson & Co.                           180,000      6,444,000
------------------------------------------------------------------------
Caliper Technologies Corp.(a)                      20,000        241,400
------------------------------------------------------------------------
CONMED Corp.(a)                                     6,000        101,220
------------------------------------------------------------------------
Mentor Corp.                                      100,000      2,792,000
------------------------------------------------------------------------
ORATEC Interventions, Inc.(a)                       5,000         30,700
------------------------------------------------------------------------
Therasense, Inc.(a)                                76,200      1,965,960
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                     1,000         67,100
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                     153,900      2,308,500
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                            2,000         61,820
========================================================================
                                                              14,965,200
========================================================================

HEALTH CARE FACILITIES-34.10%

Community Health Systems, Inc.(a)               1,750,000     43,750,000
------------------------------------------------------------------------
HCA Inc.                                          490,000     19,433,400
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)   1,600,000     31,184,000
------------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              375,000      4,882,500
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                        5,000        155,900
------------------------------------------------------------------------
Medcath Corp.(a)                                   10,200        202,062
------------------------------------------------------------------------
Province Healthcare Co.(a)                      1,450,000     39,947,500
------------------------------------------------------------------------
RehabCare Group, Inc.(a)                          150,000      3,810,000
------------------------------------------------------------------------
Select Medical Corp.(a)                           250,000      4,372,500
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         930,000     53,493,600
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                        1,500,000     40,350,000
------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                         203,600      3,664,800
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)      1,050,000     42,409,500
========================================================================
                                                             287,655,762
========================================================================

HEALTH CARE SUPPLIES-0.04%

STAAR Surgical Co.(a)                             107,600        326,028
========================================================================

HOUSEHOLD APPLIANCES-0.01%

Helen of Troy Ltd.(a)                              10,000        100,500
========================================================================

MANAGED HEALTH CARE-0.39%

Anthem, Inc.(a)                                    55,200      2,311,776
------------------------------------------------------------------------
CIGNA Corp.                                           500         36,450
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
MANAGED HEALTH CARE-(CONTINUED)

Coventry Health Care, Inc.(a)                       4,000   $     85,760
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                  3,000         49,680
------------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                          1,000         61,390
------------------------------------------------------------------------
UnitedHealth Group Inc.                            10,000        657,500
------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                   1,000        111,590
========================================================================
                                                               3,314,146
========================================================================

PHARMACEUTICALS-11.43%

Abbott Laboratories                                40,000      2,119,200
------------------------------------------------------------------------
Argonaut Technologies Inc.(a)                      78,300        254,475
------------------------------------------------------------------------
Barr Laboratories, Inc.(a)                         15,000      1,092,000
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          190,000     10,155,500
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      100,000      7,438,000
------------------------------------------------------------------------
Guilford Pharmaceuticals Inc.(a)                  750,000      8,145,000
------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                          50,000      1,210,500
------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)(b)                  703,000     14,594,280
------------------------------------------------------------------------
Johnson & Johnson                                  68,600      3,972,626
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     200,000      7,798,000
------------------------------------------------------------------------
Merck & Co., Inc.                                  50,000      3,190,500
------------------------------------------------------------------------
OraPharma, Inc.(a)                                110,000        495,000
------------------------------------------------------------------------
Pfizer Inc.                                       540,000     22,626,000
------------------------------------------------------------------------
Pharmacia Corp.                                    15,000        607,800
------------------------------------------------------------------------
PRAECIS Pharmaceutical Inc.(a)                  2,500,000     10,825,000
------------------------------------------------------------------------
SICOR Inc.(a)                                     100,000      1,875,000
========================================================================
                                                              96,398,881
========================================================================

SEMICONDUCTOR EQUIPMENT-0.01%

Varian Semiconductor Equipment Associates,
  Inc.(a)                                           1,000         30,040
========================================================================
    Total Domestic Common Stocks (Cost
      $447,878,813)                                          551,384,619
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-16.60%

DENMARK-0.24%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        50,000      2,028,796
========================================================================

FRANCE-3.76%

Aventis S.A. (Pharmaceuticals)                     28,000      2,060,443
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          450,000     29,671,195
========================================================================
                                                              31,731,638
========================================================================

GERMANY-3.53%

Altana A.G. (Pharmaceuticals)                     600,000     28,084,680
------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                       50,000      1,732,789
========================================================================
                                                              29,817,469
========================================================================

ISRAEL-2.20%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               300,000     18,540,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

JAPAN-5.21%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               100,000   $  1,943,809
------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                80,000      1,168,899
------------------------------------------------------------------------
Daiichi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                50,000      1,174,045
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                 200,000      5,112,708
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 9/7/01-9/10/01;
  Cost $6,079,583)(d)                             300,000      7,203,528
------------------------------------------------------------------------
Hokuriku Seiyaku Co., Ltd. (Pharmaceuticals)       10,000        183,355
------------------------------------------------------------------------
Kissei Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               150,000      2,251,715
------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               100,000      2,695,198
------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.-Bonus Shares
  (Pharmaceuticals)(a)(e)                          50,000      1,347,599
------------------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd. (Pharmaceuticals)     100,000        586,410
------------------------------------------------------------------------
Mitsubishi Pharma Corp. (Pharmaceuticals)         100,000      1,187,520
------------------------------------------------------------------------
Ono Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                27,000        860,013
------------------------------------------------------------------------
Rohto Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                50,000        414,080
------------------------------------------------------------------------
Sankyo Co., Ltd. (Pharmaceuticals)                100,000      1,943,809
------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)              3,000         53,659
------------------------------------------------------------------------
Taisho Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               100,000      1,980,562
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               100,000      4,843,189
------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd. (Pharmaceuticals)         82,000        884,025
------------------------------------------------------------------------
Terumo Corp. (Pharmaceuticals)                    100,000      1,653,871
------------------------------------------------------------------------
Uni-Charm Corp. (The) (Household Products)         20,000        516,171
------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               200,000      5,929,435
========================================================================
                                                              43,933,600
========================================================================

NETHERLANDS-1.22%

Akzo Nobel N.V. (Diversified Chemicals)           250,000     10,250,458
========================================================================

SWITZERLAND-0.44%

Novartis A.G. (Pharmaceuticals)                   100,000      3,742,350
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $125,645,166)                          140,044,311
========================================================================



                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-5.08%

STIC Liquid Assets Portfolio(f)                21,404,499   $ 21,404,499
------------------------------------------------------------------------
STIC Prime Portfolio(f)                        21,404,499     21,404,499
========================================================================
    Total Money Market Funds (Cost
      $42,808,998)                                            42,808,998
========================================================================
TOTAL INVESTMENTS-87.05% (Cost $616,332,977)                 734,237,928
========================================================================
OTHER ASSETS LESS LIABILITIES-12.95%                         109,262,482
========================================================================
NET ASSETS-100.00%                                          $843,500,410
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  A portion of this security is subject to call options written. See Note 7.
(c) Affiliated issuer in which the Fund's holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 10/31/01 represented 0.11% of the Fund's net assets.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of this security at 10/31/01 represented 0.85% of the Fund's net assets.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $616,332,977)*                                $734,237,928
------------------------------------------------------------
Foreign currencies, at value (cost $4,952,132)     4,973,144
------------------------------------------------------------
Receivables for:
  Investments sold                               132,885,211
------------------------------------------------------------
  Fund shares sold                                 4,153,525
------------------------------------------------------------
  Options written                                    717,470
------------------------------------------------------------
  Dividends                                          523,888
------------------------------------------------------------
Collateral for securities loaned                  61,780,168
------------------------------------------------------------
Other assets                                          35,989
============================================================
    Total assets                                 939,307,323
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           28,040,001
------------------------------------------------------------
  Fund shares reacquired                           2,281,357
------------------------------------------------------------
  Options written (premiums received
    $3,140,113)                                    2,787,630
------------------------------------------------------------
  Collateral upon return of securities loaned     61,780,168
------------------------------------------------------------
Accrued distribution fees                            726,893
------------------------------------------------------------
Accrued trustees' fees                                 2,040
------------------------------------------------------------
Accrued transfer agent fees                          130,965
------------------------------------------------------------
Accrued operating expenses                            57,859
============================================================
    Total liabilities                             95,806,913
============================================================
Net assets applicable to shares outstanding     $843,500,410
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $588,071,999
____________________________________________________________
============================================================
Class B                                         $219,062,675
____________________________________________________________
============================================================
Class C                                         $ 36,365,736
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           19,647,736
____________________________________________________________
============================================================
Class B                                            7,816,404
____________________________________________________________
============================================================
Class C                                            1,297,164
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      29.93
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.93 divided by
      95.25%)                                   $      31.42
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      28.03
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      28.03
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $61,807,601 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $75,874)                                      $  1,841,062
------------------------------------------------------------
Dividends from affiliated money market funds       1,348,715
------------------------------------------------------------
Interest                                                 973
------------------------------------------------------------
Security lending income                              196,167
============================================================
    Total investment income                        3,386,917
============================================================

EXPENSES:

Advisory fees                                      7,124,437
------------------------------------------------------------
Administrative services fees                         134,681
------------------------------------------------------------
Custodian fees                                       136,210
------------------------------------------------------------
Distribution fees -- Class A                       2,638,487
------------------------------------------------------------
Distribution fees -- Class B                       1,854,032
------------------------------------------------------------
Distribution fees -- Class C                         236,823
------------------------------------------------------------
Transfer agent fees                                1,449,023
------------------------------------------------------------
Trustees' fees                                        27,665
------------------------------------------------------------
Other                                                335,485
============================================================
    Total expenses                                13,936,843
============================================================
Less: Fees waived                                     (1,495)
------------------------------------------------------------
    Expenses paid indirectly                         (69,178)
============================================================
    Net expenses                                  13,866,170
============================================================
Net investment income (loss)                     (10,479,253)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          135,076,568
------------------------------------------------------------
  Foreign currencies                                 (59,893)
------------------------------------------------------------
  Option contracts written                         2,015,408
============================================================
                                                 137,032,083
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (65,527,457)
------------------------------------------------------------
  Foreign currencies                                  65,164
------------------------------------------------------------
  Option contracts written                           352,483
============================================================
                                                 (65,109,810)
============================================================
Net gain from investment securities, foreign
  currencies and option contracts:                71,922,273
============================================================
Net increase in net assets resulting from
  operations                                    $ 61,443,020
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $(10,479,253)   $ (4,947,036)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                            137,032,083      78,246,407
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (65,109,810)     92,894,528
==========================================================================================
    Net increase in net assets resulting from operations        61,443,020     166,193,899
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (50,675,258)    (33,324,503)
------------------------------------------------------------------------------------------
  Class B                                                      (17,239,849)     (9,919,856)
------------------------------------------------------------------------------------------
  Class C                                                       (1,699,076)       (162,378)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --         (84,346)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      131,650,882       9,141,881
------------------------------------------------------------------------------------------
  Class B                                                       77,709,705      14,704,535
------------------------------------------------------------------------------------------
  Class C                                                       24,665,881       9,136,876
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (710,294)
==========================================================================================
    Net increase in net assets                                 225,855,305     154,975,814
==========================================================================================

NET ASSETS:

  Beginning of year                                            617,645,105     462,669,291
==========================================================================================
  End of year                                                 $843,500,410    $617,645,105
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $607,263,843    $364,662,375
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                          (715)             --
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts        117,918,914      69,554,552
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                            118,318,368     183,428,178
==========================================================================================
                                                              $843,500,410    $617,645,105
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development / event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development / event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        On October 31, 2001, undistributed net investment income was increased by $10,478,538, undistributed net realized gains decreased by $19,053,538 and paid in capital increased by $8,575,000 as a result of differing book / tax treatment of foreign currency reclassifications, the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $1,495.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $134,681 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $867,870 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $2,638,487, $1,854,032 and $236,823, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $303,612 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $25,075 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,909 and reductions in custodian fees of $57,269 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $69,178.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $61,807,601 were on loan to brokers. The loans were secured by cash collateral of $61,780,168 received by the Fund and invested in affiliated money market funds as follows:
$30,890,084 in STIC Liquid Assets Portfolio and $30,890,084 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $196,167 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $1,481,339,927 and $1,455,954,291, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $116,007,220
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,068,481)
=========================================================
Net unrealized appreciation of investment
  securities                                 $114,938,739
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $619,299,189.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------    -----------
Beginning of year                                                  --      $        --
--------------------------------------------------------------------------------------
Written                                                        23,460        7,317,570
--------------------------------------------------------------------------------------
Closed                                                         (3,850)      (1,416,250)
--------------------------------------------------------------------------------------
Exercised                                                        (400)        (147,945)
--------------------------------------------------------------------------------------
Expired                                                        (9,500)      (2,613,262)
======================================================================================
End of year                                                     9,710      $ 3,140,113
______________________________________________________________________________________
======================================================================================


  Open call option contracts written at October 31, 2001 were as follows:

                                                                                             OCTOBER 31,       UNREALIZED
                                            CONTRACT    STRIKE    NUMBER OF     PREMIUMS         2001         APPRECIATION
                  ISSUE                      MONTH      PRICE     CONTRACTS     RECEIVED     MARKET VALUE    (DEPRECIATION)
                  -----                     --------    ------    ---------    ----------    ------------    --------------
Affymetrix, Inc.                             Nov-01      $30        3,000      $  710,976     $  705,000       $   5,976
---------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                      Nov-01       65          700         421,386        124,250         297,136
---------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.                  Nov-01       40        1,500         465,484        645,000        (179,516)
---------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals Inc.                    Dec-01       17.5      2,000         813,973        700,000         113,973
---------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                    Nov-01       32.5      2,110         629,497        544,380          85,117
---------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.                  Nov-01       25          400          98,797         69,000          29,797
===========================================================================================================================
                                                                    9,710      $3,140,113     $2,787,630       $ 352,483
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      6,036,134    $182,779,234     2,265,037    $ 61,242,852
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,479,506     126,599,025     1,557,713      38,869,448
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,095,249      31,149,126       775,066      19,232,447
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        12,143         310,037
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,674,855      47,029,924     1,402,570      30,940,689
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        607,446      16,042,076       437,951       9,188,203
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         62,106       1,640,220         6,991         146,741
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --         3,706          84,344
======================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                             --              --        44,266       1,041,571
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --       (42,881)     (1,041,571)
======================================================================================================================
Reacquired:
  Class A                                                     (3,349,804)    (98,158,276)   (3,330,391)    (84,083,231)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,348,659)    (64,931,396)   (1,400,658)    (33,353,116)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (292,645)     (8,123,465)     (405,278)    (10,242,312)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --        (2,513)        (63,104)
======================================================================================================================
                                                               7,964,188    $234,026,468     1,323,722    $ 32,272,998
______________________________________________________________________________________________________________________
======================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000.
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                              2001(a)        2000(a)     1999(a)     1998(a)     1997(a)
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $  30.12       $  24.00    $  20.15    $  27.98    $  23.60
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.39)         (0.22)      (0.19)      (0.21)      (0.25)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.44           8.62        4.04       (0.91)       6.48
=========================================================================================================================
    Total from investment operations                              3.05           8.40        3.85       (1.12)       6.23
=========================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.24)         (2.28)         --       (6.70)      (1.85)
-------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                     --             --          --       (0.01)         --
=========================================================================================================================
    Total distributions                                          (3.24)         (2.28)         --       (6.71)      (1.85)
=========================================================================================================================
Net asset value, end of period                                $  29.93       $  30.12    $  24.00    $  20.15    $  27.98
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  10.85%         38.49%      19.11%      (4.71)%     28.36%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $588,072       $460,445    $357,747    $357,534    $472,083
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           1.75%(c)       1.73%       1.82%       1.84%       1.80%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.28)%(c)     (0.85)%     (0.81)%     (0.98)%     (1.03)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            207%           242%        123%        187%        149%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $527,697,330.

                                                                                         CLASS B
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                              2001(a)        2000(a)     1999(a)     1998(a)     1997(a)
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $  28.53       $  22.96    $  19.37    $  27.27    $  23.15
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.51)         (0.34)      (0.30)      (0.30)      (0.37)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.25           8.19        3.89       (0.89)       6.34
=========================================================================================================================
    Total from investment operations                              2.74           7.85        3.59       (1.19)       5.97
=========================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.24)         (2.28)         --       (6.70)      (1.85)
-------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                     --             --          --       (0.01)         --
=========================================================================================================================
    Total distributions                                          (3.24)         (2.28)         --       (6.71)      (1.85)
=========================================================================================================================
Net asset value, end of period                                $  28.03       $  28.53    $  22.96    $  19.37    $  27.27
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  10.32%         37.78%      18.53%      (5.20)%     27.75%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $219,063       $144,861    $102,916    $100,311    $147,440
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.25%(c)       2.23%       2.33%       2.34%       2.30%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.78)%(c)     (1.35)%     (1.32)%     (1.48)%     (1.53)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            207%           242%        123%        187%        149%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $185,403,247.

                                                                                 CLASS C
                                                             ----------------------------------------------
                                                                 YEAR ENDED              MARCH 1, 1999
                                                                OCTOBER 31,          (DATE SALES COMMENCED)
                                                             --------------------        TO OCTOBER 31,
                                                             2001(a)      2000(a)           1999(a)
                                                             -------      -------    ----------------------
Net asset value, beginning of period                         $ 28.53      $ 22.96             $22.50
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.51)       (0.34)             (0.21)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        3.25         8.19               0.67
===========================================================================================================
    Total from investment operations                            2.74         7.85               0.46
===========================================================================================================
Less distributions from net realized gains                     (3.24)       (2.28)                --
===========================================================================================================
Net asset value, end of period                               $ 28.03      $ 28.53             $22.96
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                10.32%       37.77%              2.04%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $36,366      $12,339             $1,278
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets                         2.25%(c)     2.23%              2.33%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets    (1.78)%(c)   (1.35)%           (1.32)%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                          207%       242%               123%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $23,682,257.
(d)  Annualized.

GLOBAL INFRASTRUCTURE FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Global Infrastructure Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Infrastructure Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                            MARKET
                                                SHARES       VALUE
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-62.20%

AEROSPACE & DEFENSE-0.82%

United Technologies Corp.                         3,500   $   188,615
=====================================================================

APPLICATION SOFTWARE-0.75%

Henry (Jack) & Associates, Inc.                   7,000       172,620
=====================================================================

BROADCASTING & CABLE TV-0.90%

Univision Communications Inc.-Class A(a)          8,300       207,500
=====================================================================

COMPUTER STORAGE & PERIPHERALS-0.58%

EMC Corp.(a)                                     10,800       133,056
=====================================================================

CONSTRUCTION & ENGINEERING-0.81%

Quanta Services, Inc.(a)                         12,200       185,440
=====================================================================

DATA PROCESSING SERVICES-1.31%

Concord EFS, Inc.(a)                             11,000       301,070
=====================================================================

DIVERSIFIED METALS & MINING-0.75%

Peabody Energy Corp.                              5,700       171,000
=====================================================================

ELECTRIC UTILITIES-15.18%

AES Corp. (The)(a)                                9,276       128,473
---------------------------------------------------------------------
Calpine Corp.(a)                                  8,000       198,000
---------------------------------------------------------------------
Duke Energy Corp.                                 5,500       211,255
---------------------------------------------------------------------
Edison International(a)                           4,500        63,945
---------------------------------------------------------------------
FPL Group, Inc.                                  16,000       849,600
---------------------------------------------------------------------
Mirant Corp.(a)                                  17,264       448,864
---------------------------------------------------------------------
NRG Energy, Inc.(a)                              12,000       212,040
---------------------------------------------------------------------
PG&E Corp.(a)                                     5,000        90,300
---------------------------------------------------------------------
Pinnacle West Capital Corp.                      24,000     1,011,600
---------------------------------------------------------------------
Reliant Resources, Inc.(a)                        7,000       109,550
---------------------------------------------------------------------
Southern Co. (The)                                6,700       160,130
=====================================================================
                                                            3,483,757
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.75%

Sanmina Corp.(a)                                 11,300       171,082
=====================================================================

GAS UTILITIES-3.37%

El Paso Corp.                                    10,000       490,600
---------------------------------------------------------------------
KeySpan Corp.                                     8,500       282,030
=====================================================================
                                                              772,630
=====================================================================

HEAVY ELECTRICAL EQUIPMENT-1.46%

Active Power, Inc.(a)                            14,000        72,940
---------------------------------------------------------------------
Global Power Equipment Group Inc.(a)             11,300       169,387
---------------------------------------------------------------------
Proton Energy Systems, Inc.(a)                   13,700        92,475
=====================================================================
                                                              334,802
=====================================================================

INDUSTRIAL CONGLOMERATES-2.40%

General Electric Co.                             15,100       549,791
=====================================================================

                                                            MARKET
                                                SHARES       VALUE

INTEGRATED OIL & GAS-2.27%

ChevronTexaco Corp.                               3,400   $   301,070
---------------------------------------------------------------------
Exxon Mobil Corp.                                 5,600       220,920
=====================================================================
                                                              521,990
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-9.85%

BellSouth Corp.                                  12,100       447,700
---------------------------------------------------------------------
Qwest Communications International Inc.           6,600        85,470
---------------------------------------------------------------------
SBC Communications Inc.                          32,000     1,219,520
---------------------------------------------------------------------
Verizon Communications Inc.                      10,200       508,062
=====================================================================
                                                            2,260,752
=====================================================================

INTERNET SOFTWARE & SERVICES-0.69%

VeriSign, Inc.(a)                                 4,100       158,711
=====================================================================

IT CONSULTING & SERVICES-1.04%

SunGard Data Systems Inc.(a)                      9,500       239,400
=====================================================================

MOVIES & ENTERTAINMENT-1.76%

AOL Time Warner Inc.(a)                           5,000       156,050
---------------------------------------------------------------------
Viacom Inc.-Class B(a)                            6,800       248,268
=====================================================================
                                                              404,318
=====================================================================

MULTI-UTILITIES-5.91%

Aquila, Inc.(a)                                   8,200       150,470
---------------------------------------------------------------------
Dynegy Inc.-Class A                              10,800       387,720
---------------------------------------------------------------------
Enron Corp.                                      30,000       417,000
---------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd          3,700       220,520
---------------------------------------------------------------------
NewPower Holdings, Inc.(a)                       10,700         9,844
---------------------------------------------------------------------
Williams Cos., Inc. (The)                         5,900       170,333
=====================================================================
                                                            1,355,887
=====================================================================

NETWORKING EQUIPMENT-4.24%

Brocade Communications Systems, Inc.(a)           6,700       164,485
---------------------------------------------------------------------
Cisco Systems, Inc.(a)                           35,968       608,578
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                         9,000       200,610
=====================================================================
                                                              973,673
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.76%

BJ Services Co.(a)                                6,800       174,012
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.50%

Anadarko Petroleum Corp.                          1,800       102,690
---------------------------------------------------------------------
Apache Corp.                                      3,300       170,280
---------------------------------------------------------------------
Devon Energy Corp.                                2,300        88,090
---------------------------------------------------------------------
Kerr-McGee Corp.                                  3,700       213,120
=====================================================================
                                                              574,180
=====================================================================

SEMICONDUCTORS-1.47%

Analog Devices, Inc.(a)                           6,000       228,000
---------------------------------------------------------------------
Intel Corp.                                       4,500       109,890
=====================================================================
                                                              337,890
=====================================================================

                                                            MARKET
                                                SHARES       VALUE

SYSTEMS SOFTWARE-2.03%

Microsoft Corp.(a)                                2,900    $   168,635
----------------------------------------------------------------------
Oracle Corp.(a)                                  22,000        298,320
======================================================================
                                                               466,955
======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.60%

Comverse Technology, Inc.(a)                      5,700        107,217
----------------------------------------------------------------------
JDS Uniphase Corp.(a)                             3,700         29,563
======================================================================
                                                               136,780
======================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $18,467,818)                          14,275,911
======================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-31.28%

BERMUDA-2.27%

Tyco International Ltd. (Industrial
  Conglomerates)                                 10,600        520,884
======================================================================

BRAZIL-0.94%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                           45,000        216,000
======================================================================

CANADA-0.23%

Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                     13,300         53,578
======================================================================

FINLAND-0.98%

Nokia Oyj-ADR (Telecommunications Equipment)     11,000        225,610
======================================================================

FRANCE-5.03%

Suez S.A. (Multi-Utilities)                      18,250        573,821
----------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)          1,100        154,466
----------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)                                  9,100        425,132
======================================================================
                                                             1,153,419
======================================================================

GERMANY-1.89%

E.On A.G. (Electric Utilities)                    8,320        434,376
======================================================================

ISRAEL-1.13%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)               8,800        259,776
======================================================================

ITALY-3.86%

ACEA S.p.A. (Multi-Utilities) (Acquired
  07/12/99; Cost $364,730)(b)                    40,000        275,446
----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                   126,300        611,647
======================================================================
                                                               887,093
======================================================================

                                                             MARKET
                                                SHARES        VALUE

JAPAN-2.66%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 11/09/98; Cost
  $337,868)(b)                                       45   $    610,095
======================================================================

SPAIN-6.05%

Endesa S.A.-ADR (Electric Utilities)             39,600        605,880
----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                 28,006        336,296
----------------------------------------------------------------------
Union Fenosa, S.A. (Electric Companies)          30,000        445,844
======================================================================
                                                             1,388,020
======================================================================

UNITED KINGDOM-6.24%

Amdocs Ltd. (Application Software)(a)             8,300        216,713
----------------------------------------------------------------------
National Grid Group PLC (Electric Utilities)     71,000        504,198
----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   307,314        711,053
======================================================================
                                                             1,431,964
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $7,435,566)                            7,180,815
======================================================================

                                               PRINCIPAL
                                                AMOUNT
CONVERTIBLE NOTES-0.65%

TELECOMMUNICATIONS EQUIPMENT-0.65%

Nortel Network Corp. (Canada), Sr. Unsec.
  Gtd. Conv. Notes, 4.25%, 09/01/08 (Acquired
  08/09/01-08/15/01; Cost $175,723)(b)         $175,000        149,188
======================================================================
U.S. TREASURY SECURITIES-2.17%

U.S. TREASURY BILLS

2.08%, 12/20/01 (Cost $498,550)(c)              500,000        498,550
======================================================================

                                                SHARES
MONEY MARKET FUNDS-3.61%

STIC Liquid Assets Portfolio(d)                 413,896        413,896
----------------------------------------------------------------------
STIC Prime Portfolio(d)                         413,896        413,896
======================================================================
    Total Money Market Funds (Cost $827,792)                   827,792
======================================================================
TOTAL INVESTMENTS-99.91% (Cost $27,405,449)                 22,932,256
======================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                             21,123
======================================================================
NET ASSETS-100.00%                                         $22,953,379
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $1,034,729, which represented 4.51% of the Fund's net assets.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $27,405,449)*                                  $22,932,256
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   126,200
------------------------------------------------------------
  Dividends and interest                              40,262
------------------------------------------------------------
Collateral for securities loaned                     957,785
------------------------------------------------------------
Other assets                                          11,619
============================================================
    Total assets                                  24,068,122
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              67,551
------------------------------------------------------------
  Collateral upon return of securities loaned        957,785
------------------------------------------------------------
Accrued distribution fees                             19,592
------------------------------------------------------------
Accrued trustees' fees                                   172
------------------------------------------------------------
Accrued transfer agent fees                           16,182
------------------------------------------------------------
Accrued operating expenses                            53,461
============================================================
    Total liabilities                              1,114,743
============================================================
Net assets applicable to shares outstanding      $22,953,379
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $11,826,233
____________________________________________________________
============================================================
Class B                                          $10,868,526
____________________________________________________________
============================================================
Class C                                          $   258,620
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,486,507
____________________________________________________________
============================================================
Class B                                            1,427,565
____________________________________________________________
============================================================
Class C                                               34,042
____________________________________________________________
============================================================
Class A:
  Net asset value and per share                  $      7.96
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.96 divided by
      95.25%)                                    $      8.36
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      7.61
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      7.60
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $934,944 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $16,524)                                      $    391,404
------------------------------------------------------------
Dividends from affiliated money market funds         120,560
------------------------------------------------------------
Interest                                              14,077
------------------------------------------------------------
Security lending income                               51,031
============================================================
    Total investment income                          577,072
============================================================

EXPENSES:

Advisory fees                                        349,137
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        14,054
------------------------------------------------------------
Distribution fees -- Class A                          84,049
------------------------------------------------------------
Distribution fees -- Class B                         185,514
------------------------------------------------------------
Distribution fees -- Class C                           4,477
------------------------------------------------------------
Transfer agent fees                                  154,300
------------------------------------------------------------
Trustees' fees                                        10,198
------------------------------------------------------------
Other                                                107,308
============================================================
    Total expenses                                   959,037
============================================================
Less: Fees waived                                   (147,772)
------------------------------------------------------------
    Expenses paid indirectly                            (666)
============================================================
    Net expenses                                     810,599
============================================================
Net investment income (loss)                        (233,527)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (1,004,538)
------------------------------------------------------------
  Foreign currencies                                  (9,953)
------------------------------------------------------------
  Futures contracts                                  (93,685)
------------------------------------------------------------
  Option contracts written                            53,736
============================================================
                                                  (1,054,440)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (22,628,593)
------------------------------------------------------------
  Foreign currencies                                   5,412
============================================================
                                                 (22,623,181)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                               (23,677,621)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(23,911,148)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (233,527)   $  (580,057)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (1,054,440)    10,080,580
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (22,623,181)     1,680,128
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (23,911,148)    11,180,651
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (3,585,321)    (2,273,919)
-----------------------------------------------------------------------------------------
  Class B                                                       (4,318,690)    (2,931,748)
-----------------------------------------------------------------------------------------
  Class C                                                          (69,526)        (1,316)
-----------------------------------------------------------------------------------------
  Advisor Class*                                                        --         (2,002)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        1,728,484      1,980,892
-----------------------------------------------------------------------------------------
  Class B                                                         (617,197)        30,946
-----------------------------------------------------------------------------------------
  Class C                                                          191,125        450,664
-----------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (22,973)
=========================================================================================
    Net increase (decrease) in net assets                      (30,582,273)     8,411,195
=========================================================================================

NET ASSETS:

  Beginning of year                                             53,535,652     45,124,457
=========================================================================================
  End of year                                                 $ 22,953,379    $53,535,652
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 28,471,713    $27,414,002
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (1,044,485)     7,972,318
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (4,473,849)    18,149,332
=========================================================================================
                                                              $ 22,953,379    $53,535,652
_________________________________________________________________________________________
=========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was increased by $233,527, undistributed net realized gains increased by $11,174 and shares of beneficial interest decreased by $244,701 as a result of book/tax differences due to foreign currency transactions, net operating loss reclassifications and other reclassification. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The fund has a capital loss carryforward of $1,028,523 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

J. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

K. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. During the year ended October 31, 2001, AIM waived fees of $147,772.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $98,455 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $84,049, $185,514 and $4,477, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $5,630 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $20,450 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $645 and reductions in custodian fees of $21 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $666.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $934,944 were on loan to brokers. The loans were secured by cash collateral of $957,785 received by the Fund and subsequently invested in affiliated money market funds as follows: $478,893 in STIC Liquid Assets Portfolio and $478,892 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $51,031 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $15,747,820 and $21,021,273, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 1,922,892
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       $(6,412,047)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(4,489,155)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $27,421,411.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      --       $     --
--------------------------------------------------------
Written                               133         55,476
--------------------------------------------------------
Closed                                (80)       (19,759)
--------------------------------------------------------
Expired                               (53)       (35,717)
========================================================
End of year                            --       $     --
________________________________________________________
========================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                         2001                         2000
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    --------    ------------
Sold:
  Class A                                                      1,099,171    $ 13,061,631     661,981    $ 12,809,797
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         85,594       1,045,861     222,164       4,334,670
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        112,704       1,254,797      32,764         654,226
--------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --           1              15
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        253,715       3,427,689     128,271       2,153,369
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        308,008       3,997,954     164,254       2,682,268
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,299          68,675          81           1,316
--------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                      --              --          51             875
====================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                             --              --       1,119          23,863
--------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --              --      (1,094)        (23,863)
====================================================================================================================
Reacquired:
  Class A                                                     (1,209,489)    (14,760,836)   (670,570)    (13,006,137)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (556,495)     (5,661,012)   (372,887)     (6,985,992)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (107,089)     (1,132,347)    (10,693)       (204,878)
====================================================================================================================
                                                                  (8,582)   $  1,302,412     155,442    $  2,439,529
____________________________________________________________________________________________________________________
====================================================================================================================

* Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               2001        2000(a)     1999      1998(a)    1997(a)
                                                              -------      -------    -------    -------    -------
Net asset value, beginning of period                          $ 18.42      $ 16.33    $ 14.18    $ 15.01    $ 14.42
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.04)       (0.15)        --       0.07      (0.01)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (7.66)        4.16       3.07      (0.79)      1.32
===================================================================================================================
    Total from investment operations                            (7.70)        4.01       3.07      (0.72)      1.31
===================================================================================================================
Less distributions:
  Dividends from net investment income                             --           --      (0.07)        --         --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (2.76)       (1.92)     (0.85)     (0.11)     (0.72)
===================================================================================================================
    Total distributions                                         (2.76)       (1.92)     (0.92)     (0.11)     (0.72)
===================================================================================================================
Net asset value, end of period                                $  7.96      $ 18.42    $ 16.33    $ 14.18    $ 15.01
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                (47.96)%      25.71%     22.72%     (4.82)%     9.38%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,826      $24,745    $19,958    $23,531    $38,281
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.00%(c)     2.00%      2.00%      1.99%      2.00%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.41%(c)     2.21%      2.22%      2.23%      2.08%
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.39)%(c)   (0.75)%     0.09%      0.52%     (0.09)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            47%          66%        49%        96%        41%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $16,809,863.

                                                                                    CLASS B
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2001      2000(a)    1999(a)    1998(a)    1997(a)
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 17.84    $ 15.94    $ 13.87    $ 14.75    $ 14.24
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.12)     (0.24)     (0.06)        --      (0.09)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (7.35)      4.06       2.98      (0.77)      1.32
=================================================================================================================
    Total from investment operations                            (7.47)      3.82       2.92      (0.77)      1.23
=================================================================================================================
Less distributions from net realized gains                      (2.76)     (1.92)     (0.85)     (0.11)     (0.72)
=================================================================================================================
Net asset value, end of period                                $  7.61    $ 17.84    $ 15.94    $ 13.87    $ 14.75
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                (48.28)%    25.09%     22.03%     (5.31)%     8.83%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,869    $28,378    $25,134    $32,349    $57,199
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(c)   2.50%      2.50%      2.49%      2.50%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.91%(c)   2.71%      2.72%      2.73%      2.58%
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.89)%(c) (1.25)%    (0.41)%     0.02%     (0.59)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            47%        66%        49%        96%        41%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $18,551,351.

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                   YEAR ENDED             MARCH 1, 1999
                                                                  OCTOBER 31,         (DATE SALES COMMENCED)
                                                              --------------------        TO OCTOBER 31,
                                                               2001        2000(a)           1999(a)
                                                              -------      -------    ----------------------
Net asset value, beginning of period                          $ 17.82      $15.94             $13.99
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.12)      (0.24)             (0.03)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (7.34)       4.04               1.98
============================================================================================================
    Total from investment operations                            (7.46)       3.80               1.95
============================================================================================================
Less distributions from net realized gains                      (2.76)      (1.92)                --
============================================================================================================
Net asset value, end of period                                $  7.60      $17.82             $15.94
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                (48.27)%     24.94%             13.94%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   259      $  412             $   16
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(c)    2.50%              2.50%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.91%(c)    2.71%              2.72%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.89)%(c)  (1.25)%            (0.41)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                            47%         66%                49%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $447,703.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Global Telecommunications and Technology Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Telecommunications and Technology Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC COMMON STOCKS-84.97%

AEROSPACE & DEFENSE-4.51%

Alliant Techsystems Inc.(a)                        58,000   $  5,061,080
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)              165,000     14,333,550
------------------------------------------------------------------------
Lockheed Martin Corp.                             300,000     14,631,000
========================================================================
                                                              34,025,630
========================================================================

APPLICATION SOFTWARE-10.21%

Activision, Inc.(a)                               100,000      3,615,000
------------------------------------------------------------------------
BEA Systems, Inc.(a)                              800,000      9,712,000
------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   299,800      6,337,772
------------------------------------------------------------------------
Cerner Corp.(a)                                   125,000      6,718,750
------------------------------------------------------------------------
Electronic Arts Inc.(a)                            85,000      4,374,100
------------------------------------------------------------------------
Fair, Issac and Company, Inc.                      80,000      3,804,000
------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                   288,500      7,114,410
------------------------------------------------------------------------
Intuit Inc.(a)(b)                                 300,000     12,066,000
------------------------------------------------------------------------
Kronos, Inc.(a)                                    67,000      3,845,130
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               655,000     19,499,350
========================================================================
                                                              77,086,512
========================================================================

BIOTECHNOLOGY-13.86%

Albany Molecular Research, Inc.(a)                 92,000      2,548,400
------------------------------------------------------------------------
Amgen Inc.(a)                                     250,000     14,205,000
------------------------------------------------------------------------
Cephalon, Inc.(a)                                 129,300      8,152,365
------------------------------------------------------------------------
Chiron Corp.(a)                                    75,700      4,074,174
------------------------------------------------------------------------
Genentech, Inc.(a)                                 40,000      2,090,000
------------------------------------------------------------------------
Genzyme Corp.(a)                                  225,000     12,138,750
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          136,600      8,592,140
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)(b)                  677,800     40,654,444
------------------------------------------------------------------------
Invitrogen Corp.(a)                               198,500     12,175,990
========================================================================
                                                             104,631,263
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.73%

Best Buy Co., Inc.(a)(b)                          100,000      5,490,000
========================================================================

COMPUTER HARDWARE-3.99%

Dell Computer Corp.(a)                            300,000      7,194,000
------------------------------------------------------------------------
International Business Machines Corp.(b)          212,000     22,910,840
========================================================================
                                                              30,104,840
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.25%

Storage Technology Corp.(a)                       100,000      1,877,000
========================================================================

DATA PROCESSING SERVICES-2.02%

Concord EFS, Inc.(a)                              296,600      8,117,942
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   192,450      7,157,215
========================================================================
                                                              15,275,157
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

DIVERSIFIED COMMERCIAL SERVICES-1.02%

Apollo Group, Inc.-Class A(a)                     190,000   $  7,723,500
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.06%

AdvancePCS(a)                                      53,000      3,220,810
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)(b)         74,000      6,378,800
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          90,700      5,929,966
========================================================================
                                                              15,529,576
========================================================================

HEALTH CARE EQUIPMENT-0.29%

Cytyc Corp.(a)                                     82,000      2,150,040
========================================================================

INTERNET RETAIL-1.88%

eBay Inc.(a)                                      270,000     14,169,600
========================================================================

INTERNET SOFTWARE & SERVICES-2.91%

Internet Security Systems, Inc.(a)                 91,000      2,406,950
------------------------------------------------------------------------
SonicWALL, Inc.(a)                                300,000      4,260,000
------------------------------------------------------------------------
VeriSign, Inc.(a)                                 325,000     12,580,750
------------------------------------------------------------------------
WebEx Communications, Inc.(a)                      88,000      2,710,400
========================================================================
                                                              21,958,100
========================================================================

IT CONSULTING & SERVICES-5.22%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                         155,000     13,647,750
------------------------------------------------------------------------
Electronic Data Systems Corp.(b)                  400,000     25,748,000
========================================================================
                                                              39,395,750
========================================================================

MANAGED HEALTH CARE-0.23%

Caremark Rx, Inc.(a)                              131,000      1,755,400
========================================================================

MOVIES & ENTERTAINMENT-1.09%

AOL Time Warner Inc.(a)                           206,000      6,429,260
------------------------------------------------------------------------
Macrovision Corp.(a)                               73,400      1,806,374
========================================================================
                                                               8,235,634
========================================================================

NETWORKING EQUIPMENT-1.56%

Brocade Communications Systems, Inc.(a)           294,000      7,217,700
------------------------------------------------------------------------
Cisco Systems, Inc.(a)                            200,000      3,384,000
------------------------------------------------------------------------
Emulex Corp.(a)                                    50,000      1,184,000
========================================================================
                                                              11,785,700
========================================================================

PHARMACEUTICALS-0.27%

CIMA Labs Inc.(a)                                  38,000      2,053,900
========================================================================

SEMICONDUCTOR EQUIPMENT-1.41%

KLA-Tencor Corp.(a)                               140,000      5,720,400
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         150,000      4,954,500
========================================================================
                                                              10,674,900
========================================================================

SEMICONDUCTORS-16.30%

Alpha Industries, Inc.(a)                         450,000     10,476,000
------------------------------------------------------------------------
Analog Devices, Inc.(a)                           500,000     19,000,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Intel Corp.                                       400,000   $  9,768,000
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                         200,000      6,550,000
------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                 89,100      4,076,325
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      300,000      9,366,000
------------------------------------------------------------------------
Microsemi Corp.(a)                                125,000      4,375,000
------------------------------------------------------------------------
NVIDIA Corp.(a)(b)                                440,000     18,858,400
------------------------------------------------------------------------
QLogic Corp.(a)                                    59,000      2,321,650
------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                       1,000,000     20,440,000
------------------------------------------------------------------------
Texas Instruments Inc.                            510,000     14,274,900
------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(a)                   200,000      3,536,000
========================================================================
                                                             123,042,275
========================================================================

SYSTEMS SOFTWARE-12.87%

Computer Associates International, Inc.(b)        520,300     16,087,676
------------------------------------------------------------------------
Microsoft Corp.(a)(b)                             817,000     47,508,550
------------------------------------------------------------------------
Network Associates, Inc.(a)                       347,400      6,670,080
------------------------------------------------------------------------
Oracle Corp.(a)                                   670,000      9,085,200
------------------------------------------------------------------------
Symantec Corp.(a)                                  39,000      2,144,610
------------------------------------------------------------------------
VERITAS Software Corp.(a)                         550,000     15,609,000
========================================================================
                                                              97,105,116
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.91%

Harris Corp.                                      226,700      7,771,276
------------------------------------------------------------------------
QUALCOMM Inc.(a)(b)                               134,600      6,611,552
========================================================================
                                                              14,382,828
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.38%

Metro One Telecommunications, Inc.(a)              95,000      2,864,250
========================================================================
    Total Domestic Common Stocks (Cost
      $724,215,729)                                          641,316,971
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.26%

CANADA-4.68%

Biovail Corp. (Pharmaceuticals)(a)                352,900     16,678,054
------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 226,400      7,770,048
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
CANADA-(CONTINUED)

Genesis Microchip Inc. (Semiconductors)(a)(b)     235,000   $ 10,859,350
========================================================================
                                                              35,307,452
========================================================================

FINLAND-2.58%

Nokia Oyj-ADR (Telecommunications
  Equipment)(b)                                   950,000     19,484,500
========================================================================

ISRAEL-1.02%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)(b)            261,000      7,704,720
========================================================================

JAPAN-1.56%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(c)
  (Acquired 10/13/98-12/03/99; Cost
  $5,749,195)                                         870     11,795,165
========================================================================

SPAIN-0.92%

Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  578,409      6,945,536
========================================================================

SWEDEN-0.79%

Telefonaktiebolaget LM Ericsson A.B.-ADR
  (Telecommunications Equipment)                1,400,000      5,978,000
========================================================================

TAIWAN-0.71%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           3,000,000      5,304,348
========================================================================
    Total Foreign Stocks & Other Equity
      Interests Cost ($99,756,759)                            92,519,721
========================================================================

MONEY MARKET FUNDS-3.23%

STIC Liquid Assets Portfolio(d)                12,179,356     12,179,356
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        12,179,356     12,179,356
========================================================================
    Total Money Market Funds (Cost
      $24,358,712)                                            24,358,712
========================================================================
TOTAL INVESTMENTS-100.46% (Cost $848,331,200)                758,195,404
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.46)%                         (3,447,183)
========================================================================
NET ASSETS-100.00%                                          $754,748,221
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  A portion of this security is subject to call options. See Note 8.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of this security at 10/13/01 represented 1.56% of the Fund's net assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $848,331,200)*                                $758,195,404
------------------------------------------------------------
Foreign currencies, at value (cost $50,741)           50,787
------------------------------------------------------------
Receivables for:
  Investments sold                                14,271,911
------------------------------------------------------------
  Fund shares sold                                   317,565
------------------------------------------------------------
  Dividends                                          124,794
------------------------------------------------------------
Collateral for securities loaned                 150,411,545
------------------------------------------------------------
Other assets                                          30,667
============================================================
    Total assets                                 923,402,673
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           11,493,120
------------------------------------------------------------
  Fund shares reacquired                           1,873,458
------------------------------------------------------------
  Options written (premiums received
    $2,707,097)                                    3,138,565
------------------------------------------------------------
  Collateral upon return of securities loaned    150,411,545
------------------------------------------------------------
Accrued distribution fees                            676,399
------------------------------------------------------------
Accrued trustees' fees                                 2,381
------------------------------------------------------------
Accrued transfer agent fees                          876,000
------------------------------------------------------------
Accrued operating expenses                           182,984
============================================================
    Total liabilities                            168,654,452
============================================================
Net assets applicable to shares outstanding     $754,748,221
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $438,701,836
____________________________________________________________
============================================================
Class B                                         $287,394,354
____________________________________________________________
============================================================
Class C                                         $ 28,652,031
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           59,192,282
____________________________________________________________
============================================================
Class B                                           41,299,724
____________________________________________________________
============================================================
Class C                                            4,116,294
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       7.41
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.41 divided
      by 95.25%)                                $       7.78
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       6.96
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       6.96
____________________________________________________________
============================================================

* At October 31, 2001, securities with an aggregate market value of $149,828,384 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends from affiliated money market funds  $     3,100,856
-------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $15,247)                                            776,390
-------------------------------------------------------------
Interest                                               36,648
-------------------------------------------------------------
Security lending income                             1,675,683
=============================================================
    Total investment income                         5,589,577
=============================================================

EXPENSES:

Advisory fees                                      13,178,872
-------------------------------------------------------------
Administrative services fees                          154,242
-------------------------------------------------------------
Custodian fees                                        147,742
-------------------------------------------------------------
Distribution fees -- Class A                        3,572,313
-------------------------------------------------------------
Distribution fees -- Class B                        6,179,789
-------------------------------------------------------------
Distribution fees -- Class C                          517,609
-------------------------------------------------------------
Transfer agent fees                                 6,612,267
-------------------------------------------------------------
Trustees' fees                                         45,423
-------------------------------------------------------------
Other                                               1,024,749
=============================================================
    Total expenses                                 31,433,006
=============================================================
Less: Fees waived                                    (728,934)
-------------------------------------------------------------
    Expenses paid indirectly                          (45,117)
=============================================================
    Net expenses                                   30,658,955
=============================================================
Net investment income (loss)                      (25,069,378)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        (1,208,054,478)
-------------------------------------------------------------
  Foreign currencies                                 (207,778)
-------------------------------------------------------------
  Option contracts written                         10,050,350
=============================================================
                                               (1,198,211,906)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (872,130,914)
-------------------------------------------------------------
  Foreign currencies                                  (19,784)
-------------------------------------------------------------
  Option contracts written                           (431,468)
=============================================================
                                                 (872,582,166)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts      (2,070,794,072)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(2,095,863,450)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (25,069,378)   $   (2,878,360)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (1,198,211,906)      419,148,015
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    (872,582,166)      (13,561,828)
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (2,095,863,450)      402,707,827
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (193,140,722)     (122,942,635)
-----------------------------------------------------------------------------------------------
  Class B                                                        (182,354,331)     (112,289,611)
-----------------------------------------------------------------------------------------------
  Class C                                                         (14,882,483)       (2,428,890)
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                           --          (257,983)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         182,460,304       376,834,670
-----------------------------------------------------------------------------------------------
  Class B                                                           7,506,235       447,353,903
-----------------------------------------------------------------------------------------------
  Class C                                                           7,846,180       121,591,284
-----------------------------------------------------------------------------------------------
  Advisor Class*                                                           --        (2,868,709)
===============================================================================================
    Net increase (decrease) in net assets                      (2,288,428,267)    1,107,699,856
===============================================================================================

NET ASSETS:

  Beginning of year                                             3,043,176,488     1,935,476,632
===============================================================================================
  End of year                                                 $   754,748,221    $3,043,176,488
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 2,046,057,315    $1,873,542,848
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                             (816)               --
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (1,200,707,211)      387,652,541
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           (90,601,067)      781,981,099
===============================================================================================
                                                              $   754,748,221    $3,043,176,488
_______________________________________________________________________________________________
===============================================================================================

* Advisor Class shares were converted to Class A shares effective as the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Telecommunications and Technology Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development / event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development / event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income increased by $25,068,562, undistributed net realized gains increased by $229,690 and paid in capital decreased by $25,298,252 as a result of differing book/tax treatment of foreign currency transactions, net operating loss, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The fund has a capital loss carryforward of $1,181,366,577 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $728,934.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $154,242 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $4,037,770 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $3,572,313, $6,179,789 and $517,609, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $289,307 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended

October 31, 2001, AIM Distributors received $55,389 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $26,476 and reductions in custodian fees of $18,641 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $45,117.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $149,828,384 were on loan to brokers. The loans were secured by cash collateral of $150,411,545 received by the Fund and invested in affiliated money market funds as follows:
$75,205,773 in STIC Liquid Assets Portfolio and $75,205,772 in STIC Prime Portfolio. For the year ended October 31, 2001, the Fund received fees of $1,675,683 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $2,340,482,188 and $2,461,653,289, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $  49,150,318
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (158,626,748)
=========================================================
Net unrealized appreciation
  (depreciation) of investment
  securities                                $(109,476,430)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $867,671,833.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                          2001                           2000
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
                                                              -----------    -------------    ----------    -------------
Sold:
  Class A                                                      20,449,981    $ 233,919,662    15,814,510    $ 575,875,480
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,719,273       89,717,986    17,939,437      618,630,557
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,715,379       22,049,203     4,043,413      141,415,869
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                       --               --        92,071        3,241,706
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       8,804,839      178,558,019     3,700,530      113,714,341
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,822,895      168,780,846     3,497,829      102,890,796
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         739,056       14,130,718        70,053        2,060,345
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                       --               --         7,925          250,992
=========================================================================================================================
Conversion of Advisor Class shares to Class A shares:**
  Class A                                                              --               --       157,592        6,147,658
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                        --               --      (152,813)      (6,147,658)
=========================================================================================================================
Reacquired:
  Class A                                                     (19,515,999)    (230,017,377)   (8,920,012)    (318,902,809)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (22,756,386)    (250,992,597)   (8,251,217)    (274,167,450)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,270,767)     (28,333,741)     (666,660)     (21,884,930)
-------------------------------------------------------------------------------------------------------------------------
  Advisor Class*                                                       --               --        (6,114)        (213,749)
=========================================================================================================================
                                                                2,708,271    $ 197,812,719    27,326,544    $ 942,911,148
_________________________________________________________________________________________________________________________
=========================================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year
Written                                                         78,083     $ 29,595,549
---------------------------------------------------------------------------------------
Closed                                                         (59,648)     (23,973,074)
---------------------------------------------------------------------------------------
Exercised                                                       (6,006)      (2,292,051)
---------------------------------------------------------------------------------------
Expired                                                         (2,334)        (623,327)
=======================================================================================
End of year                                                     10,095     $  2,707,097
_______________________________________________________________________________________
=======================================================================================



Open call option contracts written at October 31, 2001 were as follows:

                                                                                                                     UNREALIZED
                                              CONTRACT    STRIKE    NUMBER OF     PREMIUMS     OCTOBER 31, 2001     APPRECIATION
ISSUE                                          MONTH      PRICE     CONTRACTS     RECEIVED       MARKET VALUE      (DEPRECIATION)
-----                                         --------    ------    ---------    ----------    ----------------    --------------
Affiliated Computer Services, Inc.-Class A     Nov-01      $ 85         300      $  189,593       $  163,500         $  26,093
---------------------------------------------------------------------------------------------------------------------------------
Best Buy Inc.,                                 Nov-01        60         200          38,505           17,500            21,005
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.         Nov-01        30       2,080         520,890          416,000           104,890
---------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.        Nov-01        30         520         128,436          105,300            23,136
---------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                  Nov-01        65         400          48,798           68,000           (19,202)
---------------------------------------------------------------------------------------------------------------------------------
Genesis Microchip Inc.                         Nov-01        35         350         132,408          402,500          (270,092)
---------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceutical Corp.                      Nov-01        60       1,908         526,983          581,940           (54,957)
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.          Nov-01       105         212          67,202          106,000           (38,798)
---------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                    Nov-01        40         375          75,999           97,500           (21,501)
---------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings           Nov-01        80         120          63,705           89,400           (25,695)
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                Nov-01        60         820         198,433          129,150            69,283
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR                                  Nov-01        20         950         139,645          135,375             4,270
---------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                   Nov-01        40         880         190,953          457,600          (266,647)
---------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                   Nov-01        45         440         130,676          117,700            12,976
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                  Nov-01        45         270         169,284          166,050             3,234
---------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                  Nov-01        50         270          85,587           85,050               537
=================================================================================================================================
                                                                     10,095      $2,707,097       $3,138,565         $(431,468)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                                               ----------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------
                                               2001(a)       2000(a)        1999      1998(a)    1997(a)
                                               --------     ----------   ----------   --------   --------
Net asset value, beginning of period           $  30.61     $    26.44   $    16.28   $  18.04   $  16.69
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.20)          0.06(b)     (0.25)     (0.17)     (0.17)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (19.12)          7.23        10.97      (0.39)      2.93
=========================================================================================================
    Total from investment operations             (19.32)          7.29        10.72      (0.56)      2.76
=========================================================================================================
Less distributions from net realized gains        (3.88)         (3.12)       (0.56)     (1.20)     (1.41)
=========================================================================================================
Net asset value, end of period                 $   7.41     $    30.61   $    26.44   $  16.28   $  18.04
_________________________________________________________________________________________________________
=========================================================================================================
Total return(c)                                  (71.16)%        27.52%       67.63%     (3.16)%    17.70%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $438,702     $1,513,595   $1,023,124   $713,904   $910,801
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 1.98%(d)       1.63%        1.77%      1.88%      1.84%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                              2.03%(d)       1.63%        1.77%      1.88%      1.84%
=========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.57)%(d)      0.16%       (1.11)%    (0.93)%    (1.06)%
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                             173%           111%         122%        75%        35%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c)  Does not include contingent sales charges.
(d)  Ratios are based on average daily assets of $714,462,614.

                                                                        CLASS B
                                               ----------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------
                                               2001(a)       2000(a)         1999     1998(a)    1997(a)
                                               --------     ----------     --------   --------   --------
Net asset value, beginning of period           $  29.17     $    25.43     $  15.76   $  17.58   $  16.37
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.25)         (0.11)(b)    (0.35)     (0.25)     (0.25)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (18.08)          6.97        10.58      (0.37)      2.87
=========================================================================================================
    Total from investment operations             (18.33)          6.86        10.23      (0.62)      2.62
=========================================================================================================
Less distributions from net realized gains        (3.88)         (3.12)       (0.56)     (1.20)     (1.41)
=========================================================================================================
Net asset value, end of period                 $   6.96     $    29.17     $  25.43   $  15.76   $  17.58
_________________________________________________________________________________________________________
=========================================================================================================
Total return(c)                                  (71.30)%        26.87%       66.84%     (3.67)%    17.15%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $287,394     $1,414,915     $898,400   $614,715   $805,535
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                 2.48%          2.13%        2.28%      2.38%      2.34%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                              2.53%          2.13%        2.28%      2.38%      2.34%
=========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (2.07)%(d)     (0.34)%      (1.62)%    (1.43)%    (1.56)%
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                             173%           111%         122%        75%        35%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $617,978,857.

                                                             CLASS C
                                               ------------------------------------
                                                                     MARCH 1, 1999
                                                   YEAR ENDED         (DATE SALES
                                                   OCTOBER 31,       COMMENCED) TO
                                               -------------------    OCTOBER 31,
                                               2001(a)    2000(a)         1999
                                               -------    --------   --------------
Net asset value, beginning of period           $29.16     $  25.43      $ 19.23
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.25)       (0.11)(b)    (0.11)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (18.07)        6.96         6.31
===================================================================================
    Total from investment operations           (18.32)        6.85         6.20
===================================================================================
Less distributions from net realized gains      (3.88)       (3.12)          --
===================================================================================
Net asset value, end of period                 $ 6.96     $  29.16      $ 25.43
___________________________________________________________________________________
===================================================================================
Total return(c)                                (71.29)%      26.83%       32.24%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $28,652     $114,667      $12,352
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               2.48%(d)     2.13%        2.28%(e)
-----------------------------------------------------------------------------------
  Without fee waivers                            2.53%(d)     2.13%        2.28%(e)
===================================================================================
Ratio of net investment income (loss) to
  average net assets                            (2.07)%(d)   (0.34)%      (1.62)%(e)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate                           173%         111%         122%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $51,760,926.
(e)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Shareholders of AIM Strategic Income Fund and Board of Trustees of AIM Investment Funds:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Strategic Income Fund (one of the funds constituting AIM Investment Funds; hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       December 12, 2001
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS
  & NOTES-75.44%

AEROSPACE & DEFENSE-0.35%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $  400,000   $    396,000
========================================================================

AIRLINES-0.19%

Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          280,000        212,492
========================================================================

ALTERNATIVE CARRIERS-1.82%

Intermedia Communications Inc.
  Series B, Sr. Sub. Disc. Notes, 12.25%,
    03/01/09(a)                                   230,000        200,675
------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.50%, 03/01/09   1,750,000      1,841,875
========================================================================
                                                               2,042,550
========================================================================

APPAREL & ACCESSORIES-0.09%

William Carter Co. (The), Sr. Sub. Notes
  10.88%, 08/15/11(b)                              95,000        100,225
========================================================================

AUTOMOBILE MANUFACTURERS-0.26%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 250,000        293,787
========================================================================

BANKS-5.35%

First Union Corp., Putable Unsec. Sub. Deb.,
  6.55%, 10/15/35                                 900,000        952,884
------------------------------------------------------------------------
  7.50%, 04/15/35                               1,200,000      1,298,328
------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                        600,000        650,340
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Unsec. Sub.
  Deb., 8.25%, 11/01/24                           725,000        832,829
------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                               1,500,000      1,620,735
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          575,000        656,506
========================================================================
                                                               6,011,622
========================================================================

BROADCASTING & CABLE TV-9.69%

Adelphia Communications Corp.
  Sr. Unsec. Notes, 10.88%, 10/01/10              550,000        525,250
------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%, 03/01/07     140,000        133,000
------------------------------------------------------------------------
AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                        1,080,000      1,110,553
------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                                 750,000        778,327
------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10           450,000        299,250
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

CanWest Media Inc. (Canada), Sr. Sub. Yankee
  Notes, 10.63%, 05/15/11()                    $  310,000   $    327,050
------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  10.75%, 10/01/09                                420,000        443,100
------------------------------------------------------------------------
  11.13%, 01/15/11                                220,000        233,750
------------------------------------------------------------------------
CSC Holdings Inc.
  Sr. Unsec. Deb.,
    7.88%, 02/15/18                             1,250,000      1,170,137
------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                               500,000        503,995
------------------------------------------------------------------------
    7.88%, 12/15/07                               775,000        812,301
------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes,
    7.63%, 04/01/11                               600,000        606,888
------------------------------------------------------------------------
    8.13%, 07/15/09                               400,000        416,912
------------------------------------------------------------------------
Diamond Cable Communications PLC (United
  Kingdom)
  Sr. Unsec. Disc. Yankee Notes, 10.75%,
    02/15/07(a)                                   500,000        207,500
------------------------------------------------------------------------
  Sr. Unsec. Disc. Yankee Unsub. Notes,
    13.25%, 09/30/04(a)                           250,000        146,250
------------------------------------------------------------------------
NTL Inc.-Series B, Sr. Notes, 11.50%,
  02/01/06                                        700,000        430,500
------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09               300,000        211,500
------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          500,000        422,500
------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                 500,000        595,985
------------------------------------------------------------------------
Time Warner Inc.
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24           305,000        316,099
------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                  1,000,000      1,202,900
========================================================================
                                                              10,893,747
========================================================================

BUILDING PRODUCTS-0.36%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         460,000        407,100
========================================================================

CASINOS & GAMING-2.58%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                         400,000        422,000
------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Notes, 9.25%,
  08/01/09(b)                                     210,000        208,950
------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                         575,000        606,625
------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                           55,000         50,050
------------------------------------------------------------------------
MGM Mirage Inc.
  Sr. Unsec. Gtd. Notes, 8.50%, 09/15/10        1,000,000      1,000,730
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 9.75%, 06/01/07     350,000        350,000
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
CASINOS & GAMING-(CONTINUED)

Park Place Entertainment Corp., Sr. Unsec.
  Sub. Notes, 8.88%, 09/15/08                  $  265,000   $    265,000
========================================================================
                                                               2,903,355
========================================================================

COMMODITY CHEMICALS-0.17%

ISP Chemco Inc., Sr. Sub. Notes, 10.25%,
  07/01/11(b)                                     190,000        192,850
========================================================================

CONSTRUCTION & FARM MACHINERY-0.23%

AGCO Corp., Sr. Unsec. Gtd. Notes 9.50%,
  05/01/08                                        250,000        260,000
========================================================================

CONSUMER FINANCE-1.17%

Capital One Financial Corp., Unsec. Notes,
  7.25%, 05/01/06                                 750,000        747,232
------------------------------------------------------------------------
Household Finance Corp., Unsec. Notes, 8.00%,
  07/15/10                                        500,000        565,150
========================================================================
                                                               1,312,382
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.30%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes 10.88%, 11/15/08                          160,000        145,600
------------------------------------------------------------------------
Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                    215,000        194,575
========================================================================
                                                                 340,175
========================================================================

DIVERSIFIED FINANCIAL SERVICES-2.44%

FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  04/10/01-09/28/01; Cost $1,264,767)(c)        1,200,000      1,329,396
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.56%, 02/10/28(d)   2,200,000        295,350
------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $600,000)(c)           600,000        630,072
------------------------------------------------------------------------
Qwest Capital Funding, Bonds 7.63%, 08/03/21
  (Acquired 10/10/01; Cost $482,050)(c)           500,000        490,080
========================================================================
                                                               2,744,898
========================================================================

DRUG RETAIL-0.30%

Duane Reade, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.25%, 02/15/08                          350,000        341,250
========================================================================

ELECTRIC UTILITIES-8.82%

AES Corp. (The)
  Sr. Unsec. Notes,
    8.75%, 12/15/02                             1,000,000      1,012,500
------------------------------------------------------------------------
    9.50%, 06/01/09                               500,000        472,500
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
    8.75%, 06/15/08                               280,000        259,000
------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        930,000        958,988
------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                        500,000        565,275
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
ELECTRIC UTILITIES-(CONTINUED)

Cleveland Electric Illuminating Co. (The)
  First Mortgage Bonds, 6.86%, 10/01/08        $  400,000   $    416,164
------------------------------------------------------------------------
  Series D, Sr. Sec. Notes, 7.88%, 11/01/17     1,000,000      1,047,320
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                               1,000,000      1,037,500
------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                          550,000        589,677
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08(b)                             230,000        259,325
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(a)        1,150,000      1,092,201
------------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            300,000        316,044
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                               2,000,000      1,883,920
========================================================================
                                                               9,910,414
========================================================================

ENVIRONMENTAL SERVICES-1.90%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09        370,000        375,550
------------------------------------------------------------------------
Waste Management, Inc., Putable Unsec. Notes,
  7.10%, 08/01/26                               1,675,000      1,760,844
========================================================================
                                                               2,136,394
========================================================================

GAS UTILITIES-1.01%

Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Notes, 7.10%, 03/15/11                     500,000        526,420
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 300,000        307,224
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                           250,000        298,412
========================================================================
                                                               1,132,056
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.27%

Fresenius Medical Care Capital Trust, Sec.
  Gtd. Pfd. Notes, 7.88%, 06/15/11                195,000        196,950
------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sub.
  Notes, 9.75%, 08/01/11(b)                       100,000        105,750
========================================================================
                                                                 302,700
========================================================================

HEALTH CARE FACILITIES-0.22%

Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(b)                               95,000        100,225
------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                 140,000        141,750
========================================================================
                                                                 241,975
========================================================================

HOMEBUILDING-0.37%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    400,000        410,000
========================================================================

HOTELS-0.12%

Sun International Hotels Ltd., Sr. Sub.
  Notes, 8.88%, 08/15/11(b)                       150,000        138,750
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

INDUSTRIAL MACHINERY-0.11%

Hanover Equipment Trust 2001 A, Sr. Sec.
  Notes,
  8.50%, 09/01/08(b)                           $   90,000   $     94,950
------------------------------------------------------------------------
  8.75%, 09/01/11(b)                               30,000         31,500
========================================================================
                                                                 126,450
========================================================================

INTEGRATED OIL & GAS-1.39%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                                 400,000        418,392
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Putable Deb.,
  9.25%, 08/01/19                                 950,000      1,145,624
========================================================================
                                                               1,564,016
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.26%

KMC Telecom Holdings, Inc., Sr. Unsec. Notes,
  13.50%, 05/15/09                                400,000         42,000
------------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec. Putable
  Deb., 7.13%, 06/15/27                           500,000        522,130
------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                        425,000        312,375
------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group, Bonds, 8.25%,
  05/15/31                                        525,000        534,476
========================================================================
                                                               1,410,981
========================================================================

INTERNET SOFTWARE & SERVICES-0.12%

Globix Corp., Sr. Unsec. Notes, 12.50%,
  02/01/10                                        630,000        129,150
========================================================================

LIFE & HEALTH INSURANCE-0.67%

Conseco, Inc., Sr. Unsec. Notes, 8.75%,
  02/09/04                                        175,000         90,125
------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $299,652)(c)                                    300,000        315,675
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           335,000        346,949
========================================================================
                                                                 752,749
========================================================================

MULTI-UTILITIES-1.83%

Dynegy Holdings Inc., Sr. Unsec. Deb., 7.13%,
  05/15/18                                      1,000,000        990,820
------------------------------------------------------------------------
Williams Cos., Inc. (The), Sr. Putable Unsec.
  Notes, 6.75%, 01/15/06                          500,000        522,845
------------------------------------------------------------------------
Williams Gas Pipeline Center Inc., Sr. Notes,
  7.38%, 11/15/06 (Acquired 02/15/01; Cost
  $516,400)(c)                                    500,000        544,480
========================================================================
                                                               2,058,145
========================================================================

OIL & GAS DRILLING-1.25%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                        800,000        858,224
------------------------------------------------------------------------
R & B Falcon Corp.-Series B, Sr. Unsec.
  Notes, 6.95%, 04/15/08                          525,000        546,871
========================================================================
                                                               1,405,095
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

OIL & GAS EQUIPMENT & SERVICES-1.58%

Petroleum Geo-Services A.S.A. (Norway)
  Sr. Unsec. Yankee Notes, 7.13%, 03/30/28     $  665,000   $    485,550
------------------------------------------------------------------------
  Yankee Notes, 7.50%, 03/31/07                   800,000        782,064
------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000        507,155
========================================================================
                                                               1,774,769
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-7.42%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/96                         1,000,000      1,077,890
------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11              375,000        377,805
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes, 8.38%,
  11/01/08 (Acquired 10/26/01; Cost
  $336,923)(c)                                    340,000        340,850
------------------------------------------------------------------------
Devon Financing Corp., Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired 09/28/01; Cost
  $349,230)(c)                                    350,000        356,335
------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        390,000        419,250
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          750,000        789,278
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        1,650,000      1,664,438
------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.40%, 05/01/28                          500,000        525,190
------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                               1,300,000      1,206,842
------------------------------------------------------------------------
Pioneer Natural Resources Co.
  Sr. Unsec. Gtd. Notes, 9.63%, 04/01/10          435,000        480,675
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/07             1,060,000      1,095,627
========================================================================
                                                               8,334,180
========================================================================

OIL & GAS REFINING & MARKETING-1.57%

Petroleos Mexicanos (Mexico)
  Sr. Putable Unsec. Gtd. Yankee Bonds,
    9.38%, 12/02/08                               600,000        656,292
------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
    Notes, 9.50%, 09/15/27                      1,000,000      1,112,040
========================================================================
                                                               1,768,332
========================================================================

PERSONAL PRODUCTS-0.26%

Elizabeth Arden, Inc., Sr. Sec. Notes,
  11.75%, 02/01/11                                300,000        289,500
========================================================================

PHARMACEUTICALS-0.99%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                  1,000,000      1,115,000
========================================================================

PUBLISHING & PRINTING-4.23%

News America Holdings, Inc.
  Putable Notes, 8.45%, 08/01/34                2,200,000      2,434,916
------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                1,850,000      2,196,542
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
PUBLISHING & PRINTING-(CONTINUED)

PRIMEDIA Inc., Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                     $  150,000   $    122,250
========================================================================
                                                               4,753,708
========================================================================

RAILROADS-0.52%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/27                                        250,000        271,295
------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               325,000        310,375
========================================================================
                                                                 581,670
========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.34%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                        600,000        582,348
------------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000        510,725
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 210,000        211,050
------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                        200,000        200,270
========================================================================
                                                               1,504,393
========================================================================

REINSURANCE-0.52%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                          500,000        586,725
========================================================================

SOVEREIGN DEBT-8.51%

Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 750,000        878,145
------------------------------------------------------------------------
Republic of Brazil (Brazil)
  Bonds, 11.63%, 04/15/04                       1,228,000      1,194,230
------------------------------------------------------------------------
  Unsec. Unsub. Bonds, 8.88%, 04/15/24          4,462,000      2,576,783
------------------------------------------------------------------------
  Unsub. Notes, 14.50%, 10/15/09                2,415,000      2,283,383
------------------------------------------------------------------------
Republic of Panama (Panama), Bonds, 8.88%,
  09/30/27                                        304,000        272,225
------------------------------------------------------------------------
Republic of Turkey (Turkey)
  Bonds, 11.88%, 11/05/04                         115,000        117,013
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 12.38%, 06/15/09       115,000        107,238
------------------------------------------------------------------------
Republic of Venezuela (Venezuela)
  Unsec. Bonds, 9.25%, 09/15/27                 1,683,000      1,120,878
------------------------------------------------------------------------
  Unsec. Bonds, 9.25%, 09/15/27                   817,000        545,971
------------------------------------------------------------------------
United Mexican States-Series A (Mexico),
  Notes, 9.88%, 02/01/10                          420,000        466,200
========================================================================
                                                               9,562,066
========================================================================

SPECIALTY STORES-0.47%

United Rentals (North America) Inc., Sr.
  Unsec. Gtd. Notes, 10.75%, 04/15/08(b)          500,000        527,500
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.60%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                440,000        356,400
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

Spectrasite Holdings, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 12.50%, 11/15/10          $  500,000   $    317,500
========================================================================
                                                                 673,900
========================================================================

TRUCKING-0.82%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                    500,000        531,250
------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(b)                      435,000        389,325
========================================================================
                                                                 920,575
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.97%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  13.63%, 08/15/11                                300,000        310,500
------------------------------------------------------------------------
American Tower Corp., Sr. Notes, 9.38%,
  02/01/09                                        200,000        162,000
------------------------------------------------------------------------
Crown Castle International Corp.
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(a)     500,000        412,500
------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11              570,000        532,950
------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes
  14.00%, 01/15/11                                400,000        382,000
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                          600,000        417,000
========================================================================
                                                               2,216,950
========================================================================
    Total U.S. Dollar Denominated
      Non-Convertible Bonds & Notes (Cost
      $84,051,208)                                            84,780,576
========================================================================

U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
  NOTES-7.93%

ADVERTISING-1.10%

Lamar Advertising Co., Conv. Unsec. Notes,
  5.25%, 09/15/06                               1,300,000      1,238,250
========================================================================

BIOTECHNOLOGY-0.44%

Roche Holding A.G., Conv. Putable Notes,
  0.30%, 01/19/15 (Acquired 03/10/00; Cost
  $624,812)(c)(d)                                 650,000        489,937
========================================================================

BROADCASTING & CABLE TV-1.25%

Charter Communications, Inc., Conv. Bonds,
  5.75%, 10/15/05 (Acquired 10/25/00; Cost
  $1,500,000)(c)                                1,500,000      1,400,625
========================================================================

COMPUTER HARDWARE-0.10%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Putable, Sub. Deb., 8.00%,
  05/01/03 (Acquired 03/07/00; Cost
  $480,000)(c)(e)(f)                              600,000        108,000
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.91%

Verizon Global Funding Corp.,-Series REGS,
  Conv. Sr. Euro Notes, 4.25%, 09/15/05         1,000,000      1,023,947
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.03%

Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb.,
  5.25%, 02/15/10                               1,000,000      1,161,250
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

SEMICONDUCTOR EQUIPMENT-0.91%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Yankee Bonds, 4.25%, 11/30/04
  (Acquired 04/05/00; Cost $1,507,813)(c)      $1,250,000   $  1,023,438
========================================================================

SEMICONDUCTORS-0.69%

TranSwitch Corp., Conv. Unsec. Unsub. Notes,
  4.50%, 09/12/05 (Acquired 09/06/00; Cost
  $1,250,000)(c)                                1,250,000        775,000
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.04%

Comverse Technology, Inc., Sr. Unsec. Conv.
  Sub. Notes, 1.50%, 12/02/05 (Acquired
  12/05/00; Cost $1,537,500)(c)                 1,500,000      1,128,750
------------------------------------------------------------------------
Kestrel Solutions, Conv. Sub. Notes, 5.50%,
  07/15/05 (Acquired 07/20/00; Cost
  $750,000)(c)(f)                                 750,000         37,500
========================================================================
                                                               1,166,250
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.46%

Nextel Communications, Inc., Sr. Conv. Notes,
  5.25%, 01/15/10 (Acquired 02/15/00; Cost
  $1,055,000)(c)                                1,000,000        522,500
========================================================================
    Total U.S. Dollar Denominated Convertible
      Bonds & Notes (Cost $12,847,384)                         8,909,197
========================================================================

                                               PRINCIPAL
                                               AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-2.26%

FRANCE-0.55%

Vivendi Environment (Environmental Services),
  Sr. Conv. Gtd. Bonds, 1.50%, 01/01/05  EUR      250,000        618,303
========================================================================

GERMANY-0.12%

Bundesrepublik Deutschland (Sovereign Debt),
  Bonds, 6.50%, 10/14/05                 EUR      135,000        134,137
========================================================================

NETHERLANDS-0.58%

KPNQwest N.V. (Alternative Carriers), Sr.
  Notes, 8.88%, 02/01/08                 EUR    1,100,000        654,880
========================================================================

U.S.A.-0.75%

Fannie Mae (Sovereign Debt), Notes, 7.25%,
  06/20/02                               NZD    2,000,000        835,210
========================================================================

UNITED KINGDOM-0.26%

Jazztel PLC (Integrated Telecommunication
  Services), Sr. Unsec. Euro Notes, 14.00%,
  04/01/09                               EUR    300,000        102,756
------------------------------------------------------------------------
ONO Finance PLC (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Euro Notes, 13.00%,
  05/31/09                               EUR    300,000        186,707
========================================================================
                                                                 289,463
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $4,061,138)                                  2,531,993
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-3.28%

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc
  Series B-Pfd. Wts., expiring 11/15/09
    (Acquired 06/13/00; Cost $0)(c)(h)                960   $        528
------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
    Cost $0)(c)(h)                                    960            528
========================================================================
                                                                   1,056
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.01%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(c)(h)                            425          8,500
========================================================================

MOVIES & ENTERTAINMENT-0.78%

Reliant Energy, Inc., $1.17 Conv. Pfd              17,000        873,800
========================================================================

MULTI-UTILITIES-1.50%

Mirant Trust I-Series A, $3.13 Conv. Pfd           28,300      1,686,680
========================================================================

PHARMACEUTICALS-0.95%

Pharmacia Corp.-$2.60 Conv. Pfd. ACES              27,000      1,066,500
========================================================================

RAILROADS-0.02%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(c)(h)                  325         21,206
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.02%

Carrier 1 International S.A.
  (Switzerland)-Wts., expiring 02/15/09
  (Acquired 09/03/99; Cost $0)(c)(h)                  150            675
------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(c)(h)                  400         28,100
========================================================================
                                                                  28,775
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,334,476)                              3,686,517
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-12.61%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.07%

Pass Through Ctfs.,
  7.00%, 07/01/29                              $   54,000         56,412
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 12/01/31                               5,109,000      5,259,077
------------------------------------------------------------------------
Unsec. Notes,
  5.13%, 10/15/08                                 165,000        170,085
------------------------------------------------------------------------
  5.50%, 09/15/11                                 200,000        209,224
========================================================================
                                                               5,694,798
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-7.54%

Pass Through Ctfs.,
  8.50%, 02/01/28                              $  835,204   $    900,710
------------------------------------------------------------------------
  7.50%, 08/01/29 to 04/01/31                   2,492,878      2,615,826
------------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 10/01/16                                  54,000         56,177
------------------------------------------------------------------------
  8.00%, 06/01/31                               1,559,039      1,648,684
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 12/01/31                               3,110,000      3,198,440
------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                  54,000         58,505
========================================================================
                                                               8,478,342
========================================================================
    Total U.S. Government Agency Securities
      (Cost $13,948,245)                                      14,173,140
========================================================================

U.S. TREASURY SECURITIES-1.98%

U.S. TREASURY NOTES-1.98%

  5.00%, 08/15/11                               2,100,000      2,221,086
========================================================================
    Total U.S. Treasury Securities (Cost
      $2,167,078)                                              2,221,086
========================================================================

ASSET-BACKED SECURITIES-0.89%

DIVERSIFIED FINANCIAL SERVICES-0.48%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00; Cost $493,835)(c)                     500,000        536,670
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

ELECTRIC UTILITIES-0.41%

Beaver Valley II Funding Corp., SLOBS, Deb.,
  9.00%, 06/01/17                              $  400,000   $    465,452
========================================================================
    Total Asset-Backed Securities (Cost
      $887,719)                                                1,002,122
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.15%

STIC Liquid Assets Portfolio(i)                   646,901        646,901
------------------------------------------------------------------------
STIC Prime Portfolio(i)                           646,901        646,901
========================================================================
    Total Money Market Funds (Cost
      $1,293,802)                                              1,293,802
========================================================================
TOTAL INVESTMENTS-105.54% (Cost $123,591,050)                118,598,433
========================================================================
OTHER ASSETS LESS LIABILITIES-(5.54%)                         (6,221,287)
========================================================================
NET ASSETS-100.00%                                          $112,377,146
________________________________________________________________________
========================================================================

Investment Abbreviations:

ACES    - Automatically Convertible Equity Security
Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro Dollar
Gtd.    - Guaranteed
Jr.     - Junior
NZD     - New Zealand Dollar
Pfd.    - Preferred
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligations
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01 was $10,088,845, which represented 8.98% of the Fund's net assets.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Security fair valued in accordance with the procedures established by the Board of Trustees.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $123,591,050)                                 $118,598,433
------------------------------------------------------------
Receivables for:
  Investments sold                                   929,689
------------------------------------------------------------
  Fund shares sold                                   182,996
------------------------------------------------------------
  Dividends and interest                           2,049,741
------------------------------------------------------------
  Foreign currency contracts outstanding              15,178
------------------------------------------------------------
Other assets                                          12,796
============================================================
    Total assets                                 121,788,833
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            8,711,796
------------------------------------------------------------
  Fund shares reacquired                             508,864
------------------------------------------------------------
Accrued distribution fees                             94,748
------------------------------------------------------------
Accrued transfer agent fees                           29,899
------------------------------------------------------------
Accrued operating expenses                            66,380
============================================================
    Total liabilities                              9,411,687
============================================================
Net assets applicable to shares outstanding     $112,377,146
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 62,707,523
____________________________________________________________
============================================================
Class B                                         $ 47,582,269
____________________________________________________________
============================================================
Class C                                         $  2,087,354
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            7,263,090
____________________________________________________________
============================================================
Class B                                            5,499,654
____________________________________________________________
============================================================
Class C                                              241,463
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       8.63
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.63 divided
      by 95.25%)                                $       9.06
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.65
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       8.64
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Interest                                         $10,495,754
------------------------------------------------------------
Dividends                                            221,426
------------------------------------------------------------
Dividends from affiliated money market funds         102,244
============================================================
    Total investment income                       10,819,424
============================================================

EXPENSES:

Advisory fees                                        869,457
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        29,357
------------------------------------------------------------
Distribution fees -- Class A                         184,652
------------------------------------------------------------
Distribution fees -- Class B                         659,005
------------------------------------------------------------
Distribution fees -- Class C                          12,668
------------------------------------------------------------
Interest                                                 895
------------------------------------------------------------
Transfer agent fees                                  394,478
------------------------------------------------------------
Trustees' fees                                         9,989
------------------------------------------------------------
Other                                                112,463
============================================================
    Total expenses                                 2,322,964
============================================================
Less: Fees waived                                   (619,956)
------------------------------------------------------------
    Expenses paid indirectly                          (5,587)
============================================================
    Net expenses                                   1,697,421
============================================================
Net investment income                              9,122,003
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (7,135,805)
------------------------------------------------------------
  Foreign currencies                                  41,986
------------------------------------------------------------
  Foreign currency contracts                          16,540
============================================================
                                                  (7,077,279)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              128,668
------------------------------------------------------------
  Foreign currencies                                   7,883
------------------------------------------------------------
  Foreign currency contracts                         (29,369)
============================================================
                                                     107,182
============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                       (6,970,097)
============================================================
Net increase in net assets resulting from
  operations                                     $ 2,151,906
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    -------------
OPERATIONS:

  Net investment income                                       $   9,122,003    $  11,458,948
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts & swap agreements                                  (7,077,279)     (27,624,530)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts & swap agreements                                     107,182       12,583,172
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                  2,151,906       (3,582,410)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (4,180,316)      (3,110,833)
--------------------------------------------------------------------------------------------
  Class B                                                        (4,789,082)      (4,335,943)
--------------------------------------------------------------------------------------------
  Class C                                                           (94,741)         (20,220)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                         --           (1,231)
--------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                           (65,346)      (1,297,698)
--------------------------------------------------------------------------------------------
  Class B                                                           (81,727)      (2,088,596)
--------------------------------------------------------------------------------------------
  Class C                                                            (1,579)          (9,264)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                         --           (2,240)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        16,986,137      (14,226,418)
--------------------------------------------------------------------------------------------
  Class B                                                       (25,288,755)     (33,405,587)
--------------------------------------------------------------------------------------------
  Class C                                                         1,712,350          279,127
--------------------------------------------------------------------------------------------
  Advisor Class*                                                         --         (104,641)
============================================================================================
    Net increase (decrease) in net assets                       (13,651,153)     (61,905,954)
============================================================================================

NET ASSETS:

  Beginning of year                                             126,028,299      187,934,253
============================================================================================
  End of year                                                 $ 112,377,146    $ 126,028,299
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 238,103,790    $ 244,842,709
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (20,429)          (3,518)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts & swap agreements             (120,728,575)    (113,726,070)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    (4,977,640)      (5,084,822)
============================================================================================
                                                              $ 112,377,146    $ 126,028,299
____________________________________________________________________________________________
============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Strategic Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is high current income, and its secondary investment objective is growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On October 31, 2001, undistributed net investment income was increased by $73,877, undistributed net realized gains increased by $74,774 and paid in capital decreased by $148,651 as a result of book/tax differences due to foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $120,664,368 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
   $ 65,749,433   October 31, 2003
   -------------------------------
      6,435,251   October 31, 2006
   -------------------------------
     15,371,600   October 31, 2007
   -------------------------------
     26,076,211   October 31, 2008
   -------------------------------
      7,031,873   October 31, 2009
   ===============================
   $120,664,368
   _______________________________
   ===============================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at October 31, 2001 were as follows:

                                 CONTRACT TO                       UNREALIZED
   SETTLEMENT               ----------------------                APPRECIATION
      DATE      CURRENCY     DELIVER      RECEIVE      VALUE     (DEPRECIATION)
   ----------  ----------   ----------   ---------   ---------   --------------
   01/07/02       EUR         (625,000)  $577,637    $561,132       $16,505
   01/07/02       NZD         (700,000)   285,180     286,507        (1,327)
   ============================================================================
                            (1,325,000)  $862,817    $847,639       $15,178
   ____________________________________________________________________________
   ============================================================================

G. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

I. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO (NY), Inc. is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $1 billion of the Fund's average daily net assets, plus 0.675% on the next $1 billion of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $2.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A shares to 1.50%. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $619,956.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $220,333 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class a shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $184,652, $659,005 and $12,668, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $17,139 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $3,289 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member became counsel to the Trustees on August 17, 2001. During the year ended October 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,039 and reductions in custodian fees of $3,548 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,587.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. During the year ended October 31, 2001, there were no securities on loan.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $101,175,179 and $107,273,697, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 4,422,002
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (9,463,648)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(5,041,646)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $123,640,079.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended October 31, 2001 and the year ended October 31, 2000 were as follows:

                                                          2001                          2000
                                               --------------------------    --------------------------
                                                 SHARES         AMOUNT         SHARES         AMOUNT
                                               ----------    ------------    ----------    ------------
Sold:
  Class A                                       4,333,296    $ 38,745,589     1,203,928    $ 11,556,535
-------------------------------------------------------------------------------------------------------
  Class B                                       1,325,776      12,001,880       727,886       7,090,652
-------------------------------------------------------------------------------------------------------
  Class C                                         329,487       2,937,367        51,395         500,167
-------------------------------------------------------------------------------------------------------
  Advisor Class*                                       --              --            25             256
=======================================================================================================
Issued as reinvestment of dividends:
  Class A                                         334,882       2,995,798       324,043       3,148,620
-------------------------------------------------------------------------------------------------------
  Class B                                         319,936       2,878,924       380,663       3,710,538
-------------------------------------------------------------------------------------------------------
  Class C                                           8,539          75,695         2,405          23,176
-------------------------------------------------------------------------------------------------------
  Advisor Class*                                       --              --            70             715
=======================================================================================================
Conversion of Advisor Class shares to Class A
  shares:**
  Class A                                              --              --        10,457         105,612
-------------------------------------------------------------------------------------------------------
  Advisor Class*                                       --              --       (10,415)       (105,612)
=======================================================================================================
Reacquired:
  Class A                                      (2,735,274)    (24,755,250)   (2,984,827)    (29,037,185)
-------------------------------------------------------------------------------------------------------
  Class B                                      (4,495,292)    (40,169,559)   (4,475,397)    (44,206,777)
-------------------------------------------------------------------------------------------------------
  Class C                                        (149,291)     (1,300,712)      (25,784)       (244,216)
=======================================================================================================
                                                 (727,941)   $ (6,590,268)   (4,795,551)   $(47,457,519)
_______________________________________________________________________________________________________
=======================================================================================================

 * Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).

** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2001       2000(a)     1999      1998(a)       1997
                                                              -------    --------    -------    --------    --------
Net asset value, beginning of period                          $  9.17    $ 10.13     $ 10.80    $  12.00    $  11.76
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.72       0.77        0.68        0.91(b)     0.74
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.53)     (0.99)      (0.66)      (1.27)       0.34
====================================================================================================================
    Total from investment operations                             0.19      (0.22)       0.02       (0.36)       1.08
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.72)     (0.52)      (0.65)      (0.65)      (0.78)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         --          --          --       (0.06)
--------------------------------------------------------------------------------------------------------------------
  Returns of capital                                            (0.01)     (0.22)      (0.04)      (0.19)         --
====================================================================================================================
    Total distributions                                         (0.73)     (0.74)      (0.69)      (0.84)      (0.84)
====================================================================================================================
Net asset value, end of period                                $  8.63    $  9.17     $ 10.13    $  10.80    $  12.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                  2.05%     (2.35)%      0.06%      (3.41)%      9.40%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $62,708    $48,865     $68,675    $102,280    $138,715
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.05%(d)   1.21%       1.41%       1.56%       1.44%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.57%(d)   1.57%       1.41%       1.56%       1.44%
====================================================================================================================
Ratio of net investment income to average net assets             7.94%(d)   7.84%       6.44%       7.73%       6.18%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            89%       309%        235%        306%        149%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $52,757,795.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2001      2000(a)      1999      1998(a)       1997
                                                              -------    -------    --------    --------    --------
Net asset value, beginning of period                          $  9.18    $ 10.15    $  10.81    $  12.01    $  11.77
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.65       0.71        0.62        0.84(b)     0.67
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.51)     (1.01)      (0.66)      (1.28)       0.33
====================================================================================================================
    Total from investment operations                             0.14      (0.30)      (0.04)      (0.44)       1.00
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.66)     (0.45)      (0.58)      (0.57)      (0.71)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         --          --          --       (0.05)
--------------------------------------------------------------------------------------------------------------------
  Returns of capital                                            (0.01)     (0.22)      (0.04)      (0.19)         --
====================================================================================================================
    Total distributions                                         (0.67)     (0.67)      (0.62)      (0.76)      (0.76)
====================================================================================================================
Net asset value, end of period                                $  8.65    $  9.18    $  10.15    $  10.81    $  12.01
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                  1.47%     (3.11)%     (0.52)%     (4.04)%      8.70%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $47,582    $76,680    $118,904    $188,660    $281,376
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.70%(d)   1.86%       2.07%       2.21%       2.09%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.22%(d)   2.22%       2.07%       2.21%       2.09%
====================================================================================================================
Ratio of net investment income to average net assets             7.29%(d)   7.18%       5.78%       7.08%       5.53%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            89%       309%        235%        306%        149%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $65,900,432.

                                                                               CLASS C
                                                              -----------------------------------------
                                                                                          MARCH 1, 1999
                                                                                           (DATE SALES
                                                              YEAR ENDED OCTOBER 31,      COMMENCED) TO
                                                              -----------------------      OCTOBER 31,
                                                               2001          2000(a)          1999
                                                              -------        --------     -------------
Net asset value, beginning of period                          $ 9.17          $10.14         $10.78
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.65            0.70           0.33
-------------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)      (0.51)          (1.00)         (0.63)
=======================================================================================================
    Total from investment operations                            0.14           (0.30)         (0.30)
=======================================================================================================
Less distributions:
  Dividends from net investment income                         (0.66)          (0.45)         (0.31)
-------------------------------------------------------------------------------------------------------
  Returns of capital                                           (0.01)          (0.22)         (0.03)
=======================================================================================================
    Total distributions                                        (0.67)          (0.67)         (0.34)
=======================================================================================================
Net asset value, end of period                                $ 8.64          $ 9.17         $10.14
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 1.47%          (3.12)%        (1.80)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,087          $  484         $  251
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.70%(c)        1.86%          2.07%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.22%(c)        2.22%          2.07%(d)
=======================================================================================================
Ratio of net investment income to average net assets            7.29%(c)        7.18%          5.78%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                           89%            309%           235%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,266,827.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

                                                                MARKET
                                                 SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-94.43%

ARGENTINA-0.00%

Banco Hipotecario S.A.-Wts., expiring
  02/02/04 (Banks) (Acquired 01/28/99; Cost
  $30,850)(a)(b)(c)                                    617   $          0
=========================================================================

BRAZIL-10.53%

Brasil Telecom Participacoes S.A. (Integrated
  Telecommunication Services)                  154,881,000      1,134,876
-------------------------------------------------------------------------
Brasil Telecom Participacoes S.A.-Pfd.
  (Integrated Telecommunication Services)      231,900,000      1,797,446
-------------------------------------------------------------------------
Companhia Energetica de Minas Gerais-Pfd.
  (Electric Utilities)                          74,700,000      1,180,140
-------------------------------------------------------------------------
Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                             159,035      1,133,920
-------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)     97,533,000      1,929,179
-------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Diversified
  Metals & Mining)(d)                               49,825      1,359,724
-------------------------------------------------------------------------
Companhia Vale do Rio Doce-Class A Pfd.
  (Diversified Metals & Mining)                     40,000      1,075,815
-------------------------------------------------------------------------
Eletropaulo Metropolitana-Pfd. (Electric
  Utilities)                                    31,516,000        780,892
-------------------------------------------------------------------------
Investimentos Itau S.A.-Pfd. (Industrial
  Conglomerates)                                 1,250,000      1,228,293
-------------------------------------------------------------------------
Investimentos Itau S.A.-Pfd.-Rts., expiring
  05/29/02 (Industrial Conglomerates)(b)            31,874          2,970
-------------------------------------------------------------------------
Petroleo Brasileiro S.A. (Integrated Oil &
  Gas)                                              48,500      1,194,526
-------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                           108,600      2,541,240
-------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes
  S.A.-ADR (Wireless Telecommunication
  Services)                                        256,200      1,511,580
-------------------------------------------------------------------------
Tele Nordeste Celular Participacoes S.A.-ADR
  (Wireless Telecommunication Services)             12,500        259,375
-------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)          184,534      2,330,636
-------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A. (Integrated
  Telecommunication Services)                   86,027,027            729
-------------------------------------------------------------------------
Telemig Celular Participacoes S.A.-ADR
  (Wireless Telecommunication Services)             10,000        210,600
-------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-Units
  (Banks)(e)                                     5,400,471        265,334
-------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-GDR (Banks)       137,016      3,356,892
-------------------------------------------------------------------------
Votorantim Celulose e Papel S.A.-ADR (Paper
  Products)                                         52,254      1,007,980
-------------------------------------------------------------------------
Votorantim Celulose e Papel S.A.-Pfd. (Paper
  Products)                                     45,587,000      1,772,506
=========================================================================
                                                               26,074,653
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

CHINA-3.07%

China Petroleum and Chemical Corp.
  (Sinopec)-Class H (Integrated Oil & Gas)(d)   10,700,000   $  1,714,941
-------------------------------------------------------------------------
China Southern Airlines Co.-Class H
  (Airlines)                                     7,622,000      2,540,960
-------------------------------------------------------------------------
Qingling Motors Co. Ltd.-Class H (Automobile
  Manufacturers)(d)                             20,080,000      3,347,053
=========================================================================
                                                                7,602,954
=========================================================================

HONG KONG-6.52%

China Unicom Ltd. (Wireless Telecommunication
  Services)(d)                                   5,441,000      5,302,099
-------------------------------------------------------------------------
China Unicom Ltd.-ADR (Wireless
  Telecommunication Services)(d)                   124,500      1,226,325
-------------------------------------------------------------------------
Cosco Pacific Ltd. (Marine Ports &
  Services)(d)                                   3,792,000      2,990,191
-------------------------------------------------------------------------
Henderson Land Development Co., Ltd. (Real
  Estate Management & Development)                 573,000      2,791,861
-------------------------------------------------------------------------
TCL International Holdings Ltd. (Consumer
  Electronics)                                  12,698,000      3,826,121
=========================================================================
                                                               16,136,597
=========================================================================

HUNGARY-0.82%

MOL Magyar Olaj-es Gazipari Rt.-GDR
  (Integrated Oil & Gas)                            96,900      2,011,644
-------------------------------------------------------------------------
Pannonplast Rt. (Commodity Chemicals)                2,126         19,993
-------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings)(c)(d)            1,400              0
=========================================================================
                                                                2,031,637
=========================================================================

INDIA-3.50%

Gujarat Ambuja Cements Equity Participation
  Ctfs., expiring 02/19/03 (Goldman Sachs)
  (Telecommunications Equipment) (Acquired
  02/07/02; Cost $1,867,321)(a)(b)               2,005,500      1,431,927
-------------------------------------------------------------------------
Hindalco Industries Ltd.-GDR (Aluminum)
  (Acquired 01/04/02-01/25/02; Cost
  $758,457)(a)                                      52,444        891,548
-------------------------------------------------------------------------
ICICI Bank Ltd.-ADR (Diversified Financial
  Services)                                        292,514      1,860,389
-------------------------------------------------------------------------
India Technology-Equity Participation Ctfs.,
  expiring 02/07/03 (Goldman Sachs) (Computer
  Hardware)(b)                                      21,710      4,484,157
=========================================================================
                                                                8,668,021
=========================================================================

INDONESIA-1.70%

Indonesian Satellite Corp. TBK (Integrated
  Telecommunication Services)                      645,500        882,114
-------------------------------------------------------------------------
PT Telekomunikusi Indonesia (Integrated
  Telecommunication Services)                    7,413,500      3,337,267
=========================================================================
                                                                4,219,381
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

ISRAEL-1.58%

IDB Development Corp. Ltd. (Multi-Sector
  Holdings)(d)                                      52,600   $  1,014,390
-------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Telecommunications
  Equipment)(d)                                     59,100        740,523
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 38,300      2,145,183
=========================================================================
                                                                3,900,096
=========================================================================

MALAYSIA-6.75%

Commerce Asset-Holdings Berhad (Banks)             759,000      1,827,568
-------------------------------------------------------------------------
Genting Berhad (Casinos & Gaming)                  545,000      2,237,339
-------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)         1,509,000      2,541,440
-------------------------------------------------------------------------
Public Bank Berhad (Banks)                       1,212,000      1,250,257
-------------------------------------------------------------------------
Public Bank Berhad (Banks)(d)                    1,102,000        916,388
-------------------------------------------------------------------------
Public Finance Berhad (Banks)                      627,000      1,072,486
-------------------------------------------------------------------------
RHB Capital Berhad (Banks)                       2,391,000      1,604,466
-------------------------------------------------------------------------
Sime Darby Berhad (Industrial Conglomerates)     1,636,000      2,324,811
-------------------------------------------------------------------------
Star Publications Berhad (Publishing &
  Printing)                                        872,000      1,617,768
-------------------------------------------------------------------------
Tanjong Public Ltd. Co. (Casinos & Gaming)(d)      466,000      1,312,141
=========================================================================
                                                               16,704,664
=========================================================================

MEXICO-8.43%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)             99,500      1,855,675
-------------------------------------------------------------------------
Carso Global Telecom-Class A1 (Integrated
  Telecommunication Services)(d)                 1,550,000      3,670,337
-------------------------------------------------------------------------
Cemex S.A. de C.V.-CPO (Construction
  Materials)                                       369,400      2,322,774
-------------------------------------------------------------------------
Cemex S.A. de CV-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $7,704)(a)(b)                      22,000         17,084
-------------------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft
  Drinks)                                           45,000      1,250,100
-------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-ADR
  (Soft Drinks)                                     55,424      2,652,038
-------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de C.V.-
  Series B (Diversified Financial
  Services)(d)                                           1              0
-------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.- Class
  O (Banks)(d)                                      57,000        151,891
-------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de
  C.V.-Class O (Banks)(d)                        4,306,490      4,265,031
-------------------------------------------------------------------------
Grupo Posadas S.A.-Series L (Hotels)(d)            752,300        424,147
-------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)(d)                                            94,228      4,259,106
=========================================================================
                                                               20,868,183
=========================================================================

RUSSIA-6.11%

AO Mosenegro-ADR (Electric Utilities)              533,255      2,234,338
-------------------------------------------------------------------------
Lukoil Holding-ADR (Integrated Oil & Gas)           41,200      2,929,765
-------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)                       81,583      2,557,627
-------------------------------------------------------------------------
RAO Unified Energy System-GDR REGS (Electric
  Utilities)(d)                                    242,640      3,625,042
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
RUSSIA-(CONTINUED)

YUKOS-ADR (Integrated Oil & Gas)                    25,700   $  3,774,315
=========================================================================
                                                               15,121,087
=========================================================================

SOUTH AFRICA-9.36%

Anglo American Platinum Corp. Ltd. (Precious
  Metals & Minerals)                                62,300      2,959,994
-------------------------------------------------------------------------
Anglo American PLC (Diversified Metals &
  Mining)                                          645,400     10,160,922
-------------------------------------------------------------------------
Barloworld Ltd. (Industrial Conglomerates)         276,000      1,668,260
-------------------------------------------------------------------------
Gold Fields Ltd. (Gold)                            188,300      2,262,212
-------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)                                37,101      2,395,519
-------------------------------------------------------------------------
Sanlam Ltd. (Life & Health Insurance)(d)         3,031,000      2,527,964
-------------------------------------------------------------------------
Standard Bank Investment Corp. Ltd. (Banks)        365,900      1,182,977
=========================================================================
                                                               23,157,848
=========================================================================

SOUTH KOREA-18.90%

Daishin Securities Co.-Pfd. (Diversified
  Financial Services)                              149,500      1,078,627
-------------------------------------------------------------------------
Hite Brewery Co., Ltd. (Brewers)                    24,300      1,366,757
-------------------------------------------------------------------------
Hyundai Development Co. (Construction &
  Engineering)(d)                                  254,000      1,404,981
-------------------------------------------------------------------------
Kangwon Land Inc. (Casinos & Gaming)(d)             10,900      1,272,653
-------------------------------------------------------------------------
Kookmin Bank-ADR (Banks)                           173,783      8,080,909
-------------------------------------------------------------------------
Korea Electric Power Corp. (Electric
  Utilities)                                       136,100      2,586,850
-------------------------------------------------------------------------
Korea Stock Price Index-Equity Participation
  Ctfs., expiring 04/14/03 (Merrill Lynch)
  (Diversified Financial Services)(b)           18,384,697      1,517,399
-------------------------------------------------------------------------
Korea Telecom Corp.-Equity Participation
  Ctfs., expiring 11/01/02 (Merrill Lynch)
  (Integrated Telecommunication Services)
  (Acquired 10/24/01; Cost $657,676)(a)(b)          18,110        817,685
-------------------------------------------------------------------------
KT CORP.-ADR (Integrated Telecommunication
  Services)                                        102,000      2,310,300
-------------------------------------------------------------------------
POSCO-ADR (Steel)                                  132,600      3,242,070
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                           8,600      2,548,642
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR (Electronic
  Equipment & Instruments) (Acquired
  07/25/01-01/02/02; Cost $2,157,161)(a)            56,300      4,219,685
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR, REGS
  (Electronic Equipment & Instruments)              51,123      7,538,086
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment & Instruments)              18,900      2,844,531
-------------------------------------------------------------------------
Samsung Securities Co. Ltd. (Diversified
  Financial Services)                               76,200      2,571,528
-------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      158,192      3,383,727
=========================================================================
                                                               46,784,430
=========================================================================

TAIWAN-11.25%

Chinatrust Commercial Bank-Equity
  Participation Ctfs., expiring 07/22/02 (ABN
  AMRO) (Diversified Financial Services)
  (Acquired 07/20/01-10/02/01; Cost
  $790,871)(a)(b)                                1,480,780      1,301,458
-------------------------------------------------------------------------

DEVELOPING MARKETS FUND

                                                                MARKET
                                                 SHARES         VALUE
TAIWAN-(CONTINUED)

First Commercial Bank-Wts.-Equity
  Participation Ctfs., expiring 04/14/04
  (Morgan Stanley) (Banks)(b)                    2,619,200   $  1,870,895
-------------------------------------------------------------------------
Fubon Securities-Wts.-Equity Participation
  Ctfs., expiring 08/29/02 (Merrill Lynch)
  (Diversified Financial Services)(b)            5,326,600      3,606,641
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR
  (Computer Storage & Peripherals) (Acquired
  04/12/02-04/19/02; Cost $1,015.080)(a)(d)        111,861        993,326
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Computer Storage & Peripherals)(d)              167,139      1,484,194
-------------------------------------------------------------------------
Realtek Semiconductor-Equity Participation
  Ctfs., expiring 01/17/05 (Salomon Smith
  Barney) (Semiconductors)(b)                      410,700      1,919,612
-------------------------------------------------------------------------
Taiwan Index Equity Participation Ctfs.,
  expiring 06/27/02 (Goldman Sachs)
  (Multi-Sector Holdings)(b)                       420,300      3,261,528
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.,
  Ltd.-Equity Participation Ctfs., expiring
  01/15/04 (Salomon Smith Barney) (Banks)(b)     2,418,417      6,058,135
-------------------------------------------------------------------------
United Microelectronics Corp.
  (Semiconductors)(d)                            1,203,590      1,839,927
-------------------------------------------------------------------------
United Microelectronics Corp. Ltd.-Equity
  Participation Ctfs., expiring 03/13/03 (UBS
  Warburg) (Semiconductors)(b)                   2,142,746      3,235,546
-------------------------------------------------------------------------
Wan Hai Lines Ltd.-Equity Participation
  Ctfs., expiring 01/17/05 (Salomon Smith
  Barney) (Marine)(b)                            2,118,000      1,099,242
-------------------------------------------------------------------------
Yageo Corp.-GDR (Electronic Equipment &
  Instruments)(d)                                  300,118      1,170,460
=========================================================================
                                                               27,840,964
=========================================================================

THAILAND-2.91%

Bangkok Bank PCL-NVDR (Banks)(c)(d)              1,630,000      1,941,149
-------------------------------------------------------------------------
National Finance PCL (Diversified Financial
  Services)(c)(d)                                1,753,900        616,471
-------------------------------------------------------------------------
National Finance PCL-NVDR (Diversified
  Financial Services)(d)                         2,885,800        867,508
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
THAILAND-(CONTINUED)

Shin Corp. PCL (Wireless Telecommunication
  Services)(d)                                   4,640,000   $  1,727,460
-------------------------------------------------------------------------
Siam Commercial Bank PCL-$1.37 Conv. Pfd.
  (Banks)(d)                                     3,655,000      2,053,798
=========================================================================
                                                                7,206,386
=========================================================================

TURKEY-1.53%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)                                    289,055,562      1,249,272
-------------------------------------------------------------------------
Yapi ve Kredi Bankasi A.S. (Banks)             887,869,500      2,547,166
=========================================================================
                                                                3,796,438
=========================================================================

UNITED KINGDOM-1.47%

India Consumer & Finance-Equity Participation
  Ctfs., expiring 02/07/03 (Goldman Sachs)
  (Diversified Financial Services)(b)                3,474      3,640,022
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $198,444,753)                           233,753,361
=========================================================================

                                                PRINCIPAL       MARKET
                                                AMOUNT(f)       VALUE
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE
  BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bonds
  (Diversified Metals & Mining) 0.00%,
  12/31/09 (Cost $0)(c)(g)                     BRL 276,400              0
=========================================================================

                                                 SHARES         VALUE
MONEY MARKET FUNDS-3.67%

STIC Liquid Assets Portfolio(h)                  4,544,748      4,544,748
-------------------------------------------------------------------------
STIC Prime Portfolio(h)                          4,544,748      4,544,748
=========================================================================
    Total Money Market Funds (Cost
      $9,089,496)                                               9,089,496
=========================================================================
TOTAL INVESTMENTS-98.10% (Cost $207,534,249)                  242,842,857
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.90%                             4,711,093
=========================================================================
NET ASSETS-100.00%                                           $247,553,950
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
CPO   - Certificates of Ordinary Participation
Ctfs  - Certificates
GDR   - Global Depositary Receipt
NVDR  - Non-Voting Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S
Rts   - Rights
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 04/30/02 was $9,672,713, which represented 3.91% of the Fund's net assets.
(b) Non-income producing securities acquired as part of a unit with or in exchange for other securities.
(c) Securities fair valued in accordance with the procedures established by the Board of Trustees.
(d) Non-income producing securities.
(e) Each unit represents one preferred share of Unibanco and one preferred B share of Unibanco Holdings.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $207,534,249)*                               $242,842,857
-----------------------------------------------------------
Foreign currencies, at value (cost
  $1,267,745)                                     1,247,157
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,207,825
-----------------------------------------------------------
  Fund shares sold                                4,431,799
-----------------------------------------------------------
  Dividends                                       1,161,197
-----------------------------------------------------------
Investment for deferred compensation plan             1,362
-----------------------------------------------------------
Collateral for securities loaned                 12,267,774
-----------------------------------------------------------
Other assets                                         49,678
===========================================================
     Total assets                               266,209,649
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,277,221
-----------------------------------------------------------
  Fund shares reacquired                            551,379
-----------------------------------------------------------
  Deferred compensation plan                          1,362
-----------------------------------------------------------
  Collateral upon return of securities loaned    12,267,774
-----------------------------------------------------------
Accrued distribution fees                           284,094
-----------------------------------------------------------
Accrued trustees' fees                                  654
-----------------------------------------------------------
Accrued transfer agent fees                          80,400
-----------------------------------------------------------
Accrued operating expenses                          192,815
===========================================================
     Total liabilities                           18,655,699
===========================================================
Net assets applicable to shares outstanding    $247,553,950
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $186,829,081
___________________________________________________________
===========================================================
Class B                                        $ 55,926,608
___________________________________________________________
===========================================================
Class C                                        $  4,798,261
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          21,069,672
___________________________________________________________
===========================================================
Class B                                           6,353,745
___________________________________________________________
===========================================================
Class C                                             545,692
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.87
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.87 divided by
       95.25%)                                 $       9.31
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.80
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.79
___________________________________________________________
===========================================================

* At April 30, 2002, securities with an aggregate market value of $11,906,188 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $145,385)                                     $ 1,846,154
-----------------------------------------------------------
Dividends from affiliated money market funds         44,331
-----------------------------------------------------------
Interest                                                514
-----------------------------------------------------------
Security lending income                              93,101
===========================================================
    Total investment income                       1,984,100
===========================================================

EXPENSES:

Advisory fees                                     1,048,307
-----------------------------------------------------------
Administrative services fees                         24,794
-----------------------------------------------------------
Custodian fees                                       79,521
-----------------------------------------------------------
Distribution fees -- Class A                        348,993
-----------------------------------------------------------
Distribution fees -- Class B                        291,629
-----------------------------------------------------------
Distribution fees -- Class C                         16,593
-----------------------------------------------------------
Transfer agent fees                                 608,296
-----------------------------------------------------------
Trustee's fees                                        4,760
-----------------------------------------------------------
Other                                               170,791
===========================================================
    Total expenses                                2,593,684
===========================================================
Less: Fees waived                                  (538,430)
-----------------------------------------------------------
    Expenses paid indirectly                         (5,179)
===========================================================
    Net expenses                                  2,050,075
===========================================================
Net investment income (loss)                        (65,975)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                             855,522
-----------------------------------------------------------
  Foreign currencies                               (179,629)
===========================================================
                                                    675,893
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          68,013,198
-----------------------------------------------------------
  Foreign currencies                                (51,367)
===========================================================
                                                 67,961,831
-----------------------------------------------------------
Net gain from investment securities and
  foreign currencies                             68,637,724
===========================================================
Net increase in net assets resulting from
  operations                                    $68,571,749
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                  2002             2001
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $     (65,975)   $   3,079,374
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                              675,893      (64,271,885)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            67,961,831        3,067,104
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  68,571,749      (58,125,407)
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (1,561,040)        (702,997)
--------------------------------------------------------------------------------------------
  Class B                                                          (329,075)              --
--------------------------------------------------------------------------------------------
  Class C                                                           (12,188)              --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        29,878,790       12,675,071
--------------------------------------------------------------------------------------------
  Class B                                                       (14,552,890)      (8,454,997)
--------------------------------------------------------------------------------------------
  Class C                                                         2,080,720          553,866
============================================================================================
    Net increase (decrease) in net assets                        84,076,066      (54,054,464)
============================================================================================

NET ASSETS:

  Beginning of period                                           163,477,884      217,532,348
============================================================================================
  End of period                                               $ 247,553,950    $ 163,477,884
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 477,128,882    $ 459,722,262
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (219,667)       1,748,611
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (264,562,848)    (265,238,741)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            35,207,583      (32,754,248)
============================================================================================
                                                              $ 247,553,950    $ 163,477,884
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital and its secondary objective is income, to the extent consistent with seeking growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $259,298,559 at October 3, 2001, is broken down by expiration date as follows:

      CAPITAL LOSS
      CARRYFORWARD                                                 EXPIRATION
      ------------                                                 ----------
      $    963,721                                              October 31, 2002
      --------------------------------------------------------------------------
         4,421,874                                              October 31, 2003
      --------------------------------------------------------------------------
        92,557,012                                              October 31, 2005
      --------------------------------------------------------------------------
        77,805,108                                              October 31, 2006
      --------------------------------------------------------------------------
         9,273,499                                              October 31, 2007
      --------------------------------------------------------------------------
        15,085,807                                              October 31, 2008
      --------------------------------------------------------------------------
        59,191,538                                              October 31, 2009
      ==========================================================================
      $259,298,559
      --------------------------------------------------------------------------
      ==========================================================================


       Utilization of such capital losses may be limited to the extent required under IRS rules.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.75%, 2.40% and 2.40%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $538,430.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $24,794 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $401,847 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $348,993, $291,629 and $16,593 respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $14,583 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $322, $0 and $160 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $1,409 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,209 and reductions in custodian fees of $3,970 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,179.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $11,906,188 were on loan to brokers. The loans were secured by cash collateral of $12,267,774 received by the Fund and invested in affiliated money market funds as follows:
$6,133,887 in STIC Liquid Assets Portfolio and $6,133,887 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $93,101 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $144,911,933 and $139,539,866, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 45,870,979
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (11,657,149)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 34,213,830
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $208,629,027.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    -----------    ------------
Sold:
  Class A                                                     12,728,110    $104,115,928      8,529,822    $ 66,809,739
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,247,650      10,581,146      1,134,573       9,569,113
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,943,476      32,078,994        516,122       3,438,363
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        154,285       1,189,539         58,770         501,891
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         36,032         276,365             --              --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          1,388          10,628             --              --
=======================================================================================================================
Issued in connection with acquisitions:
  Class A                                                             --              --      4,170,350      29,375,552*
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --      2,805,581      19,479,675*
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         72,210         500,597*
=======================================================================================================================
Reacquired:
  Class A                                                     (9,330,809)    (75,426,677)   (10,564,832)    (84,012,111)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,090,173)    (25,410,401)    (4,848,920)    (37,503,785)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (3,668,473)    (30,008,902)      (503,177)     (3,385,094)
=======================================================================================================================
                                                               2,021,486    $ 17,406,620      1,370,499    $  4,773,940
_______________________________________________________________________________________________________________________
=======================================================================================================================

* As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Latin American Growth Fund pursuant to a plan of reorganization approved by AIM Latin American Growth Fund's shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,048,141 shares of the Fund for 4,138,175 shares of AIM Latin American Growth Fund shares outstanding as of the close of business on September 7, 2001. AIM Latin American Growth Fund's net assets at that date of $49,355,824 including $(14,203,098) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $139,205,478.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS                                                      TEN MONTHS
                                                      ENDED                    YEAR ENDED OCTOBER 31,                  ENDED
                                                    APRIL 30,        -------------------------------------------    OCTOBER 31,
                                                     2002(a)         2001(a)     2000(a)     1999(a)     1998(a)      1997(b)
                                                    ----------       --------    --------    --------    -------    -----------
Net asset value, beginning of period                 $   6.32        $   8.89    $   9.86    $   7.53   $ 12.56      $  13.84
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    --            0.15        0.01        0.06      0.39(c)       0.25
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      2.64           (2.67)      (0.95)       2.36     (5.10)        (1.53)
===============================================================================================================================
    Total from investment operations                     2.64           (2.52)      (0.94)       2.42     (4.71)        (1.28)
===============================================================================================================================
Redemptions fees retained                                  --              --        0.01        0.03      0.28            --
===============================================================================================================================
Less dividends from net investment income               (0.09)          (0.05)      (0.04)      (0.12)    (0.60)           --
===============================================================================================================================
Net asset value, end of period                       $   8.87        $   6.32    $   8.89    $   9.86   $  7.53      $  12.56
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)                                         41.93%         (28.51)%     (9.52)%     33.11%   (37.09)%       (9.25)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $186,829        $110,756    $136,160    $157,198   $87,517      $457,379
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers                                       1.76%(e)        1.76%       1.87%       1.91%     1.93%         1.75%(f)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    2.26%(e)        2.26%       1.95%       2.38%     2.34%         1.83%(f)
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.10)%(e)       1.95%       0.05%       0.68%     3.84%         2.03%(f)
===============================================================================================================================
Ratio of interest expense to average net assets            --            0.00%       0.01%       0.01%     0.20%           --
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                    67%            144%        192%        125%      111%          184%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Prior to November 1, 1997 the Fund was known as G.T. Developing Markets Fund, Inc. All Capital shares issued and outstanding on October 31, 1997 were reclassified as Class A shares.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(d) Does not include sales charges and is not annualized for period less than one year.
(e) Ratios are annualized and based on average daily net assets of $154,664,138.
(f)  Annualized.


                                                                                       CLASS B
                                                          ------------------------------------------------------------------
                                                                                                            NOVEMBER 3, 1997
                                                          SIX MONTHS                                          (DATE SALES
                                                            ENDED             YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                          APRIL 30,        -----------------------------      OCTOBER 31,
                                                           2002(a)         2001(a)    2000(a)    1999(a)        1998(a)
                                                          ----------       -------    -------    -------    ----------------
Net asset value, beginning of period                       $  6.25        $  8.79    $  9.79    $  7.49              $ 12.56
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.02)          0.11      (0.06)      0.01                 0.31(b)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               2.61          (2.65)     (0.94)      2.37                (5.07)
============================================================================================================================
    Total from investment operations                          2.59          (2.54)     (1.00)      2.38                (4.76)
============================================================================================================================
Redemptions fees retained                                       --             --         --         --                 0.28
============================================================================================================================
Less dividends from net investment income                    (0.04)            --         --      (0.08)               (0.59)
============================================================================================================================
Net asset value, end of period                             $  8.80        $  6.25    $  8.79    $  9.79              $  7.49
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                              41.58%        (28.90)%   (10.21)%    32.14%              (39.76)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $55,927        $51,040    $79,754    $49,723              $   154
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers                                            2.31%(d)       2.35%      2.47%      2.51%                2.68%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         2.81%(d)       2.85%      2.55%      2.98%                3.09%(e)
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.46)%(d)      1.36%     (0.56)%     0.08%                3.09%(e)
============================================================================================================================
Ratio of interest expense to average net assets                 --           0.00%      0.01%      0.01%                0.20%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                         67%           144%       192%       125%                 111%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(d) Ratios are annualized and based on average daily net assets of $58,809,244.
(e)  Annualized.

DEVELOPING MARKETS FUND


                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                                                       MARCH 1, 1999
                                                              SIX MONTHS             YEAR ENDED        (DATE SALES
                                                               ENDED                OCTOBER 31,        COMMENCED) TO
                                                              APRIL 30,          ------------------    OCTOBER 31,
                                                              2002(a)            2001(a)    2000(a)     1999(a)
                                                              ----------         -------    -------    -------------
Net asset value, beginning of period                            $ 6.25           $ 8.79     $ 9.79        $ 7.47
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)            0.10      (0.06)           --
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.60            (2.64)     (0.94)         2.32
====================================================================================================================
    Total from investment operations                              2.58            (2.54)     (1.00)         2.32
====================================================================================================================
Less dividends from net investment income                        (0.04)              --         --            --
====================================================================================================================
Net asset value, end of period                                  $ 8.79           $ 6.25     $ 8.79        $ 9.79
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  41.42%          (28.90)%   (10.21)%       31.06%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,798           $1,682     $1,618        $  412
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                2.31%(c)         2.35%      2.47%         2.51%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.81%(c)         2.85%      2.55%         2.98%(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.46)%(c)        1.36%     (0.56)%        0.08%(d)
====================================================================================================================
Ratio of interest expense to average net assets                     --             0.00%      0.01%         0.01%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                             67%             144%       192%          125%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,346,007.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                              MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-52.70%

INTEGRATED OIL & GAS-4.16%

Conoco Inc.                                       19,200    $  538,560
----------------------------------------------------------------------
Exxon Mobil Corp.                                 20,800       835,536
======================================================================
                                                             1,374,096
======================================================================

OIL & GAS DRILLING-22.21%

ENSCO International Inc.                          33,200     1,120,832
----------------------------------------------------------------------
GlobalSantaFe Corp.                               33,300     1,168,497
----------------------------------------------------------------------
Nabors Industries, Inc.(a)                        18,400       838,120
----------------------------------------------------------------------
Noble Drilling Corp.(a)                            7,200       312,120
----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     28,400       908,800
----------------------------------------------------------------------
Pride International, Inc.(a)                      50,300       935,077
----------------------------------------------------------------------
Rowan Cos., Inc.                                  43,600     1,106,568
----------------------------------------------------------------------
Transocean Sedco Forex Inc.                       26,900       954,950
======================================================================
                                                             7,344,964
======================================================================

OIL & GAS EQUIPMENT & SERVICES-9.86%

BJ Services Co.(a)                                32,600     1,197,724
----------------------------------------------------------------------
Hydril Co.(a)                                     23,500       599,696
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      62,700       761,805
----------------------------------------------------------------------
Oceaneering International, Inc.(a)                11,200       296,800
----------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)            5,500       135,025
----------------------------------------------------------------------
Weatherford International, Inc.(a)                 5,400       269,298
======================================================================
                                                             3,260,348
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-12.31%

BP Prudhoe Bay Royalty Trust                      63,200       813,384
----------------------------------------------------------------------
Burlington Resources Inc.                          6,800       302,124
----------------------------------------------------------------------
Devon Energy Corp.                                 4,500       221,895
----------------------------------------------------------------------
Equitable Resources, Inc.                          4,200       150,990
----------------------------------------------------------------------
Murphy Oil Corp.                                   9,700       915,195
----------------------------------------------------------------------
Quicksilver Resources Inc.(a)                      8,500       207,400
----------------------------------------------------------------------
Spinnaker Exploration Co.(a)                      11,200       479,920
----------------------------------------------------------------------
XTO Energy, Inc.                                  48,000       979,200
======================================================================
                                                             4,070,108
======================================================================

OIL & GAS REFINING & MARKETING-4.16%

Premcor Inc.(a)                                    5,500       155,375
----------------------------------------------------------------------
Tesoro Petroleum Corp.(a)                         51,000       576,300
----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE

OIL & GAS REFINING & MARKETING-(CONTINUED)

Valero Energy Corp.                               14,900    $  643,084
======================================================================
                                                             1,374,759
======================================================================
    Total Domestic Common Stocks (Cost
      $16,199,935)                                          17,424,275
======================================================================
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-45.56%

CANADA-39.67%

Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                       27,500       911,699
----------------------------------------------------------------------
Canadian Oil Sands Trust (Oil & Gas)              25,300       646,009
----------------------------------------------------------------------
CE Franklin Ltd. (Oil & Gas Equipment &
  Services)(a)                                   128,800       417,312
----------------------------------------------------------------------
Clean Power Income Fund (Electric Utilities)     122,400       799,873
----------------------------------------------------------------------
Compton Petroleum Corp. (Oil & Gas
  Exploration & Production)(a)                    80,700       214,548
----------------------------------------------------------------------
Energy Savings Income Fund-Receipts (Electric
  Utilities) (Acquired 04/25/02; Cost
  $130,773)(a)(b)(c)                               8,200       134,619
----------------------------------------------------------------------
Ensign Resource Service Group, Inc. (Oil &
  Gas Drilling)                                   97,700     1,018,422
----------------------------------------------------------------------
Freehold Royalty Trust (Diversified Financial
  Services)                                       85,600       553,385
----------------------------------------------------------------------
Gabriel Resources Ltd. (Diversified Metals &
  Mining)(a)                                     232,900       601,368
----------------------------------------------------------------------
Meota Resources Corp. (Oil & Gas Exploration
  & Production)(a)                               117,200       343,717
----------------------------------------------------------------------
Olympia Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                 171,400       315,809
----------------------------------------------------------------------
Progress Energy Ltd. (Oil & Gas Exploration &
  Production)(a)                                 169,600       675,805
----------------------------------------------------------------------
ShawCor Ltd.(Oil & Gas Equipment & Services)      65,100       695,203
----------------------------------------------------------------------
Shell Canada Ltd. (Integrated Oil & Gas)          13,900       467,469
----------------------------------------------------------------------
Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                     100,000       411,221
----------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        34,900     1,212,655
----------------------------------------------------------------------
Superior Propane Income Fund (Electric
  Utilities)(a)                                   54,300       643,568
----------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                     30,200     1,290,022
----------------------------------------------------------------------
TVX Gold Inc. (Precious Metals & Minerals)(a)  1,000,000       828,817
----------------------------------------------------------------------
Zargon Oil & Gas Ltd. (Oil & Gas Exploration
  & Production)(a)                               158,600       933,298
======================================================================
                                                            13,114,819
======================================================================

FRANCE-1.85%

L'Air Liquide S.A. (Industrial Gases)              3,960       612,465
======================================================================


                                                              MARKET
                                                SHARES        VALUE

NETHERLANDS-1.52%

Royal Dutch Petroleum Co.-ADR (Integrated Oil
  & Gas)                                           9,600    $  501,696
======================================================================

UNITED KINGDOM-2.52%

BP PLC-ADR (Integrated Oil & Gas)                 16,400       833,120
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $14,218,359)                          15,062,100
======================================================================


                                                            MARKET
                                               SHARES        VALUE
MONEY MARKET FUNDS-2.28%

STIC Liquid Assets Portfolio(d)                377,269    $   377,269
---------------------------------------------------------------------
STIC Prime Portfolio(d)                        377,269    $   377,269
=====================================================================
    Total Money Market Funds (Cost $754,538)                  754,538
=====================================================================
TOTAL INVESTMENTS-100.54% (Cost $31,172,832)               33,240,913
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.54%)                        (178,971)
=====================================================================
NET ASSETS-100.00%                                        $33,061,942
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 04/30/02 represented 0.41% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $31,172,832)*                                 $33,240,913
-----------------------------------------------------------
Foreign currencies, at value (cost $792,890)        790,841
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  128,154
-----------------------------------------------------------
  Dividends                                          12,866
-----------------------------------------------------------
Investment for deferred compensation plan             1,278
-----------------------------------------------------------
Collateral for securities loaned                  4,240,196
-----------------------------------------------------------
Other assets                                         20,410
===========================================================
    Total assets                                 38,434,658
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             922,328
-----------------------------------------------------------
  Fund shares reacquired                            135,708
-----------------------------------------------------------
  Deferred compensation plan                          1,278
-----------------------------------------------------------
  Collateral upon return of securities
    loaned                                        4,240,196
-----------------------------------------------------------
Accrued distribution fees                            25,402
-----------------------------------------------------------
Accrued trustees' fees                                1,057
-----------------------------------------------------------
Accrued transfer agent fees                          16,367
-----------------------------------------------------------
Accrued operating expenses                           30,380
===========================================================
    Total liabilities                             5,372,716
===========================================================
Net assets applicable to shares outstanding     $33,061,942
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $18,346,839
___________________________________________________________
===========================================================
Class B                                         $13,221,811
___________________________________________________________
===========================================================
Class C                                         $ 1,493,292
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           1,498,868
___________________________________________________________
===========================================================
Class B                                           1,113,404
___________________________________________________________
===========================================================
Class C                                             125,668
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.24
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.24 divided
      by 95.25%)                                $     12.85
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $     11.88
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $     11.88
___________________________________________________________
===========================================================

* At April 30, 2002, securities with an aggregate market value of $4,167,597 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,532)                                      $   170,745
-----------------------------------------------------------
Dividends from affiliated money market funds         11,101
-----------------------------------------------------------
Interest                                                163
-----------------------------------------------------------
Security lending income                              16,452
===========================================================
    Total investment income                         198,461
===========================================================

EXPENSES:

Advisory fees                                       125,852
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       10,420
-----------------------------------------------------------
Distribution fees -- Class A                         33,651
-----------------------------------------------------------
Distribution fees -- Class B                         57,058
-----------------------------------------------------------
Distribution fees -- Class C                          5,207
-----------------------------------------------------------
Printing                                             41,179
-----------------------------------------------------------
Transfer agent fees                                  74,078
-----------------------------------------------------------
Trustees' fees                                        4,248
-----------------------------------------------------------
Other                                                29,430
===========================================================
    Total expenses                                  405,918
===========================================================
Less: Fees waived                                  (115,518)
-----------------------------------------------------------
    Expenses paid indirectly                           (144)
===========================================================
    Net expenses                                    290,256
===========================================================
Net investment income (loss)                        (91,795)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (2,900,585)
-----------------------------------------------------------
  Foreign currencies                                 10,626
===========================================================
                                                 (2,889,959)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           7,107,372
-----------------------------------------------------------
  Foreign currencies                                   (488)
===========================================================
                                                  7,106,884
===========================================================
Net gain from investment securities and
  foreign currencies                              4,216,925
===========================================================
Net increase in net assets resulting from
  operations                                    $ 4,125,130
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    (91,795)   $     50,642
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (2,889,959)      1,679,569
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 7,106,884      (6,590,217)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  4,125,130      (4,860,006)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (71,556)             --
------------------------------------------------------------------------------------------
  Class B                                                             (220)             --
------------------------------------------------------------------------------------------
  Class C                                                              (16)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        3,938,468       1,813,664
------------------------------------------------------------------------------------------
  Class B                                                         (490,052)        691,805
------------------------------------------------------------------------------------------
  Class C                                                          389,011         725,619
==========================================================================================
    Net increase (decrease) in net assets                        7,890,765      (1,628,918)
==========================================================================================

NET ASSETS:

  Beginning of period                                           25,171,177      26,800,095
==========================================================================================
  End of period                                               $ 33,061,942    $ 25,171,177
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 55,919,606    $ 52,082,179
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (120,748)         42,839
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (24,803,652)    (21,913,693)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            2,066,736      (5,040,148)
==========================================================================================
                                                              $ 33,061,942    $ 25,171,177
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Energy Fund, formerly AIM Global Resources Fund, (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $21,843,018, as of October 31, 2001, is broken down by expiration date as follows:

CAPITAL LOSS
CARRYFORWARD                                                     EXPIRATION
------------                                                     ----------
$20,054,017                                                October 31, 2006
---------------------------------------------------------------------------
  1,450,461                                                October 31, 2007
---------------------------------------------------------------------------
    338,540                                                October 31, 2008
===========================================================================
$21,843,018
___________________________________________________________________________
===========================================================================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. During the six months ended April 30, 2002, AIM waived fees of $115,518.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $44,386 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $33,651, $57,058 and $5,207, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $4,417 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $0, $0 and $3,939 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $759 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $143 and reductions in custodian fees of $1 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $144.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $4,167,597 were on loan to brokers. The loans were secured by cash collateral of $4,240,196 received by the Portfolio and invested in affiliated money market funds as follows: $2,120,098 in STIC Liquid Assets Portfolio and $2,120,098 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Portfolio received fees of $16,452 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $20,359,873 and $14,942,946, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 3,465,072
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,417,567)
===========================================================
Net unrealized appreciation of investment
  securities                                    $ 2,047,505
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $31,193,408.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                             SIX MONTHS               YEAR ENDED
                          ENDED APRIL 30,            OCTOBER 31,
                                2002                     2001
                       ----------------------   ----------------------
                        SHARES      AMOUNT       SHARES      AMOUNT
                       --------   -----------   --------   -----------
Sold:
  Class A               583,138   $ 6,593,577    737,964   $ 9,417,339
----------------------------------------------------------------------
  Class B               213,509     2,402,815    548,545     6,880,493
----------------------------------------------------------------------
  Class C               167,303     1,785,327    111,491     1,402,897
======================================================================
Issued as
  reinvestment of
  dividends:
  Class A                 6,136        62,830         --            --
----------------------------------------------------------------------
  Class B                    18           180         --            --
----------------------------------------------------------------------
  Class C                     1            12         --            --
======================================================================
Reacquired:
  Class A              (245,718)   (2,717,939)  (616,551)   (7,603,675)
----------------------------------------------------------------------
  Class B              (274,191)   (2,893,047)  (528,940)   (6,188,688)
----------------------------------------------------------------------
  Class C              (133,133)   (1,396,328)   (58,126)     (677,278)
======================================================================
                        317,063   $ 3,837,427    194,383   $ 3,231,088
______________________________________________________________________
======================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                          -----------------------------------------------------------------
                                                          SIX MONTHS
                                                           ENDED                      YEAR ENDED OCTOBER 31,
                                                          APRIL 30,     ---------------------------------------------------
                                                          2002(a)       2001(a)    2000(a)    1999(a)    1998(a)    1997(a)
                                                          ----------    -------    -------    -------    -------    -------
Net asset value, beginning of period                       $ 10.58      $ 12.22    $ 12.12    $ 10.95    $ 20.65    $ 17.43
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.03)        0.05       0.02       0.02      (0.11)     (0.25)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.75        (1.69)      0.08       1.15      (8.91)      4.08
===========================================================================================================================
    Total from investment operations                          1.72        (1.64)      0.10       1.17      (9.02)      3.83
===========================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.06)          --         --         --      (0.19)        --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           --         --         --      (0.49)     (0.61)
===========================================================================================================================
    Total distributions                                      (0.06)          --         --         --      (0.68)     (0.61)
===========================================================================================================================
Net asset value, end of period                             $ 12.24      $ 10.58    $ 12.22    $ 12.12    $ 10.95    $ 20.65
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                              16.40%      (13.42)%     0.74%     10.68%    (45.02)%    22.64%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $18,347      $12,224    $12,638    $15,664    $19,463    $69,975
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            2.00%(c)     2.00%      2.00%      2.00%      1.98%      2.03%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         2.89%(c)     2.84%      2.80%      2.30%      2.29%      2.13%
===========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.47)%(c)    0.45%      0.18%      0.19%     (0.75)%    (1.41)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                         59%         189%       105%       123%       201%       321%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,571,866.

GLOBAL ENERGY FUND


                                                                                   CLASS B
                                                      ------------------------------------------------------------------
                                                      SIX MONTHS
                                                       ENDED                       YEAR ENDED OCTOBER 31,
                                                      APRIL 30,     ----------------------------------------------------
                                                      2002(a)       2001(a)    2000(a)    1999(a)    1998(a)     1997(a)
                                                      ----------    -------    -------    -------    --------    -------
Net asset value, beginning of period                   $ 10.23      $11.88     $11.84     $10.75     $ 20.37     $ 17.29
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.05)      (0.01)     (0.04)     (0.04)      (0.18)      (0.33)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       1.70       (1.64)      0.08       1.13       (8.76)       4.02
========================================================================================================================
    Total from investment operations                      1.65       (1.65)      0.04       1.09       (8.94)       3.69
========================================================================================================================
Less distributions:
  Dividends from net investment income                      --          --         --         --       (0.19)         --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --          --         --         --       (0.49)      (0.61)
========================================================================================================================
    Total distributions                                     --          --         --         --       (0.68)      (0.61)
========================================================================================================================
Net asset value, end of period                         $ 11.88      $10.23     $11.88     $11.84     $ 10.75     $ 20.37
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                          16.13%     (13.89)%     0.34%     10.14%     (45.25)%     21.99%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $13,222      $12,010    $13,710    $20,019    $28,996     $86,812
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.50%(c)    2.50%      2.50%      2.50%       2.48%       2.53%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     3.39%(c)    3.34%      3.30%      2.80%       2.79%       2.63%
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.97)%(c)  (0.05)%    (0.32)%    (0.31)%     (1.25)%     (1.91)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                     59%        189%       105%       123%        201%        321%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,506,154.


                                                                                    CLASS C
                                                                ------------------------------------------------
                                                                                                   MARCH 1, 1999
                                                                SIX MONTHS       YEAR ENDED        (DATE SALES
                                                                 ENDED           OCTOBER 31,       COMMENCED) TO
                                                                APRIL 30,     -----------------    OCTOBER 31,
                                                                2002(a)       2001(a)    2000(a)    1999(a)
                                                                ----------    -------    ------    -------------
Net asset value, beginning of period                              $10.24      $11.88     $11.84       $10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)      (0.01)    (0.04)        (0.03)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     1.69       (1.63)     0.08          1.87
================================================================================================================
    Total from investment operations                                1.64       (1.64)     0.04          1.84
================================================================================================================
Net asset value, end of period                                    $11.88      $10.24     $11.88       $11.84
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                    16.02%     (13.80)%    0.34%        18.40%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $1,493      $  937     $ 453        $   41
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.50%(c)    2.50%     2.50%         2.50%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               3.39%(c)    3.34%     3.30%         2.80%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.97)%(c)  (0.05)%   (0.32)%       (0.31)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                               59%        189%      105%          123%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,050,034.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

                                                              MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-76.03%

BANKS-24.05%

Bank of America Corp.                            137,000   $  9,929,760
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 200,000      7,318,000
-----------------------------------------------------------------------
Comerica Inc.                                    115,000      7,227,750
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       181,000      6,830,940
-----------------------------------------------------------------------
FleetBoston Financial Corp.                      234,900      8,291,970
-----------------------------------------------------------------------
Investors Financial Services Corp.                68,300      5,029,612
-----------------------------------------------------------------------
Mellon Financial Corp.                            94,003      3,549,553
-----------------------------------------------------------------------
Northern Trust Corp.(a)                           73,000      3,877,760
-----------------------------------------------------------------------
PNC Financial Services Group                      81,500      4,494,725
-----------------------------------------------------------------------
Wachovia Corp.                                    87,500      3,328,500
-----------------------------------------------------------------------
Wells Fargo & Co.                                170,500      8,721,075
-----------------------------------------------------------------------
Zions Bancorp                                    114,500      6,192,160
=======================================================================
                                                             74,791,805
=======================================================================

CONSUMER FINANCE-2.57%

Countrywide Credit Industries, Inc.               38,000      1,774,980
-----------------------------------------------------------------------
MBNA Corp.                                       175,000      6,203,750
=======================================================================
                                                              7,978,730
=======================================================================

DATA PROCESSING SERVICES-3.43%

Concord EFS, Inc.(b)                             151,000      4,921,090
-----------------------------------------------------------------------
DST Systems, Inc.(b)                             116,000      5,732,720
=======================================================================
                                                             10,653,810
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-28.45%

Affiliated Managers Group, Inc.(b)                81,700      5,196,120
-----------------------------------------------------------------------
Alliance Capital Management Holding L.P.          86,000      3,956,860
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                       53,000      3,331,580
-----------------------------------------------------------------------
American Express Co.                             109,500      4,490,595
-----------------------------------------------------------------------
BlackRock, Inc.(b)                                25,000      1,150,000
-----------------------------------------------------------------------
Citigroup Inc.                                   274,501     11,885,893
-----------------------------------------------------------------------
Eaton Vance Corp.                                 68,000      2,484,040
-----------------------------------------------------------------------
Fannie Mae                                        64,500      5,090,985
-----------------------------------------------------------------------
Federated Investors, Inc.-Class B                 90,000      2,885,400
-----------------------------------------------------------------------
Freddie Mac                                       81,000      5,293,350
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   81,300      6,402,375
-----------------------------------------------------------------------
Investment Technology Group, Inc.(b)              30,000      1,380,000
-----------------------------------------------------------------------
Legg Mason, Inc.                                 132,000      6,631,680
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                    148,200      8,743,800
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        187,300      7,855,362
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  88,700      4,232,764
-----------------------------------------------------------------------
Principal Financial Group, Inc. (The)(b)          62,000      1,723,600
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

State Street Corp.                                45,000   $  2,299,950
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A           133,000      3,424,750
=======================================================================
                                                             88,459,104
=======================================================================

INDUSTRIAL CONGLOMERATES-1.60%

General Electric Co.                             158,000      4,984,900
=======================================================================

INSURANCE BROKERS-0.84%

Marsh & McLennan Cos., Inc.                       25,800      2,607,864
=======================================================================

IT CONSULTING & SERVICES-1.05%

SunGard Data Systems Inc.(b)                     110,000      3,273,600
=======================================================================

LIFE & HEALTH INSURANCE-3.85%

Nationwide Financial Services, Inc.-Class A      128,000      5,248,000
-----------------------------------------------------------------------
Prudential Financial, Inc.(b)                    103,800      3,331,980
-----------------------------------------------------------------------
StanCorp Financial Group, Inc.                    58,000      3,393,000
=======================================================================
                                                             11,972,980
=======================================================================

MANAGED HEALTH CARE-1.43%

Anthem, Inc.(b)                                   65,100      4,439,820
=======================================================================

MULTI-LINE INSURANCE-4.78%

American International Group, Inc.               143,450      9,915,264
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     71,600      4,961,880
=======================================================================
                                                             14,877,144
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.98%

PMI Group, Inc. (The)                             69,500      5,637,840
-----------------------------------------------------------------------
Radian Group Inc.                                130,000      6,747,000
=======================================================================
                                                             12,384,840
=======================================================================
    Total Domestic Common Stocks (Cost
      $217,195,871)                                         236,424,597
=======================================================================

FOREIGN STOCKS-21.60%

AUSTRALIA-1.09%

AMP Ltd. (Multi-Line Insurance)                  127,300      1,260,186
-----------------------------------------------------------------------
St. George Bank Ltd. (Banks)                     202,000      2,114,927
=======================================================================
                                                              3,375,113
=======================================================================

BERMUDA-2.31%

ACE Ltd. (Property & Casualty Insurance)          56,000      2,437,120
-----------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)              69,700      4,732,630
=======================================================================
                                                              7,169,750
=======================================================================

CANADA-3.39%

Bank of Nova Scotia (Banks)                       25,000        859,898
-----------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      78,800      2,289,897
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
CANADA-(CONTINUED)

Royal Bank of Canada (Banks)                      46,500   $  1,629,649
-----------------------------------------------------------------------
Sun Life Financial Services of Canada (Life &
  Health Insurance)                              263,400      5,778,511
=======================================================================
                                                             10,557,955
=======================================================================

FRANCE-2.41%

BNP Paribas S.A. (Banks)                         111,200      5,806,252
-----------------------------------------------------------------------
Credit Agricole S.A. (Banks)                      80,000      1,689,589
=======================================================================
                                                              7,495,841
=======================================================================

GERMANY-2.00%

Allianz A.G. (Multi-Line Insurance)               10,060      2,363,750
-----------------------------------------------------------------------
Muenchener Rueckversicherungs-
  Gesellschaft A.G. (Reinsurance)                 15,600      3,862,073
=======================================================================
                                                              6,225,823
=======================================================================

HONG KONG-1.13%

Dah Sing Financial Group (Banks)                 686,000      3,500,763
=======================================================================

IRELAND-2.54%

Anglo Irish Bank Corp. PLC (Banks)               858,800      4,623,346
-----------------------------------------------------------------------
Bank of Ireland (Banks)                          281,200      3,265,639
=======================================================================
                                                              7,888,985
=======================================================================

ITALY-1.66%

Banca Popolare di Verona (Banks)                 200,000      2,482,890
-----------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)(b)            579,800      2,688,119
=======================================================================
                                                              5,171,009
=======================================================================

JAPAN-0.28%

Nomura Securities Co., Ltd. (Diversified
  Financial Services)                             62,000        863,187
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

NETHERLANDS-0.54%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                             75,000   $  1,694,045
=======================================================================

SPAIN-1.19%

Banco Popular Espanol S.A. (Banks)                90,100      3,691,431
=======================================================================

SWITZERLAND-0.51%

UBS A.G. (Banks)                                  33,000      1,593,385
=======================================================================

UNITED KINGDOM-2.55%

Man Group PLC (Diversified Financial
  Services)                                      109,000      1,522,055
-----------------------------------------------------------------------
Northern Rock PLC (Banks)                        159,400      1,643,816
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         166,100      4,764,673
=======================================================================
                                                              7,930,544
=======================================================================
    Total Foreign Stocks (Cost $60,219,945)                  67,157,831
=======================================================================

MONEY MARKET FUNDS-2.70%

STIC Liquid Assets Portfolio(c)                4,204,389      4,204,389
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        4,204,389      4,204,389
=======================================================================
    Total Money Market Funds (Cost
      $8,408,778)                                             8,408,778
=======================================================================
TOTAL INVESTMENTS-100.33% (Cost $285,824,594)               311,991,206
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.33%)                        (1,031,974)
=======================================================================
NET ASSETS-100.00%                                         $310,959,232
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 7.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $285,824,594)*                               $311,991,206
-----------------------------------------------------------
Foreign currencies, at value (cost $87,482)          87,293
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,300,749
-----------------------------------------------------------
  Fund shares sold                                  958,271
-----------------------------------------------------------
  Dividends                                         324,340
-----------------------------------------------------------
Investment for deferred compensation plan             1,461
-----------------------------------------------------------
Collateral for securities loaned                 25,786,413
-----------------------------------------------------------
Other assets                                         27,526
===========================================================
     Total assets                               340,477,259
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           2,044,297
-----------------------------------------------------------
  Fund shares reacquired                          1,219,676
-----------------------------------------------------------
  Options written (premiums received
     $101,758)                                        7,950
-----------------------------------------------------------
  Deferred compensation plan                          1,461
-----------------------------------------------------------
  Collateral upon return of securities loaned    25,786,413
-----------------------------------------------------------
Accrued distribution fees                           301,775
-----------------------------------------------------------
Accrued trustees' fees                                  381
-----------------------------------------------------------
Accrued transfer agent fees                          93,056
-----------------------------------------------------------
Accrued operating expenses                           63,018
===========================================================
     Total liabilities                           29,518,027
===========================================================
Net assets applicable to shares outstanding    $310,959,232
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $144,007,307
___________________________________________________________
===========================================================
Class B                                        $128,663,766
___________________________________________________________
===========================================================
Class C                                        $ 38,288,159
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           6,345,785
___________________________________________________________
===========================================================
Class B                                           5,882,549
___________________________________________________________
===========================================================
Class C                                           1,750,715
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      22.69
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $22.69 divided by
       95.25%)                                 $      23.82
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      21.87
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      21.87
___________________________________________________________
===========================================================


* At April 30, 2002, securities with an aggregate market value of $25,477,046 were on loan to brokers.
STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $58,314)                                      $ 1,955,487
-----------------------------------------------------------
Dividends from affiliated money market funds        224,128
-----------------------------------------------------------
Interest                                                167
-----------------------------------------------------------
Security lending income                              29,790
===========================================================
    Total investment income                       2,209,572
===========================================================

EXPENSES:

Advisory fees                                     1,501,175
-----------------------------------------------------------
Administrative services fees                         40,711
-----------------------------------------------------------
Custodian fees                                       34,535
-----------------------------------------------------------
Distribution fees -- Class A                        359,183
-----------------------------------------------------------
Distribution fees -- Class B                        638,557
-----------------------------------------------------------
Distribution fees -- Class C                        184,992
-----------------------------------------------------------
Transfer agent fees                                 488,659
-----------------------------------------------------------
Trustees' fees                                        5,095
-----------------------------------------------------------
Other                                               132,172
===========================================================
    Total expenses                                3,385,079
===========================================================
Less: Fees waived                                    (1,824)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,759)
===========================================================
    Net expenses                                  3,381,496
===========================================================
Net investment income (loss)                     (1,171,924)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (664,615)
-----------------------------------------------------------
  Foreign currencies                                 (4,376)
-----------------------------------------------------------
  Option contracts written                          354,253
===========================================================
                                                   (314,738)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          32,018,117
-----------------------------------------------------------
  Foreign currencies                                  4,377
-----------------------------------------------------------
  Option contracts written                           93,808
===========================================================
                                                 32,116,302
===========================================================
Net gain from investment securities, foreign
  currencies and option contracts                31,801,564
===========================================================
Net increase in net assets resulting from
  operations                                    $30,629,640
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,171,924)   $ (1,479,394)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       (314,738)       (702,041)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   32,116,302     (55,478,909)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 30,629,640     (57,660,344)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,093,601)
------------------------------------------------------------------------------------------
  Class B                                                               --      (1,042,912)
------------------------------------------------------------------------------------------
  Class C                                                               --        (251,528)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        2,702,194      58,836,610
------------------------------------------------------------------------------------------
  Class B                                                        1,217,085      48,052,092
------------------------------------------------------------------------------------------
  Class C                                                        2,452,022      18,437,773
==========================================================================================
    Net increase in net assets                                  37,000,941      65,278,090
==========================================================================================

NET ASSETS:

  Beginning of period                                          273,958,291     208,680,201
==========================================================================================
  End of period                                               $310,959,232    $273,958,291
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $286,801,912    $280,430,611
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,083,928)         87,996
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (1,023,416)       (708,678)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts         26,264,664      (5,851,638)
==========================================================================================
                                                              $310,959,232    $273,958,291
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $259,675, as of October 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $1,824.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $40,711 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $259,140 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $359,183, $638,557 and $184,992, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $54,312 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $1,443, $321 and $4,383 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $2,365 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,758 and reductions in custodian fees of $1 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,759.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $25,477,046 were on loan to brokers. The loans were secured by cash collateral of $25,786,413 received by the Fund and invested in affiliated money market funds as follows:
$12,893,206 in STIC Liquid Assets Portfolio and $12,893,207 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $29,790 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $84,769,177 and $70,752,743, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $35,665,758
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (9,868,833)
===========================================================
Net unrealized appreciation of investment
  securities                                    $25,796,925
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $286,194,281.


NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         5,089        708,906
------------------------------------------------------------------------------------
Closed                                                         (3,750)      (498,388)
------------------------------------------------------------------------------------
Exercised                                                        (556)       (84,220)
------------------------------------------------------------------------------------
Expired                                                          (253)       (24,540)
====================================================================================
End of period                                                     530      $ 101,758
____________________________________________________________________________________
====================================================================================


Open call option contracts written at April 30, 2002 were as follows:

                                                                                                  APRIL 30,
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2002         UNREALIZED
ISSUE                                              MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    APPRECIATION
-----                                             --------    ------    ---------    --------    ------------    ------------
Northern Trust Corp.                               Jul-02      $65         530       $101,758       $7,950         $93,808
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 8--SHARE INFORMATION


Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,866,848    $ 41,982,068     5,052,621    $119,437,397
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        855,230      18,604,505     3,478,790      79,898,444
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        356,946       7,784,042     1,195,608      27,610,451
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        43,536       1,037,039
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        42,175         974,682
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        10,376         239,794
======================================================================================================================
Reacquired:
  Class A                                                     (1,737,743)    (39,279,874)   (2,718,336)    (61,637,826)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (799,897)    (17,387,420)   (1,519,609)    (32,821,034)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (244,716)     (5,332,020)     (435,228)     (9,412,472)
======================================================================================================================
                                                                 296,668    $  6,371,301     5,149,933    $125,326,475
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                         ---------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                         YEAR ENDED OCTOBER 31,
                                                         APRIL 30,        ----------------------------------------------------
                                                           2002           2001(a)     2000(a)    1999(a)    1998(a)    1997(a)
                                                         ----------       --------    -------    -------    -------    -------
Net asset value, beginning of period                      $  20.40        $  24.85    $23.23     $17.05     $17.22     $ 14.20
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.06)          (0.06)    (0.07)     (0.02)      0.07        0.04
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               2.35           (4.13)     5.87       6.25       0.37        3.97
==============================================================================================================================
    Total from investment operations                          2.29           (4.19)     5.80       6.23       0.44        4.01
==============================================================================================================================
Less distributions:
  Dividends from net investment income                          --              --     (0.25)     (0.02)     (0.01)         --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           (0.26)    (3.93)     (0.03)     (0.60)      (0.99)
==============================================================================================================================
    Total distributions                                         --           (0.26)    (4.18)     (0.05)     (0.61)      (0.99)
==============================================================================================================================
Net asset value, end of period                            $  22.69        $  20.40    $24.85     $23.23     $17.05     $ 17.22
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                              11.23%         (17.03)%   30.06%     36.62%      2.53%      29.91%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $144,007        $126,816   $95,393    $30,987    $28,433     $29,639
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                            1.93%(c)        1.85%     2.00%      1.99%      1.97%       2.29%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                         1.93%(c)        1.85%     2.00%      2.12%      1.99%       2.36%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.49)%(c)      (0.26)%   (0.33)%    (0.08)%     0.37%       0.23%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                         25%             53%       41%       107%       111%         91%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $144,863,879.


                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        -----------------------------------------------------------
                                                       2002           2001(a)      2000(a)      1999(a)      1998(a)      1997(a)
                                                     ----------       ---------    ---------    ---------    ---------    -------
Net asset value, beginning of period                  $  19.71        $  24.14      $ 22.67      $ 16.71      $ 16.97     $ 14.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.11)          (0.17)       (0.18)       (0.12)       (0.02)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       2.27           (4.00)        5.72         6.11         0.37        3.94
=================================================================================================================================
    Total from investment operations                      2.16           (4.17)        5.54         5.99         0.35        3.90
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --              --        (0.14)          --        (0.01)         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --           (0.26)       (3.93)       (0.03)       (0.60)      (0.99)
=================================================================================================================================
    Total distributions                                     --           (0.26)       (4.07)       (0.03)       (0.61)      (0.99)
=================================================================================================================================
Net asset value, end of period                        $  21.87        $  19.71      $ 24.14      $ 22.67      $ 16.71     $ 16.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          10.96%         (17.45)%      29.40%       35.91%        2.08%      29.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $128,664        $114,852      $92,343      $49,619      $48,785     $47,585
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        2.43%(c)        2.35%        2.50%        2.49%        2.47%       2.79%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     2.43%(c)        2.35%        2.50%        2.62%        2.49%       2.86%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.99)%(c)      (0.76)%      (0.83)%      (0.58)%      (0.13)%     (0.27)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     25%             53%          41%         107%         111%         91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $128,769,765.


                                                                                       CLASS C
                                                             ------------------------------------------------------------
                                                             SIX MONTHS         YEAR ENDED         MARCH 1, 1999
                                                              ENDED            OCTOBER 31,         (DATE SALES COMMENCED)
                                                             APRIL 30,     --------------------    TO OCTOBER 31,
                                                               2002        2001(a)     2000(a)        1999(a)
                                                             ----------    --------    --------    ----------------------
Net asset value, beginning of period                          $ 19.71      $ 24.14     $ 22.67             $19.58
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)       (0.17)      (0.18)             (0.08)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.27        (4.00)       5.72               3.17
=========================================================================================================================
    Total from investment operations                             2.16        (4.17)       5.54               3.09
=========================================================================================================================
Less distributions:
  Dividends from net investment income                             --           --       (0.14)                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.26)      (3.93)                --
=========================================================================================================================
    Total distributions                                            --        (0.26)      (4.07)                --
=========================================================================================================================
Net asset value, end of period                                $ 21.87      $ 19.71     $ 24.14             $22.67
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                 10.96%      (17.45)%     29.40%             15.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $38,288      $32,290     $20,944             $  605
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.43%(c)     2.35%       2.50%              2.49%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.43%(c)     2.35%       2.50%              2.62%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        (0.99)%(c)   (0.76)%     (0.83)%            (0.58)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            25%          53%         41%               107%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,305,059.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC COMMON STOCKS-75.55%

BIOTECHNOLOGY-9.39%

Affymetrix, Inc.(a)                               209,400   $  5,312,478
------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(a)                  660,000     12,196,800
------------------------------------------------------------------------
Amgen, Inc.(a)(b)                                 150,000      7,932,000
------------------------------------------------------------------------
Applied Molecular Evolution, Inc.(a)                5,000         37,400
------------------------------------------------------------------------
ArQule Inc.(a)                                     10,000         95,000
------------------------------------------------------------------------
Biogen, Inc.(a)                                    15,000        652,050
------------------------------------------------------------------------
BioMarin Pharmaceuticals Inc.(a)                   85,000        512,550
------------------------------------------------------------------------
Cell Genesys, Inc.(a)                             140,000      1,989,400
------------------------------------------------------------------------
Cell Therapeutics, Inc.(a)                            100          1,242
------------------------------------------------------------------------
Cephalon, Inc.(a)                                     100          5,864
------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                         230,000      6,888,500
------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                       1,000          6,170
------------------------------------------------------------------------
Corvas International, Inc.(a)                     822,500      2,582,650
------------------------------------------------------------------------
CV Therapeutics, Inc.(a)                           90,000      2,604,600
------------------------------------------------------------------------
Diacrin, Inc.(a)                                      100            163
------------------------------------------------------------------------
Exelixis, Inc.(a)                                     100            990
------------------------------------------------------------------------
Genencor International Inc.(a)                        100          1,055
------------------------------------------------------------------------
Genentech, Inc.(a)                                 40,000      1,420,000
------------------------------------------------------------------------
Genzyme Corp.(a)                                  110,000      4,503,400
------------------------------------------------------------------------
Genzyme Molecular Oncology(a)                     150,000        577,650
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                            1,000         31,120
------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                    396,000      6,233,040
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                         100          5,495
------------------------------------------------------------------------
ILEX Oncology, Inc.(a)                              1,000         16,390
------------------------------------------------------------------------
Incyte Genomics, Inc.(a)                        1,130,000      9,277,300
------------------------------------------------------------------------
Invitrogen Corp.(a)                                   100          3,468
------------------------------------------------------------------------
Maxygen Inc.(a)                                     5,000         46,100
------------------------------------------------------------------------
Medarex, Inc.(a)                                      100          1,014
------------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                       100          3,289
------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(a)                         100            795
------------------------------------------------------------------------
Orchid Biosciences, Inc.(a)                        65,000        150,150
------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                    1,275,000     22,899,000
------------------------------------------------------------------------
SangStat Medical Corp.(a)                           1,000         23,300
------------------------------------------------------------------------
Sequenom Inc.(a)                                    1,000          5,890
------------------------------------------------------------------------
Titan Pharmaceuticals, Inc.(a)                    700,000      4,375,000
------------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                      100          3,986
------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(a)                       100          2,127
------------------------------------------------------------------------
XOMA Ltd.(a)                                        1,000          3,730
========================================================================
                                                              90,401,156
========================================================================

                                                               MARKET
                                                 SHARES        VALUE


ELECTRONIC EQUIPMENT & INSTRUMENTS-0.92%

Fisher Scientific International Inc.(a)             1,000   $     28,480
------------------------------------------------------------------------
PerkinElmer, Inc.                                     100          1,280
------------------------------------------------------------------------
Varian Inc.(a)(b)                                 260,500      8,789,270
------------------------------------------------------------------------
Waters Corp.(a)                                       100          2,695
========================================================================
                                                               8,821,725
========================================================================

ENVIRONMENTAL SERVICES-0.01%

Stericycle, Inc.(a)                                 1,000         67,530
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.89%

AmerisourceBergen Corp.(b)                         70,000      5,425,000
------------------------------------------------------------------------
AMN Healthcare Services, Inc.(a)                      100          3,081
------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                        100          2,599
------------------------------------------------------------------------
Cross Country, Inc.(a)                                100          3,026
------------------------------------------------------------------------
DaVita, Inc.(a)                                     1,000         25,920
------------------------------------------------------------------------
Express Scripts, Inc.(a)                              100          6,321
------------------------------------------------------------------------
Informax, Inc.(a)                                  20,000         25,000
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             1,000         99,200
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           15,000        472,200
------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                           100          3,402
------------------------------------------------------------------------
Omnicell, Inc.(a)                                     100            562
------------------------------------------------------------------------
Owens & Minor, Inc.                                 1,000         20,690
------------------------------------------------------------------------
PSS World Medical, Inc.(a)                          1,000          9,900
------------------------------------------------------------------------
Syncor International Corp.(a)(b)                   80,000      2,500,800
========================================================================
                                                               8,597,701
========================================================================

HEALTH CARE EQUIPMENT-7.98%

ABIOMED, Inc.(a)                                   10,000         70,100
------------------------------------------------------------------------
ATS Medical, Inc.(a)(c)                         1,550,000      2,960,500
------------------------------------------------------------------------
Becton, Dickinson & Co.                           200,000      7,434,000
------------------------------------------------------------------------
Caliper Technologies Corp.(a)                       1,000         10,530
------------------------------------------------------------------------
Cambridge Heart, Inc.(a)                           10,000         14,000
------------------------------------------------------------------------
Cardiac Science, Inc.(a)                        2,465,000      7,148,500
------------------------------------------------------------------------
ChromaVision Medical Systems, Inc.(a)              10,000         19,000
------------------------------------------------------------------------
CONMED Corp.(a)                                       100          2,700
------------------------------------------------------------------------
Cygnus, Inc.(a)                                     5,000         23,550
------------------------------------------------------------------------
Endocare, Inc.(a)                                  10,000        191,900
------------------------------------------------------------------------
Guidant Corp.(a)                                1,070,000     40,232,000
------------------------------------------------------------------------
Medtronic, Inc.                                    50,000      2,234,500
------------------------------------------------------------------------
Mentor Corp.                                      100,000      4,005,000
------------------------------------------------------------------------
Therasense, Inc.(a)                                   100          2,500
------------------------------------------------------------------------
Thoratec Corp.(a)                               1,200,000      9,852,000
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
HEALTH CARE EQUIPMENT-(CONTINUED)

Varian Medical Systems, Inc.(a)                     2,000   $     86,700
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                       1,000         18,960
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                            1,000         34,710
------------------------------------------------------------------------
Zoll Medical Corp.(a)                              65,000      2,471,300
========================================================================
                                                              76,812,450
========================================================================

HEALTH CARE FACILITIES-25.91%

Community Health Systems, Inc.(a)               2,220,000     64,424,400
------------------------------------------------------------------------
HCA Inc.                                          240,000     11,469,600
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     980,000     20,913,200
------------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                                  100          1,510
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                        1,000         42,000
------------------------------------------------------------------------
Medcath Corp.(a)                                      100          1,805
------------------------------------------------------------------------
Province Healthcare Co.(a)                        210,000      8,087,100
------------------------------------------------------------------------
RehabCare Group, Inc.(a)                              100          2,665
------------------------------------------------------------------------
Select Medical Corp.(a)                               100          1,505
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)(b)                      930,000     68,234,100
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          860,000     36,120,000
------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                           1,000         28,900
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        860,000     40,033,000
========================================================================
                                                             249,359,785
========================================================================

HEALTH CARE SUPPLIES-0.63%

Bausch & Lomb, Inc.                               130,000      4,676,100
------------------------------------------------------------------------
DJ Orthopedics Inc.(a)                             20,000        171,200
------------------------------------------------------------------------
MedSource Technologies, Inc.(a)                    50,000        649,500
------------------------------------------------------------------------
STAAR Surgical Co.(a)                             107,600        528,316
========================================================================
                                                               6,025,116
========================================================================

HOUSEHOLD APPLIANCES-0.01%

Helen of Troy Ltd.(a)                              10,000        138,100
========================================================================

MANAGED HEALTH CARE-0.66%

AMERIGROUP Corp.(a)                                   100          3,055
------------------------------------------------------------------------
Anthem, Inc.(a)                                       100          6,820
------------------------------------------------------------------------
CIGNA Corp.                                           100         10,900
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                         100          3,150
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                  1,000         30,260
------------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                          1,000        100,660
------------------------------------------------------------------------
UnitedHealth Group Inc.                            70,000      6,146,700
------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                     100          7,508
========================================================================
                                                               6,309,053
========================================================================

PHARMACEUTICALS-29.15%

Abbott Laboratories                                 1,000         53,950
------------------------------------------------------------------------
Allergan, Inc.                                     15,000        988,650
------------------------------------------------------------------------
Argonaut Technologies Inc.(a)                         100            233
------------------------------------------------------------------------
Barr Laboratories, Inc.(a)                          1,000         66,650
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          230,000      6,624,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

PHARMACEUTICALS-(CONTINUED)

Eli Lilly & Co.                                    10,000   $    660,500
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      530,000     40,884,200
------------------------------------------------------------------------
Guilford Pharmaceuticals Inc.(a)                  740,000      5,698,000
------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                       1,808,000     50,009,280
------------------------------------------------------------------------
InterMune Inc.(a)                                  60,000      1,605,000
------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)                   1,300,000     16,458,000
------------------------------------------------------------------------
IVAX Corp.(a)                                      11,000        129,800
------------------------------------------------------------------------
Johnson & Johnson                                   1,000         63,860
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                   1,550,000     48,577,000
------------------------------------------------------------------------
Merck & Co., Inc.                                   1,000         54,340
------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)                          100          2,981
------------------------------------------------------------------------
OraPharma, Inc.(a)                                250,000        825,000
------------------------------------------------------------------------
Pfizer Inc.                                     1,365,900     49,650,465
------------------------------------------------------------------------
Pharmacia Corp.                                 1,070,000     44,116,100
------------------------------------------------------------------------
PRAECIS Pharmaceutical Inc.(a)                  2,020,000      7,231,600
------------------------------------------------------------------------
Schering-Plough Corp.                             230,000      6,279,000
------------------------------------------------------------------------
SICOR Inc.(a)                                         100          1,772
------------------------------------------------------------------------
Wyeth                                              10,000        570,000
========================================================================
                                                             280,550,381
========================================================================

SEMICONDUCTOR EQUIPMENT-0.00%

Varian Semiconductor Equipment Associates,
  Inc.(a)                                           1,000         46,720
========================================================================
    Total Domestic Common Stocks (Cost
      $651,868,460)                                          727,129,717
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-21.32%

CANADA-0.00%

Dynacare Inc. (Health Care Distributors &
  Services)(a)                                      1,000         16,890
========================================================================

DENMARK-0.11%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        35,000      1,025,958
========================================================================

FRANCE-5.86%

Aventis S.A. (Pharmaceuticals)                    200,000     14,196,942
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          660,000     42,215,423
========================================================================
                                                              56,412,365
========================================================================

GERMANY-2.42%

Altana A.G. (Pharmaceuticals)                     100,000      5,590,553
------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                 15,000        493,562
------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                      582,800     17,209,035
========================================================================
                                                              23,293,150
========================================================================

ISRAEL-3.16%

Lumenis Ltd. (Health Care Equipment)(a)            55,000        469,150
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               535,000     29,965,350
========================================================================
                                                              30,434,500
========================================================================


                                                               MARKET
                                                 SHARES        VALUE

JAPAN-5.90%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               290,000   $  3,875,088
------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               190,000      2,266,936
------------------------------------------------------------------------
Daiichi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               100,000      1,948,355
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                 180,000      4,620,051
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(d)                            190,000      4,640,274
------------------------------------------------------------------------
Hokuriku Seiyaku Co., Ltd. (Pharmaceuticals)       10,000        201,836
------------------------------------------------------------------------
Kissei Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               340,000      4,670,141
------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               130,000      2,937,310
------------------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd. (Pharmaceuticals)     240,000      1,368,282
------------------------------------------------------------------------
Mitsubishi Pharma Corp. (Pharmaceuticals)          60,000        574,006
------------------------------------------------------------------------
Ono Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                50,000      1,633,351
------------------------------------------------------------------------
Rohto Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               300,000      2,076,690
------------------------------------------------------------------------
Sankyo Co., Ltd. (Pharmaceuticals)                500,000      7,602,862
------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                70,000        805,787
------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)             30,000        438,205
------------------------------------------------------------------------
Taisho Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               240,000      3,864,043
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               125,000      5,463,950
------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd. (Pharmaceuticals)        150,000      1,416,349
------------------------------------------------------------------------
Terumo Corp. (Health Care Equipment)              200,000      2,954,033
------------------------------------------------------------------------
Uni-Charm Corp. (The) (Household Products)          5,000        131,057
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

JAPAN-(CONTINUED)

Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               120,000   $  3,304,037
========================================================================
                                                              56,792,643
========================================================================

NETHERLANDS-1.70%

Akzo Nobel N.V. (Diversified Chemicals)           380,000     16,321,352
========================================================================

NEW ZEALAND-0.00%

Fisher & Paykel Healthcare Corp. Ltd.-ADR
  (Health Care Equipment)(a)                          100          1,670
========================================================================

SWITZERLAND-0.06%

Alcon, Inc. (Health Care Supplies)(a)              15,000        519,750
------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                     1,000         42,009
========================================================================
                                                                 561,759
========================================================================

UNITED KINGDOM-2.11%

Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                          1,750,000     12,983,572
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)(a)                            330,000      7,326,000
========================================================================
                                                              20,309,572
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $205,085,860)                          205,169,859
========================================================================

MONEY MARKET FUNDS-2.47%

STIC Liquid Assets Portfolio(e)                11,892,445     11,892,445
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        11,892,445     11,892,445
========================================================================
    Total Money Market Funds (Cost
      $23,784,890)                                            23,784,890
========================================================================
TOTAL INVESTMENTS-99.34% (Cost $880,739,210)                 956,084,466
========================================================================
OTHER ASSETS LESS LIABILITIES-0.66%                            6,374,301
========================================================================
NET ASSETS-100.00%                                          $962,458,767
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Affiliated issuer in which the Fund's holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 04/30/02 represented 0.31% of the Fund's net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $880,739,210)*                              $  956,084,466
------------------------------------------------------------
Foreign currencies, at value (cost
  $7,333,182)                                      7,325,812
------------------------------------------------------------
Receivables for:
  Investments sold                                23,457,521
------------------------------------------------------------
  Fund shares sold                                 2,567,137
------------------------------------------------------------
  Dividends                                          774,142
------------------------------------------------------------
Investment for deferred compensation plan              1,787
------------------------------------------------------------
Collateral for securities loaned                 133,024,928
------------------------------------------------------------
Other assets                                          44,826
============================================================
    Total assets                               1,123,280,619
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           23,261,823
------------------------------------------------------------
  Fund shares reacquired                           1,742,877
------------------------------------------------------------
  Options written (premiums received
    $1,574,262)                                    1,766,975
------------------------------------------------------------
  Deferred compensation plan                           1,787
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       133,024,928
------------------------------------------------------------
Accrued distribution fees                            820,660
------------------------------------------------------------
Accrued trustees' fees                                 1,513
------------------------------------------------------------
Accrued transfer agent fees                          158,358
------------------------------------------------------------
Accrued operating expenses                            42,931
============================================================
    Total liabilities                            160,821,852
============================================================
Net assets applicable to shares outstanding   $  962,458,767
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  657,403,487
____________________________________________________________
============================================================
Class B                                       $  248,986,497
____________________________________________________________
============================================================
Class C                                       $   56,068,783
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           24,390,918
____________________________________________________________
============================================================
Class B                                            9,994,411
____________________________________________________________
============================================================
Class C                                            2,249,726
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        26.95
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.95 divided by
      95.25%)                                 $        28.29
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.91
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        24.92
____________________________________________________________
============================================================

* At April 30, 2002, securities with an aggregate market value of $131,859,402 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $176,678)                                 $  1,853,538
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             400,015
-----------------------------------------------------------
Interest                                              1,482
-----------------------------------------------------------
Security lending income                             114,456
===========================================================
    Total investment income                       2,369,491
===========================================================

EXPENSES:

Advisory fees                                     4,401,397
-----------------------------------------------------------
Administrative services fees                         80,390
-----------------------------------------------------------
Custodian fees                                      138,547
-----------------------------------------------------------
Distribution fees -- Class A                      1,569,453
-----------------------------------------------------------
Distribution fees -- Class B                      1,200,047
-----------------------------------------------------------
Distribution fees -- Class C                        235,722
-----------------------------------------------------------
Transfer agent fees                               1,149,928
-----------------------------------------------------------
Trustees' fees                                        5,651
-----------------------------------------------------------
Other                                               213,542
===========================================================
    Total expenses                                8,994,677
===========================================================
Less: Fees waived                                    (3,331)
-----------------------------------------------------------
    Expenses paid indirectly                        (26,074)
===========================================================
    Net expenses                                  8,965,272
===========================================================
Net investment income (loss)                     (6,595,781)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                          77,876,505
-----------------------------------------------------------
  Foreign currencies                                123,624
-----------------------------------------------------------
  Option contracts written                        2,656,222
===========================================================
                                                 80,656,351
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (42,559,695)
-----------------------------------------------------------
  Foreign currencies                                (97,244)
-----------------------------------------------------------
  Option contracts written                         (545,196)
===========================================================
                                                (43,202,135)
===========================================================
Net gain from investment securities,
  foreign currencies and option contracts        37,454,216
===========================================================
Net increase in net assets resulting from
  operations                                   $ 30,858,435
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (6,595,781)   $(10,479,253)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             80,656,351     137,032,083
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (43,202,135)    (65,109,810)
==========================================================================================
    Net increase in net assets resulting from operations        30,858,435      61,443,020
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (81,059,023)    (50,675,258)
------------------------------------------------------------------------------------------
  Class B                                                      (33,691,146)    (17,239,849)
------------------------------------------------------------------------------------------
  Class C                                                       (6,133,328)     (1,699,076)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      128,754,233     131,650,882
------------------------------------------------------------------------------------------
  Class B                                                       55,717,638      77,709,705
------------------------------------------------------------------------------------------
  Class C                                                       24,511,548      24,665,881
==========================================================================================
    Net increase in net assets                                 118,958,357     225,855,305
==========================================================================================

NET ASSETS:

  Beginning of period                                          843,500,410     617,645,105
==========================================================================================
  End of period                                               $962,458,767    $843,500,410
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $816,247,262    $607,263,843
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (6,596,496)           (715)
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts         77,691,768     117,918,914
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                             75,116,233     118,318,368
==========================================================================================
                                                              $962,458,767    $843,500,410
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $3,331.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $80,390 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $644,275 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,569,453, $1,200,047 and $235,722, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $206,328 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $399, $0 and $10,338 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $2,859 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,186 and reductions in custodian fees of $20,888 under expense an offset arrangement which resulted in a reduction of the Fund's total expenses of $26,074.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the

Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $131,859,402 were on loan to brokers. The loans were secured by cash collateral of $133,024,928 received by the Fund and invested in affiliated money market funds as follows:
$66,512,464 in STIC Liquid Assets Portfolio and $66,512,464 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $114,456 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $883,925,558 and $678,371,722, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $130,088,538
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (55,854,648)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 74,233,890
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $881,850,576.


NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                   ------------------------
                                   NUMBER OF     PREMIUMS
                                   CONTRACTS     RECEIVED
                                   ---------    -----------
Beginning of period                   9,710     $ 3,140,113
-----------------------------------------------------------
Written                              25,356       8,257,076
-----------------------------------------------------------
Closed                              (18,556)     (6,171,551)
-----------------------------------------------------------
Exercised                            (3,063)       (674,793)
-----------------------------------------------------------
Expired                              (8,517)     (2,976,583)
===========================================================
End of period                         4,930     $ 1,574,262
___________________________________________________________
===========================================================


  Open call option contracts written at April 30, 2002 were as follows:

                                                                   APRIL 30,
                                                                      2002        UNREALIZED
                      CONTRACT   STRIKE   NUMBER OF    PREMIUMS      MARKET      APPRECIATION
ISSUE                  MONTH     PRICE    CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-----                 --------   ------   ---------   ----------   ----------   --------------
AmerisourceBergen
  Corp.                May-02     $65         700     $  403,888   $  882,000     $(478,112)
----------------------------------------------------------------------------------------------
Amgen Inc.             May-02      55       1,500        565,483      135,000       430,483
----------------------------------------------------------------------------------------------
Syncor International
  Corp.                May-02      30         800        285,591      178,000       107,591
----------------------------------------------------------------------------------------------
Tenet Healthcare
  Corp.                May-02      70       1,300        120,896      520,000      (399,104)
----------------------------------------------------------------------------------------------
Varian Inc.            May-02      35         630        198,404       51,975       146,429
==============================================================================================
                                            4,930     $1,574,262   $1,766,975     $(192,713)
______________________________________________________________________________________________
==============================================================================================

NOTE 8--SHARE INFORMATION


Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      4,415,154    $123,497,168     6,036,134    $182,779,234
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,764,446      71,789,219     4,479,506     126,599,025
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        983,395      25,506,365     1,095,249      31,149,126
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,814,454      75,258,583     1,674,855      47,029,924
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,271,791      31,489,554       607,446      16,042,076
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        231,215       5,727,183        62,106       1,640,220
======================================================================================================================
Reacquired:
  Class A                                                     (2,486,426)    (70,001,518)   (3,349,804)    (98,158,276)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,858,230)    (47,561,135)   (2,348,659)    (64,931,396)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (262,048)     (6,722,000)     (292,645)     (8,123,465)
======================================================================================================================
                                                               7,873,751    $208,983,419     7,964,188    $234,026,468
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                          YEAR ENDED OCTOBER 31,
                                                      APRIL 30,       --------------------------------------------------------
                                                       2002(a)        2001(a)     2000(a)     1999(a)     1998(a)     1997(a)
                                                      ----------      --------    --------    --------    --------    --------
Net asset value, beginning of period                   $  29.93       $  30.12    $  24.00    $  20.15    $  27.98    $  23.60
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.18)         (0.39)      (0.22)      (0.19)      (0.21)      (0.25)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        1.26           3.44        8.62        4.04       (0.91)       6.48
==============================================================================================================================
    Total from investment operations                       1.08           3.05        8.40        3.85       (1.12)       6.23
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                   (4.06)         (3.24)      (2.28)         --       (6.70)      (1.85)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments              --             --          --          --       (0.01)         --
==============================================================================================================================
    Total distributions                                   (4.06)         (3.24)      (2.28)         --       (6.71)      (1.85)
==============================================================================================================================
Net asset value, end of period                         $  26.95       $  29.93    $  30.12    $  24.00    $  20.15    $  27.98
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            3.71%         10.85%      38.49%      19.11%      (4.71)%     28.36%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $657,403       $588,072    $460,445    $357,747    $357,534    $472,083
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                    1.81%(c)       1.75%       1.73%       1.82%       1.84%       1.80%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)%(c)     (1.28)%     (0.85)%     (0.81)%     (0.98)%     (1.03)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      78%           207%        242%        123%        187%        149%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $632,983,857.


                                                                                      CLASS B
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                          YEAR ENDED OCTOBER 31,
                                                      APRIL 30,       --------------------------------------------------------
                                                       2002(a)        2001(a)     2000(a)     1999(a)     1998(a)     1997(a)
                                                      ----------      --------    --------    --------    --------    --------
Net asset value, beginning of period                   $  28.03       $  28.53    $  22.96    $  19.37    $  27.27    $  23.15
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.23)         (0.51)      (0.34)      (0.30)      (0.30)      (0.37)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        1.17           3.25        8.19        3.89       (0.89)       6.34
==============================================================================================================================
    Total from investment operations                       0.94           2.74        7.85        3.59       (1.19)       5.97
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                   (4.06)         (3.24)      (2.28)         --       (6.70)      (1.85)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments              --             --          --          --       (0.01)         --
==============================================================================================================================
    Total distributions                                   (4.06)         (3.24)      (2.28)         --       (6.71)      (1.85)
==============================================================================================================================
Net asset value, end of period                         $  24.91       $  28.03    $  28.53    $  22.96    $  19.37    $  27.27
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            3.44%         10.32%      37.78%      18.53%      (5.20)%     27.75%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $248,986       $219,036    $144,861    $102,916    $100,311    $147,440
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                    2.31%(c)       2.25%       2.23%       2.33%       2.34%       2.30%
==============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (1.78)%(c)     (1.78)%     (1.35)%     (1.32)%     (1.48)%     (1.53)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      78%           207%        242%        123%        187%        149%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $241,998,547.


                                                                                        CLASS C
                                                                -------------------------------------------------------
                                                                  SIX
                                                                MONTHS                                    MARCH 1, 1999
                                                                 ENDED              YEAR ENDED            (DATE SALES
                                                                 APRIL             OCTOBER 31,            COMMENCED) TO
                                                                  30,         ----------------------      OCTOBER 31,
                                                                2002(a)       2001(a)       2000(a)        1999(a)
                                                                --------      --------      --------      -------------
Net asset value, beginning of period                            $ 28.03       $ 28.53       $ 22.96          $22.50
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.23)        (0.51)        (0.34)          (0.21)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.18          3.25          8.19            0.67
=======================================================================================================================
    Total from investment operations                               0.95          2.74          7.85            0.46
=======================================================================================================================
Less distributions from net realized gains                        (4.06)        (3.24)        (2.28)             --
=======================================================================================================================
Net asset value, end of period                                  $ 24.92       $ 28.03       $ 28.53          $22.96
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                    3.47%        10.32%        37.77%           2.04%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $56,069       $36,366       $12,339          $1,278
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                            2.31%(c)      2.25%         2.23%           2.33%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.78)%(c)    (1.78)%       (1.35)%         (1.32)%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                              78%          207%          242%            123%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $47,535,025.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                              MARKET
                                                 SHARES        VALUE
DOMESTIC STOCKS-57.82%

ADVERTISING-0.85%

Lamar Advertising Co.(a)                            3,600   $   154,548
=======================================================================

AEROSPACE & DEFENSE-1.35%

United Technologies Corp.                           3,500       245,595
=======================================================================

BROADCASTING & CABLE TV-1.71%

Univision Communications Inc.-Class A(a)            7,800       311,688
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.54%

EMC Corp.(a)                                       10,800        98,712
=======================================================================

CONSTRUCTION & ENGINEERING-1.00%

Quanta Services, Inc.(a)                           10,900       182,684
=======================================================================

DATA PROCESSING SERVICES-1.61%

Concord EFS, Inc.(a)                                9,000       293,310
=======================================================================

DIVERSIFIED METALS & MINING-0.85%

Peabody Energy Corp.                                5,700       154,071
=======================================================================

ELECTRIC UTILITIES-12.27%

Edison International(a)                             4,500        81,675
-----------------------------------------------------------------------
FPL Group, Inc.                                    16,000     1,015,840
-----------------------------------------------------------------------
PG&E Corp.(a)                                       5,000       117,500
-----------------------------------------------------------------------
Pinnacle West Capital Corp.                        19,000       832,580
-----------------------------------------------------------------------
Southern Co. (The)                                  6,700       189,945
=======================================================================
                                                              2,237,540
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.64%

Sanmina-SCI Corp.(a)                               11,300       117,520
=======================================================================

GAS UTILITIES-2.19%

El Paso Corp.                                      10,000       400,000
=======================================================================

HEAVY ELECTRICAL EQUIPMENT-0.70%

Active Power, Inc.(a)                              14,000        58,800
-----------------------------------------------------------------------
Proton Energy Systems, Inc.(a)                     13,700        69,322
=======================================================================
                                                                128,122
=======================================================================

INDUSTRIAL CONGLOMERATES-2.61%

General Electric Co.                               15,100       476,405
=======================================================================

INTEGRATED OIL & GAS-2.69%

ChevronTexaco Corp.                                 3,200       277,472
-----------------------------------------------------------------------
Exxon Mobil Corp.                                   5,300       212,901
=======================================================================
                                                                490,373
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.64%

BellSouth Corp.                                    12,100       367,235
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE

INTEGRATED TELECOMMUNICATION
  SERVICES-(CONTINUED)

SBC Communications Inc.                            14,000   $   434,840
-----------------------------------------------------------------------
Verizon Communications Inc.                        10,200       409,122
=======================================================================
                                                              1,211,197
=======================================================================

INTERNET SOFTWARE & SERVICES-0.21%

VeriSign, Inc.(a)                                   4,100        37,925
=======================================================================

IT CONSULTING & SERVICES-1.31%

SunGard Data Systems Inc.(a)                        8,000       238,080
=======================================================================

MOVIES & ENTERTAINMENT-2.34%

AOL Time Warner Inc.(a)                             5,600       106,512
-----------------------------------------------------------------------
Viacom Inc.-Class B(a)                              6,800       320,280
=======================================================================
                                                                426,792
=======================================================================

MULTI-UTILITIES-5.03%

Aquila, Inc.                                        5,654        90,690
-----------------------------------------------------------------------
Calpine Corp.(a)                                    8,000        88,000
-----------------------------------------------------------------------
Dynegy Inc.-Class A                                10,800       194,400
-----------------------------------------------------------------------
Mirant Corp.(a)                                    17,264       208,549
-----------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.           3,700       141,007
-----------------------------------------------------------------------
NRG Energy, Inc.(a)                                 6,500        81,380
-----------------------------------------------------------------------
Williams Cos., Inc. (The)                           5,900       112,690
=======================================================================
                                                                916,716
=======================================================================

NETWORKING EQUIPMENT-3.57%

Brocade Communications Systems, Inc.(a)             6,700       171,453
-----------------------------------------------------------------------
Cisco Systems, Inc.(a)                             32,768       480,051
=======================================================================
                                                                651,504
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.90%

Cooper Cameron Corp.(a)                             3,000       164,520
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.95%

Apache Corp.                                        3,800       221,654
-----------------------------------------------------------------------
Devon Energy Corp.                                  2,300       113,413
-----------------------------------------------------------------------
Kerr-McGee Corp.                                    3,400       203,320
=======================================================================
                                                                538,387
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.91%

Novellus Systems, Inc.(a)                           3,500       165,900
=======================================================================

SEMICONDUCTORS-2.73%

Analog Devices, Inc.(a)                             5,700       210,672
-----------------------------------------------------------------------
Intel Corp.                                         4,500       128,745
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                     4,200       158,592
=======================================================================
                                                                498,009
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE

SYSTEMS SOFTWARE-2.04%

Microsoft Corp.(a)                                  2,900   $   151,554
-----------------------------------------------------------------------
Oracle Corp.(a)                                    22,000       220,880
=======================================================================
                                                                372,434
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.18%

JDS Uniphase Corp.(a)                               7,500        32,550
=======================================================================
    Total Domestic Stocks (Cost $14,678,529)                 10,544,582
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-30.09%

BRAZIL-1.76%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                             45,000       320,850
=======================================================================

CANADA-0.30%

Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                       13,300        54,692
=======================================================================

FINLAND-0.98%

Nokia Oyj-ADR (Telecommunications Equipment)       11,000       178,860
=======================================================================

FRANCE-3.81%

Suez S.A. (Multi-Utilities)                        18,250       542,997
-----------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)            1,000       151,422
=======================================================================
                                                                694,419
=======================================================================

GERMANY-2.36%

E.On A.G. (Electric Utilities)                      8,320       430,305
=======================================================================

GREECE-0.49%

Public Power Corp.-GDR (Electric
  Utilities)(a)(b)                                  7,500        89,800
=======================================================================

ITALY-5.65%

ACEA S.p.A. (Multi-Utilities)                      40,000       248,109
-----------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)(a)            37,400       106,059
-----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     126,300       676,524
=======================================================================
                                                              1,030,692
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE


JAPAN-2.51%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(a)                                        180   $   457,805
=======================================================================

SPAIN-7.27%

Endesa S.A.-ADR (Electric Utilities)               39,600       599,148
-----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   18,444       197,258
-----------------------------------------------------------------------
Union Fenosa, S.A. (Electric Utilities)            30,000       528,537
=======================================================================
                                                              1,324,943
=======================================================================

UNITED KINGDOM-4.96%

National Grid Group PLC (Electric Utilities)       71,000       509,169
-----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                     245,100       395,663
=======================================================================
                                                                904,832
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,064,497)                             5,487,198
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
CONVERTIBLE NOTES-0.45%

SEMICONDUCTORS-0.45%

Advanced Micro Devices, Inc., Sr. Conv.
  Unsec. Notes, 4.75%, 02/01/22 (Acquired
  01/24/02; Cost $100,000)(c)                  $  100,000        82,500
=======================================================================

                                                 SHARES
MONEY MARKET FUNDS-11.82%

STIC Liquid Assets Portfolio(d)                 1,078,307     1,078,307
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,078,307     1,078,307
=======================================================================
    Total Money Market Funds (Cost
      $2,156,614)                                             2,156,614
=======================================================================
TOTAL INVESTMENTS-100.18% (Cost $21,999,640)                 18,270,894
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                           (33,129)
=======================================================================
NET ASSETS-100.00%                                          $18,237,765
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
GDR     - Global Depositary Receipt
Pfd.    - Preferred
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 04/30/02 represented 0.45% of the Fund's net assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $21,999,640)*                                 $18,270,894
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   51,263
-----------------------------------------------------------
  Dividends and interest                             38,061
-----------------------------------------------------------
Investment for deferred compensation plan             1,279
-----------------------------------------------------------
Collateral for securities loaned                    961,387
-----------------------------------------------------------
Other assets                                         17,733
===========================================================
    Total assets                                 19,340,617
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             70,209
-----------------------------------------------------------
  Deferred compensation plan                          1,279
-----------------------------------------------------------
  Collateral upon return of securities loaned       961,387
-----------------------------------------------------------
Accrued distribution fees                            15,061
-----------------------------------------------------------
Accrued trustees' fees                                  653
-----------------------------------------------------------
Accrued transfer agent fees                          19,211
-----------------------------------------------------------
Accrued operating expenses                           35,052
===========================================================
    Total liabilities                             1,102,852
===========================================================
Net assets applicable to shares outstanding     $18,237,765
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,867,487
___________________________________________________________
===========================================================
Class B                                         $ 8,102,244
___________________________________________________________
===========================================================
Class C                                         $   268,034
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           1,374,692
___________________________________________________________
===========================================================
Class B                                           1,182,419
___________________________________________________________
===========================================================
Class C                                              39,195
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      7.18
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.18 divided by
      95.25%)                                   $      7.54
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      6.85
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      6.84
___________________________________________________________
===========================================================

* April 30, 2002, securities with an aggregate market value of $928,022 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,938)                                       $   141,116
-----------------------------------------------------------
Dividends from affiliated money market funds         14,328
-----------------------------------------------------------
Interest                                              5,259
-----------------------------------------------------------
Security lending income                              23,634
===========================================================
    Total investment income                         184,337
===========================================================

EXPENSES:

Advisory fees                                       103,431
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                        3,666
-----------------------------------------------------------
Distribution fees -- Class A                         27,942
-----------------------------------------------------------
Distribution fees -- Class B                         48,610
-----------------------------------------------------------
Distribution fees -- Class C                          1,392
-----------------------------------------------------------
Transfer agent fees                                  70,125
-----------------------------------------------------------
Trustees' fees                                        4,699
-----------------------------------------------------------
Other                                                56,199
===========================================================
    Total expenses                                  340,859
===========================================================
Less: Fees waived                                  (103,431)
-----------------------------------------------------------
    Expenses paid indirectly                           (367)
===========================================================
    Net expenses                                    237,061
===========================================================
Net investment income (loss)                        (52,724)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (2,758,861)
-----------------------------------------------------------
  Foreign currencies                                 (1,771)
===========================================================
                                                 (2,760,632)
===========================================================
Change in net unrealized appreciation of
  investment securities                             744,450
===========================================================
Net gain (loss) from investment securities and
  foreign currencies                             (2,016,182)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(2,068,906)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (52,724)   $   (233,527)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (2,760,632)     (1,054,440)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  744,450     (22,623,181)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (2,068,906)    (23,911,148)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --      (3,585,321)
-----------------------------------------------------------------------------------------
  Class B                                                              --      (4,318,690)
-----------------------------------------------------------------------------------------
  Class C                                                              --         (69,526)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (876,651)      1,728,484
-----------------------------------------------------------------------------------------
  Class B                                                      (1,811,880)       (617,197)
-----------------------------------------------------------------------------------------
  Class C                                                          41,823         191,125
=========================================================================================
    Net increase (decrease) in net assets                      (4,715,614)    (30,582,273)
=========================================================================================

NET ASSETS:

  Beginning of period                                          22,953,379      53,535,652
=========================================================================================
  End of period                                               $18,237,765    $ 22,953,379
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $25,825,005    $ 28,471,713
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (52,724)             --
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (3,805,117)     (1,044,485)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                          (3,729,399)     (4,473,849)
=========================================================================================
                                                              $18,237,765    $ 22,953,379
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,028,523 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. During the six months ended April 30, 2002, AIM waived fees of $103,431.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $43,470 such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $27,942, $48,610 and $1,392, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $1,953 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. AIM Distributors did not receive any contingent deferred sales charges.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $759 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $123 and reductions in custodian fees of $244 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $367.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $928,022 were on loan to brokers. The loans were secured by cash collateral of $961,387 received by the Fund and subsequently invested in affiliated money market funds as follows:
$480,694 in STIC Liquid Assets Portfolio and $480,693 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $23,634 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $1,026,016 and $4,503,208, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,541,137
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,285,845)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(3,744,708)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $22,015,602.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                  APRIL 30, 2002              OCTOBER 31, 2001
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
                                                              --------    -----------    ----------    ------------
Sold:
  Class A                                                      624,192    $ 4,750,394     1,099,171    $ 13,061,631
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       22,350        166,164        85,594       1,045,861
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        9,007         69,740       112,704       1,254,797
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --             --       253,715       3,427,689
-------------------------------------------------------------------------------------------------------------------
  Class B                                                           --             --       308,008       3,997,954
-------------------------------------------------------------------------------------------------------------------
  Class C                                                           --             --         5,299          68,675
===================================================================================================================
Reacquired:
  Class A                                                     (736,007)    (5,627,045)   (1,209,489)    (14,760,836)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                     (267,496)    (1,978,044)     (556,495)     (5,661,012)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (3,854)       (27,917)     (107,089)     (1,132,347)
===================================================================================================================
                                                              (351,808)   $(2,646,708)       (8,582)   $  1,302,412
___________________________________________________________________________________________________________________
===================================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                     ENDED                            YEAR ENDED OCTOBER 31,
                                                    APRIL 30,     ---------------------------------------------------------------
                                                      2002         2001         2000(a)        1999         1998(a)       1997(a)
                                                    ----------    --------      --------      --------      --------      -------
Net asset value, beginning of period                  $ 7.96      $ 18.42       $ 16.33       $ 14.18       $ 15.01       $ 14.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.01)       (0.04)        (0.15)           --          0.07         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.77)       (7.66)         4.16          3.07         (0.79)         1.32
=================================================================================================================================
    Total from investment operations                   (0.78)       (7.70)         4.01          3.07         (0.72)         1.31
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           --            --         (0.07)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --        (2.76)        (1.92)        (0.85)        (0.11)        (0.72)
=================================================================================================================================
    Total distributions                                   --        (2.76)        (1.92)        (0.92)        (0.11)        (0.72)
=================================================================================================================================
Net asset value, end of period                        $ 7.18      $  7.96       $ 18.42       $ 16.33       $ 14.18       $ 15.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (9.80)%     (47.96)%       25.71%        22.72%        (4.82)%        9.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $9,867      $11,826       $24,745       $19,958       $23,531       $38,281
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.00%(c)     2.00%         2.00%         2.00%         1.99%         2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.98%(c)     2.41%         2.21%         2.22%         2.23%         2.08%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.26)%(c)   (0.39)%       (0.75)%        0.09%         0.52%        (0.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    5%          47%           66%           49%           96%           41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,269,211.


                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                     ENDED                            YEAR ENDED OCTOBER 31,
                                                    APRIL 30,     ---------------------------------------------------------------
                                                      2002         2001         2000(a)       1999(a)       1998(a)       1997(a)
                                                    ----------    --------      --------      --------      --------      -------
Net asset value, beginning of period                  $ 7.61      $ 17.84       $ 15.94       $ 13.87       $ 14.75       $ 14.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.03)       (0.12)        (0.24)        (0.06)           --         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.73)       (7.35)         4.06          2.98         (0.77)         1.32
=================================================================================================================================
    Total from investment operations                   (0.76)       (7.47)         3.82          2.92         (0.77)         1.23
=================================================================================================================================
Less distributions from net realized gains                --        (2.76)        (1.92)        (0.85)        (0.11)        (0.72)
=================================================================================================================================
Net asset value, end of period                        $ 6.85      $  7.61       $ 17.84       $ 15.94       $ 13.87       $ 14.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (9.99)%     (48.28)%       25.09%        22.03%        (5.31)%        8.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $8,102      $10,869       $28,378       $25,134       $32,349       $57,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.50%(c)     2.50%         2.50%         2.50%         2.49%         2.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   3.48%(c)     2.91%         2.71%         2.72%         2.73%         2.58%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.76)%(c)   (0.89)%       (1.25)%       (0.41)%        0.02%        (0.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    5%          47%           66%           49%           96%           41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,802,662.


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                                              SIX MONTHS    YEAR ENDED OCTOBER 31,      (DATE SALES
                                                               ENDED                                    COMMENCED) TO
                                                              APRIL 30,     ----------------------      OCTOBER 31,
                                                                2002         2001         2000(a)        1999(a)
                                                              ----------    --------      --------      -------------
Net asset value, beginning of period                            $ 7.60       $17.82        $15.94          $13.99
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)       (0.12)        (0.24)          (0.03)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.73)       (7.34)         4.04            1.98
=====================================================================================================================
    Total from investment operations                             (0.76)       (7.46)         3.80            1.95
=====================================================================================================================
Less distributions from net realized gains                          --        (2.76)        (1.92)             --
=====================================================================================================================
Net asset value, end of period                                  $ 6.84       $ 7.60        $17.82          $15.94
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 (10.00)%     (48.27)%       24.94%          13.94%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  268       $  259        $  412          $   16
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)     2.50%         2.50%           2.50%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.48%(c)     2.91%         2.71%           2.72%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)   (0.89)%       (1.25)%         (0.41)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                              5%          47%           66%             49%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $280,621.
(d)  Annualized.

NOTE 9--SUBSEQUENT EVENT

The Board of Trustees unanimously approved, on May 15, 2002, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Global Infrastructure Fund ("Global Infrastructure Fund") would transfer substantially all of its assets to AIM Global Utilities Fund ("Global Utilities Fund"), a series of AIM Funds Group. As a result of the transaction, shareholders of Global Infrastructure Fund would receive shares of Global Utilities Fund in exchange for their shares of Global Infrastructure Fund, and Global Infrastructure Fund would cease operations. The Board of Trustees also approved the Fund to bear its own costs and expenses with respect to the Plan.

The Plan requires approval of Global Infrastructure Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in September 2002. If the Plan is approved by shareholders of Global Infrastructure Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC COMMON STOCKS-81.40%

AEROSPACE & DEFENSE-8.44%

Alliant Techsystems Inc.(a)                        85,000   $  9,154,500
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)(b)           156,000     19,933,680
------------------------------------------------------------------------
Lockheed Martin Corp.                             377,000     23,713,300
========================================================================
                                                              52,801,480
========================================================================

APPLICATION SOFTWARE-3.63%

BEA Systems, Inc.(a)                              245,800      2,634,976
------------------------------------------------------------------------
Cerner Corp.(a)                                    90,000      4,779,900
------------------------------------------------------------------------
Intuit Inc.(a)                                    200,000      7,836,000
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      200,000      7,454,000
========================================================================
                                                              22,704,876
========================================================================

AUTO PARTS & EQUIPMENT-0.25%

Gentex Corp.(a)                                    49,500      1,567,170
========================================================================

BIOTECHNOLOGY-6.88%

Cephalon, Inc.(a)                                 148,000      8,678,720
------------------------------------------------------------------------
Genentech, Inc.(a)                                204,000      7,242,000
------------------------------------------------------------------------
Genzyme Corp.(a)                                  107,000      4,380,580
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          326,200     10,151,344
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     230,000     12,638,500
========================================================================
                                                              43,091,144
========================================================================

COMPUTER & ELECTRONICS RETAIL-2.52%

Best Buy Co., Inc.(a)                             161,000     11,970,350
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      70,000      3,836,000
========================================================================
                                                              15,806,350
========================================================================

COMPUTER HARDWARE-3.58%

Dell Computer Corp.(a)                            850,000     22,389,000
========================================================================

COMPUTER STORAGE & PERIPHERALS-4.45%

Network Appliance, Inc.(a)                        460,000      8,027,000
------------------------------------------------------------------------
Storage Technology Corp.(a)                       563,000     11,586,540
------------------------------------------------------------------------
Western Digital Corp.(a)                        1,330,000      8,232,700
========================================================================
                                                              27,846,240
========================================================================

DATA PROCESSING SERVICES-2.16%

Concord EFS, Inc.(a)                              152,000      4,953,680
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   192,450      8,556,327
========================================================================
                                                              13,510,007
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.53%

DIANON Systems, Inc.(a)                            90,000      5,904,000
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            33,500      3,323,200
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

HEALTH CARE DISTRIBUTORS & SERVICES-(CONTINUED)

Quest Diagnostics Inc.(a)                          72,000   $  6,618,960
========================================================================
                                                              15,846,160
========================================================================

INTERNET RETAIL-1.19%

eBay Inc.(a)                                      140,000      7,434,000
========================================================================

INTERNET SOFTWARE & SERVICES-2.14%

DoubleClick Inc.(a)                               330,000      2,560,800
------------------------------------------------------------------------
Hotels.com-Class A(a)                              32,000      2,013,440
------------------------------------------------------------------------
McAfee.com Corp.(a)                               108,000      1,441,800
------------------------------------------------------------------------
Overture Services, Inc.(a)                        172,400      5,894,356
------------------------------------------------------------------------
WebEx Communications, Inc.(a)                      88,000      1,516,240
========================================================================
                                                              13,426,636
========================================================================

IT CONSULTING & SERVICES-3.71%

Affiliated Computer Services, Inc.-Class A(a)     144,000      7,786,080
------------------------------------------------------------------------
Computer Sciences Corp.(a)                        178,100      7,987,785
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      250,000      7,440,000
========================================================================
                                                              23,213,865
========================================================================

NETWORKING EQUIPMENT-4.59%

Brocade Communications Systems, Inc.(a)           125,000      3,198,750
------------------------------------------------------------------------
Cisco Systems, Inc.(a)                          1,050,000     15,382,500
------------------------------------------------------------------------
Emulex Corp.(a)                                   350,000     10,146,500
========================================================================
                                                              28,727,750
========================================================================

PHARMACEUTICALS-0.26%

Allergan, Inc.                                     25,000      1,647,750
========================================================================

SEMICONDUCTOR EQUIPMENT-7.41%

Applied Materials, Inc.(a)                        329,000      8,001,280
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               200,000     11,794,000
------------------------------------------------------------------------
Lam Research Corp.(a)                             335,000      8,596,100
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         261,000     12,371,400
------------------------------------------------------------------------
Teradyne, Inc.(a)                                  92,000      3,031,400
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          56,000      2,616,320
========================================================================
                                                              46,410,500
========================================================================

SEMICONDUCTORS-24.10%

Advanced Micro Devices, Inc.(a)                   900,000     10,062,000
------------------------------------------------------------------------
Analog Devices, Inc.(a)                           266,000      9,831,360
------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         320,000     11,040,000
------------------------------------------------------------------------
ESS Technology, Inc.(a)                           370,000      5,908,900
------------------------------------------------------------------------
Fairchild Semiconductor Corp.-Class A(a)          290,000      7,812,600
------------------------------------------------------------------------
Intel Corp.                                       660,000     18,882,600
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Intersil Corp.-Class A(a)                         137,600   $  3,694,560
------------------------------------------------------------------------
LSI Logic Corp.(a)                                570,000      7,324,500
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      400,000     17,800,000
------------------------------------------------------------------------
Micron Technology, Inc.(a)                        488,000     11,565,600
------------------------------------------------------------------------
Oak Technology, Inc.(a)                           146,000      2,077,580
------------------------------------------------------------------------
QLogic Corp.(a)                                   260,000     11,884,600
------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         365,000      6,351,000
------------------------------------------------------------------------
Texas Instruments Inc.                            860,000     26,599,800
========================================================================
                                                             150,835,100
========================================================================

SYSTEMS SOFTWARE-2.22%

Network Associates, Inc.(a)                        75,000      1,331,250
------------------------------------------------------------------------
Symantec Corp.(a)                                 354,000     12,535,140
========================================================================
                                                              13,866,390
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.34%

Polycom, Inc.(a)                                  111,000      2,288,820
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                250,000      6,125,000
========================================================================
                                                               8,413,820
========================================================================
    Total Domestic Common Stocks (Cost
      $522,696,236)                                          509,538,238
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-14.56%

BERMUDA-1.73%

Marvell Technology Group Ltd.
  (Semiconductors)(a)                             300,000     10,800,000
========================================================================

CANADA-1.51%

ATI Technologies Inc. (Computer Storage &
  Peripherals)(a)                                 300,000      3,060,000
------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                170,000      6,420,900
========================================================================
                                                               9,480,900
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

FINLAND-0.76%

Nokia Oyj-ADR (Telecommunications Equipment)      294,000   $  4,780,440
========================================================================

GERMANY-0.52%

SAP A.G. (Application Software)(a)                 25,000      3,234,148
========================================================================

JAPAN-1.41%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(a)                                      3,480      8,850,898
========================================================================

SOUTH KOREA-3.90%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments.)                        82,400     24,419,550
========================================================================

SWITZERLAND-1.12%

STMicroelectronics N.V. (Semiconductors)          225,000      6,988,191
========================================================================

TAIWAN-3.61%

Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(a)                           8,960,000     22,613,210
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $83,303,193)                            91,167,337
========================================================================

MONEY MARKET FUNDS-6.37%

STIC Liquid Assets Portfolio(c)                19,919,823     19,919,823
------------------------------------------------------------------------
STIC Prime Portfolio(c)                        19,919,823     19,919,823
========================================================================
    Total Money Market Funds (Cost
      $39,839,646)                                            39,839,646
========================================================================
TOTAL INVESTMENTS-102.33% (Cost $645,839,075)                640,545,221
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.33%)                        (14,585,030)
========================================================================
NET ASSETS-100.00%                                          $625,960,191
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $645,839,075)*                               $640,545,221
-----------------------------------------------------------
Foreign currencies, at value (cost $211,080)        212,705
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,226,748
-----------------------------------------------------------
  Fund shares sold                                3,881,474
-----------------------------------------------------------
  Dividends                                         107,931
-----------------------------------------------------------
Investment for deferred compensation plan             1,863
-----------------------------------------------------------
Collateral for securities loaned                 96,339,735
-----------------------------------------------------------
Other assets                                         39,526
===========================================================
    Total assets                                743,355,203
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          16,870,226
-----------------------------------------------------------
  Fund shares reacquired                          2,414,186
-----------------------------------------------------------
  Options written (premiums received
    $165,435)                                       283,200
-----------------------------------------------------------
  Deferred compensation plan                          1,863
-----------------------------------------------------------
  Collateral upon return of securities loaned    96,339,735
-----------------------------------------------------------
Accrued distribution fees                           565,130
-----------------------------------------------------------
Accrued trustees' fees                                  831
-----------------------------------------------------------
Accrued transfer agent fees                         656,967
-----------------------------------------------------------
Accrued operating expenses                          262,874
===========================================================
    Total liabilities                           117,395,012
===========================================================
Net assets applicable to shares outstanding    $625,960,191
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $416,726,722
___________________________________________________________
===========================================================
Class B                                        $184,352,168
___________________________________________________________
===========================================================
Class C                                        $ 24,881,301
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          61,685,817
___________________________________________________________
===========================================================
Class B                                          29,136,354
___________________________________________________________
===========================================================
Class C                                           3,931,221
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.76
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.76 divided by
      95.25%)                                  $       7.10
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       6.33
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       6.33
___________________________________________________________
===========================================================

* At April 30, 2002, securities with an aggregate market value of $94,381,607 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $16,591)                                    $     373,258
-----------------------------------------------------------
Dividends from affiliated money market funds        255,238
-----------------------------------------------------------
Interest                                                756
-----------------------------------------------------------
Security lending income                             270,937
===========================================================
    Total investment income                         900,189
===========================================================

EXPENSES:

Advisory fees                                     3,670,536
-----------------------------------------------------------
Administrative services fees                         72,697
-----------------------------------------------------------
Custodian fees                                       47,063
-----------------------------------------------------------
Distribution fees -- Class A                      1,172,149
-----------------------------------------------------------
Distribution fees -- Class B                      1,299,570
-----------------------------------------------------------
Distribution fees -- Class C                        148,610
-----------------------------------------------------------
Transfer agent fees                               2,788,193
-----------------------------------------------------------
Trustees' fees                                        4,401
-----------------------------------------------------------
Printing                                            663,617
-----------------------------------------------------------
Other                                                75,138
===========================================================
    Total expenses                                9,941,974
===========================================================
Less: Fees waived                                (1,623,957)
-----------------------------------------------------------
    Expenses paid indirectly                         (4,432)
===========================================================
    Net expenses                                  8,313,585
===========================================================
Net investment income (loss)                     (7,413,396)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        (139,295,916)
-----------------------------------------------------------
  Foreign currencies                                137,131
-----------------------------------------------------------
  Option contracts written                        3,425,486
===========================================================
                                               (135,733,299)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          84,841,943
-----------------------------------------------------------
  Foreign currencies                                  7,010
-----------------------------------------------------------
  Option contracts written                          313,703
===========================================================
                                                 85,162,656
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (50,570,643)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $ (57,984,039)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2002               2001
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $    (7,413,396)   $   (25,069,378)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (135,733,299)    (1,198,211,906)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                      85,162,656       (872,582,166)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   (57,984,039)    (2,095,863,450)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --       (193,140,722)
------------------------------------------------------------------------------------------------
  Class B                                                                  --       (182,354,331)
------------------------------------------------------------------------------------------------
  Class C                                                                  --        (14,882,483)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          19,039,992        182,460,304
------------------------------------------------------------------------------------------------
  Class B                                                         (88,575,052)         7,506,235
------------------------------------------------------------------------------------------------
  Class C                                                          (1,268,931)         7,846,180
================================================================================================
    Net increase (decrease) in net assets                        (128,788,030)    (2,288,428,267)
================================================================================================

NET ASSETS:

  Beginning of period                                             754,748,221      3,043,176,488
================================================================================================
  End of period                                               $   625,960,191    $   754,748,221
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 1,975,253,324    $ 2,046,057,315
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (7,414,212)              (816)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (1,336,440,510)    (1,200,707,211)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts            (5,438,411)       (90,601,067)
================================================================================================
                                                              $   625,960,191    $   754,748,221
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Telecommunications and Technology Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,181,366,577 as of October 31, 2001, which may be carried forward to offset future gains, if any, which expires, if not previously utilized in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $1,623,957.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $72,697 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $1,863,623 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,172,149, $1,299,570 and $148,610, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $59,884 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $2,352, $18 and $4,851 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $2,792 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of 4,432 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,432.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $94,381,607 were on loan to brokers. The loans were secured by cash collateral of $96,339,735 received by the Fund and invested in affiliated money market funds as follows:
$48,169,868 in STIC Liquid Assets Portfolio and $48,169,867 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $270,937 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $530,328,662 and $606,203,597, respectively.

  The amount of unrealized appreciation (depreciation)of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 50,084,108
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  Investment securities                         (55,778,378)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (5,694,270)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $646,239,491.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2002                 OCTOBER 31, 2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      18,924,349    $ 147,046,974     20,449,981    $ 233,919,662
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,843,583       13,789,650      6,719,273       89,717,986
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         683,740        5,118,580      1,715,379       22,049,204
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      8,804,839      178,558,019
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      8,822,895      168,780,846
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        739,056       14,130,718
==========================================================================================================================
Reacquired:
  Class A                                                     (16,430,814)    (128,006,982)   (19,515,999)    (230,017,377)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (14,006,953)    (102,364,702)   (22,756,386)    (250,992,597)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (868,813)      (6,387,511)    (2,270,767)     (28,333,741)
==========================================================================================================================
                                                               (9,854,908)   $ (70,803,991)     2,708,271    $ 197,812,720
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8--CALL OPTION CONTRACTS


Transactions in call options written during the six months ended April 30, 2002 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------    -----------
Beginning of period                                             10,095     $ 2,707,097
--------------------------------------------------------------------------------------
Written                                                         28,606       6,816,622
--------------------------------------------------------------------------------------
Closed                                                         (27,471)     (6,557,744)
--------------------------------------------------------------------------------------
Exercised                                                      (10,910)     (2,800,540)
======================================================================================
End of period                                                      320     $   165,435
______________________________________________________________________________________
======================================================================================


Open call option contracts written at April 30, 2002 were as follows:

                                                                                                 APRIL 30,        UNREALIZED
                                                 CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2002         APPRECIATION
ISSUE                                             MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    (DEPRECIATION)
-----                                            --------    ------    ---------    --------    ------------    --------------
L-3 Communications Holdings, Inc.                 May-02      $120        320       $165,435      $283,200        $(117,765)
______________________________________________________________________________________________________________________________
==============================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        ------------------------------------------------------------
                                                    2002(a)         2001(a)      2000(a)         1999       1998(a)     1997(a)
                                                   ----------       --------    ----------    ----------    --------    --------
Net asset value, beginning of period                $   7.41        $  30.61    $    26.44    $    16.28    $  18.04    $  16.69
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.07)          (0.20)         0.06(b)      (0.25)      (0.17)      (0.17)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (0.58)         (19.12)         7.23         10.97       (0.39)       2.93
================================================================================================================================
    Total from investment operations                   (0.65)         (19.32)         7.29         10.72       (0.56)       2.76
================================================================================================================================
Less distributions from net realized gains                --           (3.88)        (3.12)        (0.56)      (1.20)      (1.41)
================================================================================================================================
Net asset value, end of period                      $   6.76        $   7.41    $    30.61    $    26.44    $  16.28    $  18.04
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                        (8.77)%        (71.16)%       27.52%        67.63%      (3.16)%     17.70%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $416,727        $438,702    $1,513,595    $1,023,124    $713,904    $910,801
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.00%(d)        1.98%         1.63%         1.77%       1.88%       1.84%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.43%(d)        2.03%         1.63%         1.77%       1.88%       1.84%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (1.76)%(d)      (1.57)%        0.16%        (1.11)%     (0.93)%     (1.06)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                   74%            173%          111%          122%         75%         35%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include contingent sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $472,745,322.

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        -------------------------------------------------------------
                                                    2002(a)         2001(a)      2000(a)           1999      1998(a)     1997(a)
                                                   ----------       --------    ----------       --------    --------    --------
Net asset value, beginning of period                $   6.96        $  29.17    $    25.43       $  15.76    $  17.58    $  16.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.08)          (0.25)        (0.11)(b)      (0.35)      (0.25)      (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (0.55)         (18.08)         6.97          10.58       (0.37)       2.87
=================================================================================================================================
    Total from investment operations                   (0.63)         (18.33)         6.86          10.23       (0.62)       2.62
=================================================================================================================================
Less distributions from net realized gains                --           (3.88)        (3.12)         (0.56)      (1.20)      (1.41)
=================================================================================================================================
Net asset value, end of period                      $   6.33        $   6.96    $    29.17       $  25.43    $  15.76    $  17.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (9.05)%        (71.30)%       26.87%         66.84%      (3.67)%     17.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $184,352        $287,394    $1,414,915       $898,400    $614,715    $805,535
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.50%(d)        2.48%         2.13%          2.28%       2.38%       2.34%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.93%(d)        2.53%         2.13%          2.28%       2.38%       2.34%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (2.26)%(d)      (2.07)%       (0.34)%        (1.62)%     (1.43)%     (1.56)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   74%            173%          111%           122%         75%         35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $262,068,068.


                                                                                          CLASS C
                                                                ------------------------------------------------------------
                                                                                                             MARCH 1, 1999
                                                                SIX MONTHS            YEAR ENDED              (DATE SALES
                                                                  ENDED              OCTOBER 31,             COMMENCED) TO
                                                                APRIL 30,        --------------------         OCTOBER 31,
                                                                 2002(a)         2001(a)     2000(a)              1999
                                                                ----------       --------    --------       ----------------
Net asset value, beginning of period                             $  6.96         $ 29.16     $  25.43           $ 19.23
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.08)          (0.25)       (0.11)(b)         (0.11)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.55)         (18.07)        6.96              6.31
============================================================================================================================
    Total from investment operations                               (0.63)         (18.32)        6.85              6.20
============================================================================================================================
Less distributions from net realized gains                            --           (3.88)       (3.12)               --
============================================================================================================================
Net asset value, end of period                                   $  6.33         $  6.96     $  29.16           $ 25.43
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                    (9.05)%        (71.29)%      26.83%            32.24%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $24,881         $28,652     $114,667           $12,352
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.50%(d)        2.48%        2.13%             2.28%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.93%(d)        2.53%        2.13%             2.28%(e)
============================================================================================================================
Ratio of net investment income (loss) to average net assets        (2.26)%(d)      (2.07)%      (0.34)%           (1.62)%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                               74%            173%         111%              122%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $29,268,350.
(e)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS
  & NOTES-73.96%

AEROSPACE & DEFENSE-0.39%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $  400,000   $    418,000
========================================================================

AIRLINES-0.25%

Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          280,000        268,800
========================================================================

ALTERNATIVE CARRIERS-1.05%

Intermedia Communications Inc.-Series B,
  Sr. Sub. Disc. Notes, 12.25%, 03/01/09(a)       230,000        120,750
------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 03/01/09             1,385,000      1,014,513
========================================================================
                                                               1,135,263
========================================================================

APPAREL & ACCESSORIES-0.18%

Russell Corp., Sr. Notes, 9.25%, 05/01/10
  (Acquired 04/11/02; Cost $90,000)(b)             90,000         92,925
------------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                     95,000        102,125
========================================================================
                                                                 195,050
========================================================================

AUTO PARTS & EQUIPMENT-0.03%

Stoneridge, Inc., Sr. Notes, 11.50%, 05/01/12
  (Acquired 04/25/02; Cost $30,000)(b)             30,000         31,200
========================================================================

AUTOMOBILE MANUFACTURERS-1.02%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 250,000        272,177
------------------------------------------------------------------------
General Motors Corp., Putable Deb.,
  8.80%, 03/01/21                                 750,000        833,288
========================================================================
                                                               1,105,465
========================================================================

BANKS-4.20%

Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                               1,500,000      1,568,655
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/35                                 900,000        939,303
------------------------------------------------------------------------
  7.50%, 04/15/35                               1,200,000      1,274,208
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes,
  8.25%, 04/01/10                                 575,000        634,167
------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                 130,000        131,950
========================================================================
                                                               4,548,283
========================================================================

BROADCASTING & CABLE TV-8.02%

Adelphia Communications Corp.,
  Sr. Unsec. Notes, 10.88%, 10/01/10(c)           550,000        478,500
------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.88%,
    03/01/07(c)                                   140,000        116,900
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

British Sky Broadcasting Group PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Yankee Notes, 8.20%,
    07/15/09                                   $  750,000   $    763,777
------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes 7.30%, 10/15/06        750,000        756,262
------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10           300,000         58,500
------------------------------------------------------------------------
CanWest Media Inc. (Canada), Sr. Unsec. Sub.
  Yankee Notes, 10.63%, 05/15/11                  185,000        200,725
------------------------------------------------------------------------
Charter Communications Holdings, LLC/ Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Sub. Notes,
  10.75%, 10/01/09                                420,000        413,700
------------------------------------------------------------------------
  11.13%, 01/15/11                                220,000        218,900
------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
    7.88%, 02/15/18                             1,250,000      1,115,038
------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                               500,000        472,430
------------------------------------------------------------------------
    7.88%, 12/15/07                             1,300,000      1,287,091
------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09               300,000        133,500
------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          500,000        302,500
------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Sub.
  Notes, 8.75%, 12/15/11(d)                       170,000        178,925
------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                 500,000        540,605
------------------------------------------------------------------------
Telewest Communications PLC (United Kingdom),
  Sr. Unsec. Yankee Deb., 9.63%, 10/01/06         270,000        149,850
------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24           305,000        285,367
------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                  1,000,000      1,082,080
------------------------------------------------------------------------
Young Broadcasting Inc., Sr. Unsec. Notes,
  8.50%, 12/15/08(d)                              135,000        141,075
========================================================================
                                                               8,695,725
========================================================================

BUILDING PRODUCTS-0.41%

Brand Services, Inc., Sr. Unsec. Notes,
  10.25%, 02/15/08                                 80,000         77,200
------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         360,000        366,300
========================================================================
                                                                 443,500
========================================================================

CASINOS & GAMING-1.81%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                         400,000        442,000
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
CASINOS & GAMING-(CONTINUED)

Boyd Gaming Corp.,
  Sr. Sub. Notes, 8.75%, 04/15/12 (Acquired
    03/27/02; Cost $215,000)(b)                $  215,000   $    223,600
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.25%, 08/01/09          210,000        226,275
------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                         575,000        641,125
------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Sub.
  Notes, 8.00%, 04/01/12(d)                       270,000        271,350
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          155,000        152,813
========================================================================
                                                               1,957,163
========================================================================

COMMODITY CHEMICALS-0.12%

ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 07/01/11                         120,000        126,900
========================================================================

CONSTRUCTION & FARM MACHINERY-0.19%

Terex Corp., Sr. Unsec. Gtd. Sub. Note,
  9.25%, 07/15/11                                 200,000        210,000
========================================================================

CONSUMER FINANCE-0.52%

Household Finance Corp., Sr. Unsec. Notes,
  8.00%, 07/15/10                                 525,000        565,735
========================================================================

DISTRIBUTORS-0.38%

Ferrellgas Partners L.P.,-Series B, Sr. Sec.
  Gtd. Notes, 9.38%, 06/15/06                     400,000        414,000
========================================================================

DIVERSIFIED CHEMICALS-0.09%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         100,000         99,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.21%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                    215,000        224,675
========================================================================

DIVERSIFIED FINANCIAL SERVICES-2.82%

CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                        500,000        496,365
------------------------------------------------------------------------
Citigroup Inc., Unsec. Deb., 6.63%, 01/15/28      700,000        673,575
------------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  05/09/01-09/28/01; Cost $742,708)(b)            700,000        747,894
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.75%, 02/10/28(e)   2,200,000        289,476
------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $299,652)(b)                                    300,000        308,943
------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd.
  Note, 6.88%, 07/15/28                           500,000        330,572
------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12(d)                              200,000        208,000
========================================================================
                                                               3,054,825
========================================================================

DRUG RETAIL-0.33%

Duane Reade, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.25%, 02/15/08                          350,000        357,000
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

ELECTRIC UTILITIES-10.06%

AES Corp. (The),
  Sr. Unsec. Notes,
    8.75%, 12/15/02                            $1,000,000   $    965,000
------------------------------------------------------------------------
    8.75%, 06/15/08                               160,000        133,600
------------------------------------------------------------------------
    9.50%, 06/01/09                               250,000        213,750
------------------------------------------------------------------------
  Unsec. Putable Notes,
    7.38%, 06/15/03                               250,000        223,750
------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        800,000        684,000
------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds,
  9.38%, 10/15/29                                 500,000        491,140
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           400,000        402,216
------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17         1,000,000      1,081,530
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                               1,000,000      1,065,000
------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes,
  8.75%, 10/15/08                                 550,000        559,829
------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                 385,000        501,528
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                230,000        253,575
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(a)        1,150,000      1,099,872
------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes,
  8.25%, 09/15/10                                 325,000        322,563
------------------------------------------------------------------------
  8.63%, 04/01/31                                 750,000        730,313
------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            300,000        307,551
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                               2,000,000      1,867,060
========================================================================
                                                              10,902,277
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.25%

Fisher Scientific International Inc., Sr.
  Sub. Notes, 8.13%, 05/01/12 (Acquired
  04/17/02; Cost $130,000)(b)                     130,000        130,975
------------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes,
  9.63%, 02/15/09                                 140,000        143,500
========================================================================
                                                                 274,475
========================================================================

ENVIRONMENTAL SERVICES-1.94%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09        370,000        382,950
------------------------------------------------------------------------
Waste Management, Inc., Putable Unsec. Notes,
  7.10%, 08/01/26                               1,675,000      1,722,302
========================================================================
                                                               2,105,252
========================================================================

FOREST PRODUCTS-0.16%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                         160,000        174,400
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

GAS UTILITIES-0.71%

El Paso Corp., Medium Term Notes,
  8.05%, 10/15/30                              $  200,000   $    203,046
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 300,000        289,737
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                           250,000        281,720
========================================================================
                                                                 774,503
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.10%

Vanguard Health Systems, Inc. Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 08/01/11                     100,000        106,000
========================================================================

HEALTH CARE EQUIPMENT-0.14%

Radiologix, Inc., Sr. Unsec. Gtd. Notes,
  10.50%, 12/15/08(d)                             150,000        156,750
========================================================================

HEALTH CARE FACILITIES-0.68%

Hanger Orthopedic Group, Inc., Sr. Sub.
  Notes, 10.38%, 02/15/09(d)                      400,000        427,000
------------------------------------------------------------------------
Magellan Health Services, Inc.,
  Sr. Notes, 9.38%, 11/15/07(d)                    95,000         95,475
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.00%, 02/15/08           80,000         68,400
------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                 140,000        144,900
========================================================================
                                                                 735,775
========================================================================

HOMEBUILDING-0.84%

Beazer Homes USA, Inc., Sr. Notes, 8.38%,
  04/15/12 (Acquired 04/11/02; Cost
  $115,000)(b)                                    115,000        116,725
------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    400,000        438,000
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Sub. Notes, 9.13%,
  05/01/12 (Acquired 04/18/02; Cost
  $350,000)(b)                                    350,000        353,500
========================================================================
                                                                 908,225
========================================================================

HOTELS-0.37%

Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12 (Acquired 04/11/02;
  Cost $248,708)(b)                               250,000        251,215
------------------------------------------------------------------------
Sun International Hotels Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                        150,000        153,000
========================================================================
                                                                 404,215
========================================================================

HOUSEWARES & SPECIALTIES-0.10%

Johnsondiversey Inc., Sr. Sub. Notes, 9.63%,
  05/15/12 (Acquired 04/29/02; Cost
  $100,000)(b)                                    100,000        104,500
========================================================================

INTEGRATED OIL & GAS-1.44%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                                 400,000        405,060
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Putable Deb.,
  9.25%, 08/01/19                                 950,000      1,153,918
========================================================================
                                                               1,558,978
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.14%

NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                     $  250,000   $    150,000
========================================================================

LIFE & HEALTH INSURANCE-0.66%

American General Institute- Capital Series B,
  Gtd. Notes, 8.13%, 03/15/46 (Acquired
  02/07/02; Cost $270,794)(b)                     240,000        269,971
------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Gtd. Notes, 8.75%,
  08/09/06 (Acquired 07/19/01; Cost
  $164,938)(b)                                    175,000        112,000
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           335,000        334,390
========================================================================
                                                                 716,361
========================================================================

MOVIES & ENTERTAINMENT-0.18%

Viacom Inc., Sr. Notes, 5.63%, 05/01/07           200,000        198,544
========================================================================

MULTI-LINE INSURANCE-0.23%

AIG SunAmerica Global Financing IX, Sr.
  Notes, 5.10%, 01/17/07 (Acquired 01/10/02;
  Cost $249,760)(b)                               250,000        248,935
========================================================================

MULTI-UTILITIES-1.63%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18   1,000,000        793,750
------------------------------------------------------------------------
Williams Cos., Inc. (The)-Series A, Sr.
  Unsec. PATS, 6.75%, 01/15/06                    500,000        479,680
------------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $516,400)(b)                               500,000        498,070
========================================================================
                                                               1,771,500
========================================================================

OIL & GAS DRILLING-0.50%

Transocean Sedco Forex Inc., Unsec. Notes,
  6.95%, 04/15/08                                 525,000        542,341
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.56%

Hanover Equipment Trust 2001 A,
  Sr. Sec. Notes,
  8.50%, 09/01/08(d)                               90,000         91,800
------------------------------------------------------------------------
  8.75%, 09/01/11(d)                               30,000         30,600
------------------------------------------------------------------------
Smith International, Inc., Sr. Notes,
  6.75%, 02/15/11                                 500,000        489,600
========================================================================
                                                                 612,000
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-7.07%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                         1,000,000      1,071,660
------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11              375,000        373,215
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          240,000        243,000
------------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                350,000        383,327
------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb.,
  7.95%, 04/15/32                                 400,000        426,412
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Financing Corp. ULC, Sr. Unsec. Gtd.
  Unsub. Notes, 7.88%, 09/30/31                $  300,000   $    315,588
------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        390,000        418,275
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Unsec.
  Notes, 6.88%, 12/01/07                          750,000        793,530
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        1,650,000      1,617,000
------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes,
  7.40%, 05/01/28                                 500,000        478,300
------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                               1,560,000      1,318,153
------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                  70,000         71,575
------------------------------------------------------------------------
Vintage Petroleum, Inc., Sr. Notes, 8.25%,
  05/01/12 (Acquired 04/25/02; Cost
  $150,000)(b)                                    150,000        150,750
========================================================================
                                                               7,660,785
========================================================================

OIL & GAS REFINING & MARKETING-1.12%

Petroleos Mexicanos (Mexico),
  Sr. Putable Unsec. Gtd. Yankee Bonds,
  9.38%, 12/02/08                                 600,000        666,000
------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Notes, 9.50%, 09/15/27                          500,000        552,205
========================================================================
                                                               1,218,205
========================================================================

PACKAGED FOODS-0.07%

Dole Food Co., Inc., Sr. Unsec. Notes, 7.25%,
  05/01/09 (Acquired 04/25/02; Cost
  $79,598)(b)                                      80,000         79,962
========================================================================

PAPER PRODUCTS-0.24%

Appleton Papers Inc., Sr. Sub. Notes, 12.50%,
  12/15/08(d)                                     260,000        261,300
========================================================================

PERSONAL PRODUCTS-0.32%

Elizabeth Arden, Inc.,
  Sr. Notes, 10.38%, 05/15/07                      50,000         46,250
------------------------------------------------------------------------
  Sr. Sec. Notes, 11.75%, 02/01/11                300,000        301,500
========================================================================
                                                                 347,750
========================================================================

PHARMACEUTICALS-1.06%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                  1,000,000      1,150,000
========================================================================

PUBLISHING & PRINTING-4.19%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34                2,200,000      2,344,826
------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                1,850,000      2,112,423
------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Unsec. Gtd. Notes,
  8.88%, 05/15/11                                  90,000         80,550
========================================================================
                                                               4,537,799
========================================================================

RAILROADS-0.58%

CSX Corp., Sr. Unsec. Putable Deb.,
  7.25%, 05/01/27                                 250,000        265,460
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
RAILROADS-(CONTINUED)

Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10            $  325,000   $    359,125
========================================================================
                                                                 624,585
========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.81%

EOP Operating L.P., Unsec. Gtd. Notes,
  6.75%, 02/15/12                                 200,000        198,098
------------------------------------------------------------------------
ERP Operating L.P., Unsec. Notes,
  7.13%, 10/15/17                                 600,000        567,798
------------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000        500,190
------------------------------------------------------------------------
Host Marriott L.P., Sr. Notes,
  9.50%, 01/15/07(d)                              450,000        477,563
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 210,000        213,150
========================================================================
                                                               1,956,799
========================================================================

REINSURANCE-0.50%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                          500,000        544,945
========================================================================

SOVEREIGN DEBT-9.75%

Ontario (Province of) (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 5.50%, 10/01/08            300,000        304,578
------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 750,000        826,673
------------------------------------------------------------------------
Republic of Brazil (Brazil),
  Bonds,
    11.63%, 04/15/04                            1,228,000      1,281,418
------------------------------------------------------------------------
    10.25%, 01/11/06                            1,000,000        975,000
------------------------------------------------------------------------
  Unsec. Bonds, 10.13%, 05/15/27                1,500,000      1,136,250
------------------------------------------------------------------------
  Unsec. Unsub. Bonds, 8.88%, 04/15/24          2,462,000      1,659,203
------------------------------------------------------------------------
  Unsub. Bonds, 14.50%, 10/15/09                1,460,000      1,581,910
------------------------------------------------------------------------
Republic of Panama (Panama),
  Bonds, 8.88%, 09/30/27                          304,000        298,994
------------------------------------------------------------------------
Republic of Turkey (Turkey),
  Bonds, 11.88%, 11/05/04                         115,000        126,356
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 12.38%, 06/15/09       115,000        124,488
------------------------------------------------------------------------
Republic of Venezuela (Venezuela),
  Unsec. Bonds,
    9.25%, 09/15/27                             1,683,000      1,184,832
------------------------------------------------------------------------
    9.25%, 09/15/27                               817,000        579,089
------------------------------------------------------------------------
United Mexican States-Series A (Mexico),
  Medium Term Note, 9.88%, 02/01/10               420,000        483,420
========================================================================
                                                              10,562,211
========================================================================

SPECIALTY CHEMICALS-0.10%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11(d)                              100,000        104,000
========================================================================

SPECIALTY STORES-0.66%

CSK Auto Inc., Sr. Gtd. Unsec. Gtd. Notes,
  12.00%, 06/15/06(d)                             360,000        383,400
------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                    300,000        331,500
========================================================================
                                                                 714,900
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

STEEL-0.32%

UCAR Finance Inc., Sr. Gtd. Notes, 10.25%,
  02/15/12(d)                                  $  330,000   $    349,800
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.54%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                440,000        319,000
------------------------------------------------------------------------
Spectrasite Holdings, Inc.-Series B, Sr.
  Unsec. Sub. Notes, 12.50%, 11/15/10             500,000        262,500
========================================================================
                                                                 581,500
========================================================================

TRUCKING-0.43%

North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(d)                      435,000        463,275
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.49%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  13.63%, 08/15/11                                300,000        267,000
------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes,
    10.63%, 11/15/07(a)                           430,000        380,550
------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11              570,000        530,100
------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(a)                                     350,000        197,750
------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                                400,000        346,000
------------------------------------------------------------------------
Microcell Telecommunications Inc.-Series B
  (Canada), Sr. Unsec. Disc. Notes, 11.13%,
  10/15/07(a)                                     750,000        192,461
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                          600,000        411,000
------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 11/15/11                                 400,000        376,000
========================================================================
                                                               2,700,861
========================================================================
    Total U.S. Dollar Denominated Non-
      Convertible Bonds & Notes (Cost
      $80,245,634)                                            80,154,292
========================================================================

U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
  NOTES-7.81%

ADVERTISING-1.32%

Lamar Advertising Co., Conv. Unsec. Notes,
  5.25%, 09/15/06                               1,300,000      1,433,250
========================================================================

BIOTECHNOLOGY-0.42%

Roche Holding A.G., Conv. Putable Bonds,
  0.31%, 01/19/15 (Acquired 03/10/00; Cost
  $624,812)(b)(e)                                 650,000        455,000
========================================================================

BROADCASTING & CABLE TV-1.32%

Charter Communications, Inc., Sr. Conv.
  Notes, 5.75%, 10/15/05 (Acquired 10/25/00;
  Cost $1,500,000)(b)                           1,500,000      1,192,500
------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (United
  Kingdom), Sr. Unsec. Yankee Disc. Deb.,
  11.20%, 11/15/07(a)                             250,000        236,250
========================================================================
                                                               1,428,750
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

COMPUTER HARDWARE-0.03%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 03/07/00; Cost $480,000)(b)(c)(f)  $  600,000   $     31,800
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.93%

Verizon Global Funding Corp.,-Series REGS,
  Conv. Sr. Euro Notes, 4.25%, 09/15/05         1,000,000      1,004,820
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.06%

Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb.,
  5.25%, 02/15/10                               1,000,000      1,151,250
========================================================================

SEMICONDUCTOR EQUIPMENT-1.11%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Yankee Bonds, 4.25%, 11/30/04
  (Acquired 04/05/00; Cost $1,507,813)(b)       1,250,000      1,204,688
========================================================================

SEMICONDUCTORS-0.02%

TranSwitch Corp., Conv. Unsec. Unsub. Notes,
  4.50%, 09/12/05 (Acquired 09/06/00; Cost
  $37,000)(b)                                      37,000         25,021
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.10%

Comverse Technology, Inc., Sr. Unsec. Conv.
  Sub. Notes, 1.50%, 12/02/05 (Acquired
  12/05/00; Cost $1,537,500)(b)                 1,500,000      1,156,875
------------------------------------------------------------------------
Kestrel Solutions, Conv. Sub. Notes, 5.50%,
  07/15/05 (Acquired 07/20/00; Cost
  $750,000)(b)(f)                                 750,000         37,500
========================================================================
                                                               1,194,375
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.50%

Nextel Communications, Inc., Sr. Conv. Notes,
  5.25%, 01/15/10 (Acquired 02/15/00; Cost
  $1,055,000)(b)                                1,000,000        538,750
========================================================================
    Total U.S. Dollar Denominated Convertible
      Bonds & Notes (Cost $11,769,100)                         8,467,704
========================================================================

                                               PRINCIPAL
                                               AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-1.67%

FRANCE-0.55%

Vivendi Environnement (Movies &
  Entertainment), Sr. Conv. Gtd. Bonds,
  1.50%, 01/01/05                  EUR            250,000        592,905
========================================================================

GERMANY-0.94%

Bundesrepublik Deutschland (Sovereign Debt),
  Bonds, 6.50%, 10/14/05      EUR                 135,000        128,872
------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks), Sr.
  Unsec. Unsub. Notes, 5.25%, 07/04/12    EUR   1,000,000        895,388
========================================================================
                                                               1,024,260
========================================================================

NETHERLANDS-0.06%

KPNQwest N.V. (Alternative Carriers), Sr.
  Unsec. Notes, 8.88%, 02/01/08    EUR            770,000         69,366
========================================================================

                                               PRINCIPAL       MARKET
                                               AMOUNT(g)       VALUE

UNITED KINGDOM-0.12%

ONO Finance PLC (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Euro Notes, 13.00%,
  05/31/09                 EUR                    300,000   $    127,139
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $2,923,929)                                  1,813,670
========================================================================

                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-2.52%

ELECTRIC UTILITIES-0.53%

Reliant Energy, Inc., $1.17 Conv. Pfd              17,000        574,430
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.
  Series B-Pfd. Wts., expiring 11/15/09
    (Acquired 06/13/00; Cost $0)(b)(h)                960              9
------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
    Cost $0)(b)(h)                                    960             10
========================================================================
                                                                      19
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(f)(h)                         425              0
========================================================================

MULTI-UTILITIES-0.99%

Mirant Trust I-Series A, $3.13 Conv. Pfd           28,300      1,078,513
========================================================================

PHARMACEUTICALS-0.97%

Pharmacia Corp.                                    25,407      1,047,531
========================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(b)(h)                  325         11,456
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.02%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(h)                  400         22,100
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,334,476)                              2,734,049
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-11.04%

FEDERAL HOME LOAN BANK-0.05%

Unsec. Bonds,
  5.13%, 03/06/06                              $   55,000         56,196
========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.24%

Pass Through Ctfs.,
  6.25%, 03/05/12                                 300,000        304,086
------------------------------------------------------------------------
  7.00%, 07/01/29                                  41,663         43,055
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 06/01/17(i)                            1,000,000      1,013,750
------------------------------------------------------------------------
  6.50%, 06/01/32(i)                            1,110,000      1,124,569
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

TBA,
  6.50%, 06/01/17(i)                           $1,000,000   $  1,030,625
========================================================================
                                                               3,516,085
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-7.75%

Pass Through Ctfs.,
  6.50%, 10/01/16                                  50,358         51,932
------------------------------------------------------------------------
  8.50%, 02/01/28                                 588,399        637,860
------------------------------------------------------------------------
  6.50%, 03/01/29 to 12/01/29                   2,633,200      2,677,893
------------------------------------------------------------------------
  7.50%, 08/01/29 to 04/01/31                   1,407,146      1,471,140
------------------------------------------------------------------------
  7.00%, 12/01/31                                  52,070         53,779
------------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 11/01/16                                  47,879         49,375
------------------------------------------------------------------------
  8.00%, 06/01/31                                 827,647        874,202
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 06/01/32(i)                              110,000        111,341
------------------------------------------------------------------------
  7.00%, 06/01/32(i)                            2,000,000      2,063,750
------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                  54,000         55,260
------------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 350,000        349,759
========================================================================
                                                               8,396,291
========================================================================
    Total U.S. Government Agency Securities
      (Cost $11,794,239)                                      11,968,572
========================================================================

U.S. TREASURY SECURITIES-1.20%

U.S. TREASURY NOTES-1.20%

  4.75%, 11/15/08                                 200,000        199,340
------------------------------------------------------------------------
  6.50%, 02/15/10                               1,000,000      1,096,290
========================================================================
    Total U.S. Treasury Securities (Cost
      $1,293,517)                                              1,295,630
========================================================================

ASSET-BACKED SECURITIES-1.81%

AIRLINES-0.90%

American Airlines, Inc.-Class A-1, Pass
  Through Ctfs.-Series 2001-1, 6.98%,
  05/23/21                                        569,387        548,291
------------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                  439,639        432,789
========================================================================
                                                                 981,080
========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.50%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00; Cost $493,835)(b)                     500,000        538,935
========================================================================

ELECTRIC UTILITIES-0.41%

Beaver Valley II Funding Corp., SLOBS, Deb.,
  9.00%, 06/01/17                                 400,000        440,412
========================================================================
    Total Asset-Backed Securities (Cost
      $1,851,282)                                              1,960,427
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-3.42%

STIC Liquid Assets Portfolio(j)                 1,855,282   $  1,855,282
------------------------------------------------------------------------
STIC Prime Portfolio(j)                         1,855,282      1,855,282
========================================================================
    Total Money Market Funds (Cost
      $3,710,564)                                              3,710,564
========================================================================
TOTAL INVESTMENTS-103.43% (Cost $117,922,741)                112,104,908
========================================================================
OTHER ASSETS LESS LIABILITIES-(3.43%)                         (3,721,204)
========================================================================
NET ASSETS-100.00%                                          $108,383,704
________________________________________________________________________
========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro Dollar
Gtd.    - Guaranteed
Jr.     - Junior
PATS    - Putable Asset Term Securities
Pfd.    - Preferred
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Security Lease Obligations
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 04/30/02 was $8,935,809, which represented 8.24% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f) Security fair valued in accordance with the procedures established by the Board of Trustees.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section G.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $117,922,741)                                $112,104,908
-----------------------------------------------------------
Receivables for:
  Investments sold                                  796,103
-----------------------------------------------------------
  Fund shares sold                                  136,387
-----------------------------------------------------------
  Dividends and interest                          1,977,812
-----------------------------------------------------------
Investment for deferred compensation plan             1,336
-----------------------------------------------------------
Other assets                                         19,649
===========================================================
    Total assets                                115,036,195
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,152,973
-----------------------------------------------------------
  Fund shares reacquired                            289,796
-----------------------------------------------------------
  Foreign currency contracts outstanding             10,945
-----------------------------------------------------------
  Deferred compensation plan                          1,336
-----------------------------------------------------------
Accrued distribution fees                            83,579
-----------------------------------------------------------
Accrued trustees' fees                                  617
-----------------------------------------------------------
Accrued transfer agent fees                          36,787
-----------------------------------------------------------
Accrued operating expenses                           76,458
===========================================================
    Total liabilities                             6,652,491
===========================================================
Net assets applicable to shares outstanding    $108,383,704
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 78,875,636
___________________________________________________________
===========================================================
Class B                                        $ 26,473,308
___________________________________________________________
===========================================================
Class C                                        $  3,034,760
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,518,299
___________________________________________________________
===========================================================
Class B                                           3,187,180
___________________________________________________________
===========================================================
Class C                                             365,629
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.29
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.29 divided
     by 95.25%)                                $       8.70
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.31
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.30
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $ 4,475,277
-----------------------------------------------------------
Dividends                                            78,531
-----------------------------------------------------------
Dividends from affiliated money market funds         12,612
===========================================================
    Total investment income                       4,566,420
===========================================================

EXPENSES:

Advisory fees                                       394,774
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                        2,324
-----------------------------------------------------------
Distribution fees -- Class A                        121,950
-----------------------------------------------------------
Distribution fees -- Class B                        183,597
-----------------------------------------------------------
Distribution fees -- Class C                         12,209
-----------------------------------------------------------
Interest                                                425
-----------------------------------------------------------
Transfer agent fees                                 177,118
-----------------------------------------------------------
Trustees' fees                                        5,035
-----------------------------------------------------------
Other                                                94,664
===========================================================
    Total expenses                                1,016,891
===========================================================
Less: Fees waived                                  (316,840)
-----------------------------------------------------------
    Expenses paid indirectly                           (620)
===========================================================
    Net expenses                                    699,431
===========================================================
Net investment income                             3,866,989
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (3,174,641)
-----------------------------------------------------------
  Foreign currencies                                (14,190)
-----------------------------------------------------------
  Foreign currency contracts                         20,280
===========================================================
                                                 (3,168,551)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (976,711)
-----------------------------------------------------------
  Foreign currencies                                  1,297
-----------------------------------------------------------
  Foreign currency contracts                        (26,123)
===========================================================
                                                 (1,001,537)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                      (4,170,088)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $  (303,099)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2002             2001
                                                              -------------    -------------
OPERATIONS:

  Net investment income                                       $   3,866,989    $   9,122,003
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            (3,168,551)      (7,077,279)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           (1,001,537)         107,182
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    (303,099)       2,151,906
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (2,740,579)      (4,180,316)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,352,613)      (4,789,082)
--------------------------------------------------------------------------------------------
  Class C                                                           (89,607)         (94,741)
--------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                                --          (65,346)
--------------------------------------------------------------------------------------------
  Class B                                                                --          (81,727)
--------------------------------------------------------------------------------------------
  Class C                                                                --           (1,579)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        19,008,478       16,986,137
--------------------------------------------------------------------------------------------
  Class B                                                       (19,560,651)     (25,288,755)
--------------------------------------------------------------------------------------------
  Class C                                                         1,044,629        1,712,350
============================================================================================
    Net increase (decrease) in net assets                        (3,993,442)     (13,651,153)
============================================================================================

NET ASSETS:

  Beginning of period                                           112,377,146      126,028,299
============================================================================================
  End of period                                               $ 108,383,704    $ 112,377,146
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 238,596,246    $ 238,103,790
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (487,733)         (20,429)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (123,897,126)    (120,728,575)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    (5,827,683)      (4,977,640)
============================================================================================
                                                              $ 108,383,704    $ 112,377,146
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Strategic Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.The Fund's investment objective is high current income, and its secondary investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $120,664,368, as of October 31, 2001, is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------  ----------------
   $ 65,749,433  October 31, 2003
   ------------------------------
     6,435,251   October 31, 2006
   ------------------------------
    15,371,600   October 31, 2007
   ------------------------------
    26,076,211   October 31, 2008
   ------------------------------
     7,031,873   October 31, 2009
   ==============================
   $120,664,368
   ______________________________
   ==============================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at April 30, 2002 were as follows:

                             CONTRACT TO                    UNREALIZED
   SETTLEMENT             ------------------               APPRECIATION
      DATE     CURRENCY   DELIVER   RECEIVE     VALUE     (DEPRECIATION)
   ----------  --------   -------   --------   --------   --------------
   07/10/02     EUR       625,000   $550,000   $560,945     $(10,945)
    ____________________________________________________________________
   =====================================================================


G. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to November 1,2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $151,494 reduction in the cost of securities and a corresponding $151,494 increase in net unrealized gains and losses, based on securities held by the Fund on November 1, 2001.

  The effect of this change in the current period was to decrease net investment income by $71,875, to increase net unrealized gains and losses by $65,863 and to increase net realized gains and losses by $6,011. As a result the net investment income per share remained the same, the net realized and unrealized gains and losses per share remained the same, and the ratio of net investment income to average net assets decreased by 0.13%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO (NY), Inc. is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $1 billion of the Fund's average daily net assets, plus 0.675% on the next $1 billion of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $2.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A shares to 1.50%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $316,840.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $107,245 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $121,950, $183,597 and $12,209, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $11,337 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $3,000, $192 and $541 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $780 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $620 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $620.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. During the six months ended April 30, 2002, there were no securities on loan.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $31,649,051 and $33,421,741, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 3,452,227
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (9,514,840)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(6,062,613)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $118,167,521.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2002               OCTOBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      3,698,024    $ 31,185,004     4,333,296    $ 38,745,589
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        831,866       6,998,864     1,325,776      12,001,880
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        150,604       1,267,607       329,487       2,937,367
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        213,435       1,796,208       334,882       2,995,798
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         99,218         838,720       319,936       2,878,924
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          7,559          63,707         8,539          75,695
======================================================================================================================
Reacquired:
  Class A                                                     (1,656,250)    (13,972,734)   (2,735,274)    (24,755,250)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,243,558)    (27,398,235)   (4,495,292)    (40,169,559)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (33,997)       (286,685)     (149,291)     (1,300,712)
======================================================================================================================
                                                                  66,901    $    492,456      (727,941)   $ (6,590,268)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                         YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        -----------------------------------------------------
                                                         2002(a)          2001      2000(a)     1999       1998(a)      1997
                                                        ----------       -------    -------    -------    --------    --------
Net asset value, beginning of period                     $  8.63         $  9.17    $10.13     $ 10.80    $  12.00    $  11.76
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.31(c)         0.72      0.77        0.68        0.91(b)     0.74
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.32)          (0.53)    (0.99)      (0.66)      (1.27)       0.34
==============================================================================================================================
    Total from investment operations                       (0.01)           0.19     (0.22)       0.02       (0.36)       1.08
==============================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.33)          (0.72)    (0.52)      (0.65)      (0.65)      (0.78)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --              --        --          --          --       (0.06)
------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                          --           (0.01)    (0.22)      (0.04)      (0.19)         --
==============================================================================================================================
    Total distributions                                    (0.33)          (0.73)    (0.74)      (0.69)      (0.84)      (0.84)
==============================================================================================================================
Net asset value, end of period                           $  8.29         $  8.63    $ 9.17     $ 10.13    $  10.80    $  12.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(d)                                            (0.09)%          2.05%    (2.35)%      0.06%      (3.41)%      9.40%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $78,876         $62,708    $48,865    $68,675    $102,280    $138,715
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.05%(e)        1.05%     1.21%       1.41%       1.56%       1.44%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.63%(e)        1.57%     1.57%       1.41%       1.56%       1.44%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to average net assets        7.34%(c)(e)     7.94%     7.84%       6.44%       7.73%       6.18%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                       30%             89%      309%        235%        306%        149%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 7.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $70,263,110.

                                                                                       CLASS B
                                                       -----------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                         YEAR ENDED OCTOBER 31,
                                                       APRIL 30,        ------------------------------------------------------
                                                        2002(a)          2001      2000(a)      1999       1998(a)     1997
                                                       ----------       -------    -------    --------    --------    --------
Net asset value, beginning of period                    $  8.65         $  9.18    $10.15     $  10.81    $  12.01    $  11.77
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.28(c)         0.65      0.71         0.62        0.84(b)     0.67
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (0.32)          (0.51)    (1.01)       (0.66)      (1.28)       0.33
==============================================================================================================================
    Total from investment operations                      (0.04)           0.14     (0.30)       (0.04)      (0.44)       1.00
==============================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.30)          (0.66)    (0.45)       (0.58)      (0.57)      (0.71)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --              --        --           --          --       (0.05)
------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                         --           (0.01)    (0.22)       (0.04)      (0.19)         --
==============================================================================================================================
    Total distributions                                   (0.30)          (0.67)    (0.67)       (0.62)      (0.76)      (0.76)
==============================================================================================================================
Net asset value, end of period                          $  8.31         $  8.65    $ 9.18     $  10.15    $  10.81    $  12.01
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(d)                                           (0.42)%          1.47%    (3.11)%      (0.52)%     (4.04)%      8.70%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $26,473         $47,582    $76,680    $118,904    $188,660    $281,376
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         1.70%(e)        1.70%     1.86%        2.07%       2.21%       2.09%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.28%(e)        2.22%     2.22%        2.07%       2.21%       2.09%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to average net assets       6.69%(c)(e)     7.29%     7.18%        5.78%       7.08%       5.53%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      30%             89%      309%         235%        306%        149%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(c) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been 0.29 and the ratio of net investment income to average net assets would have been 6.82%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $37,023,669.

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                              SIX MONTHS          YEAR ENDED            MARCH 1, 1999
                                                                ENDED             OCTOBER 31,       (DATE SALES COMMENCED)
                                                              APRIL 30,        -----------------        TO OCTOBER 31,
                                                               2002(a)          2001     2000(a)             1999
                                                              ----------       ------    -------    ----------------------
Net asset value, beginning of period                            $ 8.64         $ 9.17    $10.14            $ 10.67
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.28(b)        0.65      0.70               0.33
--------------------------------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)        (0.32)         (0.51)    (1.00)             (0.52)
==========================================================================================================================
    Total from investment operations                             (0.04)          0.14     (0.30)             (0.19)
==========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.30)         (0.66)    (0.45)             (0.31)
--------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                                --          (0.01)    (0.22)             (0.03)
==========================================================================================================================
    Total distributions                                          (0.30)         (0.67)    (0.67)             (0.34)
==========================================================================================================================
Net asset value, end of period                                  $ 8.30         $ 8.64    $ 9.17            $ 10.14
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                  (0.42)%         1.47%    (3.12)%            (1.80)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,035         $2,087    $  484            $   251
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.70%(d)       1.70%     1.86%              2.07%(e)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.28%(d)       2.22%     2.22%              2.07%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net assets              6.69%(b)(d)    7.29%     7.18%              5.78%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                             30%            89%      309%               235%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been 0.29 and the ratio of net investment income to average net assets would have been 6.82%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,462,149.
(e)  Annualized.

                                     PART C
                                OTHER INFORMATION




Item 23. Exhibits


a(1)   - (a) Amended and Restated Agreement and Declaration of Trust of
         Registrant, dated May 15, 2002. (8)

       - (b) Amendment No. 1, dated July 1, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant.(8)

       - (c) Amendment No. 2, dated August 8, 2002, to Amended and Restated Agreement and Declaration of Trust of Registrant.(8)

b(1)   - Amended and Restated By-Laws of Registrant, adopted effective May 15,
         2002.(8)

c      - Articles II, VI, VII, VIII and IX of the Amended and Restated
         Agreement and Declaration of Trust, as amended, and Articles IV, V, VI, VII and VIII, of the Amended and Restated By-Laws, as previously filed, define rights of holders of shares.


d(1)   - (a) Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(5)


       - (b) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (6)

       - (c) Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc. (7)

       - (d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

       - (e) Form of Amendment No. 4 to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

 (2) - Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 1, 2001, between A I M Advisors, Inc. and INVESCO Asset Management Limited.(6)


e(1)   - (a) First Amended and Restated Master Distribution Agreement, dated
         July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(5)


       - (b) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(6)

       - (c) Amendment No. 2, dated December 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(7)

       - (d) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(8)

       - (e) Form of Amendment No. 4 to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.(8)


 (2) - (a) First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(5)


       - (b) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(6)

       - (c) Amendment No. 2, dated December 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(7)

       - (d) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(8)

       - (e) Form of Amendment No. 4 to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(8)


 (3) - Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers.(5)


 (4) - Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks.(3)


f(1)   - Form of AIM Funds Director Deferred Compensation Agreement for
         Registrant's Non-Affiliated Directors, as amended, September 28,
         2001.(7)

 (2) - AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated October 1, 2001.(7)

g(1)   - (a) Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(5)


       - (b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(5)

       - (c) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(7)

       - (d) Amendment, dated April 2, 2002, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(8)


 (2) - (a) Subcustodian Agreement, dated September 9, 1994, between Registrant, Texas Commerce Bank National Association, State Street Bank and Trust Company and A I M Fund Services, Inc.(6)


       - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement, dated September 9, 1994, between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc.(6)

       - (c) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement, dated September 9, 1994, between Registrant, JP Morgan Chase Bank (formerly Texas Commerce Bank, State Street Bank and Trust Company and A I M Fund Services, Inc.(8)

 (3) - Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(7)


 (4) - Foreign Assets Delegation Agreement, dated June 29, 2001, between Registrant and A I M Advisors, Inc.(7)

h(1)   - (a) Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.(2)


       - (b) Amendment No. 1, dated March 1, 1999, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.(4)

       - (c) Amendment No. 2, dated July 1, 1999, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.(4)

       - (d) Amendment No. 3, dated July 1, 1999, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.(4)

       - (e) Amendment No. 4, dated February 11, 2000, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and
         A I M Fund Services, Inc.(4)

       - (f) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.(5)

       - (g) Amendment No. 6, dated March 4, 2002, to Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.(8)

(2) - (a) Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and The Shareholder Services Group, Inc.
         (TSSG).(1)

       - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and TSSG. (1)

       - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and TSSG.(1)

       - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (FDISG) (formerly known as
         TSSG).(1)

       - (e) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG.(1)

       - (f) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG.(2)

       - (g) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG. (2)

       - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and FDISG. (5)

       - (i) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, for IMPRESSPlus Forms Processing Software between Registrant and FDISG.(5)

       - (j) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, for AccessTA Services, dated December 23, 1994, between Registrant and PFPC Inc. (formerly known as FDISG).(5)

       - (k) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement for IMPRESSNetTM Services, dated December 23, 1994, between Registrant and PFPC Inc.(5)

       - (l) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.(5)

       - (m) Letter amendment, dated August 22, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994 for IMPRESSNetTM Services , between Registrant and PFPC Inc.(5)


 (3) - Preferred Registration Technology Escrow Agreement, dated September 10, 1997.(1)

 (4) - (a) Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(5)


       - (b) Amendment No. 1, dated September 1, 2001, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(6)

       - (c) Amendment No. 2, dated December 28, 2001, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(7)

       - (d) Amendment No. 3, dated July 1, 2002, to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

       - (e) Form of Amendment No. 4 to the Master Administrative Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)


 (5) - Memorandum of Agreement, regarding securities lending, dated September 1, 2000, between Registrant (on behalf of all Funds) and A I M Advisors, Inc.(7)

 (6) - Memorandum of Agreement, regarding expense limitations, dated July 1, 2001, between Registrant (on behalf of all Funds) and A I M Advisors, Inc.(7)

 (7) - Interfund Loan Agreement, dated September 18, 2001, between Registrant and A I M Advisors, Inc.(6)

i      - Legal Opinion - None.


j(1)   - Opinion and Consent of Ballard Spahr Andrews & Ingersoll LLP.(8)

 (2)   - Consent of PricewaterhouseCoopers LLP.(8)


k      - Financial Statements - None.


l      - (a) Agreement Concerning Initial Capitalization of Registrant's AIM
         Global Biotech Fund, dated December 28, 2001.(7)

       - (b) Form of Agreement Concerning Initial Capitalization of Registrant's AIM Libra Fund.(8)


m(1)   - (a) Second Amended and Restated Master Distribution Plan of
         Registrant, effective as of July 1, 2000, with respect to Class A and Class C Shares.(5)

       - (b) Amendment No. 1, dated September 10, 2001, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares.(6)


       - (c) Amendment No. 2, dated December 28, 2001, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares.(7)

       - (d) Amendment No. 3, dated July 1, 2002, to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares.(8)

       - (e) Form of Amendment No. 4 to Registrant's Second Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares.(8)


 (2) - (a) First Amended and Restated Master Distribution Plan, effective as of December 31, 2000, with respect to Class B Shares.(5)


       - (b) Amendment No. 1, dated September 10, 2001, to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares.(6)

       - (c) Amendment No. 2, dated December 28, 2001, to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares.(7)

       - (d) Amendment No. 3, dated July 1, 2002, to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares.(8)

       - (e) Form of Amendment No. 4 to Registrant's First Amended and Restated Master Distribution Plan on behalf of its Class B Shares.(8)


 (3) - Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.(6)

 (4) - Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.(6)

 (5) - Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.(6)

 (6) - Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan.(6)

 (7) - Form of Service Agreement for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan.(6)

 (8) - Form of Shareholder Service Agreement for Shares of the AIM Mutual Funds to be used in connection with Registrant's Master Distribution Plan.(6)

n      - Multiple Class Plan of The AIM Family of Funds --Registered
         Trademark--, effective December 12, 2001.(7)

o     - Reserved.

p(1)  - A I M Management Group Inc. Code of Ethics, as last amended February
        24, 2000.(7)


 (2)  - Code of Ethics of Registrant, effective September 28, 2000.(5)

 (3)  - Code of Ethics of INVESCO Asset Management Limited.(8)


----------

     (1)  Incorporated herein by reference to PEA No. 55, filed on August 26,
          1998.

     (2) Incorporated herein by reference to PEA No. 56, filed on December 30, 1998.

     (3) Incorporated herein by reference to PEA No. 57, filed on February 22, 1999.

     (4) Incorporated herein by reference to PEA No. 58, filed on February 24, 2000.

     (5) Incorporated herein by reference to PEA No. 59, filed on February 28, 2001.

     (6) Incorporated herein by reference to PEA No. 60, filed on October 12, 2001.


     (7) Incorporated herein by reference to PEA No. 61, filed on January 30, 2002.

     (8)  Filed herewith electronically.

Item 24. Persons Controlled by or Under Common Control With the Fund

         None.

Item 25. Indemnification


         Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII,
         Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or the Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.



         Article VIII, Section 3 of the Registrant's Amended and Restated By-Laws, as amended, also provides that every person who is, or has been, a Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's By-Laws and other applicable law.


         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM and their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Section 7 of the Sub-Advisory Contract between AIM and INVESCO Asset Management Limited (collectively, the "Sub-Advisory Contract") provides that the Sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Contract.

Item 26. Business and Other Connections of Investment Advisor

The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

              AIM Advisor Funds AIM Equity Funds
              AIM Floating Rate Fund
              AIM Funds Group
              AIM Growth Series
              AIM International Funds, Inc.
              AIM Investment Securities Funds

              AIM Select Real Estate Income Fund

              AIM Series Trust
              AIM Special Opportunities Funds
              AIM Summit Fund
              AIM Tax-Exempt Funds
              AIM Variable Insurance Funds

b)


Name and Principal                    Position and Officers with                  Positions and Offices
Business Address*                             Underwriter                             with Registrant
------------------                    --------------------------                  ----------------------
Robert H. Graham                   Chairman & Director                        Chairman, President & Trustee

Michael J. Cemo                    President, Chief Executive Officer &       None
                                   Director

Gary T. Crum                       Director                                   Senior Vice President

James L. Salners                   Executive Vice President                   None

Gene L. Needles                    Executive Vice President                   None

Marilyn M. Miller                  Senior Vice President                      None

Mark D. Santero                    Senior Vice President                      None

Leslie A. Schmidt                  Senior Vice President                      None

James E. Stueve                    Senior Vice President                      None

Michael C. Vessels                 Senior Vice President                      None

Mary A. Corcoran                   Vice President                             None

Name and Principal                    Position and Officers with                  Positions and Offices
Business Address*                             Underwriter                             with Registrant
------------------                    --------------------------                  ----------------------
Sidney M. Dilgren                  Vice President                             None

Tony D. Green                      Vice President                             None

Dawn M. Hawley                     Vice President & Treasurer                 None

Ofelia M. Mayo                     Vice President, General Counsel &          Assistant Secretary
                                   Assistant Secretary

Kim T. McAuliffe                   Vice President                             None

Carol F. Relihan                   Vice President                             Senior Vice President & Secretary

Linda L. Warriner                  Vice President                             None

Kathleen J. Pflueger               Secretary                                  Assistant Secretary

----------

*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c)      None.

Item 28. Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         None.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of August, 2002.

                                      REGISTRANT:  AIM INVESTMENT FUNDS

                                              By:  /s/ ROBERT H. GRAHAM
                                                   -----------------------------
                                                   Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            SIGNATURES                               TITLE                              DATE
            ----------                               -----                              ----

   /s/  ROBERT H. GRAHAM
--------------------------------        Chairman, Trustee & President              August 14, 2002
       (Robert H. Graham)               (Principal Executive Officer)

   /s/  FRANK S. BAYLEY
--------------------------------                   Trustee                         August 14, 2002
       (Frank S. Bayley)

   /s/  BRUCE L. CROCKETT
--------------------------------                   Trustee                         August 14, 2002
      (Bruce L. Crockett)

   /s/  ALBERT R. DOWDEN
--------------------------------                   Trustee                         August 14, 2002
       (Albert R. Dowden)

  /s/ EDWARD K. DUNN, JR.
--------------------------------                   Trustee                         August 14, 2002
     (Edward K. Dunn, Jr.)

   /s/   JACK M. FIELDS
--------------------------------                   Trustee                         August 14, 2002
        (Jack M. Fields)

   /s/   CARL FRISCHLING
--------------------------------                   Trustee                         August 14, 2002
        (Carl Frischling)

   /s/  PREMA MATHAI-DAVIS
--------------------------------                   Trustee                         August 14, 2002
       (Prema Mathai-Davis)

   /s/   LEWIS F. PENNOCK
--------------------------------                   Trustee                         August 14, 2002
        (Lewis F. Pennock)

   /s/   RUTH H. QUIGLEY
--------------------------------                   Trustee                         August 14, 2002
        (Ruth H. Quigley)

   /s/    LOUIS S. SKLAR
--------------------------------                   Trustee                         August 14, 2002
         (Louis S. Sklar)

   /s/    DANA R. SUTTON                  Vice President & Treasurer               August 14, 2002
--------------------------------           (Principal Financial and
         (Dana R. Sutton)                     Accounting Officer)

                                      INDEX

EXHIBIT
NUMBER         DESCRIPTION
-------        -----------
a(1)(a)        Amended and Restated Agreement and Declaration of Trust of
               Registrant, dated May 15, 2002.

a(1)(b)        Amendment No. 1, dated July 1, 2002, to Amended and Restated
               Agreement and Declaration of Trust of Registrant.

a(1)(c)        Amendment No. 2, dated August 8, 2002, to Amended and Restated
               Agreement and Declaration of Trust of Registrant.

b(1)           Amended and Restated By-Laws of Registrant, adopted effective May
               15, 2002.

d(1)(d)        Amendment No. 3, dated July 1, 2002, to the Master Investment
               Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.

d(1)(e)        Form of Amendment No. 4 to the Master Investment Advisory
               Agreement, dated September 11, 2000, between Registrant and A I M
               Advisors, Inc.

e(1)(d)        Amendment No. 3, dated July 1, 2002, to the First Amended and
               Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.

e(1)(e)        Form of Amendment No. 4 to the First Amended and Restated Master
               Distribution Agreement, dated July 1, 2000, between Registrant
               (on behalf of its Class A and Class C Shares) and A I M
               Distributors, Inc.

e(2)(d)        Amendment No. 3, dated July 1, 2002, to the First Amended and
               Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B Shares) and A I M
               Distributors, Inc.

e(2)(e)        Form of Amendment No. 4 to the First Amended and Restated Master
               Distribution Agreement, dated December 31, 2000, between
               Registrant (on behalf of its Class B Shares) and A I M
               Distributors, Inc.

g(1)(d) Amendment, dated April 2, 2002, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and
               Trust Company.

g(2)(c) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement, dated September 9, 1994, between Registrant, JP Morgan Chase Bank
               (formerly Texas Commerce Bank, State Street Bank and Trust
               Company and A I M Fund Services, Inc.

h(1)(g)        Amendment No. 6, dated March 4, 2002, to Transfer Agency and
               Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc.

EXHIBIT
NUMBER         DESCRIPTION
-------        -----------
h(4)(d)        Amendment No. 3, dated July 1, 2002, to the Master Administrative
               Services Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.

h(4)(e)        Form of Amendment No. 4 to the Master Administrative Services
               Agreement, dated September 11, 2000, between Registrant and A I M
               Advisors, Inc.

j(1)           Opinion and Consent of Ballard Spahr Andrews & Ingersoll LLP.

j(2)           Consent of PricewaterhouseCoopers LLP.

l(b)           Form of Agreement Concerning Initial Capitalization of
               Registrant's AIM Libra Fund.

m(1)(d)        Amendment No. 3, dated July 1, 2002, to Registrant's Second
               Amended and Restated Master Distribution Plan on behalf of its Class A and Class C Shares.

m(1)(e)        Form of Amendment No. 4 to Registrant's Second Amended and
               Restated Master Distribution Plan on behalf of its Class A and
               Class C Shares.

m(2)(d)        Amendment No. 3, dated July 1, 2002, to Registrant's First
               Amended and Restated Master Distribution Plan on behalf of its Class B Shares.

m(2)(e)        Form of Amendment No. 4 to Registrant's First Amended and
               Restated Master Distribution Plan on behalf of its Class B
               Shares.

p(2)           Code of Ethics of INVESCO Asset Management Limited.